UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2022 to September 30, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2022
Classes A, C, I, P, P2, P3, R, R6 and W
Fixed-Income Funds
■
Voya GNMA Income Fund

■
Voya High Yield Bond Fund

■
Voya Intermediate Bond Fund

■
Voya Short Term Bond Fund

■
Voya Strategic Income Opportunities Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from each fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

shareholder expense examples (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2022*	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2022*
Voya GNMA Income Fund
Class A	$1,000.00	$919.30	0.84%	$4.04	$1,000.00	$1,020.86	0.84%	$4.26
Class C	1,000.00	916.60	1.59	7.64	1,000.00	1,017.10	1.59	8.04
Class I	1,000.00	922.10	0.54	2.60	1,000.00	1,022.36	0.54	2.74
Class P	1,000.00	924.20	0.15	0.72	1,000.00	1,024.32	0.15	0.76
Class R6	1,000.00	920.90	0.49	2.36	1,000.00	1,022.61	0.49	2.48
Class W	1,000.00	921.90	0.59	2.84	1,000.00	1,022.11	0.59	2.99
Voya High Yield Bond Fund
Class A	$1,000.00	$879.90	1.08%	$5.09	$1,000.00	$1,019.65	1.08%	$5.47
Class C	1,000.00	876.90	1.83	8.61	1,000.00	1,015.89	1.83	9.25
Class I	1,000.00	881.70	0.73	3.44	1,000.00	1,021.41	0.73	3.70
Class P	1,000.00	884.90	0.07	0.33	1,000.00	1,024.72	0.07	0.36
Class P3	1,000.00	884.20	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	879.30	1.33	6.27	1,000.00	1,018.40	1.33	6.73
Class R6	1,000.00	882.30	0.67	3.16	1,000.00	1,021.71	0.67	3.40
Class W	1,000.00	880.40	0.83	3.91	1,000.00	1,020.91	0.83	4.20

shareholder expense examples (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2022*	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2022*
Voya Intermediate Bond Fund
Class A	$1,000.00	$899.20	0.71%	$3.38	$1,000.00	$1,021.51	0.71%	$3.60
Class C	1,000.00	896.60	1.46	6.94	1,000.00	1,017.75	1.46	7.38
Class I	1,000.00	900.70	0.36	1.72	1,000.00	1,023.26	0.36	1.83
Class P3	1,000.00	903.40	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	898.20	0.96	4.57	1,000.00	1,020.26	0.96	4.86
Class R6	1,000.00	901.00	0.30	1.43	1,000.00	1,023.56	0.30	1.52
Class W	1,000.00	900.20	0.46	2.19	1,000.00	1,022.76	0.46	2.33
Voya Short Term Bond Fund
Class A	$1,000.00	$968.20	0.62%	$3.06	$1,000.00	$1,021.96	0.62%	$3.14
Class C	1,000.00	965.60	1.37	6.75	1,000.00	1,018.20	1.37	6.93
Class I	1,000.00	969.70	0.35	1.73	1,000.00	1,023.31	0.35	1.78
Class P2	1,000.00	970.70	0.15	0.74	1,000.00	1,024.32	0.15	0.76
Class P3	1,000.00	972.00	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class R	1,000.00	968.20	0.87	4.29	1,000.00	1,020.71	0.87	4.41
Class R6	1,000.00	969.90	0.30	1.48	1,000.00	1,023.56	0.30	1.52
Class W	1,000.00	970.60	0.37	1.83	1,000.00	1,023.21	0.37	1.88
Voya Strategic Income Opportunities Fund
Class A	$1,000.00	$949.90	0.85%	$4.15	$1,000.00	$1,020.81	0.85%	$4.31
Class C	1,000.00	946.40	1.60	7.81	1,000.00	1,017.05	1.60	8.09
Class I	1,000.00	950.70	0.61	2.98	1,000.00	1,022.01	0.61	3.09
Class R	1,000.00	949.20	1.10	5.37	1,000.00	1,019.55	1.10	5.57
Class R6	1,000.00	950.80	0.54	2.64	1,000.00	1,022.36	0.54	2.74
Class W	1,000.00	951.00	0.60	2.93	1,000.00	1,022.06	0.60	3.04

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2022 (Unaudited)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
ASSETS:
Investments in securities at fair value+*	$1,539,869,236	$434,629,364	$8,244,989,456
Short-term investments at fair value†	10,411,190	59,797,150	624,280,076
Cash	9,650,738	134,991	14,135,296
Cash collateral for futures contracts	2,236,875	—	4,873,850
Cash pledged for centrally cleared swaps (Note 2)	—	—	8,700,000
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	1,000,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	14,239,863	—	14,656,187
Due from broker	1,646,242	—	3,233,000
Receivables:
Investment securities sold	—	432,973	16,380,842
Investment securities sold on a delayed-delivery or when-issued basis	133,446,957	—	167,392,722
Fund shares sold	3,001,279	95,947	47,349,915
Dividends	—	5,283	9,513
Interest	3,806,077	7,943,800	50,062,128
Foreign tax reclaims	—	—	75,871
Variation margin on futures contracts	319,362	—	—
Variation margin on centrally cleared swaps	—	—	76,297
Unrealized appreciation on forward foreign currency contracts	—	—	234,791
Unrealized appreciation on forward premium swaptions	—	—	232,928
Prepaid expenses	64,394	74,139	246,125
Reimbursement due from Investment Adviser	11,082	525	20,302
Other assets	36,487	16,244	147,216
Total assets	1,718,739,782	503,130,416	9,198,096,515
LIABILITIES:
Income distribution payable	477,808	111,460	2,799,940
Payable for investment securities purchased	—	1,167,000	238,983,112
Payable for investment securities purchased on a delayed-delivery or when-issued basis	509,670,133	—	856,705,929
Payable for fund shares redeemed	5,427,068	477,141	78,160,866
Payable to broker	250,000	—	1,133,000
Payable upon receipt of securities loaned	—	36,535,560	234,137,903
Unrealized depreciation on forward foreign currency contracts	—	—	61,651
Unrealized depreciation on forward premium swaptions	—	—	126,122
Variation margin payable on futures contracts	—	—	887,857
Cash received as collateral for OTC derivatives (Note 2)	—	—	780,000
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	2,771,000	—	8,392,000
Payable for investment management fees	463,066	164,087	1,812,902
Payable for distribution and shareholder service fees	101,391	14,362	117,953
Payable to custodian due to foreign currency overdraft§	—	—	479
Payable to trustees under the deferred compensation plan (Note 6)	36,487	16,244	147,216
Payable for trustee fees	3,328	1,344	21,507
Other accrued expenses and liabilities	711,851	214,126	1,917,099
Total liabilities	519,912,132	38,701,324	1,426,185,536
NET ASSETS	$1,198,827,650	$464,429,092	$7,771,910,979
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,419,077,891	$557,241,686	$9,423,944,861
Total distributable loss	(220,250,241)	(92,812,594)	(1,652,033,882)
NET ASSETS	$1,198,827,650	$464,429,092	$7,771,910,979
+ Including securities loaned at value	$—	$35,504,570	$227,343,496
* Cost of investments in securities	$1,684,682,092	$517,820,790	$9,288,898,756
† Cost of short-term investments	$10,409,004	$59,798,888	$624,304,986
§ Cost of foreign currency overdraft	$—	$—	$488
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2022 (Unaudited) (continued)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
Class A
Net assets	$395,823,091	$36,001,980	$273,723,574
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	54,130,715	5,535,216	32,326,947
Net asset value and redemption price per share†	$7.31	$6.50	$8.47
Maximum offering price per share (2.50%)(1)	$7.50	$6.67	$8.69
Class C
Net assets	$20,279,995	$7,602,933	$11,452,871
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,787,196	1,169,711	1,354,405
Net asset value and redemption price per share†	$7.28	$6.50	$8.46
Class I
Net assets	$678,371,351	$178,070,440	$5,038,378,341
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	92,594,084	27,434,460	594,822,072
Net asset value and redemption price per share	$7.33	$6.49	$8.47
Class P
Net assets	$430,852	$143,759,668	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	58,901	22,118,202	n/a
Net asset value and redemption price per share	$7.31	$6.50	n/a
Class P3
Net assets	n/a	$904,065	$82,367,257
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	138,873	9,720,635
Net asset value and redemption price per share	n/a	$6.51	$8.47
Class R
Net assets	n/a	$206,165	$116,231,028
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	31,690	13,708,563
Net asset value and redemption price per share	n/a	$6.51	$8.48
Class R6
Net assets	$29,409,547	$36,395,365	$2,181,162,143
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,010,973	5,592,169	257,323,524
Net asset value and redemption price per share	$7.33	$6.51	$8.48
Class W
Net assets	$74,512,814	$61,488,476	$68,595,765
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,158,503	9,439,373	8,108,446
Net asset value and redemption price per share	$7.34	$6.51	$8.46

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2022 (Unaudited)

	Voya Short Term Bond Fund	Voya Strategic Income Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$367,566,570	$1,836,366,480
Short-term investments at fair value†	13,863,867	246,042,916
Cash	7,066,470	3,887,449
Cash collateral for futures contracts	942,800	8,510,226
Cash pledged for centrally cleared swaps (Note 2)	400,000	5,596,846
Cash pledged as collateral for OTC derivatives (Note 2)	—	7,790,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	—	42,425
Receivables:
Investment securities sold	19,258,647	18,317,802
Investment securities sold on a delayed-delivery or when-issued basis	—	661,310
Fund shares sold	107,268	4,657,477
Dividends	2,909	342,002
Interest	1,967,523	14,851,037
Variation margin on futures contracts	—	1,134,693
Variation margin on centrally cleared swaps	2,542	—
Unrealized appreciation on forward foreign currency contracts	—	58,280,647
Unrealized appreciation on forward premium swaptions	—	1,561,179
Prepaid expenses	40,050	71,818
Reimbursement due from Investment Adviser	10,561	—
Other assets	4,315	24,017
Total assets	411,233,522	2,208,138,324
LIABILITIES:
Income distribution payable	—	675,729
Payable for investment securities purchased	15,734,038	15,738,009
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	4,715,905
Payable for fund shares redeemed	182,397	5,394,142
Payable to broker	—	550,000
Payable upon receipt of securities loaned	3,302,680	41,849,940
Unrealized depreciation on forward foreign currency contracts	—	58,848,480
Unrealized depreciation on forward premium swaptions	—	2,239,974
Variation margin payable on centrally cleared swaps	—	56,559
Variation margin payable on futures contracts	65,102	—
Cash received as collateral for OTC derivatives (Note 2)	—	1,380,000
Payable for investment management fees	84,586	878,479
Payable for distribution and shareholder service fees	3,089	62,564
Payable to trustees under the deferred compensation plan (Note 6)	4,315	24,017
Payable for trustee fees	1,077	5,664
Unfunded loan commitments (Note 10)	—	434,125
Other accrued expenses and liabilities	28,510	836,909
Written options, at fair value^	—	10,240,894
Total liabilities	19,405,794	143,931,390
NET ASSETS	$391,827,728	$2,064,206,934
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$428,125,758	$2,388,321,820
Total distributable loss	(36,298,030)	(324,114,886)
NET ASSETS	$391,827,728	$2,064,206,934
+ Including securities loaned at value	$3,205,866	$40,728,038
* Cost of investments in securities	$385,793,495	$2,081,864,010
† Cost of short-term investments	$13,864,600	$246,042,916
^ Premiums received on written options	$—	$9,422,396
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2022 (Unaudited) (continued)

	Voya Short Term Bond Fund	Voya Strategic Income Opportunities Fund
Class A
Net assets	$13,977,850	$89,172,161
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,518,953	9,940,277
Net asset value and redemption price per share†	$9.20	$8.97
Maximum offering price per share (2.50%)(1)	$9.44	$9.20
Class C
Net assets	$207,105	$42,775,130
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	22,489	4,840,485
Net asset value and redemption price per share†	$9.21	$8.84
Class I
Net assets	$24,221,040	$1,740,962,198
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,634,696	193,879,599
Net asset value and redemption price per share	$9.19	$8.98
Class P2
Net assets	$7,664,754	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	843,853	n/a
Net asset value and redemption price per share	$9.08	n/a
Class P3
Net assets	$7,014,179	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	766,250	n/a
Net asset value and redemption price per share	$9.15	n/a
Class R
Net assets	$18,478	$18,360,375
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,001	2,063,686
Net asset value and redemption price per share	$9.24	$8.90
Class R6
Net assets	$323,973,628	$148,733,925
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	35,201,622	16,614,284
Net asset value and redemption price per share	$9.20	$8.95
Class W
Net assets	$14,750,694	$24,203,145
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,598,378	2,705,141
Net asset value and redemption price per share	$9.23	$8.95

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2022 (Unaudited)

	Voya GNMA Income Fund	Voya High Yield Bond Fund	Voya Intermediate Bond Fund
INVESTMENT INCOME:
Dividends	$—	$116,667	$72,703
Interest	16,880,237	17,499,707	141,402,760
Securities lending income, net	—	198,486	794,152
Total investment income	16,880,237	17,814,860	142,269,615
EXPENSES:
Investment management fees	2,970,003	1,683,749	11,646,044
Distribution and shareholder service fees:
Class A	537,709	50,944	394,884
Class C	115,224	42,358	66,120
Class R	—	508	321,491
Transfer agent fees:
Class A	185,877	32,199	254,367
Class C	9,968	6,693	10,648
Class I	265,430	59,546	1,777,912
Class P	199	424	—
Class P3	—	9	228
Class R	—	159	103,549
Class R6	50	130	14,079
Class W	40,139	58,221	85,428
Shareholder reporting expense	60,720	11,805	95,343
Registration fees	64,277	71,383	137,204
Professional fees	32,754	13,968	164,097
Custody and accounting expense	87,510	56,730	474,153
Trustee fees	16,639	6,719	107,539
Miscellaneous expense	34,902	15,254	165,863
Interest expense	948	63	494
Total expenses	4,422,349	2,110,862	15,819,443
Waived and reimbursed fees	(19,655)	(639,397)	(121,890)
Net expenses	4,402,694	1,471,465	15,697,553
Net investment income	12,477,543	16,343,395	126,572,062
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(36,010,461)	(15,135,760)	(346,230,293)
Forward foreign currency contracts	—	—	449,770
Foreign currency related transactions	—	—	10,428
Futures	11,616,484	—	(100,132,616)
Swaps	—	—	(3,657,285)
Written options	—	—	15,303,028
Net realized loss	(24,393,977)	(15,135,760)	(434,256,968)
Net change in unrealized appreciation (depreciation) on:
Investments	(99,138,033)	(69,580,731)	(602,239,618)
Forward foreign currency contracts	—	—	26,951
Foreign currency related transactions	—	—	(17,317)
Futures	1,876,346	—	(1,801,669)
Swaps	—	—	5,710,995
Written options	—	—	(1,453,704)
Net change in unrealized appreciation (depreciation)	(97,261,687)	(69,580,731)	(599,774,362)
Net realized and unrealized loss	(121,655,664)	(84,716,491)	(1,034,031,330)
Decrease in net assets resulting from operations	$(109,178,121)	$(68,373,096)	$(907,459,268)
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2022 (Unaudited)

	Voya Short Term Bond Fund	Voya Strategic Income Opportunities Fund
INVESTMENT INCOME:
Dividends	$22,371	$1,431,420
Interest, net of foreign taxes withheld*	5,107,227	47,562,662
Securities lending income, net	31,207	164,767
Total investment income	5,160,805	49,158,849
EXPENSES:
Investment management fees	552,134	5,679,571
Distribution and shareholder service fees:
Class A	18,600	118,775
Class C	1,585	232,001
Class R	45	49,226
Transfer agent fees:
Class A	5,441	26,867
Class C	115	13,116
Class I	11,201	655,964
Class P2	20	—
Class P3	100	—
Class R	6	5,585
Class R6	369	2,001
Class W	6,553	8,430
Shareholder reporting expense	2,562	48,495
Registration fees	59,857	75,002
Professional fees	10,248	44,825
Custody and accounting expense	45,750	192,250
Trustee fees	5,387	28,320
Miscellaneous expense	14,268	62,149
Total expenses	734,241	7,242,577
Waived and reimbursed fees	(60,583)	(6)
Net expenses	673,658	7,242,571
Net investment income	4,487,147	41,916,278
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,527,543)	(35,525,820)
Forward foreign currency contracts	—	(2,679,420)
Foreign currency related transactions	—	234,662
Futures	(2,313,304)	14,879,456
Swaps	4,575	(11,367,649)
Written options	—	13,175,685
Net realized loss	(9,836,272)	(21,283,086)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,016,152)	(144,832,765)
Forward foreign currency contracts	—	821,573
Foreign currency related transactions	—	727
Futures	(807,753)	12,770,143
Swaps	125,771	(237,459)
Written options	—	(2,830,164)
Net change in unrealized appreciation (depreciation)	(7,698,134)	(134,307,945)
Net realized and unrealized loss	(17,534,406)	(155,591,031)
Decrease in net assets resulting from operations	$(13,047,259)	$(113,674,753)
* Foreign taxes withheld	$—	$242
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya GNMA Income Fund		Voya High Yield Bond Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
FROM OPERATIONS:
Net investment income	$12,477,543	$10,730,126	$16,343,395	$45,652,290
Net realized gain (loss)	(24,393,977)	(8,988,897)	(15,135,760)	22,024,852
Net change in unrealized appreciation (depreciation)	(97,261,687)	(69,342,529)	(69,580,731)	(61,579,754)
Increase (decrease) in net assets resulting from operations	(109,178,121)	(67,601,300)	(68,373,096)	6,097,388
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(4,149,771)	(6,296,795)	(1,028,796)	(2,339,943)
Class C	(133,448)	(170,951)	(184,969)	(394,886)
Class I	(8,488,293)	(14,433,811)	(5,014,176)	(10,110,459)
Class P	(3,159)	(648)	(6,452,807)	(17,710,462)
Class P3	—	—	(28,417)	(553,963)
Class R	—	—	(5,011)	(14,342)
Class R6	(309,319)	(367,322)	(1,102,486)	(10,925,724)
Class W	(1,001,662)	(1,773,989)	(1,978,068)	(4,683,936)
Return of capital:
Class A	—	(394,744)	—	—
Class C	—	(23,585)	—	—
Class I	—	(714,563)	—	—
Class P	—	(27)	—	—
Class R6	—	(19,980)	—	—
Class W	—	(93,830)	—	—
Total distributions	(14,085,652)	(24,290,245)	(15,794,730)	(46,733,715)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	265,588,072	610,998,074	74,423,927	327,195,769
Reinvestment of distributions	11,666,608	20,272,704	12,670,783	45,439,824
	277,254,680	631,270,778	87,094,710	372,635,593
Cost of shares redeemed	(416,045,499)	(908,840,569)	(189,137,612)	(623,750,985)
Net decrease in net assets resulting from capital share transactions	(138,790,819)	(277,569,791)	(102,042,902)	(251,115,392)
Net decrease in net assets	(262,054,592)	(369,461,336)	(186,210,728)	(291,751,719)
NET ASSETS:
Beginning of year or period	1,460,882,242	1,830,343,578	650,639,820	942,391,539
End of year or period	$1,198,827,650	$1,460,882,242	$464,429,092	$650,639,820
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Fund		Voya Short Term Bond Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
FROM OPERATIONS:
Net investment income	$126,572,062	$230,619,465	$4,487,147	$4,969,512
Net realized loss	(434,256,968)	(55,720,438)	(9,836,272)	(3,428,043)
Net change in unrealized appreciation (depreciation)	(599,774,362)	(606,969,252)	(7,698,134)	(14,139,271)
Decrease in net assets resulting from operations	(907,459,268)	(432,070,225)	(13,047,259)	(12,597,802)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(4,279,511)	(9,143,624)	(120,149)	(189,601)
Class C	(128,732)	(282,354)	(1,309)	(1,343)
Class I	(84,866,867)	(154,758,798)	(252,882)	(295,881)
Class P2	—	—	(272,567)	(1,393,182)
Class P3	(1,407,050)	(1,438,907)	(118,162)	(66,502)
Class R	(1,582,367)	(3,083,013)	(123)	(63)
Class R6	(36,933,120)	(68,083,038)	(3,399,358)	(3,123,798)
Class W	(1,524,552)	(4,830,730)	(165,874)	(257,675)
Return of capital:
Class A	—	(615,654)	—	(49,663)
Class C	—	(27,387)	—	(1,053)
Class I	—	(10,216,623)	—	(87,449)
Class P2	—	—	—	(52,614)
Class P3	—	(116,882)	—	(14,140)
Class R	—	(241,500)	—	(45)
Class R6	—	(4,247,795)	—	(1,037,071)
Class W	—	(293,532)	—	(55,355)
Total distributions	(130,722,199)	(257,379,837)	(4,330,424)	(6,625,435)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,892,334,500	3,464,507,865	88,547,087	464,474,302
Reinvestment of distributions	114,290,019	227,363,588	4,325,213	6,602,660
	2,006,624,519	3,691,871,453	92,872,300	471,076,962
Cost of shares redeemed	(2,625,582,165)	(3,574,389,538)	(156,197,400)	(187,837,124)
Net increase (decrease) in net assets resulting from capital share transactions	(618,957,646)	117,481,915	(63,325,100)	283,239,838
Net increase (decrease) in net assets	(1,657,139,113)	(571,968,147)	(80,702,783)	264,016,601
NET ASSETS:
Beginning of year or period	9,429,050,092	10,001,018,239	472,530,511	208,513,910
End of year or period	$7,771,910,979	$9,429,050,092	$391,827,728	$472,530,511
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Income Opportunities Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
FROM OPERATIONS:
Net investment income	$41,916,278	$76,624,284
Net realized loss	(21,283,086)	(13,543,027)
Net change in unrealized appreciation (depreciation)	(134,307,945)	(121,380,216)
Decrease in net assets resulting from operations	(113,674,753)	(58,298,959)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,445,940)	(3,060,993)
Class C	(531,460)	(811,189)
Class I	(32,711,486)	(55,102,083)
Class P(1)	(54)	(107)
Class R	(275,523)	(457,854)
Class R6	(2,674,736)	(4,473,785)
Class W	(485,247)	(1,173,982)
Return of capital:
Class A	—	(681,504)
Class C	—	(315,718)
Class I	—	(12,906,476)
Class P(1)	—	(20)
Class R	—	(132,830)
Class R6	—	(989,355)
Class W	—	(232,114)
Total distributions	(38,124,446)	(80,338,010)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	316,210,014	936,075,526
Reinvestment of distributions	34,466,881	71,575,250
	350,676,895	1,007,650,776
Cost of shares redeemed	(601,778,773)	(858,047,976)
Net increase (decrease) in net assets resulting from capital share transactions	(251,101,878)	149,602,800
Net increase (decrease) in net assets	(402,901,077)	10,965,831
NET ASSETS:
Beginning of year or period	2,467,108,011	2,456,142,180
End of year or period	$2,064,206,934	$2,467,108,011

(1)
Class P was fully redeemed on September 9, 2022.

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya GNMA Income Fund
Class A
09-30-22+	8.03	0.07•	(0.71)	(0.64)	0.08	—	—	0.08	—	7.31	(8.07)	0.83	0.84	0.84	1.69	395,823	172
03-31-22	8.50	0.04•	(0.40)	(0.36)	0.10	—	0.01	0.10	—	8.03	(4.36)	0.84	0.84	0.84	0.45	464,615	539
03-31-21	8.58	0.07•	0.02	0.09	0.14	—	0.03	0.17	—	8.50	1.08	0.85	0.84	0.84	0.82	591,762	419
03-31-20	8.36	0.18•	0.27	0.45	0.23	—	—	0.23	—	8.58	5.43	0.93	0.92	0.92	2.12	493,737	421
03-31-19	8.25	0.18	0.13	0.31	0.20	—	—	0.20	—	8.36	3.85	0.97	0.95	0.95	2.25	394,763	398
03-31-18	8.44	0.14•	(0.13)	0.01	0.18	—	0.02	0.20	—	8.25	0.08	0.95	0.95	0.95	1.66	435,118	367
Class C
09-30-22+	7.99	0.04•	(0.70)	(0.66)	0.05	—	—	0.05	—	7.28	(8.34)	1.58	1.59	1.59	0.93	20,280	172
03-31-22	8.46	(0.03)•	(0.40)	(0.43)	0.03	—	0.01	0.04	—	7.99	(5.10)	1.59	1.59	1.59	(0.32)	26,837	539
03-31-21	8.53	0.01•	0.03	0.04	0.08	—	0.03	0.11	—	8.46	0.44	1.60	1.59	1.59	0.09	48,911	419
03-31-20	8.31	0.12•	0.26	0.38	0.16	—	—	0.16	—	8.53	4.66	1.68	1.67	1.67	1.37	47,577	421
03-31-19	8.21	0.12	0.12	0.24	0.14	—	—	0.14	—	8.31	2.96	1.72	1.70	1.70	1.49	62,769	398
03-31-18	8.39	0.06	(0.10)	(0.04)	0.12	—	0.02	0.14	—	8.21	(0.56)	1.70	1.70	1.70	0.90	76,535	367
Class I
09-30-22+	8.04	0.08•	(0.70)	(0.62)	0.09	—	—	0.09	—	7.33	(7.79)	0.56	0.54	0.54	1.99	678,371	172
03-31-22	8.52	0.06•	(0.41)	(0.35)	0.12	—	0.01	0.13	—	8.04	(4.18)	0.56	0.54	0.54	0.74	834,623	539
03-31-21	8.59	0.09•	0.04	0.13	0.17	—	0.03	0.20	—	8.52	1.50	0.57	0.54	0.54	1.10	968,367	419
03-31-20	8.37	0.21•	0.26	0.47	0.25	—	—	0.25	—	8.59	5.75	0.67	0.62	0.62	2.42	604,194	421
03-31-19	8.26	0.21	0.13	0.34	0.23	—	—	0.23	—	8.37	4.16	0.71	0.65	0.65	2.55	387,607	398
03-31-18	8.45	0.16•	(0.13)	0.03	0.20	—	0.02	0.22	—	8.26	0.37	0.70	0.65	0.65	1.95	350,326	367
Class P
09-30-22+	8.02	0.10•	(0.70)	(0.60)	0.11	—	—	0.11	—	7.31	(7.58)	0.68	0.15	0.15	2.56	431	172
03-31-22	8.51	0.10•	(0.42)	(0.32)	0.16	—	0.01	0.17	—	8.02	(3.82)	1.21	0.15	0.15	1.15	32	539
05-22-20(4) - 03-31-21	8.62	0.09•	0.00*	0.09	0.17	—	0.03	0.20	—	8.51	1.03	1.67	0.15	0.15	1.28	33	419
Class R6
09-30-22+	8.05	0.08•	(0.71)	(0.63)	0.09	—	—	0.09	—	7.33	(7.91)	0.49	0.49	0.49	2.07	29,410	172
03-31-22	8.52	0.07•	(0.41)	(0.34)	0.12	—	0.01	0.13	—	8.05	(4.06)	0.48	0.48	0.48	0.81	23,951	539
07-31-20(4) - 03-31-21	8.58	0.04•	0.02	0.06	0.09	—	0.03	0.11	—	8.52	0.64	0.48	0.48	0.48	0.62	41,739	419
Class W
09-30-22+	8.05	0.07•	(0.69)	(0.62)	0.09	—	—	0.09	—	7.34	(7.81)	0.58	0.59	0.59	1.92	74,513	172
03-31-22	8.53	0.06•	(0.41)	(0.35)	0.12	—	0.01	0.12	—	8.05	(4.22)	0.59	0.59	0.59	0.70	110,824	539
03-31-21	8.60	0.09•	0.04	0.13	0.17	—	0.03	0.19	—	8.53	1.45	0.60	0.59	0.59	1.02	179,530	419
03-31-20	8.38	0.20•	0.27	0.47	0.25	—	—	0.25	—	8.60	5.69	0.68	0.67	0.67	2.38	155,915	421
03-31-19	8.27	0.20•	0.13	0.33	0.22	—	—	0.22	—	8.38	4.11	0.72	0.70	0.70	2.47	91,383	398
03-31-18	8.46	0.16•	(0.13)	0.03	0.20	—	0.02	0.22	—	8.27	0.33	0.70	0.70	0.70	1.92	156,625	367
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Bond Fund
Class A
09-30-22+	7.58	0.18	(1.09)	(0.90)	0.18	—	—	0.18	—	6.50	(12.01)	1.08	1.08	1.08	5.31	36,002	11
03-31-22	7.99	0.36•	(0.40)	(0.04)	0.37	0.00*	—	0.37	—	7.58	(0.62)	1.04	1.04	1.04	4.55	45,842	63
03-31-21	7.02	0.38•	0.99	1.37	0.38	—	0.02	0.40	—	7.99	19.76	1.04	1.04	1.04	4.86	49,805	78
03-31-20	7.86	0.39•	(0.81)	(0.42)	0.42	—	—	0.42	—	7.02	(5.76)	1.10	1.10	1.10	4.97	44,060	57
03-31-19	7.89	0.43	(0.05)	0.38	0.41	—	—	0.41	—	7.86	5.03	1.10	1.10	1.10	5.49	60,390	33
03-31-18	8.11	0.43	(0.22)	0.21	0.43	—	—	0.43	—	7.89	2.52	1.07	1.07	1.07	5.27	52,994	40
Class C
09-30-22+	7.58	0.16	(1.09)	(0.93)	0.15	—	—	0.15	—	6.50	(12.31)	1.83	1.83	1.83	4.57	7,603	11
03-31-22	7.99	0.30•	(0.40)	(0.10)	0.31	0.00*	—	0.31	—	7.58	(1.37)	1.79	1.79	1.79	3.80	9,496	63
03-31-21	7.02	0.32•	0.99	1.31	0.32	—	0.02	0.34	—	7.99	18.88	1.79	1.79	1.79	4.12	10,150	78
03-31-20	7.86	0.34•	(0.82)	(0.48)	0.36	—	—	0.36	—	7.02	(6.47)	1.85	1.85	1.85	4.23	11,215	57
03-31-19	7.89	0.37	(0.05)	0.32	0.35	—	—	0.35	—	7.86	4.24	1.85	1.85	1.85	4.77	15,945	33
03-31-18	8.11	0.37	(0.23)	0.14	0.36	—	—	0.36	—	7.89	1.75	1.82	1.82	1.82	4.52	10,513	40
Class I
09-30-22+	7.57	0.20	(1.09)	(0.89)	0.19	—	—	0.19	—	6.49	(11.83)	0.73	0.73	0.73	5.67	178,070	11
03-31-22	7.98	0.39•	(0.40)	(0.01)	0.40	0.00*	—	0.40	—	7.57	(0.28)	0.69	0.69	0.69	4.90	193,357	63
03-31-21	7.01	0.40•	0.99	1.39	0.40	—	0.02	0.42	—	7.98	20.19	0.69	0.69	0.69	5.18	171,058	78
03-31-20	7.85	0.42•	(0.81)	(0.39)	0.45	—	—	0.45	—	7.01	(5.45)	0.75	0.75	0.75	5.32	68,214	57
03-31-19	7.88	0.47	(0.06)	0.41	0.44	—	—	0.44	—	7.85	5.39	0.75	0.75	0.75	5.82	81,121	33
03-31-18	8.10	0.46	(0.23)	0.23	0.45	—	—	0.45	—	7.88	2.87	0.72	0.72	0.72	5.62	149,279	40
Class P
09-30-22+	7.58	0.22	(1.08)	(0.86)	0.22	—	—	0.22	—	6.50	(11.51)	0.67	0.07	0.07	6.30	143,760	11
03-31-22	7.99	0.44•	(0.40)	0.04	0.45	0.00*	—	0.45	—	7.58	0.38	0.63	0.04	0.04	5.54	272,101	63
03-31-21	7.02	0.45•	1.00	1.45	0.46	—	0.02	0.47	—	7.99	20.96	0.63	0.04	0.04	5.83	313,306	78
03-31-20	7.87	0.47•	(0.82)	(0.35)	0.50	—	—	0.50	—	7.02	(4.92)	0.69	0.08	0.08	5.98	99,000	57
03-31-19	7.90	0.51	(0.05)	0.46	0.49	—	—	0.49	—	7.87	6.05	0.69	0.08	0.08	6.51	120,464	33
03-31-18	8.11	0.51	(0.22)	0.29	0.50	—	—	0.50	—	7.90	3.63	0.66	0.06	0.06	6.28	132,713	40
Class P3
09-30-22+	7.60	0.23	(1.10)	(0.87)	0.22	—	—	0.22	—	6.51	(11.58)	0.67	0.00*	0.00*	6.41	904	11
03-31-22	8.00	0.44•	(0.38)	0.06	0.46	0.00*	—	0.46	—	7.60	0.58	0.63	0.00*	0.00*	5.52	897	63
03-31-21	7.02	0.46•	1.00	1.46	0.46	—	0.02	0.48	—	8.00	21.18	0.63	0.00*	0.00*	5.88	8,814	78
03-31-20	7.86	0.46•	(0.79)	(0.33)	0.51	—	—	0.51	—	7.02	(4.74)	0.74	0.00*	0.00*	7.32	1,143	57
06-01-18(4) - 03-31-19	7.85	0.41•	0.00*	0.41	0.40	—	—	0.40	—	7.86	5.36	0.69	0.00*	0.00*	6.25	3	33
Class R
09-30-22+	7.59	0.18	(1.09)	(0.91)	0.17	—	—	0.17	—	6.51	(12.07)	1.33	1.33	1.33	5.11	206	11
03-31-22	8.00	0.34•	(0.40)	(0.06)	0.35	0.00*	—	0.35	—	7.59	(0.87)	1.29	1.29	1.29	4.29	182	63
03-31-21	7.03	0.36•	0.99	1.35	0.36	—	0.02	0.38	—	8.00	19.44	1.29	1.29	1.29	4.61	547	78
03-31-20	7.87	0.37•	(0.81)	(0.44)	0.40	—	—	0.40	—	7.03	(5.99)	1.35	1.35	1.35	4.72	684	57
03-31-19	7.90	0.41	(0.05)	0.36	0.39	—	—	0.39	—	7.87	4.76	1.35	1.35	1.35	5.25	1,185	33
03-31-18	8.11	0.41	(0.21)	0.20	0.41	—	—	0.41	—	7.90	2.39	1.32	1.32	1.32	5.00	791	40
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Bond Fund (continued)
Class R6
09-30-22+	7.59	0.20	(1.08)	(0.88)	0.20	—	—	0.20	—	6.51	(11.77)	0.67	0.67	0.67	5.73	36,395	11
03-31-22	8.00	0.40•	(0.41)	(0.01)	0.40	0.00*	—	0.40	—	7.59	(0.21)	0.63	0.63	0.63	4.91	44,338	63
03-31-21	7.02	0.41•	1.00	1.41	0.41	—	0.02	0.43	—	8.00	20.39	0.63	0.63	0.63	5.26	242,749	78
03-31-20	7.87	0.43•	(0.82)	(0.39)	0.46	—	—	0.46	—	7.02	(5.49)	0.69	0.69	0.69	5.44	125,036	57
03-31-19	7.89	0.45•	(0.03)	0.42	0.44	—	—	0.44	—	7.87	5.52	0.69	0.69	0.69	5.72	10,002	33
03-31-18	8.10	0.46	(0.22)	0.24	0.45	—	—	0.45	—	7.89	2.97	0.66	0.66	0.66	5.67	117,343	40
Class W
09-30-22+	7.60	0.20	(1.10)	(0.90)	0.19	—	—	0.19	—	6.51	(11.96)	0.83	0.83	0.83	5.56	61,488	11
03-31-22	8.00	0.38•	(0.39)	(0.01)	0.39	0.00*	—	0.39	—	7.60	(0.24)	0.79	0.79	0.79	4.79	84,428	63
03-31-21	7.03	0.40•	0.99	1.39	0.40	—	0.02	0.42	—	8.00	20.03	0.79	0.79	0.79	5.09	145,963	78
03-31-20	7.87	0.41•	(0.81)	(0.40)	0.44	—	—	0.44	—	7.03	(5.51)	0.85	0.85	0.85	5.22	138,971	57
03-31-19	7.90	0.45	(0.05)	0.40	0.43	—	—	0.43	—	7.87	5.29	0.85	0.85	0.85	5.74	98,192	33
03-31-18	8.12	0.45	(0.22)	0.23	0.45	—	—	0.45	—	7.90	2.78	0.82	0.82	0.82	5.51	98,970	40
Voya Intermediate Bond Fund
Class A
09-30-22+	9.55	0.12•	(1.08)	(0.96)	0.12	—	—	0.12	—	8.47	(10.08)	0.71	0.71	0.71	2.59	273,724	118††
03-31-22	10.25	0.20•	(0.66)	(0.46)	0.22	—	0.02	0.24	—	9.55	(4.70)	0.69	0.69	0.69	1.97	364,121	222††
03-31-21	10.11	0.25•	0.38	0.63	0.29	0.17	0.03	0.49	—	10.25	6.12	0.70	0.70	0.70	2.35	459,960	159††
03-31-20	10.02	0.30	0.13	0.43	0.33	0.01	—	0.34	—	10.11	4.29	0.69	0.69	0.69	2.88	451,338	253††
03-31-19	9.90	0.30	0.11	0.41	0.29	—	—	0.29	—	10.02	4.28	0.70	0.70	0.70	3.06	431,210	329††
03-31-18	10.01	0.27	(0.09)	0.18	0.29	—	—	0.29	—	9.90	1.75	0.67	0.67	0.67	2.63	444,865	482††
Class C
09-30-22+	9.53	0.08•	(1.06)	(0.98)	0.09	—	—	0.09	—	8.46	(10.34)	1.46	1.46	1.46	1.84	11,453	118††
03-31-22	10.23	0.12•	(0.66)	(0.54)	0.14	—	0.02	0.16	—	9.53	(5.43)	1.44	1.44	1.44	1.22	15,564	222††
03-31-21	10.09	0.17•	0.38	0.55	0.21	0.17	0.03	0.41	—	10.23	5.34	1.45	1.45	1.45	1.62	22,702	159††
03-31-20	10.01	0.21	0.14	0.35	0.26	0.01	—	0.27	—	10.09	3.41	1.44	1.44	1.44	2.06	25,556	253††
03-31-19	9.89	0.23	0.11	0.34	0.22	—	—	0.22	—	10.01	3.51	1.45	1.45	1.45	2.31	28,657	329††
03-31-18	10.00	0.19	(0.09)	0.10	0.21	—	—	0.21	—	9.89	0.99	1.42	1.42	1.42	1.89	30,922	482††
Class I
09-30-22+	9.55	0.13•	(1.07)	(0.94)	0.14	—	—	0.14	—	8.47	(9.93)	0.36	0.36	0.36	2.94	5,038,378	118††
03-31-22	10.25	0.24•	(0.67)	(0.43)	0.25	—	0.02	0.27	—	9.55	(4.39)	0.35	0.35	0.35	2.32	6,092,396	222††
03-31-21	10.10	0.29•	0.38	0.67	0.32	0.17	0.03	0.52	—	10.25	6.57	0.34	0.34	0.34	2.70	6,175,479	159††
03-31-20	10.02	0.32	0.14	0.46	0.37	0.01	—	0.38	—	10.10	4.53	0.36	0.36	0.36	3.13	4,988,317	253††
03-31-19	9.90	0.33	0.12	0.45	0.33	—	—	0.33	—	10.02	4.63	0.36	0.36	0.36	3.41	4,142,382	329††
03-31-18	10.01	0.30	(0.09)	0.21	0.32	—	—	0.32	—	9.90	2.09	0.35	0.35	0.35	2.96	2,510,746	482††
Class P3
09-30-22+	9.55	0.15•	(1.08)	(0.93)	0.15	—	—	0.15	—	8.47	(9.66)	0.30	0.00*	0.00*	3.30	82,367	118††
03-31-22	10.25	0.27•	(0.67)	(0.40)	0.28	—	0.02	0.30	—	9.55	(4.06)	0.29	0.00*	0.00*	2.67	76,078	222††
03-31-21	10.11	0.32•	0.38	0.70	0.36	0.17	0.03	0.56	—	10.25	6.83	0.30	0.00*	0.00*	3.02	36,991	159††
03-31-20	10.02	0.36	0.14	0.50	0.40	0.01	—	0.41	—	10.11	4.99	0.30	0.00*	0.00*	3.49	20,936	253††
06-01-18(4) - 03-31-19	9.80	0.31•	0.21	0.52	0.30	—	—	0.30	—	10.02	5.40	0.31	0.00*	0.00*	3.80	16,286	329††
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Intermediate Bond Fund (continued)
Class R
09-30-22+	9.56	0.11•	(1.08)	(0.97)	0.11	—	—	0.11	—	8.48	(10.18)	0.96	0.96	0.96	2.34	116,231	118††
03-31-22	10.26	0.18•	(0.67)	(0.49)	0.19	—	0.02	0.21	—	9.56	(4.93)	0.94	0.94	0.94	1.72	143,085	222††
03-31-21	10.12	0.22•	0.38	0.60	0.26	0.17	0.03	0.46	—	10.26	5.86	0.95	0.95	0.95	2.11	175,289	159††
03-31-20	10.03	0.26	0.15	0.41	0.31	0.01	—	0.32	—	10.12	4.03	0.94	0.94	0.94	2.56	186,915	253††
03-31-19	9.92	0.28	0.10	0.38	0.27	—	—	0.27	—	10.03	3.92	0.95	0.95	0.95	2.81	170,236	329††
03-31-18	10.02	0.24	(0.08)	0.16	0.26	—	—	0.26	—	9.92	1.60	0.92	0.92	0.92	2.38	186,904	482††
Class R6
09-30-22+	9.56	0.14•	(1.08)	(0.94)	0.14	—	—	0.14	—	8.48	(9.90)	0.30	0.30	0.30	3.00	2,181,162	118††
03-31-22	10.25	0.24•	(0.66)	(0.42)	0.25	—	0.02	0.27	—	9.56	(4.25)	0.29	0.29	0.29	2.37	2,563,038	222††
03-31-21	10.11	0.29•	0.38	0.67	0.33	0.17	0.03	0.53	—	10.25	6.50	0.30	0.30	0.30	2.74	2,861,963	159††
03-31-20	10.02	0.33	0.14	0.47	0.37	0.01	—	0.38	—	10.11	4.67	0.30	0.30	0.30	3.19	2,306,857	253††
03-31-19	9.90	0.34	0.11	0.45	0.33	—	—	0.33	—	10.02	4.65	0.31	0.31	0.31	3.46	1,851,627	329††
03-31-18	10.00	0.31	(0.09)	0.22	0.32	—	—	0.32	—	9.90	2.20	0.31	0.31	0.31	3.00	1,514,795	482††
Class W
09-30-22+	9.54	0.13•	(1.08)	(0.95)	0.13	—	—	0.13	—	8.46	(9.98)	0.46	0.46	0.46	2.82	68,596	118††
03-31-22	10.24	0.23•	(0.67)	(0.44)	0.24	—	0.02	0.26	—	9.54	(4.47)	0.44	0.44	0.44	2.22	174,769	222††
03-31-21	10.10	0.27•	0.38	0.65	0.31	0.17	0.03	0.51	—	10.24	6.39	0.45	0.45	0.45	2.59	268,634	159††
03-31-20	10.01	0.32	0.14	0.46	0.36	0.01	—	0.37	—	10.10	4.56	0.44	0.44	0.44	3.05	249,060	253††
03-31-19	9.89	0.32•	0.12	0.44	0.32	—	—	0.32	—	10.01	4.55	0.45	0.45	0.45	3.25	174,570	329††
03-31-18	10.00	0.29	(0.09)	0.20	0.31	—	—	0.31	—	9.89	2.00	0.42	0.42	0.42	2.89	760,186	482††
Voya Short Term Bond Fund
Class A
09-30-22+	9.58	0.08	(0.38)	(0.30)	0.08	—	—	0.08	—	9.20	(3.18)	0.63	0.62	0.62	1.70	13,978	115
03-31-22	9.98	0.09•	(0.36)	(0.27)	0.10	—	0.03	0.13	—	9.58	(2.81)	0.64	0.63	0.63	0.93	15,351	250
03-31-21	9.55	0.16•	0.46	0.62	0.17	—	0.02	0.19	—	9.98	6.48	0.68	0.60	0.60	1.62	19,499	145
03-31-20	9.77	0.22•	(0.23)	(0.01)	0.21	—	—	0.21	—	9.55	(0.14)	0.72	0.65	0.65	2.19	6,907	192
03-31-19	9.72	0.21•	0.06	0.27	0.22	—	—	0.22	—	9.77	2.85	0.93	0.77	0.77	2.14	14,247	137
03-31-18	9.84	0.16	(0.12)	0.04	0.16	—	—	0.16	—	9.72	0.35	0.88	0.77	0.77	1.55	2,618	165
Class C
09-30-22+	9.58	0.04	(0.37)	(0.33)	0.04	—	—	0.04	—	9.21	(3.44)	1.38	1.37	1.37	0.81	207	115
03-31-22	9.98	0.02•	(0.37)	(0.35)	0.02	—	0.03	0.05	—	9.58	(3.54)	1.39	1.38	1.38	0.18	442	250
03-31-21	9.55	0.09•	0.45	0.54	0.09	—	0.02	0.11	—	9.98	5.69	1.43	1.35	1.35	0.89	548	145
03-31-20	9.76	0.14•	(0.21)	(0.07)	0.14	—	—	0.14	—	9.55	(0.78)	1.47	1.40	1.40	1.41	335	192
03-31-19	9.72	0.12	0.07	0.19	0.15	—	—	0.15	—	9.76	1.97	1.68	1.52	1.52	1.38	1,038	137
03-31-18	9.84	0.08	(0.12)	(0.04)	0.08	—	—	0.08	—	9.72	(0.40)	1.63	1.52	1.52	0.81	728	165
Class I
09-30-22+	9.57	0.09	(0.38)	(0.29)	0.09	—	—	0.09	—	9.19	(3.03)	0.40	0.35	0.35	1.98	24,221	115
03-31-22	9.97	0.12•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.57	(2.52)	0.40	0.35	0.35	1.19	31,691	250
03-31-21	9.54	0.19•	0.46	0.65	0.20	—	0.02	0.22	—	9.97	6.81	0.48	0.35	0.35	1.91	16,762	145
03-31-20	9.76	0.24•	(0.22)	0.02	0.24	—	—	0.24	—	9.54	0.16	0.57	0.40	0.40	2.43	11,925	192
03-31-19	9.71	0.23	0.07	0.30	0.25	—	—	0.25	—	9.76	3.15	0.78	0.50	0.50	2.37	9,283	137
03-31-18	9.84	0.18	(0.13)	0.05	0.18	—	—	0.18	—	9.71	0.55	0.71	0.51	0.51	1.84	9,578	165
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Short Term Bond Fund (continued)
Class P2
09-30-22+	9.47	0.10	(0.38)	(0.28)	0.11	—	—	0.11	—	9.08	(2.93)	0.32	0.15	0.15	2.16	7,665	115
03-31-22	9.94	0.14•	(0.37)	(0.23)	0.21	—	0.03	0.24	—	9.47	(2.37)	0.31	0.15	0.15	1.43	26,650	250
03-31-21	9.54	0.21•	0.46	0.67	0.25	—	0.02	0.27	—	9.94	7.03	0.38	0.15	0.15	2.11	95,093	145
10-22-19(4) - 03-31-20	9.88	0.26•	(0.47)	(0.21)	0.13	—	—	0.13	—	9.54	(2.16)	0.36	0.15	0.15	2.67	49,296	192
Class P3
09-30-22+	9.53	0.12	(0.39)	(0.27)	0.11	—	—	0.11	—	9.15	(2.80)	0.32	0.00*	0.00*	2.46	7,014	115
03-31-22	9.95	0.15•	(0.36)	(0.21)	0.18	—	0.03	0.21	—	9.53	(2.24)	0.31	0.00*	0.00*	1.54	5,805	250
03-31-21	9.54	0.23•	0.45	0.68	0.25	—	0.02	0.27	—	9.95	7.13	0.38	0.00*	0.00*	2.30	3,324	145
03-31-20	9.76	0.28•	(0.21)	0.07	0.29	—	—	0.29	—	9.54	0.67	0.42	0.00*	0.00*	2.83	5,288	192
06-01-18(4) - 03-31-19	9.71	0.23•	0.08	0.31	0.26	—	—	0.26	—	9.76	3.22	0.63	0.00*	0.00*	2.90	3,341	137
Class R
09-30-22+	9.61	0.07	(0.37)	(0.30)	0.07	—	—	0.07	—	9.24	(3.18)	0.88	0.87	0.87	1.49	18	115
03-31-22	10.01	0.07•	(0.37)	(0.30)	0.07	—	0.03	0.10	—	9.61	(3.04)	0.89	0.88	0.88	0.66	17	250
03-31-21	9.57	0.14•	0.46	0.60	0.14	—	0.02	0.16	—	10.01	6.32	0.93	0.85	0.85	1.39	8	145
03-31-20	9.77	0.19•	(0.20)	(0.01)	0.19	—	—	0.19	—	9.57	(0.18)	0.97	0.90	0.90	1.93	3	192
03-31-19	9.72	0.18	0.07	0.25	0.20	—	—	0.20	—	9.77	2.60	1.18	1.02	1.02	1.85	3	137
03-31-18	9.84	0.13	(0.12)	0.01	0.13	—	—	0.13	—	9.72	0.10	1.13	1.02	1.02	1.33	3	165
Class R6
09-30-22+	9.58	0.10	(0.39)	(0.29)	0.09	—	—	0.09	—	9.20	(3.01)	0.31	0.30	0.30	2.05	323,974	115
03-31-22	9.98	0.12•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.58	(2.49)	0.31	0.30	0.30	1.18	372,853	250
03-31-21	9.55	0.20•	0.45	0.65	0.20	—	0.02	0.22	—	9.98	6.83	0.38	0.30	0.30	2.01	51,298	145
03-31-20	9.76	0.24•	(0.21)	0.03	0.24	—	—	0.24	—	9.55	0.29	0.42	0.35	0.35	2.47	98,380	192
03-31-19	9.72	0.23	0.06	0.29	0.25	—	—	0.25	—	9.76	3.08	0.63	0.47	0.47	2.40	86,628	137
03-31-18	9.84	0.18	(0.11)	0.07	0.19	—	—	0.19	—	9.72	0.68	0.59	0.48	0.48	1.85	93,094	165
Class W
09-30-22+	9.60	0.09	(0.37)	(0.28)	0.09	—	—	0.09	—	9.23	(2.94)	0.38	0.37	0.37	1.95	14,751	115
03-31-22	10.01	0.12•	(0.38)	(0.26)	0.12	—	0.03	0.15	—	9.60	(2.65)	0.39	0.38	0.38	1.18	19,721	250
03-31-21	9.57	0.18•	0.47	0.65	0.19	—	0.02	0.21	—	10.01	6.84	0.43	0.35	0.35	1.85	21,981	145
03-31-20	9.79	0.24•	(0.22)	0.02	0.24	—	—	0.24	—	9.57	0.12	0.47	0.40	0.40	2.41	97	192
03-31-19	9.72	0.22	0.10	0.32	0.25	—	—	0.25	—	9.79	3.31	0.68	0.52	0.52	2.38	523	137
03-31-18	9.85	0.18•	(0.13)	0.05	0.18	—	—	0.18	—	9.72	0.50	0.63	0.52	0.52	1.83	79	165
Voya Strategic Income Opportunities Fund
Class A
09-30-22+	9.59	0.16•	(0.64)	(0.48)	0.14	—	—	0.14	—	8.97	(5.01)	0.85	0.85	0.85	3.48	89,172	61
03-31-22	10.12	0.28•	(0.52)	(0.24)	0.23	—	0.06	0.29	—	9.59	(2.47)	0.85	0.85	0.85	2.81	104,975	76
03-31-21	9.12	0.32•	1.03	1.35	0.30	—	0.05	0.35	—	10.12	14.99	0.88	0.88	0.88	3.26	147,463	45
03-31-20	10.15	0.35•	(0.97)	(0.62)	0.41	—	—	0.41	—	9.12	(6.48)	0.86	0.86	0.86	3.45	146,080	167
03-31-19	10.16	0.37	0.03	0.40	0.41	—	—	0.41	—	10.15	3.99	0.94	0.94	0.94	3.63	128,224	155
03-31-18	10.12	0.37	0.03	0.40	0.36	—	—	0.36	—	10.16	4.01	1.13	1.05	1.05	3.52	30,921	103
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Income Opportunities Fund (continued)
Class C
09-30-22+	9.45	0.13•	(0.63)	(0.50)	0.11	—	—	0.11	—	8.84	(5.36)	1.60	1.60	1.60	2.73	42,775	61
03-31-22	9.97	0.20•	(0.51)	(0.31)	0.15	—	0.06	0.21	—	9.45	(3.18)	1.60	1.60	1.60	2.07	49,839	76
03-31-21	8.98	0.24•	1.02	1.26	0.22	—	0.05	0.27	—	9.97	14.20	1.63	1.63	1.63	2.51	53,646	45
03-31-20	10.00	0.27•	(0.96)	(0.69)	0.33	—	—	0.33	—	8.98	(7.24)	1.61	1.61	1.61	2.68	53,333	167
03-31-19	10.00	0.29	0.04	0.33	0.33	—	—	0.33	—	10.00	3.32	1.69	1.69	1.69	2.87	25,999	155
03-31-18	9.96	0.29	0.03	0.32	0.28	—	—	0.28	—	10.00	3.24	1.88	1.80	1.80	2.79	8,150	103
Class I
09-30-22+	9.61	0.17•	(0.64)	(0.47)	0.16	—	—	0.16	—	8.98	(4.93)	0.61	0.61	0.61	3.72	1,740,962	61
03-31-22	10.15	0.31•	(0.53)	(0.22)	0.26	—	0.06	0.32	—	9.61	(2.22)	0.62	0.62	0.62	3.06	2,096,038	76
03-31-21	9.15	0.34•	1.04	1.38	0.33	—	0.05	0.38	—	10.15	15.35	0.63	0.63	0.63	3.51	2,029,154	45
03-31-20	10.20	0.38•	(0.98)	(0.60)	0.45	—	—	0.45	—	9.15	(6.30)	0.60	0.60	0.60	3.68	2,046,289	167
03-31-19	10.21	0.42	0.02	0.44	0.45	—	—	0.45	—	10.20	4.42	0.61	0.61	0.61	3.99	1,151,236	155
03-31-18	10.18	0.40•	0.04	0.44	0.41	—	—	0.41	—	10.21	4.37	0.78	0.70	0.70	3.87	194,924	103
Class R
09-30-22+	9.51	0.15•	(0.63)	(0.48)	0.13	—	—	0.13	—	8.90	(5.08)	1.10	1.10	1.10	3.24	18,360	61
03-31-22	10.04	0.26•	(0.53)	(0.27)	0.20	—	0.06	0.26	—	9.51	(2.76)	1.10	1.10	1.10	2.58	20,854	76
03-31-21	9.04	0.29•	1.03	1.32	0.27	—	0.05	0.32	—	10.04	14.81	1.13	1.13	1.13	3.00	22,403	45
03-31-20	10.07	0.32•	(0.97)	(0.65)	0.38	—	—	0.38	—	9.04	(6.80)	1.11	1.11	1.11	3.20	18,459	167
03-31-19	10.08	0.34	0.03	0.37	0.38	—	—	0.38	—	10.07	3.73	1.19	1.19	1.19	3.37	12,425	155
03-31-18	10.04	0.33	0.04	0.37	0.33	—	—	0.33	—	10.08	3.76	1.38	1.30	1.30	3.26	5,168	103
Class R6
09-30-22+	9.58	0.18•	(0.65)	(0.47)	0.16	—	—	0.16	—	8.95	(4.92)	0.54	0.54	0.54	3.79	148,734	61
03-31-22	10.12	0.31•	(0.52)	(0.21)	0.27	—	0.06	0.33	—	9.58	(2.17)	0.54	0.54	0.54	3.14	159,175	76
03-31-21	9.12	0.35•	1.04	1.39	0.34	—	0.05	0.39	—	10.12	15.46	0.57	0.57	0.57	3.59	154,515	45
03-31-20	10.17	0.38•	(0.98)	(0.60)	0.45	—	—	0.45	—	9.12	(6.28)	0.55	0.55	0.55	3.75	229,913	167
03-31-19	10.19	0.39	0.04	0.43	0.45	—	—	0.45	—	10.17	4.36	0.58	0.58	0.58	3.82	47,004	155
03-31-18	10.16	0.40	0.04	0.44	0.41	—	—	0.41	—	10.19	4.41	0.74	0.66	0.66	3.88	112,151	103
Class W
09-30-22+	9.57	0.17•	(0.64)	(0.47)	0.15	—	—	0.15	—	8.95	(4.90)	0.60	0.60	0.60	3.71	24,203	61
03-31-22	10.10	0.31•	(0.53)	(0.22)	0.25	—	0.06	0.31	—	9.57	(2.24)	0.60	0.60	0.60	3.06	36,224	76
03-31-21	9.09	0.34•	1.04	1.38	0.32	—	0.05	0.37	—	10.10	15.42	0.63	0.63	0.63	3.53	48,958	45
03-31-20	10.13	0.38•	(0.99)	(0.61)	0.43	—	—	0.43	—	9.09	(6.37)	0.61	0.61	0.61	3.69	69,522	167
03-31-19	10.13	0.39	0.04	0.43	0.43	—	—	0.43	—	10.13	4.35	0.69	0.69	0.69	3.75	48,251	155
03-31-18	10.09	0.39	0.04	0.43	0.39	—	—	0.39	—	10.13	4.27	0.88	0.80	0.80	3.77	26,567	103

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

††
The Fund’s use of treasury securities and “to be announced” (TBA) securities contribute significantly to the portfolio turnover rate. Excluding all purchase and sale transactions involving treasury securities and TBAs, the Fund’s portfolio turnover rate was 22% for the period ended September 30, 2022 and 33%, 39%, 40%, 35% and 32% for the fiscal years ended March 31, 2022, 2021, 2020, 2019, and 2018, respectively. The Fund’s strategies involving treasury securities and TBA securities are employed to increase liquidity and to manage interest rate risk while not changing the economic exposure to treasury and mortgage backed securities. The Fund invests in treasury securities and may purchase and sell treasury securities to manage the duration of the Fund and for hedging purposes when selling or buying corporate bonds. In addition, the Fund commonly employs an investment strategy involving the purchase of the most recently issued treasury security with a particular time to maturity while selling its position in a previously issued treasury security with a substantially similar time to maturity. This strategy is employed in order for the Fund to own the most liquid treasury security available for a given time to maturity. The Fund also invests in TBA securities whereby the actual identity of the securities to be delivered at settlement is not specified, but rather the general characteristics of the securities are agreed to (i.e. issuer, mortgage type, maturity, coupon and month of settlement). The Fund may engage in rolling strategies with TBAs whereby the Fund seeks to extend the expiration or maturity of a TBA position by closing out the position before expiration and simultaneously opening a new position that has substantially similar terms except for a later expiration date. Such rolls enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of seven separately managed series. This report is for: Voya GNMA Income Fund (“GNMA Income”), Voya High Yield Bond Fund (“High Yield Bond”), Voya Intermediate Bond Fund (“Intermediate Bond”), Voya Short Term Bond Fund (“Short Term Bond”) and Voya Strategic Income Opportunities Fund (“Strategic Income Opportunities”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust.
Each Fund offers at least six or more of the following classes of shares: Class A, Class C, Class I, Class P, Class P2, Class P3, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the
“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of September 30, 2022, the maximum amount of loss that Intermediate Bond and Strategic Income Opportunities would incur if the counterparties to their derivative transactions failed to perform would be $2,756,591 and $63,692,513, respectively, which represents the gross payments to be received by the Funds on OTC purchased options, forward premium swaptions and open forward foreign currency contracts were they to be unwound as of September 30, 2022. To reduce the amount of potential loss to Intermediate Bond and Strategic Income Opportunities, the Funds received $780,000 and $1,380,000, respectively, in cash collateral from certain counterparties at September 30, 2022. In addition, certain counterparties had pledged U.S. Treasury Notes with an original par of $5,750,000 as collateral for open OTC derivatives at September 30, 2022.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of September 30, 2022, Intermediate Bond and Strategic Income Opportunities had a liability position of $187,773 and $71,329,348, respectively, on open forward foreign currency contracts, forward premium swaptions and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2022, the Funds could have been required to pay this amount in cash to their counterparties. At September 30, 2022, Intermediate Bond and Strategic Income Opportunities had pledged $1,000,000 and $7,790,000, respectively, in cash collateral to certain counterparties for open OTC derivatives.
E. Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended September 30, 2022, Intermediate Bond and Strategic Income Opportunities entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Funds used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.
During the period ended September 30, 2022, Intermediate Bond and Strategic Income Opportunities had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at September 30, 2022.
	Buy	Sell
Intermediate Bond	$2,332,610	$5,322,324
Strategic Income Opportunities	1,360,326,618	1,373,334,657
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2022, GNMA Income, Intermediate Bond, Short Term Bond and Strategic Income Opportunities have purchased and sold futures contracts on various bonds and notes to manage duration and yield curve exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2022, the following Funds had an average notional value on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at September 30, 2022.
	Purchased	Sold
GNMA Income	$23,232,563	$262,246,508
Intermediate Bond	401,397,276	462,740,511
Short Term Bond	163,624,527	29,096,708
Strategic Income Opportunities	524,612,236	502,998,380
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. All Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week, (although it may extend over a number of months) while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, and it may incur disposition costs in liquidating the collateral.
J. Securities Lending. Each Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
K. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
L. Delayed-Delivery or When-Issued Transactions. The Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At September 30, 2022, GNMA Income, Intermediate Bond and Strategic Income Opportunities had pledged $14,239,863, $14,656,187 and $42,425, respectively, in cash collateral with certain counterparties for open delayed-delivery or when-issued transactions.
At September 30, 2022, GNMA Income and Intermediate Bond had received $2,771,000 and $8,392,000, respectively, in cash collateral with certain counterparties for open delayed-delivery or when-issued transactions.
M. Mortgage Dollar Roll Transactions. Each Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued or to be issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.
N. Options Contracts. The Funds may write call and put options on futures, swap options (“swaptions”), securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.
The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended September 30, 2022, Intermediate Bond and Strategic Income Opportunities had written interest rate swaptions to generate income with an average notional value of $195,092,000 and $152,900,067, respectively. Please refer to the table within the Portfolio of Investments for open written interest rate swaptions contracts Strategic Income Opportunities at September 30, 2022. There were no open written interest rate swaptions contracts for Intermediate Bond at September 30, 2022.
During the period ended September 30, 2022, Intermediate Bond and Strategic Income Opportunities had purchased foreign currency options to manage their foreign exchange exposure with average notional values of $437,553,067 and $252,394,567, respectively. Please refer to the tables within the Portfolio of Investments for open purchased options on foreign currencies for Intermediate Bond and Strategic Income Opportunities at September 30, 2022.
During the period ended September 30, 2022, Intermediate Bond and Strategic Income Opportunities had written foreign currency options to generate income with an average notional value of $263,433,000 and $153,279,700, respectively. Please refer to the tables within the Portfolio of Investments for open written options on foreign currency contracts for Strategic Income Opportunities at September 30, 2022. There were no written options on foreign currency contracts for Intermediate Bond at September 30, 2022.
During the period ended September 30, 2022, Intermediate Bond and Strategic Income Opportunities had purchased forward premium swaptions with average notional values of $229,473,400 and $447,131,300, respectively, to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at September 30, 2022.
O. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2022, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the period ended September 30, 2022, Intermediate Bond, Short Term Bond and Strategic Income Opportunities had bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Funds enter into CDX swap contracts to gain additional exposure within various credit sectors and to hedge the credit risk associated within various sectors with the credit markets. In addition, for the period ended September 30, 2022, Strategic Income Opportunities had bought credit protection on single name issuers (Corporate or Sovereign) to gain additional exposure to the credit market. Please refer to the tables within the Portfolios of Investments for open credit default swaps to buy protection for Intermediate Bond, Short Term Bond and Strategic Income Opportunities as of September 30, 2022. There were no open credit default swaps to sell protection for Intermediate Bond and Strategic Income Opportunities as of September 30, 2022.
During the period ended September 30, 2022, Intermediate Bond, Short Term Bond and Strategic Income Opportunities had an average notional value on credit default swaps to buy protection of $125,482,173, $4,180,963 and $30,110,534.
During the period ended September 30, 2022, Intermediate Bond and Strategic Income Opportunities had an average notional value on credit default swaps to sell protection of $136,125,996 and $150,591,428, respectively.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended September 30, 2022, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $47,958,200 and $78,989,933, respectively.
For the period ended September 30, 2022, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $66,610,250 and $52,924,650, respectively.
Please refer to the tables within the Portfolio of Investments for open interest rate swap contracts for Intermediate Bond and Strategic Income Opportunities at September 30, 2022.
At September 30, 2022, Intermediate Bond, Short Term Bond and Strategic Income Opportunities had pledged $8,700,000, $400,000 and $5,596,846 as cash collateral for open centrally cleared swaps, respectively.
P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2022, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
GNMA Income	$—	$682,444
High Yield Bond	58,850,477	164,608,219
Intermediate Bond	1,370,731,601	2,523,981,312
Short Term Bond	48,332,241	108,547,458
Strategic Income Opportunities	316,224,064	500,757,324
U.S. government securities not included above were as follows:
	Purchases	Sales
GNMA Income	$2,977,113,921	$3,145,760,381
Intermediate Bond	8,940,199,975	8,000,600,315
Short Term Bond	431,371,415	427,427,847
Strategic Income Opportunities	952,053,486	966,850,399
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of GNMA Income and

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

High Yield Bond through August 1, 2023. These waivers are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.
Fund	Fee
GNMA Income	0.45% on the first $1 billion, 0.43% on the next $500 million and 0.41% on assets thereafter
High Yield Bond	0.61% on the first $500 million, 0.55% on the next $4.5 billion and 0.50% on assets thereafter
Intermediate Bond	0.27% on all assets
Short Term Bond	0.25% on all assets
Strategic Income Opportunities	0.50% on all assets
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R of the respective Funds each has a distribution and/or service and distribution plan (the “Plan”), whereby the Distributor is compensated by certain of the Funds for expenses incurred in the distribution and/or shareholder servicing of each Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of certain of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, High Yield Bond, Intermediate Bond, Short Term Bond and Strategic Income Opportunities have a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:
Fund	Class A	Class C	Class R
GNMA Income	0.25%	1.00%	N/A
High Yield Bond	0.25%	1.00%	0.50%
Intermediate Bond	0.25%	1.00%	0.50%
Short Term Bond	0.25%	1.00%	0.50%
Strategic Income Opportunities	0.25%	1.00%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended September 30, 2022, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:
GNMA Income	$1,825	$—
High Yield Bond	311	—
Intermediate Bond	153	—
Short Term Bond	25	—
Strategic Income Opportunities	1,272	—
Contingent Deferred Sales Charges:
GNMA Income	$9,425	$2,102
High Yield Bond	—	70
Intermediate Bond	1,242	—
Strategic Income Opportunities	11,957	2,868
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Institutional Trust Company	GNMA Income	16.82%
Voya Intermediate Bond Portfolio	High Yield Bond	17.00
Voya Investment Management Co. LLC	High Yield Bond	6.84
Voya Retirement Conservative Portfolio	Short Term Bond	10.32
Voya Retirement Growth Portfolio	Short Term Bond	19.88
Voya Retirement Insurance and Annuity Company	Intermediate Bond	8.87
Voya Retirement Moderate Growth Portfolio	Short Term Bond	17.20
Voya Retirement Moderate Portfolio	Short Term Bond	17.83
Voya Solution Income Portfolio	Short Term Bond	6.74
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2022, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
GNMA Income	$140,731
High Yield Bond	2,827
Intermediate Bond	172,551
Short Term Bond	9
Strategic Income Opportunities	12,334
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, as applicable, to the levels listed below:
Fund	Class A	Class C	Class I	Class P	Class P2	Class P3	Class R	Class R6	Class W
GNMA Income	0.84%	1.59%	0.54%	0.15%	N/A	N/A	N/A	0.54%	0.59%
High Yield Bond	1.10%	1.85%	0.85%	0.15%	N/A	0.00%	1.35%	0.83%	0.85%
Intermediate Bond	0.75%	1.50%	0.50%	N/A	N/A	0.00%	1.00%	0.50%	0.50%
Short Term Bond	0.65%	1.40%	0.35%	N/A	0.15%	0.00%	0.90%	0.30%	0.40%
Strategic Income Opportunities	1.15%	1.90%	0.72%	N/A	N/A	N/A	1.40%	0.60%	0.90%
With the exception of Strategic Income Opportunities and the non-recoupable Class P management fee waiver for GNMA Income and High Yield Bond, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2022 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	September 30,
	2023	2024	2025	Total
GNMA Income	$29,902	$—	$—	$29,902
High Yield Bond	19,688	56,992	31,171	107,851
Intermediate Bond	72,782	118,376	210,969	402,127
Short Term Bond	246,253	241,455	92,710	580,418
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2022, are as follows:
	September 30,			Total
	2023	2024	2025
GNMA Income
Class A	$17,794	$15,671	$—	$33,465
Class C	2,840	1,345	—	4,185
Class I	191,903	250,269	89,350	531,522
Class P	122	359	106	587
Class W	5,514	3,447	—	8,961
Short Term Bond
Class I	11,035	7,934	8,959	27,928
The Expense Limitation Agreement is contractual through August 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 13, 2022, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Funds utilized the line of credit during the period ended September 30, 2022:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
GNMA Income	4	$4,024,250	2.12%
High Yield Bond	1	1,088,000	2.08
Intermediate Bond	2	3,174,000	2.80

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
GNMA Income
Class A
9/30/2022	4,325,161	—	486,669	(8,567,215)	—	(3,755,385)	33,419,469	—	3,737,538	(66,257,463)	—	(29,100,456)
3/31/2022	11,277,527	—	720,684	(23,725,800)	—	(11,727,589)	95,005,028	—	6,054,296	(199,441,916)	—	(98,382,592)
Class C
9/30/2022	219,755	—	16,023	(809,016)	—	(573,238)	1,682,816	—	122,331	(6,236,517)	—	(4,431,370)
3/31/2022	434,519	—	21,361	(2,878,820)	—	(2,422,940)	3,655,918	—	179,138	(24,082,916)	—	(20,247,860)
Class I
9/30/2022	27,545,525	—	848,338	(39,591,377)	—	(11,197,514)	213,198,485	—	6,533,535	(305,319,409)	—	(85,587,389)
3/31/2022	57,283,966	—	1,410,379	(68,604,093)	—	(9,909,748)	482,886,816	—	11,867,348	(575,307,247)	—	(80,553,083)
Class P
9/30/2022	57,050	—	417	(2,563)	—	54,904	445,247	—	3,159	(19,212)	—	429,194
3/31/2022	—	—	80	—	—	80	—	—	675	—	—	675
Class R6
9/30/2022	1,628,636	—	40,232	(634,809)	—	1,034,059	12,522,999	—	309,318	(4,953,482)	—	7,878,835
3/31/2022	759,585	—	46,034	(2,729,091)	—	(1,923,472)	6,415,735	—	387,301	(23,219,105)	—	(16,416,069)
Class W
9/30/2022	553,476	—	124,449	(4,284,825)	—	(3,606,900)	4,319,057	—	960,727	(33,259,416)	—	(27,979,632)
3/31/2022	2,733,426	—	211,783	(10,233,228)	—	(7,288,019)	23,034,577	—	1,783,946	(86,789,385)	—	(61,970,862)
High Yield Bond
Class A
9/30/2022	125,015	—	112,727	(746,468)	—	(508,726)	892,707	—	769,349	(5,222,215)	—	(3,560,159)
3/31/2022	649,906	—	259,104	(1,099,273)	—	(190,263)	5,218,071	—	2,063,621	(8,762,057)	—	(1,480,365)
Class C
9/30/2022	13,233	—	19,237	(115,198)	—	(82,728)	67,954	—	157,120	(813,509)	—	(588,435)
3/31/2022	164,725	—	49,194	(232,402)	—	(18,483)	1,325,876	—	391,638	(1,848,988)	—	(131,474)
Class I
9/30/2022	8,037,677	—	575,781	(6,712,131)	—	1,901,327	56,587,039	—	3,921,940	(47,503,759)	—	13,005,220
3/31/2022	14,248,586	—	1,180,689	(11,341,157)	—	4,088,118	114,040,363	—	9,385,111	(90,093,198)	—	33,332,276
Class P
9/30/2022	230,997	—	758,559	(14,749,808)	—	(13,760,252)	1,655,050	—	5,196,603	(104,413,367)	—	(97,561,714)
3/31/2022	16,740,632	—	2,200,106	(22,270,858)	—	(3,330,120)	131,212,122	—	17,529,964	(175,094,969)	—	(26,352,883)
Class P3
9/30/2022	27,797	—	3,569	(10,576)	—	20,790	197,021	—	24,370	(74,927)	—	146,464
3/31/2022	891,755	—	68,009	(1,943,676)	—	(983,912)	7,142,828	—	545,174	(15,234,842)	—	(7,546,840)
Class R
9/30/2022	9,356	—	648	(2,312)	—	7,692	66,911	—	4,410	(16,315)	—	55,006
3/31/2022	5,116	—	1,691	(51,173)	—	(44,366)	40,858	—	13,528	(411,270)	—	(356,884)
Class R6
9/30/2022	330,587	—	136,762	(714,349)	—	(247,000)	2,320,701	—	934,453	(5,064,531)	—	(1,809,377)
3/31/2022	4,066,896	—	1,352,792	(29,933,291)	—	(24,513,603)	32,690,991	—	10,846,577	(235,228,704)	—	(191,691,136)
Class W
9/30/2022	1,821,657	—	242,967	(3,734,162)	—	(1,669,538)	12,636,544	—	1,662,538	(26,028,989)	—	(11,729,907)
3/31/2022	4,432,494	—	584,438	(12,143,760)	—	(7,126,828)	35,524,660	—	4,664,211	(97,076,957)	—	(56,888,086)
Intermediate Bond
Class A
9/30/2022	2,362,014	—	338,769	(8,509,113)	—	(5,808,330)	21,295,226	—	3,030,104	(76,933,457)	—	(52,608,127)
3/31/2022	7,936,708	—	687,990	(15,367,870)	—	(6,743,172)	81,104,507	—	7,040,999	(157,102,969)	—	(68,957,463)
Class C
9/30/2022	19,397	—	11,198	(308,521)	—	(277,926)	173,705	—	100,009	(2,793,603)	—	(2,519,889)
3/31/2022	172,368	—	23,132	(781,431)	—	(585,931)	1,768,576	—	236,689	(7,948,052)	—	(5,942,787)

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Intermediate Bond (continued)
Class I
9/30/2022	172,392,984	—	8,058,071	(223,550,827)	—	(43,099,772)	1,559,439,975	—	72,080,789	(2,012,017,990)	—	(380,497,226)
3/31/2022	241,997,846	—	14,032,171	(220,648,390)	—	35,381,627	2,453,548,509	—	143,362,404	(2,226,904,558)	—	370,006,355
Class P3
9/30/2022	3,255,281	—	157,322	(1,654,989)	—	1,757,614	29,706,768	—	1,407,050	(14,986,181)	—	16,127,637
3/31/2022	6,732,245	—	152,870	(2,529,951)	—	4,355,164	67,863,845	—	1,554,909	(25,314,324)	—	44,104,430
Class R
9/30/2022	936,578	—	175,464	(2,369,366)	—	(1,257,324)	8,422,950	—	1,570,966	(21,478,607)	—	(11,484,691)
3/31/2022	1,952,651	—	321,947	(4,389,254)	—	(2,114,656)	19,998,676	—	3,298,237	(44,929,985)	—	(21,633,072)
Class R6
9/30/2022	28,892,731	—	3,884,049	(43,663,294)	—	(10,886,514)	263,429,192	—	34,769,001	(393,480,183)	—	(95,281,990)
3/31/2022	79,215,568	—	6,563,347	(96,696,703)	—	(10,917,788)	808,317,892	—	67,098,886	(994,110,333)	—	(118,693,555)
Class W
9/30/2022	1,082,961	—	148,158	(11,438,152)	—	(10,207,033)	9,866,684	—	1,332,100	(103,892,144)	—	(92,693,360)
3/31/2022	3,124,623	—	466,739	(11,502,032)	—	(7,910,670)	31,905,860	—	4,771,464	(118,079,317)	—	(81,401,993)
Short Term Bond
Class A
9/30/2022	60,302	—	12,854	(157,060)	—	(83,904)	570,541	—	120,708	(1,476,088)	—	(784,839)
3/31/2022	225,939	—	24,149	(601,354)	—	(351,266)	2,248,805	—	239,174	(5,901,999)	—	(3,414,020)
Class C
9/30/2022	298	—	139	(24,113)	—	(23,676)	2,826	—	1,308	(226,956)	—	(222,822)
3/31/2022	13,819	—	241	(22,792)	—	(8,732)	134,109	—	2,396	(225,983)	—	(89,478)
Class I
9/30/2022	557,709	—	26,827	(1,261,932)	—	(677,396)	5,255,600	—	251,831	(11,931,406)	—	(6,423,975)
3/31/2022	2,346,060	—	38,184	(753,122)	—	1,631,122	23,155,647	—	376,908	(7,420,186)	—	16,112,369
Class P2
9/30/2022	248,109	—	29,427	(2,248,276)	—	(1,970,740)	2,310,870	—	273,619	(20,794,505)	—	(18,210,016)
3/31/2022	3,710,644	—	144,599	(10,608,845)	—	(6,753,602)	35,617,003	—	1,429,581	(104,288,052)	—	(67,241,468)
Class P3
9/30/2022	1,108,227	—	12,241	(963,065)	—	157,403	10,353,508	—	114,281	(8,926,113)	—	1,541,676
3/31/2022	389,625	—	8,196	(123,016)	—	274,805	3,793,284	—	80,642	(1,203,965)	—	2,669,961
Class R
9/30/2022	577	—	13	(343)	—	247	5,471	—	121	(3,221)	—	2,371
3/31/2022	1,087	—	11	(191)	—	907	10,787	—	108	(1,897)	—	8,998
Class R6
9/30/2022	7,258,864	—	361,565	(11,343,476)	—	(3,723,047)	68,406,834	—	3,396,653	(106,754,137)	—	(34,950,650)
3/31/2022	39,456,260	—	422,058	(6,095,498)	—	33,782,820	392,726,125	—	4,160,869	(60,250,814)	—	336,636,180
Class W
9/30/2022	172,983	—	17,692	(645,769)	—	(455,094)	1,641,437	—	166,692	(6,084,974)	—	(4,276,845)
3/31/2022	683,926	—	31,532	(858,904)	—	(143,446)	6,788,542	—	312,982	(8,544,228)	—	(1,442,704)
Strategic Income Opportunities
Class A
9/30/2022	1,251,500	—	143,896	(2,399,665)	—	(1,004,269)	11,547,818	—	1,328,680	(22,410,845)	—	(9,534,347)
3/31/2022	3,051,116	—	339,546	(7,012,470)	—	(3,621,808)	30,535,738	—	3,392,473	(70,001,927)	—	(36,073,716)
Class C
9/30/2022	344,284	—	52,697	(831,392)	—	(434,411)	3,154,929	—	479,126	(7,617,546)	—	(3,983,491)
3/31/2022	1,305,996	—	102,460	(1,513,122)	—	(104,666)	12,857,088	—	1,007,742	(14,880,582)	—	(1,015,752)
Class I
9/30/2022	31,390,396	—	3,174,531	(58,873,110)	—	(24,308,183)	292,786,991	—	29,354,626	(548,398,499)	—	(226,256,882)
3/31/2022	85,696,320	—	6,007,076	(73,414,564)	—	18,288,832	856,763,572	—	60,036,542	(732,917,242)	—	183,882,872
Class P(1)
9/30/2022	—	—	5	(346)	—	(341)	—	—	51	(3,182)	—	(3,131)
3/31/2022	—	—	13	—	—	13	—	—	127	—	—	127
Class R
9/30/2022	66,836	—	30,087	(225,499)	—	(128,576)	614,850	—	275,513	(2,071,033)	—	(1,180,670)
3/31/2022	257,601	—	59,664	(356,374)	—	(39,109)	2,565,310	—	590,684	(3,516,584)	—	(360,590)
Class R6
9/30/2022	426,231	—	290,206	(722,347)	—	(5,910)	3,945,580	—	2,674,657	(6,713,046)	—	(92,809)
3/31/2022	2,340,912	—	548,112	(1,538,747)	—	1,350,277	23,553,792	—	5,463,117	(15,322,706)	—	13,694,203
Class W
9/30/2022	446,754	—	38,389	(1,566,385)	—	(1,081,242)	4,159,846	—	354,228	(14,564,612)	—	(10,050,538)
3/31/2022	980,152	—	108,854	(2,151,161)	—	(1,062,155)	9,800,026	—	1,084,565	(21,408,935)	—	(10,524,344)

(1)
Class P was fully redeemed on September 9, 2022.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 10 — UNFUNDED LOAN COMMITMENTS
Certain Funds may enter into credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower’s discretion. Funded and unfunded portions of the credit agreements are presented in the Portfolio of Investments. At September 30, 2022, Strategic Income Opportunities had the following unfunded loan commitments:
Loan	Unfunded Loan Commitment
Athenahealth, Inc. 2022 Delayed Draw Term Loan	$51,449
BCPE North Star US HoldCo 2, Inc. Delayed Draw Term Loan	108,158
ENC Holding Corporation Delayed Draw Term Loan	37,551
IPS Corporation 2021 Delayed Draw Term Loan	80,000
Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan	75,900
Refficiency Holdings LLC 2021 Delayed Draw Term Loan	33,132
Service Logic Acquisition, Inc Delayed Draw Term Loan	11,102
Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan	32,810
VT Topco, Inc. 2021 Delayed Draw Term Loan	4,023
$434,125

*
The unrealized appreciation/(depreciation) on these commitments as of September 30, 2022 is included in the Investments in securities at fair value on the Statement of Assets and Liabilities.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2022:
High Yield Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,180,704	$(2,180,704)	$—
BNP Paribas	294,797	(294,797)	—
BNP Paribas Securities Corp.	328,265	(328,265)	—
BNP Paribas Prime Brokerage Intl Ltd	1,558,555	(1,558,555)	—
Citadel Clearing LLC	1,599,270	(1,599,270)	—
Citigroup Global Markets Inc.	504,282	(504,282)	—
Deutsche Bank Securities Inc.	724,676	(724,676)	—
Goldman, Sachs & Co. LLC	2,024,429	(2,024,429)	—
J.P. Morgan Securities LLC	18,889,668	(18,889,668)	—
Morgan Stanley & Co. LLC	2,943,178	(2,943,178)	—
Scotia Capital (USA) Inc.	346,768	(346,768)	—
State Street Bank and Trust Company	458,400	(458,400)	—
TD Securities Inc.	455,380	(455,380)	—
Truist Securities Inc.	175,218	(175,218)	—
UBS AG	1,912,222	(1,912,222)	—
Wells Fargo Bank NA	6,720	(6,720)	—
Wells Fargo Securities LLC	1,102,038	(1,102,038)	—
	$35,504,570	$(35,504,570)	$—

(1)
Cash collateral with a fair value of $36,535,560 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$10,873,058	$(10,873,058)	$—
Barclays Capital Inc.	3,784,705	(3,784,705)	—
BMO Capital Markets Corp	765,325	(765,325)	—
BNP Paribas	837,329	(837,329)	—
BNP Paribas Prime Brokerage Intl Ltd	2,198,522	(2,198,522)	—
BNP Paribas Securities Corp.	481,672	(481,672)	—
BofA Securities Inc.	9,155,652	(9,155,652)	—
Citadel Clearing LLC	3,326,282	(3,326,282)	—
Citigroup Global Markets Inc.	190,420	(190,420)	—
Daiwa Capital Markets America Inc.	360,851	(360,851)	—
Deutsche Bank Securities Inc.	2,848,216	(2,848,216)	—
Deutsche Bank, AG	340,405	(340,405)	—
Goldman, Sachs & Co. LLC	80,801,631	(80,801,631)	—
HSBC Securities (USA) Inc.	7,265,207	(7,265,207)	—
Industrial And Commercial Bank Of China	885,460	(885,460)	—
J.P. Morgan Securities LLC	29,417,750	(29,417,750)	—
JP Morgan Securities Plc.	374,085	(374,085)	—
Morgan Stanley & Co. LLC	2,947,351	(2,947,351)	—
MUFG Securities Americas Inc.	2,521,567	(2,521,567)	—
National Bank Financial Inc.	1,437,710	(1,437,710)	—
National Financial Services LLC	21,917	(21,917)	—
NatWest Markets Securities Inc.	3,037,410	(3,037,410)	—
Nomura Securities International, Inc.	6,021,825	(6,021,825)	—
RBC Capital Markets, LLC	11,060,868	(11,060,868)	—
RBC Dominion Securities Inc.	1,033,331	(1,033,331)	—
Societe Generale	14,475,713	(14,475,713)	—
TD Securities (USA) Inc.	558,377	(558,377)	—
TD Securities Inc.	1,035,606	(1,035,606)	—
Truist Securities Inc.	619,731	(619,731)	—
UBS AG	2,826,995	(2,826,995)	—
UBS Securities LLC	20,154,990	(20,154,990)	—
US Bancorp Investments	4,418,655	(4,418,655)	—
Wells Fargo Securities LLC	1,264,880	(1,264,880)	—
	$227,343,496	$(227,343,496)	$—

(1)
Cash collateral with a fair value of $234,137,903 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Term Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$559,064	$(559,064)	$—
BNP Paribas	47,407	(47,407)	—
Citigroup Global Markets	122,561	(122,561)	—
Deutsche Bank Securities	544,064	(544,064)	—
HSBC Sec. (USA) Inc.	542,720	(542,720)	—
National Financial	300,578	(300,578)	—
Nomura Secs Intl, Inc.	96,673	(96,673)	—
RBC Capital Markets LLC	496,845	(496,845)	—
TD Prime	229,199	(229,199)	—
UBS AG	266,755	(266,755)	—
	$3,205,866	$(3,205,866)	$—

(1)
Cash collateral with a fair value of $3,302,680 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Strategic Income Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$987,878	$(987,878)	$—
BNP Paribas	413,760	(413,760)	—
BNP Paribas Prime Brokerage Intl Ltd	1,624,998	(1,624,998)	—
BNP Paribas Securities Corp.	326,968	(326,968)	—
BofA Securities Inc.	221,022	(221,022)	—
Citadel Clearing LLC	1,246,258	(1,246,258)	—
Citigroup Global Markets Inc.	4,658,414	(4,658,414)	—
Deutsche Bank Securities Inc.	2,229,569	(2,229,569)	—
Goldman Sachs International	320,906	(320,906)	—
Goldman, Sachs & Co. LLC	3,312,121	(3,312,121)	—
J.P. Morgan Securities LLC	13,183,024	(13,183,024)	—
Jefferies LLC	73,101	(73,101)	—
Morgan Stanley & Co. LLC	1,656,418	(1,656,418)	—
Nomura Securities International, Inc.	151,919	(151,919)	—
RBC Capital Markets, LLC	3,240,020	(3,240,020)	—
RBC Dominion Securities Inc.	162,843	(162,843)	—
Scotia Capital (USA) INC	63,709	(63,709)	—
State Street Bank and Trust Company	19,797	(19,797)	—
TD Prime Services LLC	4,420,866	(4,420,866)	—
TD Securities (USA) Inc.	627,658	(627,658)	—
Truist Securities Inc.	60,036	(60,036)	—
UBS AG	969,613	(969,613)	—
US Bancorp Investments	9,411	(9,411)	—
Wells Fargo Securities LLC	747,729	(747,729)	—
Total	$40,728,038	$(40,728,038)	$—

(1)
Cash collateral with a fair value of $41,849,940 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, swaps, capital loss carryforwards, straddle loss deferrals, income from passive foreign investment companies (PFICs) and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended March 31, 2022		Year Ended March 31, 2021
	Ordinary Income	Return of Capital	Ordinary Income	Long-term Capital Gains	Return of Capital
GNMA Income	$23,043,517	$1,246,729	$27,858,078	$—	$5,670,717
High Yield Bond	46,733,715	—	43,745,747	—	2,160,508
Intermediate Bond	241,620,464	15,759,373	419,034,382	26,007,065	30,585,431
Short Term Bond	5,328,045	1,297,390	4,264,688	—	431,580
Strategic Income Opportunities	65,079,993	15,258,017	85,398,234	—	12,607,156
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/(Loss)
				Amount	Character	Expiration
GNMA Income	$—	$—	$(50,664,914)	$(28,867,322)	Short-term	None	$(325,566)	$(96,986,469)
				(17,128,667)	Long-term	None
				$(45,995,989)
High Yield Bond	2,846,583	3,451,344	(14,850,077)	—	—	—	(92,618)	(8,644,768)
Intermediate Bond	—	—	(464,851,180)	(119,411,929)	Short-term	None	(2,427,098)	(613,852,415)
				(27,162,208)	Long-term	None
				$(146,574,137)
Short Term Bond	—	—	(11,358,908)	(4,572,060)	Short-term	None	(3,322)	(18,978,086)
				(3,043,796)	Long-term	None
				$(7,615,856)
Strategic Income Opportunities	—	—	(103,800,647)	(28,220,535)	Short-term	None	(642,821)	(172,315,687)
				(39,651,684)	Long-term	None
				$(67,872,219)
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2022, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 15 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2022, the Funds declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
GNMA Income
Class A	$0.0168	November 1, 2022	Daily
Class C	$0.0123	November 1, 2022	Daily
Class I	$0.0187	November 1, 2022	Daily
Class P	$0.0217	November 1, 2022	Daily
Class R6	$0.0187	November 1, 2022	Daily
Class W	$0.0184	November 1, 2022	Daily
High Yield Bond
Class A	$0.0292	November 1, 2022	Daily
Class C	$0.0257	November 1, 2022	Daily
Class I	$0.0316	November 1, 2022	Daily
Class P	$0.0353	November 1, 2022	Daily
Class P3	$0.0356	November 1, 2022	Daily
Class R	$0.0284	November 1, 2022	Daily
Class R6	$0.0320	November 1, 2022	Daily
Class W	$0.0312	November 1, 2022	Daily
Intermediate Bond
Class A	$0.0198	November 1, 2022	Daily
Class C	$0.0145	November 1, 2022	Daily
Class I	$0.0220	November 1, 2022	Daily
Class P3	$0.0245	November 1, 2022	Daily
Class R	$0.0181	November 1, 2022	Daily
Class R6	$0.0224	November 1, 2022	Daily
Class W	$0.0215	November 1, 2022	Daily
Short Term Bond
Class A	$0.0162	November 1, 2022	Daily
Class C	$0.0105	November 1, 2022	Daily
Class I	$0.0185	November 1, 2022	Daily
Class P2	$0.0210	November 1, 2022	Daily
Class P3	$0.0222	November 1, 2022	Daily
Class R	$0.0144	November 1, 2022	Daily
Class R6	$0.0187	November 1, 2022	Daily
Class W	$0.0181	November 1, 2022	Daily
Strategic Income Opportunities
Class A	$0.0282	November 1, 2022	Daily
Class C	$0.0214	November 1, 2022	Daily
Class I	$0.0299	November 1, 2022	Daily
Class R	$0.0252	November 1, 2022	Daily
Class R6	$0.0303	November 1, 2022	Daily
Class W	$0.0290	November 1, 2022	Daily
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 56.5%
1,920,969	Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$2,024,259	0.2
1,941,950	Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	2,078,542	0.2
5,427,150	Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500)%, 03/25/2035	6,102,138	0.5
1,411,724	Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	1,470,820	0.1
673,149	Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	663,309	0.1
393,557 (1)	Fannie Mae 2010-150 PS, 3.516%, (-1.000*US0001M + 6.600)%, 12/25/2039	2,309	0.0
2,836,956 (1)	Fannie Mae 2010-95 SB, 3.516%, (-1.000*US0001M + 6.600)%, 09/25/2040	199,031	0.0
6,461,227	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	6,368,686	0.5
4,971,427 (1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	594,827	0.1
10,912,463 (1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	557,166	0.0
154,309 (2)	Fannie Mae REMIC Trust 2002-W1 3A, 3.311%, 04/25/2042	145,533	0.0
753,234 (2)	Fannie Mae REMIC Trust 2002-W6 3A, 3.943%, 01/25/2042	717,481	0.1
824,258	Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	860,990	0.1
2,022,728	Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	1,969,544	0.2
71,733	Fannie Mae REMIC Trust 2004-61 SH, 11.658%, (-3.998*US0001M + 23.988)%, 11/25/2032	76,005	0.0
2,403,244 (2)	Fannie Mae REMIC Trust 2004-W11 2A, 3.585%, 03/25/2043	2,232,096	0.2
2,107,482	Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	2,107,339	0.2
317,896 (1)	Fannie Mae REMIC Trust 2005-17 ES, 3.666%, (-1.000*US0001M + 6.750)%, 03/25/2035	12,689	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
283,079	Fannie Mae REMIC Trust 2005-59 NQ, 9.165%, (-2.500*US0001M + 16.875)%, 05/25/2035	$290,809	0.0
432,447	Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	432,184	0.0
91,399	Fannie Mae REMIC Trust 2006-115 ES, 14.224%, (-4.000*US0001M + 26.560)%, 12/25/2036	106,112	0.0
637,460 (1)	Fannie Mae REMIC Trust 2006-36 SP, 3.616%, (-1.000*US0001M + 6.700)%, 05/25/2036	45,066	0.0
2,370,261 (1)	Fannie Mae REMIC Trust 2006-79 SH, 3.366%, (-1.000*US0001M + 6.450)%, 08/25/2036	256,385	0.0
130,255 (2)	Fannie Mae REMIC Trust 2009-12 LK, 13.406%, 03/25/2039	144,688	0.0
1,861,549	Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	1,930,301	0.2
4,645,665	Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	4,656,336	0.4
1,195,561	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,177,097	0.1
3,368,452 (1)	Fannie Mae REMIC Trust 2012-128 VS, 3.166%, (-1.000*US0001M + 6.250)%, 06/25/2042	206,841	0.0
1,810,699 (1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	70,995	0.0
1,693,750 (1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	230,975	0.0
1,425,252 (1)	Fannie Mae REMIC Trust 2012-68 SD, 3.616%, (-1.000*US0001M + 6.700)%, 06/25/2032	97,748	0.0
3,457,000	Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	3,014,747	0.3
582,781 (1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	54,097	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,379,040 (1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	$100,404	0.0
388,258	Fannie Mae REMICS 2005-122 SE, 12.306%, (-3.500*US0001M + 23.100)%, 11/25/2035	407,028	0.0
2,465,230 (1)	Fannie Mae REMICS 2005-17 SA, 3.616%, (-1.000*US0001M + 6.700)%, 03/25/2035	270,959	0.0
364,100	Fannie Mae REMICS 2005-75 GS, 10.998%, (-3.000*US0001M + 20.250)%, 08/25/2035	408,436	0.0
3,113 (3)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	2,550	0.0
5,137,162 (1)	Fannie Mae REMICS 2006-8 HL, 3.616%, (-1.000*US0001M + 6.700)%, 03/25/2036	469,278	0.0
580,446	Fannie Mae REMICS 2007-1 NR, 24.062%, (-7.600*US0001M + 47.500)%, 02/25/2037	942,646	0.1
6,540,996 (1)	Fannie Mae REMICS 2010-147 LS, 3.366%, (-1.000*US0001M + 6.450)%, 01/25/2041	770,709	0.1
1,054,014	Fannie Mae REMICS 2010-26 F, 3.854%, (US0001M + 0.770)%, 11/25/2036	1,061,401	0.1
1,026,410	Fannie Mae REMICS 2010-39 FN, 3.914%, (US0001M + 0.830)%, 05/25/2040	1,035,526	0.1
737,077	Fannie Mae REMICS 2010-80 PZ, 5.000%, 07/25/2040	740,644	0.1
1,000,000	Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	961,408	0.1
1,119,084	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,121,214	0.1
750,000	Fannie Mae REMICS 2011-105 MB, 4.000%, 10/25/2041	677,037	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,830,000	Fannie Mae REMICS 2011-131 PB, 4.500%, 12/25/2041	$1,804,003	0.2
2,174,478 (1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	98,940	0.0
2,039,312	Fannie Mae REMICS 2012-148 KH, 3.000%, 03/25/2042	1,916,051	0.2
4,703,274	Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	4,508,081	0.4
2,746,794	Fannie Mae REMICS 2012-27 EZ, 4.250%, 03/25/2042	2,599,974	0.2
2,500,000	Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,253,191	0.2
761,851	Fannie Mae REMICS 2013-125 AZ, 4.000%, 11/25/2039	658,301	0.1
1,343,557 (3)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	994,218	0.1
2,554,564 (1)	Fannie Mae REMICS 2013-25 BI, 3.000%, 03/25/2033	202,684	0.0
1,322,667	Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,189,478	0.1
1,927,879 (1)	Fannie Mae REMICS 2013-62 AI, 3.000%, 06/25/2033	177,074	0.0
1,401,927	Fannie Mae REMICS 2015-22 DY, 3.000%, 04/25/2045	1,095,464	0.1
1,322,531	Fannie Mae REMICS 2015-26 UZ, 3.000%, 05/25/2045	1,025,615	0.1
711,932	Fannie Mae REMICS 2015-68 JW, 3.500%, 09/25/2030	665,317	0.1
2,630,000	Fannie Mae REMICS 2016-103 PB, 3.000%, 01/25/2047	2,254,706	0.2
4,867,353 (1)	Fannie Mae REMICS 2016-4 DS, 3.016%, (-1.000*US0001M + 6.100)%, 02/25/2046	578,665	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,283,554	Fannie Mae REMICS 2016-64 LD, 3.500%, 09/25/2046	$3,856,107	0.3
5,354,620	Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	4,971,259	0.4
7,510,000	Fannie Mae REMICS 2018-16 TV, 3.000%, 05/25/2041	6,656,916	0.6
443,764	Fannie Mae REMICS 2018-25 AL, 3.500%, 04/25/2048	396,513	0.0
535,014	Fannie Mae REMICS 2018-37 DZ, 4.000%, 06/25/2048	498,206	0.0
7,049,006 (1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	544,818	0.0
1,638,452	Fannie Mae REMICS 2019-6 GZ, 4.000%, 03/25/2059	1,446,168	0.1
4,653,642 (1)	Fannie Mae REMICS 2020-44 TI, 5.500%, 12/25/2035	761,352	0.1
2,853,581	Fannie Mae Series 2016-51 S, 2.836%, (-1.000*US0001M + 5.920)%, 10/25/2043	2,526,147	0.2
1,453,565 (2)	Fannie Mae Trust 2004-W2 3A, 3.093%, 02/25/2044	1,419,833	0.1
1,251,151 (2)	Fannie Mae Trust 2004-W2 4A, 3.154%, 02/25/2044	1,226,398	0.1
2,357,471	Freddie Mac 3770 GA, 4.500%, 10/15/2040	2,327,987	0.2
1,694,997	Freddie Mac REMIC Trust 2005-S001 2A2, 3.234%, (US0001M + 0.150)%, 09/25/2045	1,651,360	0.1
314,988	Freddie Mac REMIC Trust 2653 SC, 5.518%, (-0.500*US0001M + 6.800)%, 07/15/2033	306,687	0.0
690,658	Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	720,520	0.1
79,151	Freddie Mac REMIC Trust 3012 ST, 11.816%, (-3.600*US0001M + 21.960)%, 04/15/2035	81,502	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
219,721	Freddie Mac REMIC Trust 3065 DC, 11.407%, (-3.000*US0001M + 19.860)%, 03/15/2035	$225,121	0.0
295,137	Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	303,104	0.0
2,791,669 (1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635)%, 07/15/2036	51,334	0.0
195,577 (1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	26,924	0.0
262,037	Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500)%, 03/15/2039	257,303	0.0
1,232,875	Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	1,168,459	0.1
19,670 (1)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	88	0.0
7,318,416 (1)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	319,497	0.0
129,890 (3)	Freddie Mac REMICS 2974 KO, 0.000%, 05/15/2035	102,667	0.0
3,687,540	Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,017,161	0.3
1,098,127	Freddie Mac REMICS 3658 CZ, 5.000%, 04/15/2040	1,110,065	0.1
4,650,138 (1)	Freddie Mac REMICS 3960 SG, 3.182%, (-1.000*US0001M + 6.000)%, 11/15/2041	457,152	0.0
5,075,000	Freddie Mac REMICS 4059 DY, 3.500%, 06/15/2042	4,766,813	0.4
1,384,967	Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,293,024	0.1
4,027,896	Freddie Mac REMICS 4136 ZG, 3.000%, 11/15/2042	3,605,900	0.3
9,474,011	Freddie Mac REMICS 4159 LZ, 3.500%, 01/15/2043	8,741,970	0.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,871,677	Freddie Mac REMICS 4249 CS, 2.727%, (-0.750*US0001M + 4.650)%, 09/15/2043	$1,358,701	0.1
2,877,185	Freddie Mac REMICS 4274 US, 3.032%, (-1.000*US0001M + 5.850)%, 10/15/2035	2,294,194	0.2
10,418,458	Freddie Mac REMICS 4367 MZ, 4.000%, 07/15/2044	9,972,615	0.8
2,627,148	Freddie Mac REMICS 4372 Z, 3.000%, 08/15/2044	2,327,098	0.2
8,309,987 (1)	Freddie Mac REMICS 4438 AS, 3.382%, (-1.000*US0001M + 6.200)%, 02/15/2045	811,942	0.1
6,158,000	Freddie Mac REMICS 4480 ZX, 4.000%, 11/15/2044	5,888,136	0.5
4,067,736	Freddie Mac REMICS 4631 CZ, 3.500%, 11/15/2046	3,756,747	0.3
2,623,697	Freddie Mac REMICS 4818 GZ, 4.000%, 08/15/2048	2,490,587	0.2
2,597,868	Freddie Mac REMICS 5000 DC, 2.500%, 03/25/2040	2,221,769	0.2
1,419,200	Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,419,424	0.1
1,053,182 (2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 3.674%, 07/25/2033	1,005,029	0.1
587,665 (2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 3.669%, 02/25/2043	554,284	0.0
5,552,488	Freddie Mac Whole Loan Securities Trust 2017-SC02 1A2, 3.000%, 05/25/2047	5,090,203	0.4
19,716 (1)	Freddie Mac-Ginnie Mae Series 21 SA, 4.916%, (-1.000*US0001M + 8.000)%, 10/25/2023	321	0.0
695,770	Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	710,643	0.1
6,128,089	Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,290,704	0.5
852,195	Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	870,931	0.1
684,743	Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	740,995	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,475,014	Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	$4,622,082	0.4
352,677	Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	356,238	0.0
1,178,105	Ginnie Mae 2009-79 PZ, 6.000%, 09/20/2039	1,283,547	0.1
721,681	Ginnie Mae 2009-H01 FA, 4.164%, (US0001M + 1.150)%, 11/20/2059	724,152	0.1
2,000,000	Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,034,125	0.2
2,606,464	Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	2,626,037	0.2
2,342,977 (3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	1,784,006	0.2
1,939,985 (1)	Ginnie Mae 2014-107 XS, 2.661%, (-1.000*US0001M + 5.600)%, 07/16/2044	149,973	0.0
1,850,316	Ginnie Mae 2014-149 KL, 4.000%, 10/16/2044	1,709,698	0.1
956,277 (1)	Ginnie Mae 2014-96 SQ, 2.661%, (-1.000*US0001M + 5.600)%, 07/16/2044	75,245	0.0
130,000	Ginnie Mae 2015-123 GY, 3.000%, 09/20/2045	104,448	0.0
5,799,294	Ginnie Mae 2015-H13 FG, 2.757%, (US0001M + 0.400)%, 04/20/2065	5,751,911	0.5
13,554,906 (1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	1,646,983	0.1
443,825 (1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	15,359	0.0
11,382,151	Ginnie Mae 2016-H20 FB, 2.907%, (US0001M + 0.550)%, 09/20/2066	11,296,063	0.9
1,000,000	Ginnie Mae 2017-117 BE, 2.500%, 08/20/2047	831,413	0.1
1,000,000	Ginnie Mae 2017-117 NG, 2.500%, 08/20/2047	814,258	0.1
750,000	Ginnie Mae 2017-163 YA, 2.500%, 11/20/2047	620,363	0.1
10,000,000	Ginnie Mae 2017-180 QB, 2.500%, 12/20/2047	8,437,476	0.7
4,660,017	Ginnie Mae 2018-64 ZH, 2.500%, 05/16/2045	3,963,826	0.3
812,639 (1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	113,115	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000	Ginnie Mae 2018-91 JN, 3.000%, 07/20/2048	$863,898	0.1
109,899	Ginnie Mae 2019-71 EN, 4.000%, 06/20/2049	95,537	0.0
6,717,598 (1)	Ginnie Mae 2021-74 KI, 3.000%, 04/20/2051	997,371	0.1
2,346,452	Ginnie Mae 2022-47 EB, 3.000%, 03/20/2037	2,082,783	0.2
302,343	Ginnie Mae Series 2002-92 EA, 4.500%, 02/20/2029	301,855	0.0
72,054	Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	73,601	0.0
673,564	Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	684,992	0.1
467,099	Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	476,475	0.0
237,984 (3)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	198,166	0.0
1,733,148	Ginnie Mae Series 2004-4 MG, 5.000%, 01/16/2034	1,734,054	0.1
1,726,704	Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	1,737,413	0.1
722,839 (1)	Ginnie Mae Series 2004-98 SA, 3.686%, (-1.000*US0001M + 6.700)%, 11/20/2034	78,639	0.0
594,459	Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	601,778	0.1
133,584 (1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200)%, 01/20/2034	16,917	0.0
451,089 (1)	Ginnie Mae Series 2005-7 AH, 3.831%, (-1.000*US0001M + 6.770)%, 02/16/2035	37,725	0.0
525,365 (1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	95,765	0.0
310,248	Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	313,989	0.0
112,039	Ginnie Mae Series 2005-91 UP, 8.422%, (-2.000*US0001M + 14.300)%, 09/16/2031	114,307	0.0
5,607,751	Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	5,757,079	0.5
993,662	Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,029,808	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,119,852 (1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500)%, 06/20/2036	$47,026	0.0
1,541,256	Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	1,578,626	0.1
1,171,105 (1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	244,125	0.0
1,163,134 (3)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	930,200	0.1
68,706	Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	69,923	0.0
233,488	Ginnie Mae Series 2007-48 SY, 11.433%, (-3.000*US0001M + 20.250)%, 08/16/2037	230,332	0.0
1,401,126 (1)	Ginnie Mae Series 2007-53 SC, 3.486%, (-1.000*US0001M + 6.500)%, 09/20/2037	145,174	0.0
34,197	Ginnie Mae Series 2007-53 SW, 11.163%, (-3.000*US0001M + 20.205)%, 09/20/2037	37,091	0.0
678,750	Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	690,784	0.1
3,034,440	Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	3,102,016	0.3
379,429 (1)	Ginnie Mae Series 2008-3 SA, 3.536%, (-1.000*US0001M + 6.550)%, 01/20/2038	46,635	0.0
653,810 (1)	Ginnie Mae Series 2008-40 PS, 3.561%, (-1.000*US0001M + 6.500)%, 05/16/2038	54,872	0.0
867,713 (1)	Ginnie Mae Series 2008-51 GS, 3.291%, (-1.000*US0001M + 6.230)%, 06/16/2038	91,442	0.0
1,625,176 (1)	Ginnie Mae Series 2008-82 SA, 2.986%, (-1.000*US0001M + 6.000)%, 09/20/2038	164,317	0.0
1,754,050 (1)	Ginnie Mae Series 2009-110 SA, 3.411%, (-1.000*US0001M + 6.350)%, 04/16/2039	45,219	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
889,828	Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	$868,404	0.1
2,223,082	Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	2,206,897	0.2
974,113	Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	993,367	0.1
916,387	Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	920,520	0.1
1,349,001	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,343,962	0.1
1,342,535	Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,331,030	0.1
1,796,044	Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	1,845,900	0.2
167,952 (1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500)%, 06/16/2037	6,171	0.0
2,313,083	Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,496,237	0.2
6,886,159	Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	7,736,668	0.6
3,838,173	Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,093,354	0.3
759,885 (1)	Ginnie Mae Series 2009-66 QS, 3.086%, (-1.000*US0001M + 6.100)%, 07/20/2039	34,586	0.0
1,165,750	Ginnie Mae Series 2009-68 ZC, 5.500%, 08/16/2039	1,199,391	0.1
507,509 (1)	Ginnie Mae Series 2009-77 SA, 3.211%, (-1.000*US0001M + 6.150)%, 09/16/2039	50,504	0.0
3,340,320	Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	3,440,611	0.3
2,339,716	Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	2,521,237	0.2
678,921	Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	662,359	0.1
1,619,265	Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,613,774	0.1
1,034,421 (1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	97,465	0.0
7,607,233	Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	7,547,602	0.6
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,011,072 (1)	Ginnie Mae Series 2010-116 NS, 3.711%, (-1.000*US0001M + 6.650)%, 09/16/2040	$80,140	0.0
3,810,082	Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	3,790,544	0.3
918,000	Ginnie Mae Series 2010-121 TB, 4.000%, 09/20/2040	876,718	0.1
33,301 (1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	1,497	0.0
1,500,000	Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,485,077	0.1
675,308 (1)	Ginnie Mae Series 2010-158 SA, 3.036%, (-1.000*US0001M + 6.050)%, 12/20/2040	70,071	0.0
952,275	Ginnie Mae Series 2010-162 ZE, 4.000%, 12/16/2040	931,013	0.1
9,695,655 (1)	Ginnie Mae Series 2010-166 GS, 2.986%, (-1.000*US0001M + 6.000)%, 12/20/2040	811,706	0.1
527,130 (1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	24,341	0.0
972,014	Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	963,418	0.1
956,341	Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	910,285	0.1
194,604 (1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	10,359	0.0
970,308	Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	960,522	0.1
969,870 (1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	133,414	0.0
4,684,290	Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	4,793,706	0.4
751,071	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	740,725	0.1
2,241,944	Ginnie Mae Series 2010-H01 FA, 3.313%, (US0001M + 0.820)%, 01/20/2060	2,237,462	0.2
7,069,763	Ginnie Mae Series 2010-H10 FB, 3.493%, (US0001M + 1.000)%, 05/20/2060	7,076,082	0.6
3,727,407	Ginnie Mae Series 2010-H10 FC, 3.493%, (US0001M + 1.000)%, 05/20/2060	3,729,509	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,299,199	Ginnie Mae Series 2010-H20 AF, 2.687%, (US0001M + 0.330)%, 10/20/2060	$1,287,249	0.1
214,361	Ginnie Mae Series 2010-H26 LF, 2.707%, (US0001M + 0.350)%, 08/20/2058	212,748	0.0
370,630	Ginnie Mae Series 2011-116 CI, 4.000%, 05/16/2026	14,161	0.0
188,809 (1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	19,004	0.0
455,976	Ginnie Mae Series 2011-128 TF, 3.389%, (US0001M + 0.450)%, 05/16/2041	452,833	0.0
2,341,094 (1)	Ginnie Mae Series 2011-141 PS, 3.761%, (-1.000*US0001M + 6.700)%, 06/16/2041	168,539	0.0
1,800,718 (1)	Ginnie Mae Series 2011-146 EI, 5.000%, 11/16/2041	333,930	0.0
945,000	Ginnie Mae Series 2011-151 PY, 3.000%, 11/20/2041	830,708	0.1
44,898	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	46,254	0.0
122,363 (2)	Ginnie Mae Series 2011-169 BG, 5.450%, 04/16/2039	123,095	0.0
6,127,375	Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	5,951,281	0.5
1,218,723	Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	1,180,129	0.1
1,319,148	Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	1,314,094	0.1
679,180 (1)	Ginnie Mae Series 2011-73 LS, 3.676%, (-1.000*US0001M + 6.690)%, 08/20/2039	6,333	0.0
2,114,810	Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	2,006,566	0.2
1,382,087	Ginnie Mae Series 2011-H01 AF, 2.807%, (US0001M + 0.450)%, 11/20/2060	1,372,286	0.1
1,837,448	Ginnie Mae Series 2011-H03 FA, 2.857%, (US0001M + 0.500)%, 01/20/2061	1,824,459	0.2
404,067	Ginnie Mae Series 2011-H07 FA, 2.857%, (US0001M + 0.500)%, 02/20/2061	401,302	0.0
167,895	Ginnie Mae Series 2011-H08 FD, 2.857%, (US0001M + 0.500)%, 02/20/2061	166,693	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
502,495	Ginnie Mae Series 2011-H09 AF, 2.857%, (US0001M + 0.500)%, 03/20/2061	$499,324	0.0
454,655	Ginnie Mae Series 2011-H11 FB, 2.857%, (US0001M + 0.500)%, 04/20/2061	451,606	0.0
613,604	Ginnie Mae Series 2011-H19 FA, 2.827%, (US0001M + 0.470)%, 08/20/2061	609,505	0.1
1,354,610	Ginnie Mae Series 2011-H20 FA, 2.907%, (US0001M + 0.550)%, 09/20/2061	1,346,226	0.1
292,419	Ginnie Mae Series 2011-H21 FT, 3.646%, (H15T1Y + 0.700)%, 10/20/2061	291,777	0.0
1,048,196 (1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	51,876	0.0
247,588 (1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	22,156	0.0
3,064,728 (1)	Ginnie Mae Series 2012-136 BI, 3.500%, 11/20/2042	512,556	0.0
2,576,663 (1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	93,098	0.0
287,240 (1)	Ginnie Mae Series 2012-34 MS, 3.761%, (-1.000*US0001M + 6.700)%, 04/16/2041	17,779	0.0
2,701,191 (1)	Ginnie Mae Series 2012-48 SA, 3.711%, (-1.000*US0001M + 6.650)%, 04/16/2042	326,829	0.0
3,502,845 (1)	Ginnie Mae Series 2012-60 SG, 3.161%, (-1.000*US0001M + 6.100)%, 05/16/2042	398,303	0.0
3,855,324	Ginnie Mae Series 2012-77 FE, 3.329%, (US0001M + 0.390)%, 05/16/2041	3,835,051	0.3
720,400 (1)	Ginnie Mae Series 2012-93 NS, 3.086%, (-1.000*US0001M + 6.100)%, 07/20/2042	65,308	0.0
820,096 (1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	89,025	0.0
2,244,476	Ginnie Mae Series 2012-H06 FS, 3.057%, (US0001M + 0.700)%, 03/20/2062	2,233,846	0.2
5,884,285	Ginnie Mae Series 2012-H08 FA, 2.957%, (US0001M + 0.600)%, 01/20/2062	5,850,563	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,018,488	Ginnie Mae Series 2012-H08 FB, 2.957%, (US0001M + 0.600)%, 03/20/2062	$2,008,214	0.2
367,273	Ginnie Mae Series 2012-H11 FA, 3.057%, (US0001M + 0.700)%, 02/20/2062	365,826	0.0
541,254	Ginnie Mae Series 2012-H11 GA, 2.937%, (US0001M + 0.580)%, 05/20/2062	538,418	0.0
1,236,565	Ginnie Mae Series 2012-H11 VA, 3.007%, (US0001M + 0.650)%, 05/20/2062	1,229,249	0.1
1,701,401	Ginnie Mae Series 2012-H12 FA, 2.907%, (US0001M + 0.550)%, 04/20/2062	1,691,109	0.1
9,664,412	Ginnie Mae Series 2012-H12 FB, 3.398%, (US0001M + 1.050)%, 02/20/2062	9,675,977	0.8
484,122	Ginnie Mae Series 2012-H14 FK, 2.937%, (US0001M + 0.580)%, 07/20/2062	482,164	0.0
3,474,735	Ginnie Mae Series 2012-H20 BA, 2.917%, (US0001M + 0.560)%, 09/20/2062	3,455,797	0.3
1,916,037	Ginnie Mae Series 2012-H20 PT, 3.664%, 07/20/2062	1,910,555	0.2
1,958,603	Ginnie Mae Series 2012-H26 BA, 2.707%, (US0001M + 0.350)%, 10/20/2062	1,940,510	0.2
527,870	Ginnie Mae Series 2012-H29 FA, 2.872%, (US0001M + 0.515)%, 10/20/2062	524,580	0.0
901,371	Ginnie Mae Series 2012-H30 GA, 2.707%, (US0001M + 0.350)%, 12/20/2062	893,637	0.1
1,394,685	Ginnie Mae Series 2012-H31 FD, 2.697%, (US0001M + 0.340)%, 12/20/2062	1,380,107	0.1
1,193,185	Ginnie Mae Series 2013-119 TZ, 3.000%, 08/20/2043	1,084,702	0.1
7,000,000	Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	6,684,880	0.6
1,475,943	Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,314,168	0.1
1,900,000 (1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	367,117	0.0
536,576 (1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	78,043	0.0
372,497	Ginnie Mae Series 2013-186 ZE, 2.500%, 12/16/2043	323,128	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,314,372 (1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	$403,033	0.0
1,760,461 (1)	Ginnie Mae Series 2013-23 IO, 3.500%, 02/20/2043	289,316	0.0
455,639 (1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	8,422	0.0
806,496 (1)	Ginnie Mae Series 2013-88 AI, 3.286%, (-1.000*US0001M + 5.850)%, 06/20/2043	67,650	0.0
1,324,829 (1)	Ginnie Mae Series 2013-99 SK, 3.336%, (-1.000*US0001M + 5.900)%, 07/20/2043	96,573	0.0
1,541,343	Ginnie Mae Series 2013-H02 FD, 2.697%, (US0001M + 0.340)%, 12/20/2062	1,527,454	0.1
263,308	Ginnie Mae Series 2013-H07 HA, 2.767%, (US0001M + 0.410)%, 03/20/2063	260,989	0.0
1,953,459	Ginnie Mae Series 2013-H08 BF, 2.757%, (US0001M + 0.400)%, 03/20/2063	1,932,741	0.2
1,851,387	Ginnie Mae Series 2013-H10 FT, 3.460%, (H15T1Y + 0.450)%, 04/20/2063	1,841,897	0.2
1,476,806	Ginnie Mae Series 2013-H13 FS, 3.357%, (US0001M + 1.000)%, 06/20/2063	1,478,987	0.1
2,068,081	Ginnie Mae Series 2013-H14 FC, 2.827%, (US0001M + 0.470)%, 06/20/2063	2,053,722	0.2
687,579	Ginnie Mae Series 2013-H14 FD, 2.827%, (US0001M + 0.470)%, 06/20/2063	682,206	0.1
633,987	Ginnie Mae Series 2013-H14 FG, 2.827%, (US0001M + 0.470)%, 05/20/2063	629,145	0.1
507,913	Ginnie Mae Series 2013-H15 FA, 2.897%, (US0001M + 0.540)%, 06/20/2063	504,992	0.0
1,165,961	Ginnie Mae Series 2013-H17 FA, 2.907%, (US0001M + 0.550)%, 07/20/2063	1,160,289	0.1
478,540	Ginnie Mae Series 2013-H18 BA, 2.957%, (US0001M + 0.600)%, 07/20/2063	475,937	0.0
721,899	Ginnie Mae Series 2013-H18 EA, 2.857%, (US0001M + 0.500)%, 07/20/2063	718,335	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,599,127	Ginnie Mae Series 2013-H18 FA, 2.857%, (US0001M + 0.500)%, 06/20/2063	$1,587,839	0.1
1,900,392	Ginnie Mae Series 2013-H19 DF, 3.007%, (US0001M + 0.650)%, 05/20/2063	1,888,755	0.2
857,202	Ginnie Mae Series 2013-H20 FB, 3.357%, (US0001M + 1.000)%, 08/20/2063	857,094	0.1
596,627	Ginnie Mae Series 2013-H21 FB, 3.057%, (US0001M + 0.700)%, 09/20/2063	594,661	0.1
1,001,480	Ginnie Mae Series 2013-H22 FB, 3.057%, (US0001M + 0.700)%, 08/20/2063	997,828	0.1
1,685,119	Ginnie Mae Series 2013-H22 FT, 3.660%, (H15T1Y + 0.650)%, 04/20/2063	1,681,169	0.1
1,558,090	Ginnie Mae Series 2013-H23 FA, 3.657%, (US0001M + 1.300)%, 09/20/2063	1,561,814	0.1
193,553	Ginnie Mae Series 2013-H24 FB, 3.087%, (US0001M + 0.730)%, 09/20/2063	193,084	0.0
2,793,200	Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	2,667,310	0.2
2,792,920	Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	2,665,399	0.2
1,275,824 (1)	Ginnie Mae Series 2014-129 WS, 3.336%, (-1.000*US0001M + 5.900)%, 09/20/2044	103,363	0.0
1,188,263 (1)	Ginnie Mae Series 2014-161 WS, 3.336%, (-1.000*US0001M + 5.900)%, 11/20/2044	91,438	0.0
1,190,713 (1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	191,904	0.0
1,374,637 (1)	Ginnie Mae Series 2014-30 ES, 1.986%, (-1.000*US0001M + 5.000)%, 03/20/2040	85,103	0.0
2,107,507 (1)	Ginnie Mae Series 2014-99 IO, 4.500%, 06/20/2044	417,249	0.0
8,453,258	Ginnie Mae Series 2014-H03 FS, 3.007%, (US0001M + 0.650)%, 02/20/2064	8,402,198	0.7
2,569,309	Ginnie Mae Series 2014-H04 FB, 3.007%, (US0001M + 0.650)%, 02/20/2064	2,558,910	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,271,266	Ginnie Mae Series 2014-H05 FB, 2.957%, (US0001M + 0.600)%, 12/20/2063	$4,253,182	0.4
1,069,284	Ginnie Mae Series 2014-H06 FA, 2.927%, (US0001M + 0.570)%, 03/20/2064	1,063,164	0.1
493,431	Ginnie Mae Series 2014-H06 HB, 3.007%, (US0001M + 0.650)%, 03/20/2064	491,239	0.0
2,518,094	Ginnie Mae Series 2014-H11 VA, 2.857%, (US0001M + 0.500)%, 06/20/2064	2,492,625	0.2
3,169,959	Ginnie Mae Series 2014-H15 FA, 2.857%, (US0001M + 0.500)%, 07/20/2064	3,138,714	0.3
1,527,182	Ginnie Mae Series 2014-H21 FA, 3.007%, (US0001M + 0.650)%, 10/20/2064	1,508,455	0.1
8,424,444 (2)	Ginnie Mae Series 2015-10 Q, 2.389%, 10/20/2044	7,097,905	0.6
2,364,266 (1)	Ginnie Mae Series 2015-141 IX, 0.311%, (-0.714*US0001M + 2.142)%, 06/20/2045	42,822	0.0
15,125,000	Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	13,789,869	1.2
2,188,884 (1)	Ginnie Mae Series 2015-149 IL, 4.500%, 10/20/2045	444,178	0.0
1,323,314 (1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	144,745	0.0
2,733,573	Ginnie Mae Series 2015-165 ZA, 3.500%, 07/20/2045	2,577,931	0.2
1,788,865	Ginnie Mae Series 2015-H03 FA, 2.857%, (US0001M + 0.500)%, 12/20/2064	1,777,234	0.2
83,792	Ginnie Mae Series 2015-H04 FL, 2.827%, (US0001M + 0.470)%, 02/20/2065	83,019	0.0
2,750,306	Ginnie Mae Series 2015-H05 FC, 2.837%, (US0001M + 0.480)%, 02/20/2065	2,723,500	0.2
1,251,063	Ginnie Mae Series 2015-H06 FA, 2.837%, (US0001M + 0.480)%, 02/20/2065	1,240,025	0.1
2,294,252	Ginnie Mae Series 2015-H08 FB, 2.987%, (US0001M + 0.630)%, 03/20/2065	2,262,204	0.2
1,970,136	Ginnie Mae Series 2015-H08 FC, 2.837%, (US0001M + 0.480)%, 03/20/2065	1,952,565	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,065,350	Ginnie Mae Series 2015-H09 FA, 2.977%, (US0001M + 0.620)%, 04/20/2065	$3,021,671	0.3
5,247,136	Ginnie Mae Series 2015-H10 FA, 2.957%, (US0001M + 0.600)%, 04/20/2065	5,186,481	0.4
1,581,680	Ginnie Mae Series 2015-H10 FH, 2.957%, (US0001M + 0.600)%, 04/20/2065	1,560,576	0.1
203,031	Ginnie Mae Series 2015-H12 FA, 2.837%, (US0001M + 0.480)%, 05/20/2065	201,183	0.0
1,418,141	Ginnie Mae Series 2015-H12 FL, 2.587%, (US0001M + 0.230)%, 05/20/2065	1,403,280	0.1
763,117	Ginnie Mae Series 2015-H14 FB, 2.787%, (US0001M + 0.430)%, 05/20/2065	758,132	0.1
1,090,007	Ginnie Mae Series 2015-H18 FB, 2.957%, (US0001M + 0.600)%, 07/20/2065	1,080,213	0.1
1,050,092	Ginnie Mae Series 2015-H20 FB, 2.957%, (US0001M + 0.600)%, 08/20/2065	1,039,318	0.1
1,599,919	Ginnie Mae Series 2015-H22 FC, 2.957%, (US0001M + 0.600)%, 09/20/2065	1,583,030	0.1
1,855,048	Ginnie Mae Series 2015-H23 FB, 2.877%, (US0001M + 0.520)%, 09/20/2065	1,838,322	0.2
1,266,120	Ginnie Mae Series 2015-H26 FA, 2.877%, (US0001M + 0.520)%, 10/20/2065	1,254,258	0.1
2,299,107	Ginnie Mae Series 2015-H26 FC, 2.957%, (US0001M + 0.600)%, 08/20/2065	2,290,097	0.2
460,407	Ginnie Mae Series 2015-H26 FG, 2.877%, (US0001M + 0.520)%, 10/20/2065	456,174	0.0
1,708,910	Ginnie Mae Series 2015-H27 FA, 3.107%, (US0001M + 0.750)%, 09/20/2065	1,694,879	0.1
3,481,885	Ginnie Mae Series 2015-H29 FL, 2.957%, (US0001M + 0.600)%, 11/20/2065	3,456,179	0.3
26,527,166	Ginnie Mae Series 2015-H30 FC, 3.017%, (US0001M + 0.660)%, 11/20/2065	26,226,839	2.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
96,901	Ginnie Mae Series 2015-H30 FD, 2.957%, (US0001M + 0.600)%, 10/20/2065	$96,360	0.0
2,877,181	Ginnie Mae Series 2015-H30 FE, 2.957%, (US0001M + 0.600)%, 11/20/2065	2,855,613	0.2
1,843,654	Ginnie Mae Series 2015-H31 FT, 3.007%, (US0001M + 0.650)%, 11/20/2065	1,836,087	0.2
5,453,592 (1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	890,500	0.1
4,994,078 (1)	Ginnie Mae Series 2016-20 BS, 3.086%, (-1.000*US0001M + 6.100)%, 02/20/2046	560,842	0.1
3,184,998 (2)	Ginnie Mae Series 2016-5 AB, 4.697%, 01/20/2046	3,162,532	0.3
4,849,059	Ginnie Mae Series 2016-69 B, 3.000%, 05/20/2046	4,466,328	0.4
444,302	Ginnie Mae Series 2016-H01 FL, 3.007%, (US0001M + 0.650)%, 12/20/2065	442,419	0.0
1,440,128	Ginnie Mae Series 2016-H02 FH, 3.357%, (US0001M + 1.000)%, 01/20/2066	1,429,155	0.1
186,632	Ginnie Mae Series 2016-H03 FB, 3.007%, (US0001M + 0.650)%, 01/20/2066	185,501	0.0
2,302,237	Ginnie Mae Series 2016-H04 FK, 3.407%, (US0001M + 1.050)%, 02/20/2066	2,286,492	0.2
304,522	Ginnie Mae Series 2016-H07 FK, 3.357%, (US0001M + 1.000)%, 03/20/2066	302,152	0.0
4,485,871	Ginnie Mae Series 2016-H08 FT, 3.077%, (US0001M + 0.720)%, 02/20/2066	4,469,516	0.4
999,695	Ginnie Mae Series 2016-H09 FB, 3.257%, (US0001M + 0.900)%, 04/20/2066	993,657	0.1
2,102,423	Ginnie Mae Series 2016-H11 F, 3.157%, (US0001M + 0.800)%, 05/20/2066	2,087,822	0.2
910,996	Ginnie Mae Series 2016-H11 FE, 3.207%, (US0001M + 0.850)%, 04/20/2066	904,716	0.1
2,064,600	Ginnie Mae Series 2016-H13 FD, 3.460%, (H15T1Y + 0.450)%, 05/20/2066	2,051,783	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
560,030	Ginnie Mae Series 2016-H13 FT, 2.937%, (US0001M + 0.580)%, 05/20/2066	$557,395	0.1
262,180	Ginnie Mae Series 2016-H20 FG, 3.057%, (US0001M + 0.700)%, 08/20/2066	261,049	0.0
1,866,478	Ginnie Mae Series 2016-H21 FH, 3.207%, (US0001M + 0.850)%, 09/20/2066	1,859,122	0.2
4,487,998	Ginnie Mae Series 2016-H23 F, 3.107%, (US0001M + 0.750)%, 10/20/2066	4,461,698	0.4
3,732,568	Ginnie Mae Series 2017-107 QZ, 3.000%, 08/20/2045	3,078,380	0.3
1,647,797	Ginnie Mae Series 2017-122 CZ, 3.000%, 08/20/2047	1,307,557	0.1
2,267,203 (1)	Ginnie Mae Series 2017-123 IO, 5.000%, 08/16/2047	487,185	0.0
2,890,000	Ginnie Mae Series 2017-162 PL, 3.000%, 10/20/2047	2,440,082	0.2
1,390,383	Ginnie Mae Series 2017-56 HM, 3.000%, 12/20/2046	1,305,796	0.1
4,970,159	Ginnie Mae Series 2017-56 JZ, 3.000%, 04/20/2047	4,132,569	0.3
23,304,536	Ginnie Mae Series 2017-H05 FC, 3.107%, (US0001M + 0.750)%, 02/20/2067	23,129,528	1.9
1,011,673	Ginnie Mae Series 2017-H07 FG, 2.817%, (US0001M + 0.460)%, 02/20/2067	1,003,775	0.1
588,648	Ginnie Mae Series 2017-H14 FD, 2.827%, (US0001M + 0.470)%, 06/20/2067	583,107	0.1
1,299,376	Ginnie Mae Series 2017-H14 FV, 2.857%, (US0001M + 0.500)%, 06/20/2067	1,286,753	0.1
1,845,689	Ginnie Mae Series 2017-H17 FG, 2.857%, (US0001M + 0.500)%, 08/20/2067	1,831,898	0.2
1,069,654	Ginnie Mae Series 2017-H19 FA, 2.807%, (US0001M + 0.450)%, 08/20/2067	1,063,237	0.1
1,598,141	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,506,024	0.1
334,954	Ginnie Mae Series 2018-163 DZ, 4.500%, 11/20/2048	309,275	0.0
2,286,181	Ginnie Mae Series 2018-H04 FM, 2.657%, (US0001M + 0.300)%, 03/20/2068	2,259,408	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
515,649	Ginnie Mae Series 2018-H07 FE, 2.707%, (US0001M + 0.350)%, 02/20/2068	$511,850	0.0
5,279,603	Ginnie Mae Series 2018-H14 FG, 2.707%, (US0001M + 0.350)%, 09/20/2068	5,223,001	0.4
5,598,985	Ginnie Mae Series 2018-H18 FC, 2.707%, (US0001M + 0.350)%, 08/20/2065	5,556,140	0.5
2,841,799	Ginnie Mae Series 2019-1 LZ, 3.500%, 01/20/2049	2,594,879	0.2
1,708,879	Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	1,624,792	0.1
3,347,203	Ginnie Mae Series 2019-100 FD, 3.414%, (US0001M + 0.400)%, 08/20/2049	3,310,421	0.3
919,575	Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	179,626	0.0
12,000,000 (1)	Ginnie Mae Series 2019-56 YI, 5.000%, 05/20/2049	3,313,718	0.3
752,606	Ginnie Mae Series 2019-H01 FJ, 2.657%, (US0001M + 0.300)%, 09/20/2068	747,660	0.1
1,237,994	Ginnie Mae Series 2019-H01 FL, 2.807%, (US0001M + 0.450)%, 12/20/2068	1,226,770	0.1
3,168,993	Ginnie Mae Series 2019-H05 FL, 2.837%, (US0001M + 0.480)%, 03/20/2069	3,143,071	0.3
202,588	Ginnie Mae Series 2019-H10 FM, 2.757%, (US0001M + 0.400)%, 05/20/2069	200,285	0.0
2,385,851	Ginnie Mae Series 2019-H19 FB, 2.807%, (US0001M + 0.450)%, 11/20/2069	2,366,772	0.2
22,082,637 (1)	Ginnie Mae Series 2020-47 LI, 3.500%, 04/20/2050	3,829,171	0.3
1,174,966	Ginnie Mae Series 2020-H01 FT, 0.710%, (H15T1Y + 0.500)%, 01/20/2070	1,170,824	0.1
6,194,338	Ginnie Mae Series 2020-H10 FD, 2.757%, (US0001M + 0.400)%, 05/20/2070	6,150,859	0.5
9,519,830 (1)	Ginnie Mae Series 2021-58 SB, 3.286%, (-1.000*US0001M + 6.300)%, 04/20/2051	843,796	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,519,745 (1)	Ginnie Mae Series 2021-77 SK, 0.286%, (-1.000*US0001M + 3.300)%, 05/20/2051	$429,459	0.0
103,757 (2)	Ginnie Mae Series 2021-H09 Z, 3.075%, 10/20/2066	95,325	0.0
710,512	Seasoned Credit Risk Transfer Trust Series 2017-2 MA, 3.000%, 08/25/2056	667,493	0.1
4,563,727	Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	4,363,720	0.4
1,801,844	Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	1,723,523	0.1
6,035,000	Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	5,594,399	0.5
3,469,581	Seasoned Loans Structured Transaction Trust Series 2019-2 A1C, 2.750%, 09/25/2029	3,207,560	0.3
5,875,000	Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	5,176,219	0.4
1,316,925	Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,216,419	0.1
24,611,950 (1)(2)	Vendee Mortgage Trust 2011-2 IO, 0.359%, 10/15/2041	302,870	0.0
	Total Collateralized Mortgage Obligations (Cost $736,239,815)	677,719,127	56.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 68.3%
	Federal Home Loan Mortgage Corporation: 1.3%(4)
754,613	3.500%, 07/01/2047	691,162	0.1
1,719,462	3.500%, 12/01/2047	1,574,084	0.1
3,213,210	3.500%, 03/01/2048	2,953,428	0.3
3,637,074	3.500%, 11/01/2048	3,329,497	0.3
1,030,821	4.000%, 07/01/2047	978,972	0.1
418,006	4.500%, 08/01/2047	406,188	0.0
448,602	5.000%, 11/01/2035	445,416	0.1
23,240	5.000%, 12/01/2035	23,471	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
11,593	5.000%, 01/01/2038	$11,709	0.0
39,805	5.000%, 03/01/2038	40,201	0.0
12,163	5.000%, 03/01/2038	12,283	0.0
101,464	5.000%, 02/01/2039	99,168	0.0
434,292	5.000%, 07/01/2039	437,203	0.0
143,930	5.000%, 01/01/2040	145,369	0.0
500,904	5.000%, 04/01/2040	498,702	0.1
1,511,473	5.000%, 10/01/2040	1,526,539	0.1
154,055	5.000%, 05/01/2041	150,615	0.0
132,407	5.290%, 10/01/2037	131,084	0.0
24,399	5.410%, 07/01/2037	24,271	0.0
11,648	5.410%, 08/01/2037	11,574	0.0
35,373	5.440%, 01/01/2037	35,228	0.0
46,190	5.440%, 04/01/2037	46,023	0.0
28,811	5.440%, 09/01/2037	28,659	0.0
27,364	5.440%, 02/01/2038	27,253	0.0
98,033	5.450%, 12/01/2037	97,082	0.0
127,030	5.450%, 12/01/2037	125,104	0.0
37,690	5.460%, 05/01/2037	37,565	0.0
32,606	5.460%, 08/01/2037	32,499	0.0
35,982	5.460%, 01/01/2038	35,597	0.0
34,718	5.480%, 08/01/2037	34,630	0.0
72,716	5.500%, 08/01/2037	73,218	0.0
86,217	5.500%, 11/01/2037	86,340	0.0
16,617	5.520%, 10/01/2037	16,604	0.0
36,224	5.620%, 12/01/2036	36,366	0.0
59,471	5.620%, 03/01/2037	59,659	0.0
61,707	5.620%, 08/01/2037	61,905	0.0
71,374	5.625%, 12/01/2036	71,656	0.0
105,906	5.625%, 01/01/2037	106,352	0.0
92,861	5.625%, 03/01/2037	93,228	0.0
86,713	5.625%, 06/01/2037	86,930	0.0
76,377	5.625%, 07/01/2037	76,679	0.0
42,169	5.625%, 02/01/2038	42,336	0.0
443,420	5.750%, 09/01/2037	457,619	0.1
74,376	5.750%, 10/01/2037	75,092	0.0
90,714	6.090%, 12/01/2037	92,668	0.0
4,492	7.500%, 01/01/2030	4,750	0.0
7,092	8.000%, 01/01/2030	7,100	0.0
		15,439,078	1.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: 0.7%(4)
63,563	3.125%, 11/01/2041	$60,011	0.0
27,124	3.250%, 04/01/2041	25,972	0.0
96,694	3.475%, 10/01/2041	92,648	0.0
85,929	3.750%, 09/01/2041	83,193	0.0
61,669	3.750%, 10/01/2041	59,704	0.0
4,799,708	4.000%, 07/01/2056	4,512,137	0.4
790,041	4.500%, 09/01/2047	793,987	0.1
130,386	5.290%, 09/01/2037	130,363	0.0
267,444	5.290%, 11/01/2037	266,241	0.1
77,130	5.290%, 12/01/2037	76,314	0.0
119,332	5.290%, 04/01/2038	119,305	0.0
43,392	5.350%, 04/01/2029	43,797	0.0
32,163	5.350%, 09/01/2029	32,488	0.0
64,310	5.390%, 05/01/2038	65,582	0.0
161,371	5.440%, 08/01/2047	155,134	0.0
113,760	5.440%, 08/01/2047	111,340	0.0
171,409	5.440%, 08/01/2047	164,798	0.0
172,468	5.440%, 09/01/2047	165,818	0.0
270,196	5.440%, 10/01/2047	265,082	0.1
91,164	5.440%, 05/01/2048	89,216	0.0
61,623	5.620%, 12/01/2036	61,754	0.0
9,885	5.875%, 06/01/2035	9,877	0.0
100,915	5.890%, 08/01/2047	98,927	0.0
109,000	5.890%, 10/01/2047	107,089	0.0
9,050	5.900%, 09/01/2028	9,128	0.0
8,512	6.600%, 07/01/2027	8,511	0.0
15,469	6.600%, 09/01/2027	15,442	0.0
22,458	6.600%, 11/01/2027	22,469	0.0
19,815	6.600%, 06/01/2028	19,811	0.0
		7,666,138	0.7
	Government National Mortgage Association: 62.4%
20,941,222	2.000%, 01/20/2051	17,602,470	1.5
15,139,967	2.000%, 02/20/2051	12,724,866	1.1
8,080,690	2.000%, 06/20/2051	6,783,251	0.6
15,928,363	2.000%, 08/20/2051	13,359,388	1.1
4,051,813	2.000%, 10/20/2051	3,395,417	0.3
2,827,900	2.000%, 11/20/2051	2,369,151	0.2
38,629,000 (5)	2.000%, 10/15/2052	32,179,768	2.7
10,785,392	2.500%, 12/20/2050	9,158,465	0.8
17,379,766	2.500%, 03/20/2051	15,019,768	1.3
43,324,735	2.500%, 04/20/2051	37,439,075	3.1
19,439,609	2.500%, 05/20/2051	16,803,924	1.4
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
4,452,438	2.500%, 08/20/2051	$3,847,650	0.3
55,397,766	2.500%, 09/20/2051	47,840,086	4.0
4,472,693	2.500%, 10/20/2051	3,862,084	0.3
2,795,604	2.500%, 11/20/2051	2,413,771	0.2
4,414,687	2.500%, 12/20/2051	3,811,425	0.3
108,920,000 (5)	2.500%, 10/15/2052	93,626,525	7.8
166,883	3.000%, 12/15/2041	152,837	0.0
173,674	3.000%, 01/15/2042	159,170	0.0
125,367	3.000%, 01/15/2042	115,139	0.0
173,378	3.000%, 01/15/2042	159,131	0.0
549,377	3.000%, 02/15/2042	489,538	0.1
170,925	3.000%, 03/15/2042	151,970	0.0
141,356	3.000%, 04/15/2042	129,831	0.0
58,544	3.000%, 05/15/2042	53,769	0.0
45,711	3.000%, 06/15/2042	41,983	0.0
657,001	3.000%, 04/20/2045	591,563	0.1
340,674	3.000%, 11/20/2045	303,527	0.0
106,893	3.000%, 12/20/2045	95,325	0.0
125,779	3.000%, 12/20/2045	111,762	0.0
92,772	3.000%, 12/20/2045	82,704	0.0
63,337	3.000%, 01/20/2046	56,397	0.0
2,434,079	3.000%, 02/20/2050	2,157,698	0.2
3,127,067	3.000%, 10/20/2051	2,773,009	0.3
24,221,161	3.000%, 10/20/2051	21,757,098	1.8
4,790,953	3.000%, 11/20/2051	4,251,212	0.4
19,449,024	3.000%, 11/20/2051	17,470,208	1.5
218,040,000 (5)	3.000%, 10/15/2052	192,769,504	16.1
50,469	3.250%, 03/15/2041	46,071	0.0
351,131	3.250%, 04/15/2041	319,969	0.0
136,885	3.250%, 05/15/2041	124,410	0.0
356,051	3.250%, 06/15/2041	324,449	0.0
421,590	3.250%, 07/15/2041	384,769	0.1
59,560	3.250%, 07/15/2041	54,419	0.0
633,348	3.250%, 08/15/2041	577,934	0.1
205,061	3.250%, 09/15/2041	186,865	0.0
328,716	3.250%, 09/15/2041	299,549	0.0
177,672	3.250%, 11/15/2041	161,901	0.0
41,656	3.250%, 11/15/2041	38,061	0.0
66,781	3.250%, 12/15/2041	60,853	0.0
38,632	3.250%, 04/15/2042	35,297	0.0
80,256	3.250%, 06/15/2042	73,025	0.0
79,163	3.250%, 06/15/2042	72,329	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
971,033	3.500%, 04/20/2043	$891,053	0.1
1,142,929	3.500%, 06/20/2045	1,047,841	0.1
2,836,694	3.500%, 04/20/2046	2,624,206	0.2
4,548,311	3.500%, 03/20/2047	4,243,171	0.4
1,037,946	3.500%, 07/20/2047	951,758	0.1
544,602	3.500%, 07/20/2047	503,256	0.1
22,974,700	3.500%, 12/20/2047	21,065,800	1.8
8,186,189	3.500%, 01/20/2048	7,506,003	0.6
3,167,208	3.500%, 02/20/2048	2,904,068	0.3
6,166,428	3.500%, 02/20/2048	5,654,021	0.5
11,842,344	3.500%, 03/20/2048	10,858,324	0.9
36,500,000 (5)	3.500%, 10/15/2052	33,207,871	2.8
53,027	3.650%, 12/15/2040	49,949	0.0
305,086	3.750%, 09/15/2041	288,483	0.0
16,953	3.750%, 09/15/2041	15,876	0.0
132,360	3.750%, 10/15/2041	125,469	0.0
116,747	3.750%, 10/15/2041	110,670	0.0
2,088,167	3.750%, 05/20/2042	1,934,497	0.2
2,663,072	3.750%, 05/20/2042	2,461,758	0.2
129,712	3.900%, 10/15/2041	124,121	0.0
63,697	4.000%, 05/20/2033	60,194	0.0
5,242	4.000%, 08/15/2033	4,979	0.0
30,762	4.000%, 01/15/2034	29,219	0.0
401,241	4.000%, 05/20/2034	378,642	0.1
1,003,953	4.000%, 07/20/2034	947,554	0.1
357,447	4.000%, 07/20/2034	337,714	0.0
77,740	4.000%, 08/20/2035	73,853	0.0
635,850	4.000%, 09/20/2040	598,701	0.1
1,180,429	4.000%, 07/20/2041	1,129,091	0.1
4,875,866	4.000%, 08/20/2042	4,661,363	0.4
170,040	4.000%, 09/15/2042	160,959	0.0
890,500	4.000%, 10/20/2043	862,820	0.1
1,401,546	4.000%, 12/20/2044	1,325,965	0.1
1,327,617	4.000%, 01/20/2045	1,256,588	0.1
331,865	4.000%, 06/20/2045	315,261	0.0
1,391,246	4.000%, 07/20/2045	1,321,657	0.1
1,517,555	4.000%, 09/20/2045	1,443,858	0.1
103,877	4.000%, 12/20/2045	97,900	0.0
3,272,392	4.000%, 01/20/2046	3,127,792	0.3
371,674	4.000%, 01/20/2046	352,720	0.0
70,506	4.000%, 02/20/2046	66,980	0.0
1,794,745	4.000%, 03/20/2046	1,707,131	0.2
849,983	4.000%, 04/20/2046	801,888	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
364,126	4.000%, 08/20/2046	$345,963	0.0
1,545,341	4.000%, 09/20/2047	1,462,728	0.1
14,024,692	4.000%, 02/20/2050	13,275,426	1.1
930,067 (2)	4.242%, 10/20/2064	922,665	0.1
12,735 (2)	4.321%, 04/20/2065	12,558	0.0
5,266 (2)	4.333%, 09/20/2062	5,049	0.0
26,920 (2)	4.341%, 02/20/2068	26,506	0.0
112,758	4.450%, 07/15/2040	105,986	0.0
62,676	4.450%, 09/15/2040	59,949	0.0
61,084	4.450%, 10/15/2040	58,426	0.0
613,720 (2)	4.486%, 01/20/2065	607,941	0.1
13,387 (2)	4.498%, 10/20/2067	13,174	0.0
5,091	4.500%, 07/20/2036	4,949	0.0
415,969	4.500%, 10/15/2039	410,246	0.1
291,346	4.500%, 11/15/2039	287,560	0.0
299,202	4.500%, 11/15/2039	294,537	0.0
100,659	4.500%, 12/15/2039	99,264	0.0
239,338	4.500%, 01/15/2040	235,643	0.0
24,630	4.500%, 01/20/2040	23,789	0.0
1,089,521	4.500%, 02/15/2040	1,065,502	0.1
51,520	4.500%, 06/15/2040	49,935	0.0
23,139	4.500%, 07/20/2040	22,352	0.0
81,598	4.500%, 08/20/2040	78,876	0.0
627,768	4.500%, 09/20/2041	620,921	0.1
229,347	4.500%, 10/20/2048	222,806	0.0
107,075	4.500%, 11/20/2048	103,997	0.0
3,324,744	4.500%, 12/20/2048	3,231,124	0.3
80,160	4.500%, 01/20/2049	77,832	0.0
281,619	4.500%, 03/20/2049	272,558	0.0
46,224	4.500%, 05/20/2049	44,778	0.0
5,080,019	4.500%, 11/20/2049	4,907,371	0.4
6,308,852	4.500%, 12/20/2049	6,090,032	0.5
1,382,076 (2)	4.522%, 01/20/2065	1,371,378	0.1
1,782,474 (2)	4.548%, 02/20/2065	1,770,692	0.2
23,873 (2)	4.549%, 04/20/2066	23,627	0.0
31,242	4.580%, 12/20/2033	30,500	0.0
27,408	4.580%, 01/20/2034	26,757	0.0
42,142	4.580%, 03/20/2034	40,863	0.0
42,780	4.580%, 04/20/2034	41,763	0.0
32,933	4.580%, 04/20/2034	32,151	0.0
41,664	4.580%, 06/20/2034	40,674	0.0
111,328 (2)	4.657%, 09/20/2064	110,568	0.0
304,663 (2)	4.682%, 10/20/2064	303,288	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
293,353 (2)	4.688%, 09/20/2064	$292,503	0.0
428 (2)	4.700%, 06/20/2061	423	0.0
3,958 (2)	4.700%, 08/20/2061	3,932	0.0
446,332	4.750%, 06/15/2029	432,983	0.1
111,854	4.750%, 01/15/2030	107,981	0.0
50,930	4.750%, 06/20/2033	49,264	0.0
23,989	4.750%, 07/20/2033	23,342	0.0
54,367	4.750%, 07/20/2033	53,114	0.0
46,037	4.750%, 07/20/2033	44,532	0.0
25,418	4.750%, 08/20/2033	24,554	0.0
59,773	4.750%, 08/20/2033	58,393	0.0
21,364	4.750%, 09/20/2033	20,638	0.0
29,462	4.750%, 10/20/2033	28,978	0.0
23,672	4.750%, 11/20/2033	22,869	0.0
21,091	4.750%, 12/20/2033	20,363	0.0
199,982	4.750%, 09/15/2034	197,661	0.0
43,988	4.920%, 04/20/2033	42,792	0.0
22,427	4.920%, 04/20/2033	21,792	0.0
28,549	4.920%, 05/20/2033	27,774	0.0
28,327	4.920%, 05/20/2033	27,557	0.0
26,243	4.920%, 05/20/2033	25,500	0.0
28,884	4.920%, 05/20/2033	28,065	0.0
4,609	5.000%, 03/20/2024	4,631	0.0
570,019	5.000%, 04/20/2030	569,189	0.1
154,391	5.000%, 07/15/2033	152,804	0.0
47,020	5.000%, 03/15/2034	46,722	0.0
61,787	5.000%, 01/15/2035	61,151	0.0
7,980	5.000%, 03/15/2035	7,954	0.0
84,291	5.000%, 03/15/2035	83,423	0.0
194,328	5.000%, 04/15/2035	195,379	0.0
32,570	5.000%, 04/15/2035	32,370	0.0
16,695	5.000%, 05/15/2035	16,648	0.0
43,185	5.000%, 05/20/2035	43,958	0.0
228,168	5.000%, 11/20/2035	232,264	0.0
108,119	5.000%, 04/20/2036	110,061	0.0
40,672	5.000%, 06/20/2038	39,424	0.0
14,640	5.000%, 08/20/2038	14,519	0.0
165,517	5.000%, 10/20/2038	163,192	0.0
29,377	5.000%, 11/20/2038	28,420	0.0
110,638	5.000%, 01/20/2039	109,702	0.0
42,492	5.000%, 02/15/2039	42,058	0.0
153,766	5.000%, 03/15/2039	152,224	0.0
58,543	5.000%, 11/15/2039	57,939	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
656,027	5.000%, 11/15/2039	$659,647	0.1
527,611	5.000%, 11/15/2039	526,499	0.1
71,348	5.000%, 04/15/2040	71,491	0.0
604,082	5.000%, 09/15/2040	604,227	0.1
473,220	5.000%, 07/20/2041	478,197	0.1
5,000,000 (5)	5.000%, 10/15/2052	4,894,947	0.4
5,238	5.250%, 01/15/2024	4,834	0.0
35,734	5.250%, 06/15/2028	35,291	0.0
56,110	5.250%, 06/15/2029	55,689	0.0
848,063	5.250%, 01/20/2036	859,152	0.1
109,962	5.290%, 07/20/2037	109,179	0.0
79,370	5.290%, 08/20/2037	78,811	0.0
95,315	5.290%, 09/20/2037	94,638	0.0
118,601	5.290%, 09/20/2037	117,758	0.0
110,539	5.290%, 01/20/2038	109,753	0.0
3,481	5.350%, 01/15/2029	3,495	0.0
6,228	5.350%, 01/20/2029	6,201	0.0
27,176	5.350%, 04/20/2029	27,051	0.0
26,198	5.350%, 06/20/2029	26,077	0.0
31,218	5.350%, 10/20/2029	31,074	0.0
73,973	5.350%, 07/20/2033	74,228	0.0
12,874	5.350%, 08/20/2033	12,814	0.0
141,844	5.390%, 08/20/2038	139,857	0.0
70,841	5.390%, 09/15/2038	71,260	0.0
24,509	5.490%, 08/20/2033	24,536	0.0
43,768	5.490%, 09/20/2033	43,816	0.0
181,783	5.490%, 09/20/2033	182,172	0.0
42,109	5.490%, 09/20/2033	42,080	0.0
272,727	5.490%, 10/20/2033	274,240	0.0
187,208	5.490%, 10/20/2033	187,608	0.0
136,778	5.490%, 11/20/2033	137,006	0.0
256,943	5.490%, 11/20/2033	258,741	0.0
215,434	5.490%, 12/20/2033	215,185	0.0
161,529	5.490%, 12/20/2033	161,922	0.0
133,566	5.490%, 12/20/2033	133,865	0.0
43,878	5.490%, 01/20/2034	43,926	0.0
37,323	5.490%, 03/20/2034	37,363	0.0
93,791	5.490%, 03/20/2034	93,573	0.0
37,657	5.490%, 06/20/2034	37,699	0.0
12,290	5.500%, 08/15/2024	12,291	0.0
9,909	5.500%, 08/20/2024	9,924	0.0
430	5.500%, 04/20/2029	431	0.0
119,160	5.500%, 09/15/2029	121,750	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
82,743	5.500%, 10/15/2029	$84,966	0.0
25,124	5.500%, 12/20/2032	26,272	0.0
78,349	5.500%, 08/20/2033	81,917	0.0
56,638	5.500%, 11/20/2033	56,594	0.0
22,516	5.500%, 12/20/2033	23,486	0.0
60,138	5.500%, 03/20/2034	60,092	0.0
108,443	5.500%, 04/20/2034	107,070	0.0
130,306	5.500%, 04/20/2034	133,056	0.0
156,110	5.500%, 06/20/2034	156,508	0.0
78,595	5.500%, 06/20/2034	78,543	0.0
68,218	5.500%, 07/20/2034	68,321	0.0
99,075	5.500%, 01/20/2035	99,010	0.0
72,269	5.500%, 05/15/2035	73,020	0.0
17,531	5.500%, 06/20/2035	17,557	0.0
185,603	5.500%, 07/15/2035	187,961	0.0
82,435	5.500%, 08/15/2035	83,295	0.0
80,107	5.500%, 09/20/2035	80,229	0.0
143,367	5.500%, 04/15/2036	144,952	0.0
28,563	5.500%, 06/20/2036	29,864	0.0
2,605	5.500%, 06/20/2038	2,620	0.0
13,227	5.500%, 08/20/2038	13,315	0.0
7,447	5.500%, 09/20/2038	7,474	0.0
1,471	5.500%, 10/20/2038	1,451	0.0
15,017	5.500%, 11/20/2038	15,096	0.0
751	5.500%, 12/20/2038	753	0.0
46,800	5.500%, 01/15/2039	47,289	0.0
5,666	5.500%, 01/20/2039	5,570	0.0
26,015	5.500%, 06/15/2039	26,283	0.0
15,994	5.500%, 06/20/2039	15,806	0.0
21,647	5.500%, 10/20/2039	22,625	0.0
165,094	5.500%, 09/15/2040	167,094	0.0
68,815	5.580%, 12/20/2033	69,004	0.0
37,123	5.580%, 12/20/2033	37,611	0.0
130,634	5.580%, 01/20/2034	131,217	0.0
47,118	5.580%, 02/20/2034	47,298	0.0
38,908	5.580%, 03/20/2034	39,057	0.0
63,128	5.580%, 04/20/2034	64,140	0.0
122,465	5.580%, 04/20/2034	123,101	0.0
45,003	5.580%, 04/20/2034	45,612	0.0
33,796	5.580%, 06/20/2034	34,339	0.0
52,818	5.580%, 09/20/2034	53,536	0.0
196,183	5.590%, 06/20/2033	197,335	0.0
151,664	5.590%, 07/20/2033	152,554	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
13,720	5.590%, 07/20/2033	$13,776	0.0
30,022	5.590%, 07/20/2033	30,499	0.0
89,737	5.590%, 07/20/2033	90,106	0.0
117,882	5.590%, 08/20/2033	118,463	0.0
23,346	5.590%, 09/20/2033	23,673	0.0
39,855	5.590%, 09/20/2033	40,488	0.0
156,787	5.590%, 09/20/2033	157,707	0.0
60,751	5.590%, 10/20/2033	61,717	0.0
46,686	5.590%, 11/20/2033	47,432	0.0
33,042	5.590%, 11/20/2033	33,507	0.0
25,340	5.590%, 11/20/2033	25,679	0.0
45,184	5.590%, 11/20/2033	45,901	0.0
73,338	5.590%, 12/20/2033	74,330	0.0
78,205	5.740%, 09/20/2037	78,866	0.0
239,017	5.740%, 09/20/2037	241,309	0.0
81,884	5.740%, 10/20/2037	82,576	0.0
85,925	5.740%, 04/20/2038	86,651	0.0
9,662	5.750%, 11/15/2024	9,666	0.0
383,777	5.750%, 07/15/2029	382,665	0.1
295,275	5.750%, 08/15/2029	296,568	0.0
41,303	5.750%, 11/15/2029	41,487	0.0
373,940	5.750%, 11/15/2029	372,838	0.0
38,115	5.770%, 03/20/2033	38,470	0.0
137,786	5.770%, 03/20/2033	139,190	0.0
69,441	5.770%, 04/20/2033	70,087	0.0
34,039	5.770%, 04/20/2033	34,355	0.0
85,816	5.770%, 05/20/2033	86,615	0.0
77,610	5.770%, 05/20/2033	78,333	0.0
33,291	5.770%, 05/20/2033	33,601	0.0
33,850	5.770%, 06/20/2033	34,163	0.0
66,287	5.770%, 07/20/2033	66,902	0.0
59,082	5.770%, 07/20/2033	59,633	0.0
26,965	5.900%, 05/20/2028	27,315	0.0
1,117,919	5.970%, 11/15/2031	1,116,329	0.1
15,618	6.000%, 10/15/2025	16,034	0.0
95,723	6.000%, 04/15/2026	95,945	0.0
28,191	6.000%, 10/20/2027	28,641	0.0
87,495	6.000%, 05/15/2029	88,290	0.0
60,492	6.000%, 07/15/2029	58,086	0.0
43,763	6.000%, 10/20/2034	46,516	0.0
111,093	6.000%, 03/15/2037	119,929	0.0
60,117	6.000%, 08/20/2038	62,291	0.0
11,768	6.000%, 09/20/2038	11,832	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
20,925	6.000%, 10/20/2038	$21,438	0.0
68,691	6.000%, 11/15/2038	70,396	0.0
73,244	6.000%, 12/15/2038	75,060	0.0
226,182	6.000%, 08/15/2039	232,845	0.0
171,205	6.000%, 08/15/2039	175,661	0.0
16,160	6.500%, 07/20/2029	16,615	0.0
41,199	6.500%, 07/20/2032	41,280	0.0
70,470	6.500%, 02/15/2034	70,610	0.0
175	6.500%, 09/20/2034	175	0.0
4,462	7.500%, 08/20/2027	4,613	0.0
		748,453,475	62.4
	Uniform Mortgage-Backed Securities: 3.9%
2,860,684	2.000%, 12/01/2051	2,322,224	0.2
2,822,568	2.500%, 12/01/2051	2,380,063	0.2
1,919,372	2.500%, 02/01/2052	1,634,234	0.2
2,692,658	3.000%, 11/01/2051	2,359,469	0.2
1,923,224	3.000%, 01/01/2052	1,699,458	0.2
1,000,000 (5)	3.500%, 11/15/2051	899,733	0.1
1,927,013	3.500%, 02/01/2052	1,743,237	0.2
5,680,666	3.500%, 03/01/2052	5,158,403	0.4
3,400,000 (5)	3.500%, 10/15/2052	3,060,797	0.3
5,949,135	4.000%, 05/01/2042	5,676,029	0.5
337,915	4.000%, 05/01/2045	321,551	0.0
370,099	4.000%, 08/01/2046	351,309	0.0
314,382	4.250%, 08/01/2035	301,746	0.0
4,604,066	4.500%, 07/01/2052	4,402,771	0.4
128,133	4.750%, 11/01/2034	124,356	0.0
299,250	4.750%, 11/01/2034	293,136	0.0
251,089	4.750%, 02/01/2035	245,952	0.0
377,596	4.750%, 04/01/2035	369,497	0.0
389,602	4.750%, 05/01/2035	381,849	0.0
471,847	4.750%, 07/01/2035	465,047	0.1
69,303	4.750%, 07/01/2035	66,950	0.0
9,672,109	5.000%, 05/01/2042	9,756,962	0.8
40,325	5.030%, 05/01/2037	39,464	0.0
94,029	5.030%, 09/01/2037	91,899	0.0
148,107	5.155%, 01/01/2037	145,559	0.0
84,186	5.250%, 04/01/2032	83,021	0.0
36,010	5.250%, 04/01/2032	35,554	0.0
25,247	5.280%, 11/01/2036	24,926	0.0
97,491	5.280%, 11/01/2036	96,256	0.0
42,663	5.280%, 01/01/2037	42,121	0.0
87,748	5.290%, 08/01/2037	86,778	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
61,842	5.290%, 09/01/2037	$61,156	0.0
68,168	5.290%, 09/01/2037	67,331	0.0
16,722	5.300%, 10/01/2036	16,524	0.0
73,849	5.300%, 12/01/2036	72,972	0.0
48,507	5.300%, 05/01/2037	47,988	0.0
225,598	5.300%, 08/01/2037	223,990	0.0
112,877	5.390%, 12/01/2037	112,070	0.0
160,321	5.405%, 11/01/2036	159,144	0.0
207,812	5.405%, 02/01/2037	206,575	0.0
72,120	5.740%, 07/01/2037	72,571	0.0
8,859	7.500%, 05/01/2028	8,857	0.0
1,520,000 (5)	26.000%, 10/15/2052	1,410,809	0.1
		47,120,338	3.9
	Total U.S. Government Agency Obligations (Cost $893,586,193)	818,679,029	68.3
COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.5%
9,264,742 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.477%, 01/25/2030	711,079	0.1
28,104,761 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	2,753,706	0.2
19,434,970 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.814%, 04/25/2030	1,890,642	0.2
2,986,910 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.025%, 09/25/2030	168,578	0.0
16,507,619 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.630%, 05/25/2035	2,174,155	0.2
14,970,212 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.443%, 07/25/2035	1,660,361	0.1
34,276,324 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.704%, 12/25/2035	1,715,539	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
24,876,860 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.843%, 09/25/2027	$755,607	0.1
31,466,000 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	2,300,305	0.2
34,804,473 (1)(2)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.079%, 01/25/2031	3,979,965	0.3
268,500 (2)	Ginnie Mae 2004-23 Z, 5.760%, 03/16/2044	265,937	0.0
4,018,302 (1)(2)	Ginnie Mae 2006-67 IO, 0.548%, 11/16/2046	11,049	0.0
45,760 (2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	45,674	0.0
554,852	Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	549,268	0.1
226,363 (1)(2)	Ginnie Mae 2008-45 IO, 0.857%, 02/16/2048	599	0.0
68,004 (2)	Ginnie Mae 2009-115 D, 4.824%, 01/16/2050	67,435	0.0
58,609 (1)(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	52	0.0
9,817,599 (1)(2)	Ginnie Mae 2011-47 IO, 0.172%, 01/16/2051	25,338	0.0
1,916,834 (2)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,489,947	0.1
10,831,207	Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	8,830,620	0.7
1,933,485	Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	1,371,871	0.1
1,923,409	Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,379,417	0.1
2,545,415 (2)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	2,078,420	0.2
3,326,710	Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	2,607,443	0.2
5,117,951	Ginnie Mae 2021-79, 1.750%, 08/16/2063	2,588,761	0.2
2,550,471	Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	1,342,321	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,333,712	Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	$1,364,786	0.1
	Total Commercial Mortgage-Backed Securities (Cost $53,510,141)	42,128,875	3.5
ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
1,228,492	Fannie Mae Grantor Trust 2001-T9 A1, 3.194%, (US0001M + 0.220)%, 09/25/2031	1,213,890	0.1
96,360 (2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.508%, 07/26/2033	94,185	0.0
12,851 (2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	12,979	0.0
11,223 (2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	10,745	0.0
10,747 (2)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	10,406	0.0
	Total Asset-Backed Securities (Cost $1,345,943)	1,342,205	0.1
	Total Long-Term Investments (Cost $1,684,682,092)	1,539,869,236	128.4
SHORT-TERM INVESTMENTS: 0.9%
	U.S. Government Agency Obligations: 0.9%
600,000 (6)	Federal Home Loan Bank Discount Notes, 2.620%, 10/21/2022	599,095	0.1
8,850,000 (6)	Federal Home Loan Bank Discount Notes, 2.990%, 11/16/2022	8,816,099	0.7
1,000,000 (6)	Federal Home Loan Bank Discount Notes, 2.990%, 11/18/2022	995,996	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
Total U.S. Government Agency Obligations
Total Short-Term Investments (Cost $10,409,004)	$10,411,190	0.9
Total Investments in Securities (Cost $1,695,091,096)	$1,550,280,426	129.3
Liabilities in Excess of Other Assets	(351,452,776)	(29.3)
Net Assets	$1,198,827,650	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(2)
Variable rate security. Rate shown is the rate in effect as of September 30, 2022.

(3)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(5)
Represents or includes a TBA transaction.

(6)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2022.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
 1
Investment Type Allocation as of September 30, 2022 (as a percentage of net assets)

U.S. Government Agency Obligations	68.3%
Collateralized Mortgage Obligations	56.5%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	0.1%
Liabilities in Excess of Other Assets*	(28.4)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$677,719,127	$—	$677,719,127
U.S. Government Agency Obligations	—	818,679,029	—	818,679,029
Commercial Mortgage-Backed Securities	—	42,128,875	—	42,128,875
Asset-Backed Securities	—	1,342,205	—	1,342,205
Short-Term Investments	—	10,411,190	—	10,411,190
Total Investments, at fair value	$—	$1,550,280,426	$—	$1,550,280,426
Other Financial Instruments+
Futures	8,299,577	—	—	8,299,577
Total Assets	$8,299,577	$1,550,280,426	$—	$1,558,580,003
Liabilities Table
Other Financial Instruments+
Futures	$(1,442,503)	$—	$—	$(1,442,503)
Total Liabilities	$(1,442,503)	$—	$—	$(1,442,503)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2022, the following futures contracts were outstanding for Voya GNMA Income Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra 10-Year Note	154	12/20/22	$18,246,594	$(414,190)
U.S. Treasury Ultra Long Bond	74	12/20/22	10,138,000	(1,028,313)
			$28,384,594	$(1,442,503)
Short Contracts:
U.S. Treasury 10-Year Note	(828)	12/20/22	(92,787,750)	4,615,751
U.S. Treasury 2-Year Note	(370)	12/30/22	(75,994,532)	1,190,329
U.S. Treasury 5-Year Note	(543)	12/30/22	(58,376,742)	2,020,674
U.S. Treasury Long Bond	(44)	12/20/22	(5,561,875)	472,823
			$(232,720,899)	$8,299,577
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$8,299,577
Total Asset Derivatives		$8,299,577
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,442,503
Total Liability Derivatives		$1,442,503

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$11,616,484
Total	$11,616,484
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,876,346
Total	$1,876,346
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya GNMA Income Fund	as of September 30, 2022 (Unaudited) (continued)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,705,064,102.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$11,093,705
Gross Unrealized Depreciation	(159,020,306)
Net Unrealized Depreciation	$(147,926,601)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 91.7%
	Basic Materials: 5.8%
400,000 (1)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	$308,098	0.1
950,000 (1)(2)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	628,867	0.1
315,000 (1)	Cheever Escrow Issuer LLC, 7.125%, 10/01/2027	282,331	0.1
1,300,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,094,743	0.2
700,000 (1)(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	579,246	0.1
1,425,000 (1)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,079,630	0.2
1,450,000 (1)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	1,166,422	0.2
1,250,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,027,499	0.2
800,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	721,784	0.2
2,425,000 (1)	HudBay Minerals, Inc., 4.500%, 04/01/2026	2,018,618	0.4
1,500,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,247,903	0.3
1,775,000 (1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,480,279	0.3
1,850,000 (1)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750)%, 02/15/2026	1,713,785	0.4
1,825,000 (1)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	1,372,336	0.3
1,900,000 (1)	Mativ, Inc., 6.875%, 10/01/2026	1,678,935	0.4
745,000 (1)	Mineral Resources Ltd., 8.000%, 11/01/2027	715,349	0.1
1,700,000 (1)	Novelis Corp., 3.875%, 08/15/2031	1,271,685	0.3
475,000 (1)	Novelis Corp., 4.750%, 01/30/2030	390,702	0.1
1,500,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,250,460	0.3
950,000 (2)	Olin Corp., 5.000%, 02/01/2030	789,735	0.2
975,000	Olin Corp., 5.125%, 09/15/2027	883,038	0.2
1,600,000 (1)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	1,099,152	0.2
1,675,000 (1)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,334,674	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
1,490,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	$881,968	0.2
1,625,000 (1)	Tronox, Inc., 4.625%, 03/15/2029	1,205,921	0.3
925,000 (1)	Vibrantz Technologies, Inc., 9.000%, 02/15/2030	603,911	0.1
		26,827,071	5.8
	Communications: 14.4%
1,550,000 (1)	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	1,300,690	0.3
2,000,000 (1)(2)	Altice France Holding SA, 6.000%, 02/15/2028	1,272,855	0.3
2,150,000 (1)	Altice France SA/France, 5.500%, 10/15/2029	1,623,043	0.4
800,000 (1)	Altice France SA/France, 8.125%, 02/01/2027	716,796	0.2
1,875,000 (2)	AMC Networks, Inc., 4.250%, 02/15/2029	1,390,623	0.3
1,825,000 (1)	Audacy Capital Corp., 6.500%, 05/01/2027	450,647	0.1
1,950,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	1,507,779	0.3
1,815,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	1,303,397	0.3
2,425,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,853,815	0.4
1,325,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,144,754	0.2
2,125,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,921,297	0.4
1,150,000 (1)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	835,573	0.2
975,000 (1)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	737,787	0.2
650,000 (1)(2)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	578,454	0.1
400,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	302,534	0.1
850,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	694,917	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,500,000 (1)	CommScope, Inc., 7.125%, 07/01/2028	$1,161,150	0.3
2,075,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	1,817,476	0.4
2,225,000 (1)	CSC Holdings LLC, 4.625%, 12/01/2030	1,517,061	0.3
800,000	CSC Holdings LLC, 5.250%, 06/01/2024	741,104	0.2
3,800,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	2,707,880	0.6
575,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	469,936	0.1
1,400,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	1,210,125	0.3
1,850,000	DISH DBS Corp., 5.125%, 06/01/2029	1,089,835	0.2
650,000 (1)	DISH DBS Corp., 5.250%, 12/01/2026	533,729	0.1
975,000 (1)	DISH DBS Corp., 5.750%, 12/01/2028	738,675	0.2
950,000	DISH DBS Corp., 7.375%, 07/01/2028	640,876	0.1
1,350,000	Embarq Corp., 7.995%, 06/01/2036	678,024	0.1
825,000 (1)	GCI LLC, 4.750%, 10/15/2028	686,623	0.2
1,875,000 (1)(2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	1,474,800	0.3
625,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	535,171	0.1
1,800,000 (2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	1,517,625	0.3
1,400,000 (1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	1,143,548	0.2
1,175,000 (1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	886,481	0.2
1,575,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,309,416	0.3
525,000	Lumen Technologies, Inc., 5.625%, 04/01/2025	510,384	0.1
1,625,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,336,238	0.3
1,675,000 (1)	Millennium Escrow Corp., 6.625%, 08/01/2026	1,327,804	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
965,000	Netflix, Inc., 5.875%, 11/15/2028	$944,040	0.2
1,200,000 (4)	Paramount Global, 6.250%, 02/28/2057	1,035,029	0.2
2,100,000 (1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	1,469,139	0.3
750,000 (1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	565,575	0.1
925,000 (1)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	666,828	0.1
1,225,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,126,773	0.2
1,675,000 (1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	1,064,220	0.2
2,875,000	Sprint Corp., 7.125%, 06/15/2024	2,922,754	0.6
940,000	Sprint Corp., 7.625%, 03/01/2026	973,832	0.2
1,600,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,319,000	0.3
725,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	541,455	0.1
800,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	623,800	0.1
675,000 (1)	Univision Communications, Inc., 4.500%, 05/01/2029	551,971	0.1
2,650,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,506,761	0.5
1,300,000 (1)(2)	Urban One, Inc., 7.375%, 02/01/2028	1,106,567	0.2
1,525,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	1,186,160	0.3
400,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	333,604	0.1
650,000 (1)	ViaSat, Inc., 6.500%, 07/15/2028	433,703	0.1
1,425,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	1,142,052	0.2
2,450,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,986,264	0.4
1,500,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,160,912	0.3
2,400,000 (1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,687,241	0.4
		67,016,602	14.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 23.8%
1,285,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	$1,014,996	0.2
1,975,000 (1)(2)	Academy Ltd., 6.000%, 11/15/2027	1,795,176	0.4
1,750,000 (1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,446,944	0.3
1,900,000 (1)(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,667,497	0.4
2,175,000 (1)	Affinity Gaming, 6.875%, 12/15/2027	1,777,269	0.4
500,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	384,270	0.1
1,675,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,518,488	0.3
1,093,515	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	889,746	0.2
2,800,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	2,447,970	0.5
1,550,000 (1)	Arko Corp., 5.125%, 11/15/2029	1,211,976	0.3
1,000,000 (2)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	847,295	0.2
400,000 (1)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	320,758	0.1
950,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	743,458	0.2
1,900,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	1,568,687	0.3
308,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	319,242	0.1
350,000 (1)(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750)%, 04/01/2027	238,832	0.0
1,850,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,418,094	0.3
1,350,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,303,317	0.3
1,625,000 (1)	Carnival Corp., 6.000%, 05/01/2029	1,069,713	0.2
1,800,000 (1)	Carnival Corp., 9.875%, 08/01/2027	1,767,312	0.4
1,475,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,348,755	0.3
1,300,000 (1)	Century Communities, Inc., 3.875%, 08/15/2029	999,375	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,400,000 (1)	Cinemark USA, Inc., 8.750%, 05/01/2025	$1,420,854	0.3
1,225,000 (1)(2)	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/2031	934,785	0.2
1,675,000 (2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	1,415,224	0.3
455,000 (2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/2026	460,687	0.1
2,275,000 (1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	1,733,277	0.4
1,350,000 (1)	Foot Locker, Inc., 4.000%, 10/01/2029	1,048,608	0.2
2,400,000	Ford Motor Co., 6.100%, 08/19/2032	2,119,920	0.5
2,165,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,798,336	0.4
3,100,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	2,674,897	0.6
1,760,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,569,595	0.3
1,430,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,244,121	0.3
1,000,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	981,755	0.2
1,575,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	1,152,541	0.2
1,550,000 (1)	Gap, Inc./The, 3.875%, 10/01/2031	988,840	0.2
900,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	888,615	0.2
1,500,000 (2)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	1,201,837	0.3
1,625,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,464,278	0.3
1,925,000 (1)	Interface, Inc., 5.500%, 12/01/2028	1,648,466	0.4
2,678,000 (1)(2)	International Game Technology PLC, 5.250%, 01/15/2029	2,377,756	0.5
1,425,000 (1)	LBM Acquisition LLC, 6.250%, 01/15/2029	968,487	0.2
1,775,000 (1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,377,154	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,535,000 (1)	LGI Homes, Inc., 4.000%, 07/15/2029	$1,139,461	0.2
1,175,000 (1)	Lindblad Expeditions LLC, 6.750%, 02/15/2027	1,036,103	0.2
1,700,000 (1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	1,269,832	0.3
550,000	M/I Homes, Inc., 3.950%, 02/15/2030	402,944	0.1
1,300,000	M/I Homes, Inc., 4.950%, 02/01/2028	1,085,500	0.2
655,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	429,215	0.1
350,000 (1)(2)	Macy’s Retail Holdings LLC, 5.875%, 03/15/2030	277,541	0.1
1,125,000 (1)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	863,814	0.2
1,000,000	Mattel, Inc., 5.450%, 11/01/2041	840,877	0.2
1,925,000 (1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	1,173,287	0.2
1,450,000 (1)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	1,196,685	0.3
1,275,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,131,116	0.2
350,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	335,240	0.1
1,725,000 (1)	NCL Corp. Ltd., 7.750%, 02/15/2029	1,319,107	0.3
1,150,000 (1)	NCL Finance Ltd., 6.125%, 03/15/2028	850,339	0.2
1,200,000 (1)(2)	Penn Entertainment, Inc., 4.125%, 07/01/2029	920,112	0.2
950,000 (1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	841,826	0.2
2,425,000 (1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	2,171,685	0.5
1,175,000 (1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,152,898	0.2
1,850,000 (1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	1,338,383	0.3
850,000 (1)	Royal Caribbean Cruises Ltd, 11.625%, 08/15/2027	775,094	0.2
3,225,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,376,728	0.5
375,000 (1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	382,028	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
850,000 (1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	$904,426	0.2
1,650,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,325,305	0.3
1,325,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,251,993	0.3
525,000 (1)	Scientific Games International, Inc., 8.625%, 07/01/2025	538,136	0.1
1,600,000 (1)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,248,104	0.3
1,775,000 (1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	1,575,002	0.3
1,875,000 (1)(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	1,474,097	0.3
2,100,000 (1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	1,739,958	0.4
550,000 (1)	SRS Distribution, Inc., 6.000%, 12/01/2029	439,530	0.1
1,400,000 (1)	SRS Distribution, Inc., 6.125%, 07/01/2029	1,127,121	0.2
2,625,000 (1)(2)	Staples, Inc., 10.750%, 04/15/2027	1,949,181	0.4
1,975,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	1,624,007	0.3
1,650,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,406,245	0.3
1,550,000 (1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	1,253,346	0.3
1,575,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,157,326	0.2
1,425,000 (1)	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/2029	1,182,707	0.2
1,350,000 (2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,260,414	0.3
600,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	536,544	0.1
2,125,000 (1)	Victoria’s Secret & Co., 4.625%, 07/15/2029	1,608,906	0.3
2,075,000 (1)(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,586,576	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
650,000 (1)	Viking Cruises Ltd., 13.000%, 05/15/2025	$674,274	0.1
1,675,000 (1)	White Cap Buyer LLC, 6.875%, 10/15/2028	1,370,091	0.3
600,000 (1)(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250)%, 03/15/2026	509,482	0.1
1,325,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	1,240,677	0.3
650,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	569,933	0.1
1,775,000 (1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	1,356,757	0.3
900,000 (1)(2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	794,142	0.2
		110,583,298	23.8
	Consumer, Non-cyclical: 13.2%
1,600,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,462,080	0.3
1,675,000 (1)	ACCO Brands Corp., 4.250%, 03/15/2029	1,262,648	0.3
1,800,000 (1)	ADT Security Corp./The, 4.125%, 08/01/2029	1,497,816	0.3
1,300,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,050,614	0.2
625,000 (1)(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	529,612	0.1
1,450,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,340,641	0.3
700,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	453,235	0.1
325,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	290,248	0.1
2,045,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,683,701	0.4
1,850,000 (1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,553,574	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,350,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	$1,214,133	0.3
850,000 (1)	APi Escrow Corp., 4.750%, 10/15/2029	705,361	0.1
575,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	456,806	0.1
475,000 (1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	307,030	0.1
1,225,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	460,056	0.1
1,350,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,237,747	0.3
850,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	759,199	0.2
575,000	Centene Corp., 2.625%, 08/01/2031	434,544	0.1
2,105,000	Centene Corp., 4.625%, 12/15/2029	1,896,489	0.4
1,575,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,302,903	0.3
425,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	362,045	0.1
1,275,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,167,881	0.2
725,000 (1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	488,538	0.1
875,000 (1)(2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	611,209	0.1
1,075,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	829,061	0.2
625,000 (1)(2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	303,276	0.1
1,875,000 (1)	CoreLogic, Inc., 4.500%, 05/01/2028	1,277,738	0.3
1,735,000 (1)	CPI CG, Inc., 8.625%, 03/15/2026	1,623,127	0.3
600,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	428,907	0.1
1,125,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	873,231	0.2
1,850,000	Encompass Health Corp., 4.750%, 02/01/2030	1,524,882	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,275,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	$1,238,146	0.3
925,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	801,013	0.2
1,500,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,508,723	0.3
1,375,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	1,104,599	0.2
1,250,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	946,163	0.2
1,200,000 (1)(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	903,612	0.2
1,650,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,377,371	0.3
1,425,000	New Albertsons L.P., 7.450%, 08/01/2029	1,399,364	0.3
875,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	859,093	0.2
1,350,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	1,347,435	0.3
1,650,000 (1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,354,370	0.3
1,450,000 (1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	1,063,239	0.2
875,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	720,567	0.2
1,725,000 (1)(2)	Post Holdings, Inc., 5.625%, 01/15/2028	1,577,633	0.3
1,900,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,548,293	0.3
1,850,000 (1)(2)	Select Medical Corp., 6.250%, 08/15/2026	1,742,978	0.4
1,900,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,557,544	0.3
700,000 (1)	Spectrum Brands, Inc., 3.875%, 03/15/2031	478,580	0.1
775,000 (1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	607,795	0.1
800,000 (1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	663,556	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,250,000 (1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	$1,974,834	0.4
1,690,000 (1)	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,552,476	0.3
1,300,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	1,105,728	0.2
1,625,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,245,278	0.3
1,300,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,191,678	0.3
455,000	United Rentals North America, Inc., 3.750%, 01/15/2032	358,151	0.1
960,000	United Rentals North America, Inc., 4.875%, 01/15/2028	882,283	0.2
315,000	United Rentals North America, Inc., 5.250%, 01/15/2030	285,529	0.1
722,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	709,888	0.1
		61,494,251	13.2
	Energy: 15.7%
2,385,000 (1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	2,307,726	0.5
1,000,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	884,930	0.2
1,250,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,158,652	0.3
1,500,000 (1)(2)	Antero Resources Corp., 5.375%, 03/01/2030	1,351,942	0.3
263,000 (1)	Antero Resources Corp., 7.625%, 02/01/2029	263,085	0.1
1,125,000	Apache Corp., 5.100%, 09/01/2040	910,755	0.2
890,000	Apache Corp., 5.250%, 02/01/2042	726,915	0.2
1,750,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,541,820	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
650,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	$583,307	0.1
1,700,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,516,060	0.3
1,700,000 (1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,436,185	0.3
1,450,000 (1)	Baytex Energy Corp., 8.750%, 04/01/2027	1,460,846	0.3
1,950,000 (1)	Chesapeake Energy Corp., 6.750%, 04/15/2029	1,873,414	0.4
1,625,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	1,551,680	0.3
1,350,000 (1)	CNX Midstream Partners LP, 4.750%, 04/15/2030	1,061,829	0.2
1,800,000 (1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	1,610,847	0.3
1,900,000 (1)	Comstock Resources, Inc., 5.875%, 01/15/2030	1,659,336	0.4
2,225,000 (1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	2,004,124	0.4
2,200,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	1,971,992	0.4
600,000	DCP Midstream Operating L.P., 5.375%, 07/15/2025	583,545	0.1
1,240,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,171,963	0.3
1,195,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	1,052,341	0.2
700,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	593,015	0.1
1,275,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	1,053,488	0.2
1,625,000 (1)(2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,534,813	0.3
1,650,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,525,409	0.3
2,625,000 (2)	EnLink Midstream LLC, 5.375%, 06/01/2029	2,407,519	0.5
1,675,000 (1)(2)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,586,141	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
675,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	$578,381	0.1
294,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	272,219	0.1
1,100,000 (1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	890,599	0.2
1,000,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	876,950	0.2
445,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	382,591	0.1
900,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	788,675	0.2
1,250,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	1,099,693	0.2
1,025,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	891,890	0.2
1,825,000 (1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	1,628,761	0.4
2,070,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,899,771	0.4
2,475,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	2,162,692	0.5
1,250,000 (2)	Murphy Oil Corp., 5.875%, 12/01/2027	1,171,000	0.3
1,600,000	Murphy Oil Corp., 6.375%, 07/15/2028	1,514,312	0.3
1,525,000 (1)	Nabors Industries Ltd., 7.500%, 01/15/2028	1,247,809	0.3
700,000	Nabors Industries, Inc., 5.100%, 09/15/2023	691,240	0.2
600,000 (1)	Nabors Industries, Inc., 7.375%, 05/15/2027	555,000	0.1
1,000,000	Occidental Petroleum Corp., 4.625%, 06/15/2045	830,280	0.2
1,975,000	Occidental Petroleum Corp., 5.500%, 12/01/2025	1,987,294	0.4
2,975,000 (2)	Occidental Petroleum Corp., 6.625%, 09/01/2030	3,026,750	0.7
1,275,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	1,367,393	0.3
1,750,000 (1)	Strathcona Resources Ltd., 6.875%, 08/01/2026	1,487,059	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,675,000 (1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	$1,295,286	0.3
575,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	478,021	0.1
1,450,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,187,492	0.3
750,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	641,858	0.1
975,000 (1)(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	959,400	0.2
1,225,000 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	1,123,245	0.2
950,000 (1)	Transocean, Inc., 7.500%, 01/15/2026	704,834	0.2
2,075,000 (1)	Weatherford International Ltd., 8.625%, 04/30/2030	1,811,784	0.4
2,125,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	1,746,159	0.4
		72,682,117	15.7
	Financial: 6.8%
1,125,000	Ally Financial, Inc., 5.750%, 11/20/2025	1,092,339	0.2
1,400,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,174,420	0.2
1,750,000 (1)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,362,357	0.3
1,850,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,460,714	0.3
1,400,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,223,782	0.3
1,925,000 (1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,789,807	0.4
675,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	482,245	0.1
850,000 (1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	636,352	0.1
1,225,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,014,517	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,850,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	$1,388,055	0.3
675,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	517,907	0.1
1,350,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,155,749	0.2
1,260,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	1,015,604	0.2
1,440,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,246,810	0.3
1,800,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,307,565	0.3
1,800,000	Navient Corp., 4.875%, 03/15/2028	1,378,612	0.3
975,000 (2)	Navient Corp., 5.000%, 03/15/2027	798,785	0.2
375,000	Navient Corp., 7.250%, 09/25/2023	374,053	0.1
950,000	OneMain Finance Corp., 4.000%, 09/15/2030	668,149	0.1
2,350,000 (2)	OneMain Finance Corp., 5.375%, 11/15/2029	1,825,069	0.4
1,625,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	1,319,853	0.3
675,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 04/15/2030	459,537	0.1
1,760,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	1,271,688	0.3
1,525,000 (1)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	1,197,996	0.3
2,200,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,747,642	0.4
750,000 (1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	477,623	0.1
1,250,000 (1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	840,417	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,400,000 (1)(2)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	$1,147,965	0.2
1,525,000 (1)	XHR L.P., 4.875%, 06/01/2029	1,260,443	0.3
		31,636,055	6.8
	Industrial: 8.2%
1,975,000 (1)(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500)%, 06/30/2027	1,356,292	0.3
1,675,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,513,723	0.3
1,350,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,149,505	0.2
2,100,000 (1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,812,237	0.4
2,225,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	1,886,811	0.4
1,900,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,522,688	0.3
1,750,000 (1)(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,462,116	0.3
875,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	731,220	0.2
650,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	482,219	0.1
800,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	609,792	0.1
1,625,000 (1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	1,218,457	0.3
1,600,000 (1)(2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,288,287	0.3
1,400,000 (1)(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,322,360	0.3
1,875,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	1,586,287	0.3
900,000 (1)(3)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000)%, 01/15/2026	727,276	0.2
1,700,000 (1)	Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC, 6.000%, 09/15/2028	1,356,243	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,300,000 (1)	Koppers, Inc., 6.000%, 02/15/2025	$1,165,860	0.2
1,975,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,669,644	0.4
2,100,000 (1)	PGT Innovations, Inc., 4.375%, 10/01/2029	1,726,549	0.4
1,300,000 (1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	1,098,162	0.2
1,575,000 (1)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,371,605	0.3
1,825,000 (1)(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,441,422	0.3
1,775,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,252,085	0.3
1,025,000 (1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	786,595	0.2
1,625,000 (1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,590,420	0.3
1,200,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,057,494	0.2
1,125,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,079,835	0.2
1,050,000 (2)	TransDigm, Inc., 4.625%, 01/15/2029	847,891	0.2
775,000	TransDigm, Inc., 5.500%, 11/15/2027	675,773	0.1
1,250,000	TransDigm, Inc., 6.375%, 06/15/2026	1,182,447	0.3
1,500,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,214,368	0.3
		38,185,663	8.2
	Technology: 2.8%
650,000 (1)	Castle US Holding Corp., 9.500%, 02/15/2028	482,449	0.1
1,850,000 (1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	1,516,019	0.3
1,425,000 (1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	1,212,321	0.3
875,000 (1)	Entegris Escrow Corp., 6.950%, 06/15/2030	800,572	0.2
2,475,000 (1)	NCR Corp., 5.125%, 04/15/2029	1,861,299	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
725,000 (1)	Open Text Corp., 3.875%, 12/01/2029	$559,504	0.1
1,425,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,140,428	0.2
1,575,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	1,261,693	0.3
1,700,000 (1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	802,188	0.2
750,000	Seagate HDD Cayman, 4.091%, 06/01/2029	603,184	0.1
1,675,000 (1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,285,228	0.3
1,675,000 (1)	Virtusa Corp., 7.125%, 12/15/2028	1,250,639	0.3
		12,775,524	2.8
	Utilities: 1.0%
325,000 (1)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	252,519	0.0
1,350,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,204,086	0.3
1,550,000 (1)	Drax Finco PLC, 6.625%, 11/01/2025	1,495,587	0.3
650,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	603,749	0.1
1,400,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,313,599	0.3
		4,869,540	1.0
	Total Corporate Bonds/Notes (Cost $510,167,911)	426,070,121	91.7
BANK LOANS: 1.3%
	Electronics/Electrical: 0.7%
3,600,000	AP Core Holdings II, LLC High-Yield Term Loan B2, 8.615%, (US0001M + 5.500)%, 09/01/2027	3,364,877	0.7

	Lodging & Casinos: 0.3%
1,200,000	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 4.834%, (US0001M + 1.750)%, 06/22/2026	1,167,000	0.3

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology: 0.3%
1,729,484	Ascend Learning LLC TL B 1L, 8.383%, (US0001M + 5.750)%, 12/10/2029	$1,600,854	0.3
	Total Bank Loans (Cost $6,454,292)	6,132,731	1.3
CONVERTIBLE BONDS/NOTES: 0.1%
	Communications: 0.1%
525,000	DISH Network Corp., 3.375%, 08/15/2026	362,512	0.1
	Total Convertible Bonds/Notes (Cost $521,800)	362,512	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.5%
	Consumer Staples: 0.5%
96,000 (5)(6)	Southeastern Grocers, Inc.	2,064,000	0.5
	Total Common Stock (Cost $676,787)	2,064,000	0.5
	Total Long-Term Investments (Cost $517,820,790)	434,629,364	93.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.9%
	Commercial Paper: 3.9%
3,000,000	Agilent Technologies, Inc., 3.380%, 10/06/2022	2,998,335	0.6
3,250,000	Consolidated Edison Co., 3.600%, 11/04/2022	3,238,815	0.7
9,100,000	Duke Energy Corp., 3.350%, 10/03/2022	9,097,497	2.0
3,000,000	Mondelez International, Inc., 3.420%, 10/18/2022	2,994,943	0.6
	Total Commercial Paper (Cost $18,331,328)	18,329,590	3.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 6.5%
8,003,178 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $8,005,184, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,163,242, due 11/01/22-08/20/72)	$8,003,178	1.7
4,026,305 (7)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $4,027,318, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $4,107,886, due 10/15/22-08/15/52)	4,026,305	0.9
7,302,219 (7)	Citigroup, Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $7,304,050, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-5.375%, Market Value plus accrued interest $7,448,264, due 02/15/24-03/20/52)	7,302,219	1.6
2,399,475 (7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $2,400,082, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $2,448,093, due 11/01/22-08/20/72)	2,399,475	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
8,504,383 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $8,506,508, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $8,674,471, due 08/15/25-08/20/52)	$8,504,383	1.8
	Total Repurchase Agreements (Cost $30,235,560)	30,235,560	6.5

	Time Deposits: 1.4%
850,000 (7)	Barclays Bank PLC, 3.100%, 10/03/2022	850,000	0.2
700,000 (7)	Canadian Imperial Bank of Commerce, 3.000%, 10/03/2022	700,000	0.1
770,000 (7)	Credit Agricole, 3.100%, 10/03/2022	770,000	0.2
760,000 (7)	Landesbank Baden-Wurttemberg, 3.100%, 10/03/2022	760,000	0.2
760,000 (7)	Mizuho Bank Ltd., 0.031%, 10/03/2022	760,000	0.2
880,000 (7)	Royal Bank of Canada, 3.100%, 10/03/2022	880,000	0.2
880,000 (7)	Skandinaviska Enskilda Banken AB, 3.100%, 10/03/2022	880,000	0.2
700,000 (7)	Societe Generale, 3.100%, 10/03/2022	700,000	0.1
	Total Time Deposits (Cost $6,300,000)	6,300,000	1.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya High Yield Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.1%
4,932,000 (8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930% (Cost $4,932,000)	$4,932,000	1.1
	Total Short-Term Investments (Cost $59,798,888)	59,797,150	12.9
	Total Investments in Securities (Cost $577,619,678)	$494,426,514	106.5
	Liabilities in Excess of Other Assets	(29,997,422)	(6.5)
	Net Assets	$464,429,092	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(4)
Variable rate security. Rate shown is the rate in effect as of September 30, 2022.

(5)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)
Non-income producing security.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of September 30, 2022.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$—	$—	$2,064,000	$2,064,000
Total Common Stock	—	—	2,064,000	2,064,000
Corporate Bonds/Notes	—	426,070,121	—	426,070,121
Convertible Bonds/Notes	—	362,512	—	362,512
Bank Loans	—	6,132,731	—	6,132,731
Short-Term Investments	4,932,000	54,865,150	—	59,797,150
Total Investments, at fair value	$4,932,000	$487,430,514	$2,064,000	$494,426,514

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $578,857,322.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,774,434
Gross Unrealized Depreciation	(86,205,242)
Net Unrealized Depreciation	$(84,430,808)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.3%
	Basic Materials: 0.9%
920,000	Albemarle Corp., 5.050%, 06/01/2032	$854,035	0.0
1,700,000 (1)	Alpek SAB de CV, 3.250%, 02/25/2031	1,259,973	0.0
1,725,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	1,419,554	0.0
1,377,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,332,788	0.0
671,000 (1)	Anglo American Capital PLC, 4.875%, 05/14/2025	659,431	0.0
1,220,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	1,155,894	0.0
3,545,000	Celanese US Holdings LLC, 1.400%, 08/05/2026	2,894,523	0.0
4,505,000	Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	3,929,143	0.1
1,440,000	Dow Chemical Co., 4.250%, 10/01/2034	1,222,282	0.0
3,883,000	Dow Chemical Co., 4.375%, 11/15/2042	3,064,724	0.1
1,144,000	Ecolab, Inc., 2.750%, 08/18/2055	710,612	0.0
1,815,000 (1)	Element Solutions, Inc., 3.875%, 09/01/2028	1,465,222	0.0
5,000,000 (1)	Equate Petrochemical BV, 2.625%, 04/28/2028	4,246,935	0.1
3,987,000 (2)	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	3,414,706	0.1
3,000,000 (1)(2)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	2,371,898	0.0
4,885,000 (1)	Ingevity Corp., 3.875%, 11/01/2028	4,045,464	0.1
4,087,000	Inversiones CMPC SA, 4.375%, 04/04/2027	3,707,236	0.1
3,682,000	Mosaic Co/The, 5.450%, 11/15/2033	3,473,849	0.1
4,325,000 (1)	Novelis Corp., 4.750%, 01/30/2030	3,557,442	0.1
2,129,000	Nucor Corp., 3.125%, 04/01/2032	1,741,203	0.0
2,436,000	Nucor Corp., 4.300%, 05/23/2027	2,335,707	0.0
1,325,000 (1)	OCP SA, 3.750%, 06/23/2031	1,009,912	0.0
3,190,000 (2)	Olin Corp., 5.000%, 02/01/2030	2,651,847	0.0
2,100,000 (1)	POSCO, 4.500%, 08/04/2027	1,993,114	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
3,000,000	PPG Industries, Inc., 1.200%, 03/15/2026	$2,621,507	0.0
755,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	490,820	0.0
934,000	RPM International, Inc., 2.950%, 01/15/2032	720,533	0.0
3,189,000 (2)	Steel Dynamics, Inc., 1.650%, 10/15/2027	2,612,872	0.0
2,139,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	1,980,027	0.0
2,425,000	Suzano Austria GmbH, 3.750%, 01/15/2031	1,903,589	0.0
4,825,000 (2)	Suzano Austria GmbH, 6.000%, 01/15/2029	4,506,618	0.1
2,133,000	Teck Resources Ltd., 5.400%, 02/01/2043	1,734,551	0.0
1,424,000	Teck Resources Ltd., 6.000%, 08/15/2040	1,259,099	0.0
		72,347,110	0.9
	Communications: 2.3%
3,777,000	Amazon.com, Inc., 2.100%, 05/12/2031	3,069,240	0.0
4,500,000	Amazon.com, Inc., 2.875%, 05/12/2041	3,298,571	0.1
4,410,000 (2)	Amazon.com, Inc., 3.600%, 04/13/2032	4,014,290	0.1
1,714,000	Amazon.com, Inc., 3.950%, 04/13/2052	1,409,777	0.0
2,866,000	Amazon.com, Inc., 4.100%, 04/13/2062	2,295,268	0.0
5,300,000 (1)(2)	ANGI Group LLC, 3.875%, 08/15/2028	3,748,571	0.1
3,596,000	AT&T, Inc., 2.550%, 12/01/2033	2,665,744	0.0
1,750,000	AT&T, Inc., 3.500%, 06/01/2041	1,264,147	0.0
2,078,000	AT&T, Inc., 3.550%, 09/15/2055	1,369,297	0.0
6,752,000	AT&T, Inc., 3.650%, 09/15/2059	4,388,718	0.1
1,906,000	AT&T, Inc., 3.800%, 12/01/2057	1,291,538	0.0
1,528,000	AT&T, Inc., 4.500%, 05/15/2035	1,326,492	0.0
2,314,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	1,814,594	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
3,235,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	$2,059,999	0.0
2,815,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	1,650,646	0.0
1,571,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	976,355	0.0
2,406,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	1,741,867	0.0
4,396,000	Comcast Corp., 2.650%, 02/01/2030	3,689,873	0.1
3,830,000	Comcast Corp., 2.887%, 11/01/2051	2,404,826	0.0
5,558,000	Comcast Corp., 3.900%, 03/01/2038	4,544,400	0.1
1,605,000	Comcast Corp., 3.999%, 11/01/2049	1,233,135	0.0
4,070,000	Comcast Corp., 4.000%, 03/01/2048	3,141,027	0.0
1,750,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	1,323,586	0.0
1,366,000	Corning, Inc., 5.450%, 11/15/2079	1,121,513	0.0
5,200,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	3,705,520	0.1
3,935,000	Discovery Communications LLC, 4.000%, 09/15/2055	2,328,670	0.0
1,022,000	Discovery Communications LLC, 5.300%, 05/15/2049	764,920	0.0
4,655,000	DISH DBS Corp., 5.125%, 06/01/2029	2,742,261	0.0
4,420,000 (1)	GCI LLC, 4.750%, 10/15/2028	3,678,633	0.1
4,245,000 (1)(2)	Gray Television, Inc., 7.000%, 05/15/2027	4,002,228	0.1
2,528,000 (1)	Meta Platforms, Inc., 3.500%, 08/15/2027	2,366,521	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
7,636,000 (1)	Meta Platforms, Inc., 3.850%, 08/15/2032	$6,720,045	0.1
5,207,000 (1)	Meta Platforms, Inc., 4.450%, 08/15/2052	4,258,156	0.1
7,278,000 (1)	Meta Platforms, Inc., 4.650%, 08/15/2062	5,880,861	0.1
2,000,000 (1)(2)	Millicom International Cellular SA, 4.500%, 04/27/2031	1,430,440	0.0
2,160,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	1,886,744	0.0
4,080,000 (1)(2)	NBN Co. Ltd., 1.625%, 01/08/2027	3,513,489	0.1
2,233,000	Paramount Global, 4.375%, 03/15/2043	1,492,677	0.0
1,498,000	Paramount Global, 4.950%, 05/19/2050	1,068,221	0.0
608,000	Paramount Global, 5.250%, 04/01/2044	456,162	0.0
1,441,000 (1)	Rogers Communications, Inc., 3.800%, 03/15/2032	1,247,318	0.0
1,637,000 (1)	Rogers Communications, Inc., 4.550%, 03/15/2052	1,308,944	0.0
5,140,000 (1)(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	4,261,177	0.1
4,305,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	3,881,377	0.1
4,980,000	Telecom Italia Capital SA, 7.721%, 06/04/2038	3,983,577	0.1
2,350,000	Time Warner Cable LLC, 5.500%, 09/01/2041	1,849,938	0.0
2,829,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,335,440	0.0
2,569,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,135,920	0.0
889,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	796,704	0.0
1,948,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	1,612,330	0.0
2,805,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	2,361,586	0.0
3,195,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	2,952,693	0.0
5,747,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	5,101,193	0.1
1,048,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	856,005	0.0
776,000	T-Mobile USA, Inc., 5.650%, 01/15/2053	734,896	0.0
5,080,000	Verizon Communications, Inc., 2.100%, 03/22/2028	4,290,782	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
5,528,000	Verizon Communications, Inc., 2.355%, 03/15/2032	$4,244,481	0.1
1,227,000	Verizon Communications, Inc., 2.987%, 10/30/2056	732,737	0.0
2,312,000	Verizon Communications, Inc., 3.400%, 03/22/2041	1,693,580	0.0
243,000	Verizon Communications, Inc., 3.550%, 03/22/2051	171,406	0.0
4,474,000	Verizon Communications, Inc., 3.700%, 03/22/2061	3,046,609	0.0
3,610,000	Verizon Communications, Inc., 3.850%, 11/01/2042	2,775,816	0.0
936,000	Verizon Communications, Inc., 4.000%, 03/22/2050	717,491	0.0
895,000	Verizon Communications, Inc., 4.400%, 11/01/2034	789,700	0.0
1,938,000	Verizon Communications, Inc., 4.500%, 08/10/2033	1,749,570	0.0
600,000	Verizon Communications, Inc., 4.750%, 11/01/2041	520,715	0.0
6,432,000	Verizon Communications, Inc., 4.812%, 03/15/2039	5,674,369	0.1
4,585,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	3,823,936	0.1
3,725,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	2,882,930	0.0
4,218,000	Vodafone Group PLC, 4.375%, 02/19/2043	3,237,394	0.1
1,589,000 (2)	Vodafone Group PLC, 5.125%, 06/19/2059	1,293,135	0.0
4,860,000 (1)(2)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	3,911,620	0.1
		179,114,391	2.3
	Consumer, Cyclical: 2.4%
595,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	469,979	0.0
271,518 (1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	256,847	0.0
5,015,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	3,854,228	0.1
6,212,271	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	5,054,660	0.1
464,395	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	417,143	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
5,222,690	American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	$4,091,146	0.1
1,081,836	American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	817,420	0.0
3,815,364	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	3,326,094	0.0
2,434,675 (2)	American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	1,897,983	0.0
1,179,184	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,031,128	0.0
4,900,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	3,834,678	0.1
9,505,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	7,847,566	0.1
8,250,000 (1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	6,694,732	0.1
6,165,000 (2)	Dana, Inc., 5.625%, 06/15/2028	5,099,663	0.1
1,235,532	Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,115,482	0.0
4,202,098	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	3,527,053	0.0
1,300,884 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,213,365	0.0
1,668,000	Dollar General Corp., 5.000%, 11/01/2032	1,606,535	0.0
1,920,000 (1)	Falabella SA, 3.375%, 01/15/2032	1,436,794	0.0
1,650,000 (2)	Falabella SA, 3.750%, 10/30/2027	1,490,462	0.0
3,720,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,236,456	0.0
5,660,000 (1)(2)	Gap, Inc./The, 3.875%, 10/01/2031	3,610,862	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,333,000	General Motors Co., 6.125%, 10/01/2025	$2,336,115	0.0
5,150,000	General Motors Financial Co., Inc., 2.350%, 02/26/2027	4,376,773	0.1
1,732,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,607,657	0.0
5,401,000	General Motors Financial Co., Inc., 5.000%, 04/09/2027	5,126,357	0.1
4,965,000 (1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	3,907,976	0.1
10,905,000 (1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	9,374,102	0.1
1,948,000	Hasbro, Inc., 3.000%, 11/19/2024	1,869,779	0.0
1,802,000	Hasbro, Inc., 3.550%, 11/19/2026	1,672,779	0.0
1,353,000	Home Depot, Inc./The, 3.625%, 04/15/2052	1,024,172	0.0
3,516,000 (2)	Home Depot, Inc./The, 4.500%, 09/15/2032	3,364,179	0.0
4,729,000	Home Depot, Inc./The, 4.950%, 09/15/2052	4,454,656	0.1
2,194,000 (2)	Honda Motor Co. Ltd., 2.967%, 03/10/2032	1,843,501	0.0
4,925,000 (1)	InRetail Consumer, 3.250%, 03/22/2028	4,106,711	0.1
2,901,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	2,224,857	0.0
1,692,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	1,268,189	0.0
2,383,000	Lowe’s Cos, Inc., 5.000%, 04/15/2033	2,253,245	0.0
4,121,100 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	4,041,315	0.1
4,165,000 (1)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	3,379,853	0.0
5,245,000 (1)	Sonic Automotive, Inc., 4.875%, 11/15/2031	3,981,584	0.1
1,765,000 (2)	Target Corp., 2.950%, 01/15/2052	1,192,012	0.0
3,812,000	Target Corp., 4.500%, 09/15/2032	3,637,758	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
4,610,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	$3,640,813	0.1
1,503,000	Toyota Motor Credit Corp., 1.900%, 01/13/2027	1,326,843	0.0
3,656,000 (2)	Toyota Motor Credit Corp., 4.450%, 06/29/2029	3,532,678	0.0
5,032,000	Toyota Motor Credit Corp., 4.550%, 09/20/2027	4,918,926	0.1
1,266,133	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,199,257	0.0
1,577,632	United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	1,444,799	0.0
2,880,818	United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	2,230,009	0.0
7,083,154	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	6,138,656	0.1
1,799,017	United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	1,452,042	0.0
2,450,926	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	2,367,883	0.0
5,528,404	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	5,359,605	0.1
556,391	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	503,623	0.0
4,037,000 (2)	Walmart, Inc., 4.150%, 09/09/2032	3,871,311	0.1
2,516,000	Walmart, Inc., 4.500%, 09/09/2052	2,364,314	0.0
9,092,000 (1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	8,145,962	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,362,000 (1)	Warnermedia Holdings, Inc., 4.279%, 03/15/2032	$1,122,245	0.0
1,452,000 (1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	1,088,993	0.0
4,067,000 (1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	2,963,736	0.0
4,945,000 (1)(2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	3,779,810	0.1
		186,425,351	2.4
	Consumer, Non-cyclical: 4.9%
2,740,000	AbbVie, Inc., 2.300%, 11/21/2022	2,733,546	0.0
3,670,000	AbbVie, Inc., 2.600%, 11/21/2024	3,495,198	0.1
3,442,000	AbbVie, Inc., 2.900%, 11/06/2022	3,436,112	0.1
1,609,000	AbbVie, Inc., 4.050%, 11/21/2039	1,298,855	0.0
7,016,000	AbbVie, Inc., 4.300%, 05/14/2036	6,100,894	0.1
4,325,000	AbbVie, Inc., 4.400%, 11/06/2042	3,601,057	0.1
5,481,000	AbbVie, Inc., 4.500%, 05/14/2035	4,887,861	0.1
1,059,000	AbbVie, Inc., 4.550%, 03/15/2035	951,588	0.0
2,298,000	AbbVie, Inc., 4.625%, 10/01/2042	1,956,188	0.0
4,825,000 (1)	ADT Security Corp./The, 4.125%, 08/01/2029	4,014,979	0.1
6,638,000	Aetna, Inc., 4.500%, 05/15/2042	5,479,848	0.1
2,339,000	Aetna, Inc., 6.625%, 06/15/2036	2,390,567	0.0
4,915,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	3,972,131	0.1
3,933,000	Altria Group, Inc., 2.450%, 02/04/2032	2,781,594	0.0
3,100,000	Altria Group, Inc., 3.700%, 02/04/2051	1,877,335	0.0
533,000	Altria Group, Inc., 4.800%, 02/14/2029	492,578	0.0
1,325,000	Altria Group, Inc., 5.800%, 02/14/2039	1,160,188	0.0
827,000	Altria Group, Inc., 5.950%, 02/14/2049	687,026	0.0
1,769,000	Amgen, Inc., 4.875%, 03/01/2053	1,558,918	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
7,238,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	$6,531,379	0.1
10,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	8,714,335	0.1
2,495,000	Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	1,937,789	0.0
4,324,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	4,132,274	0.1
11,102,000	BAT Capital Corp., 2.259%, 03/25/2028	8,847,723	0.1
1,647,000	BAT Capital Corp., 2.726%, 03/25/2031	1,228,147	0.0
1,005,000	BAT Capital Corp., 3.557%, 08/15/2027	883,903	0.0
2,393,000	BAT Capital Corp., 3.734%, 09/25/2040	1,537,383	0.0
3,359,000	BAT Capital Corp., 4.390%, 08/15/2037	2,401,307	0.0
5,731,000	BAT International Finance PLC, 4.448%, 03/16/2028	5,117,143	0.1
2,491,000 (2)	Baxter International, Inc., 1.915%, 02/01/2027	2,170,936	0.0
4,955,000	Baxter International, Inc., 2.272%, 12/01/2028	4,096,067	0.1
1,606,000	Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	1,459,929	0.0
7,578,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	5,828,206	0.1
3,421,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	2,999,724	0.0
2,183,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	1,771,530	0.0
4,432,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	3,470,642	0.1
1,788,000 (1)	Cargill, Inc., 3.125%, 05/25/2051	1,232,830	0.0
1,818,000 (1)	Cargill, Inc., 4.375%, 04/22/2052	1,566,632	0.0
3,190,000	Centene Corp., 4.625%, 12/15/2029	2,874,015	0.0
4,245,000 (2)	Central Garden & Pet Co., 4.125%, 10/15/2030	3,387,765	0.1
3,471,000	Cigna Corp., 3.250%, 04/15/2025	3,318,450	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,781,000	Cigna Corp., 3.400%, 03/15/2050	$1,886,283	0.0
7,297,000	Cigna Corp., 4.800%, 08/15/2038	6,485,338	0.1
3,367,000	Cigna Corp., 4.900%, 12/15/2048	2,915,728	0.0
3,443,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	3,175,525	0.1
4,486,000 (1)	CSL Finance PLC, 4.250%, 04/27/2032	4,112,111	0.1
2,005,000 (1)	CSL Finance PLC, 4.625%, 04/27/2042	1,756,844	0.0
3,345,000 (1)	CSL Finance PLC, 4.750%, 04/27/2052	2,901,574	0.0
1,398,000 (1)	CSL Finance PLC, 4.950%, 04/27/2062	1,218,589	0.0
4,475,000	CVS Health Corp., 2.700%, 08/21/2040	2,947,945	0.0
2,465,000	CVS Health Corp., 3.875%, 07/20/2025	2,392,470	0.0
3,492,000	CVS Health Corp., 4.125%, 04/01/2040	2,787,461	0.0
2,326,000	CVS Health Corp., 4.780%, 03/25/2038	2,043,723	0.0
1,869,000	CVS Health Corp., 5.050%, 03/25/2048	1,650,334	0.0
786,000	CVS Health Corp., 5.125%, 07/20/2045	690,028	0.0
7,379,000 (1)	Danone SA, 2.947%, 11/02/2026	6,759,544	0.1
4,395,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	3,411,421	0.1
4,189,000 (1)(2)	Element Fleet Management Corp., 3.850%, 06/15/2025	3,969,382	0.1
786,000	Elevance Health, Inc., 2.550%, 03/15/2031	634,966	0.0
1,704,000	Elevance Health, Inc., 4.100%, 05/15/2032	1,541,918	0.0
3,720,000 (1)(2)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	3,112,543	0.1
4,928,000	Global Payments, Inc., 1.200%, 03/01/2026	4,246,640	0.1
11,343,000	Global Payments, Inc., 2.650%, 02/15/2025	10,612,992	0.1
1,760,000	Global Payments, Inc., 5.950%, 08/15/2052	1,555,346	0.0
1,917,000 (1)	GSK Consumer Healthcare Capital US LLC, 3.375%, 03/24/2029	1,673,937	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,843,000	GXO Logistics, Inc., 1.650%, 07/15/2026	$1,507,733	0.0
2,218,000	HCA, Inc., 2.375%, 07/15/2031	1,644,107	0.0
2,570,000 (1)(2)	HCA, Inc., 3.125%, 03/15/2027	2,278,775	0.0
1,245,000	HCA, Inc., 3.500%, 09/01/2030	1,030,729	0.0
1,504,000 (1)	HCA, Inc., 3.625%, 03/15/2032	1,218,880	0.0
8,542,000	HCA, Inc., 4.125%, 06/15/2029	7,502,628	0.1
3,544,000 (1)	HCA, Inc., 4.375%, 03/15/2042	2,656,129	0.0
3,076,000	HCA, Inc., 4.500%, 02/15/2027	2,875,817	0.0
1,449,000	HCA, Inc., 5.250%, 04/15/2025	1,420,948	0.0
1,188,000	HCA, Inc., 5.500%, 06/15/2047	1,007,055	0.0
2,509,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,284,555	0.0
3,305,000	Humana, Inc., 1.350%, 02/03/2027	2,787,822	0.0
1,381,000 (2)	Humana, Inc., 2.150%, 02/03/2032	1,051,462	0.0
626,000	Humana, Inc., 3.125%, 08/15/2029	542,470	0.0
4,873,000	Humana, Inc., 4.500%, 04/01/2025	4,808,805	0.1
3,259,000	Johnson & Johnson, 3.625%, 03/03/2037	2,822,980	0.0
1,506,000	Johnson & Johnson, 3.700%, 03/01/2046	1,235,177	0.0
2,556,000	Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	2,246,350	0.0
3,115,000	Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	2,463,248	0.0
4,490,000	Kraft Heinz Foods Co., 4.625%, 10/01/2039	3,726,466	0.1
3,255,000	Kraft Heinz Foods Co., 6.875%, 01/26/2039	3,361,279	0.1
4,455,000 (1)	Lamb Weston Holdings, Inc., 4.375%, 01/31/2032	3,688,985	0.1
2,495,000 (1)	Mars, Inc., 3.875%, 04/01/2039	2,063,130	0.0
4,730,000	McKesson Corp., 1.300%, 08/15/2026	4,089,344	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
4,875,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	$3,916,307	0.1
1,858,000	Merck & Co., Inc., 2.750%, 12/10/2051	1,215,833	0.0
1,920,000	Merck & Co., Inc., 2.900%, 12/10/2061	1,208,972	0.0
3,084,000	Mylan, Inc., 5.200%, 04/15/2048	2,128,324	0.0
2,260,000 (1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	1,907,844	0.0
3,573,000 (1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	3,470,799	0.1
2,578,000 (1)(2)	Nestle Holdings, Inc., 4.300%, 10/01/2032	2,454,643	0.0
3,241,000 (1)	Nestle Holdings, Inc., 4.700%, 01/15/2053	3,031,497	0.1
4,875,000 (1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	4,179,021	0.1
2,018,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	1,728,019	0.0
2,135,000 (2)	PayPal Holdings, Inc., 4.400%, 06/01/2032	1,991,910	0.0
5,630,000 (2)	PayPal Holdings, Inc., 5.050%, 06/01/2052	5,032,471	0.1
4,271,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	3,825,495	0.1
6,748,000	PepsiCo, Inc., 3.900%, 07/18/2032	6,247,381	0.1
712,000	PerkinElmer, Inc., 1.900%, 09/15/2028	572,751	0.0
734,000	PerkinElmer, Inc., 3.300%, 09/15/2029	618,634	0.0
2,416,000 (1)	Pilgrim’s Pride Corp., 3.500%, 03/01/2032	1,824,563	0.0
4,404,000 (1)	Pilgrim’s Pride Corp., 4.250%, 04/15/2031	3,524,455	0.1
4,410,000 (1)	Post Holdings, Inc., 5.500%, 12/15/2029	3,819,158	0.1
4,845,000 (1)	Prestige Brands, Inc., 3.750%, 04/01/2031	3,769,192	0.1
4,880,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	3,976,667	0.1
2,585,000	Reynolds American, Inc., 5.700%, 08/15/2035	2,190,769	0.0
3,028,000	Reynolds American, Inc., 5.850%, 08/15/2045	2,382,452	0.0
818,000	Reynolds American, Inc., 6.150%, 09/15/2043	684,756	0.0
2,515,000 (1)	Roche Holdings, Inc., 2.607%, 12/13/2051	1,647,996	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,626,000	Royalty Pharma PLC, 1.200%, 09/02/2025	$1,438,956	0.0
2,055,000	Royalty Pharma PLC, 1.750%, 09/02/2027	1,701,271	0.0
2,010,000	Royalty Pharma PLC, 2.200%, 09/02/2030	1,534,057	0.0
4,011,000	Royalty Pharma PLC, 3.550%, 09/02/2050	2,509,513	0.0
1,749,000 (2)	S&P Global, Inc., 1.250%, 08/15/2030	1,311,005	0.0
5,049,000 (1)	S&P Global, Inc., 2.700%, 03/01/2029	4,372,861	0.1
6,563,000 (1)	S&P Global, Inc., 2.900%, 03/01/2032	5,487,263	0.1
5,273,000 (1)(2)	S&P Global, Inc., 3.700%, 03/01/2052	3,999,784	0.1
4,625,000 (1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	3,836,183	0.1
2,461,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	2,091,587	0.0
1,814,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	1,330,886	0.0
1,470,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	1,032,872	0.0
748,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	545,136	0.0
2,117,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,668,662	0.0
1,590,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	1,225,850	0.0
2,627,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	2,442,375	0.0
1,320,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	1,183,576	0.0
3,434,000 (2)	Viatris, Inc., 2.700%, 06/22/2030	2,555,828	0.0
10,763,000	Viatris, Inc., 3.850%, 06/22/2040	6,730,359	0.1
3,010,000	Viatris, Inc., 4.000%, 06/22/2050	1,808,155	0.0
3,086,000 (1)	Viterra Finance BV, 2.000%, 04/21/2026	2,625,324	0.0
		381,963,500	4.9
	Energy: 2.9%
1,971,000 (1)	Aker BP ASA, 2.000%, 07/15/2026	1,702,452	0.0
3,275,000 (1)(2)	Antero Resources Corp., 5.375%, 03/01/2030	2,951,741	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
9,210,000	Apache Corp., 5.100%, 09/01/2040	$7,456,048	0.1
1,924,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	1,693,620	0.0
2,305,000 (2)	BP Capital Markets America, Inc., 1.749%, 08/10/2030	1,794,984	0.0
3,175,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	2,740,422	0.0
1,220,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	1,233,443	0.0
2,032,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	1,745,537	0.0
665,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	577,642	0.0
533,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	516,714	0.0
2,765,000	Continental Resources, Inc./OK, 4.900%, 06/01/2044	1,978,363	0.0
5,032,000 (1)	Coterra Energy, Inc., 3.900%, 05/15/2027	4,670,382	0.1
8,985,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	8,150,698	0.1
1,365,000 (2)	Diamondback Energy, Inc., 3.125%, 03/24/2031	1,109,226	0.0
4,649,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	4,018,983	0.1
8,250,000	Ecopetrol SA, 6.875%, 04/29/2030	6,947,839	0.1
3,450,000 (1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	2,761,694	0.0
7,100,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	6,387,192	0.1
400,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	359,842	0.0
5,373,000 (3)	Enbridge, Inc., 5.750%, 07/15/2080	4,740,329	0.1
3,241,000 (2)(3)	Enbridge, Inc., 7.375%, 01/15/2083	3,129,669	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
3,241,000 (3)	Enbridge, Inc., 7.625%, 01/15/2083	$3,134,604	0.1
325,000	Energy Transfer L.P., 4.250%, 04/01/2024	318,312	0.0
444,000	Energy Transfer L.P., 4.900%, 03/15/2035	373,905	0.0
4,946,000	Energy Transfer L.P., 5.300%, 04/01/2044	3,972,976	0.1
4,676,000	Energy Transfer L.P., 5.300%, 04/15/2047	3,742,955	0.1
1,003,000	Energy Transfer L.P., 5.350%, 05/15/2045	809,348	0.0
2,704,000	Energy Transfer L.P., 5.800%, 06/15/2038	2,374,377	0.0
1,263,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,252,677	0.0
1,122,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	777,019	0.0
2,292,000 (3)	Enterprise Products Operating LLC, 5.908%, 08/16/2077	2,096,034	0.0
2,642,000	Equinor ASA, 3.125%, 04/06/2030	2,320,162	0.0
792,710 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	653,401	0.0
982,610 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	749,842	0.0
3,450,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	1,707,750	0.0
3,250,000 (1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	1,608,750	0.0
9,050,000 (1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	4,298,750	0.1
9,800,000 (1)(3)(4)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	3,675,000	0.1
4,455,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	3,876,457	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,295,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	$1,274,460	0.0
2,519,000	Kinder Morgan, Inc., 5.450%, 08/01/2052	2,188,359	0.0
2,332,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	2,038,295	0.0
1,945,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	1,565,570	0.0
899,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	726,973	0.0
3,850,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	3,790,492	0.1
2,897,000	MPLX L.P., 1.750%, 03/01/2026	2,538,027	0.0
817,000	MPLX L.P., 2.650%, 08/15/2030	641,257	0.0
5,080,000	MPLX L.P., 4.000%, 03/15/2028	4,636,219	0.1
683,000	MPLX L.P., 4.700%, 04/15/2048	522,259	0.0
577,000	MPLX L.P., 4.950%, 09/01/2032	524,901	0.0
866,000	MPLX L.P., 5.200%, 03/01/2047	714,147	0.0
1,666,000	MPLX L.P., 5.200%, 12/01/2047	1,353,560	0.0
2,014,000	MPLX L.P., 5.500%, 02/15/2049	1,714,875	0.0
1,847,000 (1)	Northern Natural Gas Co., 3.400%, 10/16/2051	1,223,055	0.0
1,067,000	ONEOK Partners L.P., 6.125%, 02/01/2041	941,392	0.0
2,785,000	ONEOK Partners L.P., 6.200%, 09/15/2043	2,445,350	0.0
907,000	ONEOK, Inc., 3.100%, 03/15/2030	738,176	0.0
1,900,000	ONEOK, Inc., 5.850%, 01/15/2026	1,907,295	0.0
5,000,000 (1)	Pertamina Persero PT, 2.300%, 02/09/2031	3,797,267	0.1
750,000	Pertamina Persero PT, 5.625%, 05/20/2043	636,472	0.0
4,000,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	2,832,635	0.0
2,280,000	Petroleos del Peru SA, 4.750%, 06/19/2032	1,614,602	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
10,525,000	Petroleos Mexicanos, 5.950%, 01/28/2031	$7,125,583	0.1
6,103,000	Petroleos Mexicanos, 6.700%, 02/16/2032	4,291,324	0.1
1,425,000	Phillips 66, 0.900%, 02/15/2024	1,350,362	0.0
2,591,000	Phillips 66, 2.150%, 12/15/2030	2,000,225	0.0
5,770,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	4,814,340	0.1
2,556,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	2,146,000	0.0
3,468,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,341,242	0.1
4,825,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	3,549,800	0.1
510,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	389,144	0.0
950,000 (1)	Qatar Energy, 3.125%, 07/12/2041	695,066	0.0
2,025,000 (1)	Qatar Energy, 3.300%, 07/12/2051	1,442,651	0.0
5,250,000 (1)	Reliance Industries Ltd., 2.875%, 01/12/2032	4,120,083	0.1
5,250,000 (1)	Reliance Industries Ltd., 3.625%, 01/12/2052	3,300,549	0.1
1,438,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,313,818	0.0
4,352,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	4,180,763	0.1
2,136,000 (1)	Santos Finance Ltd., 3.649%, 04/29/2031	1,663,084	0.0
1,750,000 (1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	1,178,235	0.0
2,675,000 (1)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	2,623,874	0.0
3,835,000	Shell International Finance BV, 4.125%, 05/11/2035	3,370,922	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,316,000	Targa Resources Corp., 6.250%, 07/01/2052	$1,199,087	0.0
3,056,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	2,833,385	0.0
4,282,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	3,063,170	0.1
889,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	752,762	0.0
9,065,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	7,474,682	0.1
10,875,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	10,471,309	0.1
2,726,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	2,389,597	0.0
		225,855,834	2.9
	Financial: 10.6%
3,581,000 (1)(3)	ABN AMRO Bank NV, 2.470%, 12/13/2029	2,842,825	0.0
4,863,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	3,473,668	0.1
1,000,000 (3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	983,440	0.0
2,384,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	1,795,816	0.0
7,496,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.400%, 10/29/2033	5,449,526	0.1
696,000	Alleghany Corp., 3.250%, 08/15/2051	470,649	0.0
3,274,000	Alleghany Corp., 3.625%, 05/15/2030	2,921,924	0.0
123,000	Alleghany Corp., 4.900%, 09/15/2044	108,911	0.0
12,056,000 (3)	American Express Co., 4.420%, 08/03/2033	10,975,264	0.1
1,746,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	1,319,066	0.0
2,312,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	1,909,404	0.0
1,551,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	1,140,597	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,354,000	American International Group, Inc., 3.900%, 04/01/2026	$1,294,067	0.0
1,023,000	American International Group, Inc., 4.375%, 06/30/2050	821,838	0.0
2,537,000	American Tower Corp., 3.650%, 03/15/2027	2,323,255	0.0
2,634,000 (1)	Antares Holdings L.P., 2.750%, 01/15/2027	2,100,360	0.0
2,767,000 (1)	ASB Bank Ltd., 1.625%, 10/22/2026	2,401,662	0.0
2,045,000 (1)(3)	ASB Bank Ltd., 5.284%, 06/17/2032	1,924,321	0.0
4,433,000	Assurant, Inc., 3.700%, 02/22/2030	3,724,679	0.1
2,378,000 (1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	1,928,692	0.0
1,137,000 (1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	1,116,644	0.0
2,027,000 (1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	1,961,613	0.0
4,559,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	4,417,752	0.1
4,005,000 (1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	3,370,249	0.1
3,170,000 (1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	2,484,267	0.0
2,062,000 (1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	1,622,228	0.0
4,775,000 (1)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	4,286,868	0.1
6,600,000 (3)	Banco Bilbao Vizcaya Argentaria SA, 6.138%, 09/14/2028	6,378,834	0.1
3,750,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	2,756,528	0.0
2,000,000	Banco Nacional de Panama, 2.500%, 08/11/2030	1,470,148	0.0
4,200,000	Banco Santander SA, 2.746%, 05/28/2025	3,844,990	0.1
3,200,000 (3)	Banco Santander SA, 3.225%, 11/22/2032	2,247,480	0.0
3,707,000 (1)(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	3,288,035	0.0
3,975,000	Bank Hapoalim, 3.255%, 01/21/2032	3,299,083	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
5,462,000 (3)	Bank of America Corp., 1.197%, 10/24/2026	$4,770,037	0.1
8,000,000 (3)	Bank of America Corp., 1.530%, 12/06/2025	7,323,656	0.1
4,500,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	3,865,027	0.1
1,968,000 (3)	Bank of America Corp., 1.843%, 02/04/2025	1,871,444	0.0
1,601,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	1,194,850	0.0
1,672,000 (3)	Bank of America Corp., 1.922%, 10/24/2031	1,239,206	0.0
1,495,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	1,371,462	0.0
4,896,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	3,982,479	0.1
4,388,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	3,360,856	0.1
6,144,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	3,982,119	0.1
5,100,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	3,987,663	0.1
4,396,000 (3)	Bank of America Corp., 2.884%, 10/22/2030	3,609,612	0.1
3,188,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	2,690,440	0.0
2,300,000 (3)	Bank of America Corp., 3.550%, 03/05/2024	2,282,445	0.0
10,259,000 (3)	Bank of America Corp., 3.846%, 03/08/2037	8,290,620	0.1
1,718,000 (3)	Bank of America Corp., 3.970%, 03/05/2029	1,556,659	0.0
1,834,000 (3)	Bank of America Corp., 4.083%, 03/20/2051	1,387,097	0.0
4,495,000	Bank of America Corp., 4.250%, 10/22/2026	4,275,448	0.1
8,454,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	7,720,834	0.1
1,108,000 (3)	Bank of America Corp., 4.571%, 04/27/2033	993,909	0.0
16,697,000 (3)	Bank of America Corp., 5.015%, 07/22/2033	15,511,245	0.2
3,848,000 (3)	Bank of Montreal, 3.803%, 12/15/2032	3,341,638	0.1
3,441,000 (2)(3)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	3,154,342	0.0
2,618,000 (2)	Bank of Nova Scotia/The, 1.950%, 02/02/2027	2,279,409	0.0
11,239,000 (3)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	9,442,398	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
4,740,000 (3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	$4,243,340	0.1
11,500,000 (1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	10,809,554	0.1
1,547,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	996,964	0.0
2,362,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	1,909,241	0.0
1,994,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	1,479,275	0.0
4,506,000 (1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	2,714,795	0.0
3,127,000 (1)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	2,010,172	0.0
2,233,000	Blackstone Private Credit Fund, 4.000%, 01/15/2029	1,790,958	0.0
4,499,000 (1)	BNP Paribas SA, 3.375%, 01/09/2025	4,284,036	0.1
731,000	Boston Properties L.P., 3.250%, 01/30/2031	595,937	0.0
3,356,000 (1)(3)	BPCE SA, 2.277%, 01/20/2032	2,424,141	0.0
6,155,000 (1)	BPCE SA, 2.700%, 10/01/2029	5,104,585	0.1
2,094,000 (1)	BPCE SA, 5.150%, 07/21/2024	2,043,299	0.0
7,020,000 (1)	BPCE SA, 5.700%, 10/22/2023	6,944,384	0.1
3,280,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	2,789,345	0.0
2,551,000 (3)	Capital One Financial Corp., 3.273%, 03/01/2030	2,136,182	0.0
2,572,000 (3)	Capital One Financial Corp., 5.247%, 07/26/2030	2,397,764	0.0
2,064,000	CBRE Services, Inc., 2.500%, 04/01/2031	1,573,323	0.0
6,931,000	Chubb INA Holdings, Inc., 1.375%, 09/15/2030	5,238,004	0.1
1,971,000	CI Financial Corp., 4.100%, 06/15/2051	1,176,658	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,459,000 (3)	Citigroup, Inc., 1.462%, 06/09/2027	$2,096,075	0.0
4,388,000	CME Group, Inc., 2.650%, 03/15/2032	3,614,317	0.1
1,520,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,110,585	0.0
7,354,000 (1)(3)	Cooperatieve Rabobank UA, 4.655%, 08/22/2028	6,944,906	0.1
10,040,000 (1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	8,861,090	0.1
8,316,000 (1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	7,033,666	0.1
8,608,000 (1)(3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	7,896,669	0.1
2,700,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,244,011	0.0
6,946,000 (1)(3)	Credit Agricole SA, 4.750%, 12/31/2199	4,803,576	0.1
13,000,000 (1)(3)	Credit Agricole SA/ London, 1.907%, 06/16/2026	11,633,907	0.2
4,068,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	4,026,466	0.1
6,924,000	Credit Suisse AG/New York NY, 5.000%, 07/09/2027	6,393,061	0.1
3,222,000 (1)(3)	Credit Suisse Group AG, 2.193%, 06/05/2026	2,804,257	0.0
6,870,000 (1)(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	6,817,486	0.1
1,732,000 (2)	Crown Castle, Inc., 1.050%, 07/15/2026	1,465,099	0.0
2,566,000	Crown Castle, Inc., 2.900%, 03/15/2027	2,281,263	0.0
3,580,000	CubeSmart L.P., 2.250%, 12/15/2028	2,910,566	0.0
4,910,000 (1)(3)	Danske Bank A/S, 1.621%, 09/11/2026	4,253,856	0.1
3,297,000 (1)	Danske Bank A/S, 4.375%, 06/12/2028	2,899,308	0.0
2,407,000 (1)(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	1,834,137	0.0
364,000 (3)	Deutsche Bank AG/New York NY, 2.552%, 01/07/2028	295,959	0.0
2,000,000 (1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	1,563,820	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,897,000	Discover Bank, 4.250%, 03/13/2026	$2,744,737	0.0
2,404,000 (3)	Discover Bank, 4.682%, 08/09/2028	2,305,939	0.0
7,000,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	6,466,152	0.1
5,493,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	5,307,658	0.1
546,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	545,310	0.0
95,000 (3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	64,639	0.0
8,526,000 (1)	Hartford Financial Services Group, Inc./The, 5.030%, (US0003M + 2.125%), 02/12/2067	7,040,702	0.1
1,030,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	1,009,813	0.0
3,779,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	3,162,518	0.0
2,569,000 (3)	HSBC Holdings PLC, 1.645%, 04/18/2026	2,286,679	0.0
6,500,000 (3)	HSBC Holdings PLC, 2.099%, 06/04/2026	5,826,324	0.1
6,688,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	5,182,414	0.1
4,759,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	4,421,329	0.1
3,307,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	3,059,618	0.0
4,593,000 (3)	HSBC Holdings PLC, 4.041%, 03/13/2028	4,149,461	0.1
4,085,000	HSBC Holdings PLC, 4.300%, 03/08/2026	3,917,800	0.1
4,853,000 (3)	HSBC Holdings PLC, 4.600%, 12/31/2199	3,377,644	0.1
5,528,000 (3)	HSBC Holdings PLC, 5.210%, 08/11/2028	5,173,866	0.1
4,650,000 (3)	HSBC Holdings PLC, 5.402%, 08/11/2033	4,140,905	0.1
4,831,000 (3)	HSBC Holdings PLC, 6.000%, 12/31/2199	4,014,561	0.1
2,147,000 (3)	ING Groep NV, 4.017%, 03/28/2028	1,951,963	0.0
6,983,000 (1)	Intact Financial Corp., 5.459%, 09/22/2032	6,803,901	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,666,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	$2,124,713	0.0
3,483,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	2,332,264	0.0
5,674,000	Intercontinental Exchange, Inc., 4.250%, 09/21/2048	4,635,016	0.1
12,612,000	Intercontinental Exchange, Inc., 4.600%, 03/15/2033	11,780,627	0.2
4,325,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	3,471,046	0.1
6,236,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	5,772,911	0.1
3,479,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	2,959,907	0.0
5,019,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	4,249,911	0.1
3,205,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	2,375,289	0.0
4,472,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	3,630,603	0.1
3,784,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	3,222,783	0.0
1,361,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,276,876	0.0
8,021,000 (3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	6,095,757	0.1
1,361,000 (3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	1,056,411	0.0
5,330,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	4,961,148	0.1
4,938,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	4,371,923	0.1
10,000 (3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	9,900	0.0
4,270,000 (3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,213,218	0.1
3,700,000	JPMorgan Chase & Co., 3.875%, 09/10/2024	3,621,627	0.1
755,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	713,109	0.0
2,222,000 (3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	1,668,872	0.0
2,485,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	2,277,982	0.0
6,762,000 (3)	JPMorgan Chase & Co., 4.565%, 06/14/2030	6,240,002	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
19,153,000 (3)	JPMorgan Chase & Co., 4.912%, 07/25/2033	$17,687,507	0.2
7,105,000 (3)	JPMorgan Chase & Co., 5.717%, 09/14/2033	6,728,968	0.1
2,279,000	Kilroy Realty L.P., 2.650%, 11/15/2033	1,602,100	0.0
1,287,000	Kite Realty Group L.P., 4.000%, 10/01/2026	1,184,985	0.0
9,750,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	7,315,425	0.1
2,955,000 (1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	2,556,275	0.0
2,545,000 (3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	2,340,285	0.0
2,849,000 (3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,842,505	0.0
7,818,000 (2)	Main Street Capital Corp., 3.000%, 07/14/2026	6,590,888	0.1
4,310,000	Main Street Capital Corp., 5.200%, 05/01/2024	4,273,661	0.1
7,183,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	6,444,349	0.1
1,323,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	1,128,658	0.0
725,000	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	655,121	0.0
3,417,000 (3)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	3,102,484	0.0
660,000 (1)(2)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	612,197	0.0
3,912,000 (3)	Morgan Stanley, 0.790%, 05/30/2025	3,602,975	0.1
17,410,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	14,848,829	0.2
3,968,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	3,433,275	0.1
2,646,000 (3)	Morgan Stanley, 1.794%, 02/13/2032	1,937,000	0.0
5,414,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	4,969,685	0.1
16,012,000 (3)	Morgan Stanley, 2.239%, 07/21/2032	12,044,814	0.2
2,030,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	1,776,406	0.0
4,907,000 (3)	Morgan Stanley, 2.511%, 10/20/2032	3,755,315	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
5,551,000 (3)	Morgan Stanley, 2.630%, 02/18/2026	$5,176,345	0.1
1,736,000 (3)	Morgan Stanley, 3.737%, 04/24/2024	1,718,247	0.0
2,750,000	Morgan Stanley, 3.875%, 01/27/2026	2,624,824	0.0
3,524,000	Morgan Stanley, 4.000%, 07/23/2025	3,413,744	0.1
394,000 (3)	Morgan Stanley, 4.210%, 04/20/2028	369,006	0.0
2,439,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	2,069,549	0.0
1,210,000 (2)(3)	Morgan Stanley, 4.889%, 07/20/2033	1,122,243	0.0
9,325,000 (3)	Morgan Stanley, 5.297%, 04/20/2037	8,391,929	0.1
5,135,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	3,586,053	0.1
3,892,000 (1)(3)	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, 5.875%, 05/23/2042	3,687,261	0.1
1,800,000 (1)	National Australia Bank Ltd., 2.332%, 08/21/2030	1,342,794	0.0
3,865,000 (1)	Nationwide Building Society, 1.500%, 10/13/2026	3,291,338	0.0
2,910,000 (3)	NatWest Group PLC, 3.073%, 05/22/2028	2,504,090	0.0
459,000 (3)	NatWest Group PLC, 4.269%, 03/22/2025	446,569	0.0
4,725,000 (2)	Navient Corp., 5.000%, 03/15/2027	3,871,036	0.1
4,015,000 (1)(3)	Nordea Bank Abp, 3.750%, 12/31/2199	2,660,574	0.0
1,345,000 (1)(2)(3)	Nordea Bank ABP, 6.125%, 12/31/2199	1,256,461	0.0
4,918,000 (1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	4,096,967	0.1
3,730,000 (1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	2,524,912	0.0
2,427,000	Old Republic International Corp., 3.850%, 06/11/2051	1,671,926	0.0
7,000,000	ORIX Corp., 3.250%, 12/04/2024	6,730,266	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
10,944,000 (3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	$9,226,859	0.1
2,118,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	1,512,731	0.0
1,580,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,555,925	0.0
2,533,000	Prologis L.P., 4.625%, 01/15/2033	2,410,219	0.0
1,747,000	Public Storage, 1.950%, 11/09/2028	1,456,470	0.0
726,000	Realty Income Corp., 3.950%, 08/15/2027	682,404	0.0
2,498,000	Realty Income Corp., 4.875%, 06/01/2026	2,458,012	0.0
1,250,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,237,910	0.0
5,055,000 (1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	3,672,073	0.1
1,792,000	Sabra Health Care L.P., 3.200%, 12/01/2031	1,319,113	0.0
2,622,000 (3)	Santander Holdings USA, Inc., 2.490%, 01/06/2028	2,189,898	0.0
5,965,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	4,972,158	0.1
2,250,000	Simon Property Group L.P., 1.750%, 02/01/2028	1,867,730	0.0
2,815,000 (1)(3)	Standard Chartered PLC, 1.456%, 01/14/2027	2,386,280	0.0
5,170,000 (1)(3)	Standard Chartered PLC, 1.822%, 11/23/2025	4,692,840	0.1
3,977,000 (1)(3)	Standard Chartered PLC, 2.608%, 01/12/2028	3,370,802	0.1
4,349,000 (1)(3)	Standard Chartered PLC, 3.971%, 03/30/2026	4,111,731	0.1
5,143,000 (2)(3)	State Street Corp., 2.623%, 02/07/2033	4,079,349	0.1
3,225,000	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	3,050,627	0.0
300,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	273,324	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,351,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	$2,964,007	0.0
2,817,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	2,535,237	0.0
3,437,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	2,883,549	0.0
3,451,000 (1)(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	2,976,129	0.0
3,004,000	Toronto-Dominion Bank/The, 2.800%, 03/10/2027	2,710,866	0.0
3,244,000 (2)	Truist Financial Corp., 1.125%, 08/03/2027	2,660,493	0.0
1,384,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	1,204,723	0.0
3,180,000	UBS AG, 5.125%, 05/15/2024	3,108,237	0.0
3,853,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	3,295,326	0.0
1,375,000 (1)(2)(3)	UBS Group AG, 1.494%, 08/10/2027	1,156,756	0.0
1,905,000 (1)(3)	UBS Group AG, 2.095%, 02/11/2032	1,387,484	0.0
2,168,000 (1)(3)	UBS Group AG, 2.746%, 02/11/2033	1,613,563	0.0
4,328,000 (1)(3)	UBS Group AG, 3.179%, 02/11/2043	2,797,701	0.0
4,645,000 (1)(3)	UBS Group AG, 4.751%, 05/12/2028	4,366,054	0.1
1,005,000	Ventas Realty L.P., 5.700%, 09/30/2043	913,018	0.0
3,819,000	Visa, Inc., 4.150%, 12/14/2035	3,485,241	0.1
964,000	Visa, Inc., 4.300%, 12/14/2045	841,701	0.0
2,994,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	2,758,457	0.0
5,017,000 (3)	Wells Fargo & Co., 2.393%, 06/02/2028	4,308,691	0.1
13,580,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	12,687,274	0.2
1,564,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	1,077,085	0.0
3,858,000 (3)	Wells Fargo & Co., 3.908%, 04/25/2026	3,690,070	0.1
6,051,000 (3)	Wells Fargo & Co., 4.897%, 07/25/2033	5,586,711	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,000,000	XLIT Ltd., 5.250%, 12/15/2043	$1,925,337	0.0
2,409,000	XLIT Ltd., 5.500%, 03/31/2045	2,236,213	0.0
		824,087,662	10.6
	Industrial: 2.1%
3,418,000	Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	3,303,496	0.0
2,571,000	Avnet, Inc., 5.500%, 06/01/2032	2,338,518	0.0
3,482,000	Berry Global, Inc., 0.950%, 02/15/2024	3,273,912	0.0
4,500,000	Berry Global, Inc., 1.650%, 01/15/2027	3,737,273	0.1
3,395,000	Boeing Co/The, 3.250%, 02/01/2028	2,966,771	0.0
3,884,000	Boeing Co/The, 3.250%, 02/01/2035	2,749,325	0.0
1,177,000	Boeing Co/The, 3.625%, 02/01/2031	978,699	0.0
791,000	Boeing Co/The, 3.850%, 11/01/2048	514,153	0.0
3,324,000	Boeing Co/The, 4.875%, 05/01/2025	3,246,608	0.0
3,715,000	Boeing Co/The, 5.150%, 05/01/2030	3,440,916	0.1
1,621,000	Boeing Co/The, 5.805%, 05/01/2050	1,412,264	0.0
4,735,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	4,031,782	0.1
1,834,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,467,845	0.0
1,165,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	1,012,319	0.0
7,070,000	Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	6,152,561	0.1
2,728,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	2,592,570	0.0
4,300,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	3,646,422	0.1
1,679,000	CSX Corp., 4.100%, 11/15/2032	1,525,846	0.0
3,635,000 (2)	CSX Corp., 4.500%, 11/15/2052	3,059,752	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
719,000	CSX Corp., 4.500%, 08/01/2054	$597,759	0.0
2,748,000	CSX Corp., 4.650%, 03/01/2068	2,227,023	0.0
7,800,000	Eaton Corp., 4.150%, 03/15/2033	7,058,503	0.1
983,000	FedEx Corp., 3.900%, 02/01/2035	810,730	0.0
1,912,000	FedEx Corp., 4.050%, 02/15/2048	1,406,440	0.0
1,651,000	FedEx Corp., 4.400%, 01/15/2047	1,283,466	0.0
2,685,416	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	2,215,666	0.0
1,664,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,492,974	0.0
2,396,000	John Deere Capital Corp., 3.350%, 04/18/2029	2,165,754	0.0
2,383,000	John Deere Capital Corp., 4.350%, 09/15/2032	2,266,381	0.0
2,000,000 (1)(2)	Klabin Austria GmbH, 3.200%, 01/12/2031	1,456,975	0.0
2,390,000 (1)	Komatsu Finance America, Inc., 5.499%, 10/06/2027	2,392,180	0.0
12,925,000 (1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	11,714,141	0.2
1,224,000	Norfolk Southern Corp., 4.100%, 05/15/2121	815,215	0.0
5,458,000	Parker-Hannifin Corp., 4.500%, 09/15/2029	5,153,266	0.1
3,618,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	3,147,065	0.0
4,922,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	4,238,670	0.1
211,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	209,035	0.0
3,933,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	3,432,579	0.1
7,750,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	6,652,293	0.1
3,235,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	2,712,433	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
5,180,000 (1)(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	$4,091,268	0.1
4,773,000 (2)	Silgan Holdings, Inc., 4.125%, 02/01/2028	4,243,698	0.1
4,197,000 (1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	3,501,597	0.1
5,083,000	Sonoco Products Co., 2.250%, 02/01/2027	4,508,699	0.1
4,925,000 (1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	3,779,494	0.1
4,445,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	3,917,134	0.1
1,160,000	TD SYNNEX Corp., 1.750%, 08/09/2026	987,367	0.0
6,225,000 (2)	Teledyne Technologies, Inc., 1.600%, 04/01/2026	5,428,140	0.1
5,745,000 (1)	TTX Co., 3.600%, 01/15/2025	5,533,853	0.1
6,080,000	Union Pacific Corp., 3.500%, 02/14/2053	4,422,523	0.1
2,535,000	Union Pacific Corp., 4.950%, 09/09/2052	2,369,082	0.0
1,956,000	Union Pacific Corp., 5.150%, 01/20/2063	1,823,185	0.0
2,725,000	Waste Connections, Inc., 4.200%, 01/15/2033	2,470,561	0.0
		161,976,181	2.1
	Technology: 2.1%
8,143,000	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	7,393,480	0.1
7,089,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	6,006,221	0.1
5,817,000	Apple, Inc., 2.650%, 02/08/2051	3,836,850	0.1
7,816,000	Apple, Inc., 2.800%, 02/08/2061	4,891,075	0.1
2,590,000	Apple, Inc., 2.850%, 08/05/2061	1,632,200	0.0
2,003,000 (2)	Apple, Inc., 3.350%, 08/08/2032	1,785,969	0.0
1,040,000	Apple, Inc., 3.450%, 02/09/2045	823,236	0.0
3,576,000	Apple, Inc., 3.750%, 09/12/2047	2,903,331	0.0
4,216,000 (2)	Apple, Inc., 3.950%, 08/08/2052	3,528,999	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
1,755,000	Apple, Inc., 4.100%, 08/08/2062	$1,441,240	0.0
1,218,000	Apple, Inc., 4.500%, 02/23/2036	1,181,821	0.0
3,518,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	2,907,464	0.1
3,177,000 (2)	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	2,584,191	0.0
2,143,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,153,797	0.0
2,310,000	DXC Technology Co., 1.800%, 09/15/2026	1,982,104	0.0
2,315,000	DXC Technology Co., 2.375%, 09/15/2028	1,893,640	0.0
2,301,000	Fiserv, Inc., 3.500%, 07/01/2029	2,004,303	0.0
7,861,000	HP, Inc., 2.650%, 06/17/2031	5,780,054	0.1
1,084,000	HP, Inc., 4.000%, 04/15/2029	951,108	0.0
2,466,000	HP, Inc., 4.750%, 01/15/2028	2,318,214	0.0
2,139,000 (1)	Infor, Inc., 1.450%, 07/15/2023	2,064,610	0.0
1,915,000	Intel Corp., 3.100%, 02/15/2060	1,160,959	0.0
2,441,000	Intel Corp., 3.200%, 08/12/2061	1,527,247	0.0
7,441,000	Intel Corp., 3.250%, 11/15/2049	4,949,041	0.1
2,444,000	Intel Corp., 3.750%, 08/05/2027	2,323,579	0.0
858,000	Intel Corp., 4.150%, 08/05/2032	782,527	0.0
2,043,000	Intel Corp., 5.050%, 08/05/2062	1,776,276	0.0
2,322,000	International Business Machines Corp., 3.500%, 05/15/2029	2,101,865	0.0
3,641,000 (2)	International Business Machines Corp., 4.150%, 07/27/2027	3,500,784	0.1
3,639,000 (2)	International Business Machines Corp., 4.400%, 07/27/2032	3,364,646	0.1
3,603,000	International Business Machines Corp., 4.900%, 07/27/2052	3,159,417	0.1
5,627,000	KLA Corp., 4.950%, 07/15/2052	5,125,447	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
2,819,000	KLA Corp., 5.250%, 07/15/2062	$2,598,276	0.0
2,708,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	2,178,423	0.0
6,028,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	4,415,453	0.1
1,836,000	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	1,233,266	0.0
5,223,000	Microchip Technology, Inc., 2.670%, 09/01/2023	5,092,212	0.1
7,542,000	Microsoft Corp., 2.921%, 03/17/2052	5,336,253	0.1
4,533,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	4,483,023	0.1
1,628,000 (2)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	977,184	0.0
1,900,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	1,586,190	0.0
4,775,000 (1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	3,603,681	0.1
6,520,000	Oracle Corp., 2.300%, 03/25/2028	5,456,030	0.1
640,000	Oracle Corp., 3.600%, 04/01/2050	401,675	0.0
2,948,000	Oracle Corp., 3.650%, 03/25/2041	2,008,105	0.0
4,921,000	Oracle Corp., 3.800%, 11/15/2037	3,580,375	0.1
297,000	Oracle Corp., 3.850%, 07/15/2036	222,740	0.0
1,387,000	Oracle Corp., 3.950%, 03/25/2051	922,497	0.0
4,109,000	Oracle Corp., 4.000%, 11/15/2047	2,763,899	0.0
1,885,000 (1)	Renesas Electronics Corp., 2.170%, 11/25/2026	1,622,744	0.0
2,498,000	Roper Technologies, Inc., 1.400%, 09/15/2027	2,070,377	0.0
3,601,000	Salesforce, Inc., 2.700%, 07/15/2041	2,488,156	0.0
5,225,000 (2)	Seagate HDD Cayman, 3.375%, 07/15/2031	3,659,774	0.1
1,900,000	Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	1,651,929	0.0
2,305,000	Texas Instruments, Inc., 3.650%, 08/16/2032	2,090,908	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
3,026,000	Texas Instruments, Inc., 4.100%, 08/16/2052	$2,591,729	0.0
5,540,000	VMware, Inc., 1.400%, 08/15/2026	4,744,705	0.1
2,395,000	VMware, Inc., 1.800%, 08/15/2028	1,901,182	0.0
		159,516,481	2.1
	Utilities: 4.1%
856,000	AEP Texas, Inc., 3.450%, 01/15/2050	583,434	0.0
3,671,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	3,528,607	0.1
2,870,000	AES Corp./The, 1.375%, 01/15/2026	2,475,281	0.0
2,714,000 (1)	AES Corp./The, 3.950%, 07/15/2030	2,329,521	0.0
2,273,000	Alabama Power Co., 3.450%, 10/01/2049	1,615,760	0.0
2,459,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	2,103,848	0.0
10,755,000 (1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	10,622,456	0.2
1,956,000	American Electric Power Co., Inc., 3.250%, 03/01/2050	1,264,625	0.0
3,377,000 (3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	2,650,671	0.0
2,784,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	2,189,713	0.0
4,130,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,701,356	0.1
2,473,000	Appalachian Power Co., 2.700%, 04/01/2031	1,979,879	0.0
1,844,000	Appalachian Power Co., 3.700%, 05/01/2050	1,309,648	0.0
2,379,000	Arizona Public Service Co., 4.200%, 08/15/2048	1,833,013	0.0
9,776,000	Avangrid, Inc., 3.200%, 04/15/2025	9,255,589	0.1
3,010,000	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	2,407,121	0.0
2,817,000 (2)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	2,133,536	0.0
3,464,000 (1)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	2,928,769	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,488,000	Black Hills Corp., 2.500%, 06/15/2030	$1,961,678	0.0
2,237,000	Black Hills Corp., 3.050%, 10/15/2029	1,878,546	0.0
1,720,000	Black Hills Corp., 4.250%, 11/30/2023	1,713,695	0.0
1,893,000	Black Hills Corp., 4.350%, 05/01/2033	1,658,076	0.0
566,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	435,320	0.0
2,166,000 (1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	1,954,019	0.0
1,593,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	1,174,837	0.0
7,338,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	6,218,955	0.1
2,309,000	Commonwealth Edison Co., 3.750%, 08/15/2047	1,785,380	0.0
1,709,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	1,250,308	0.0
2,375,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	1,955,257	0.0
731,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	689,712	0.0
1,975,000	Consumers Energy Co., 4.200%, 09/01/2052	1,643,674	0.0
6,192,000 (3)	Dominion Energy, Inc., 4.350%, 12/31/2199	5,283,996	0.1
3,456,000 (3)	Dominion Energy, Inc., 4.650%, 12/31/2199	3,061,163	0.1
1,295,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	1,065,180	0.0
1,542,000	Duke Energy Carolinas LLC, 3.700%, 12/01/2047	1,155,536	0.0
587,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	446,959	0.0
2,357,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,901,182	0.0
70,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	58,712	0.0
735,000 (2)(3)	Duke Energy Corp., 4.875%, 12/31/2199	660,576	0.0
4,024,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	3,204,467	0.1
660,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	544,211	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,834,000	Duke Energy Indiana LLC, 2.750%, 04/01/2050	$1,143,328	0.0
4,719,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	3,213,110	0.1
1,662,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,328,986	0.0
2,488,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	1,860,970	0.0
3,413,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	2,583,492	0.0
3,699,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	2,990,154	0.1
104,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	85,748	0.0
2,505,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	2,035,467	0.0
1,645,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	1,263,494	0.0
2,695,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	1,634,822	0.0
706,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	483,660	0.0
2,090,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	1,714,759	0.0
4,202,000	Entergy Corp., 0.900%, 09/15/2025	3,701,019	0.1
2,722,000	Entergy Corp., 2.400%, 06/15/2031	2,083,911	0.0
1,286,000	Entergy Corp., 2.800%, 06/15/2030	1,043,378	0.0
3,667,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	2,946,108	0.1
3,302,000	Entergy Louisiana LLC, 4.750%, 09/15/2052	2,881,620	0.1
2,172,000	Entergy Texas, Inc., 4.000%, 03/30/2029	2,011,137	0.0
2,642,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	1,828,760	0.0
2,216,000	Evergy Metro, Inc., 2.250%, 06/01/2030	1,804,891	0.0
2,943,000	Eversource Energy, 0.800%, 08/15/2025	2,605,227	0.0
2,750,000	Eversource Energy, 1.400%, 08/15/2026	2,386,395	0.0
4,991,000	Eversource Energy, 2.900%, 03/01/2027	4,536,173	0.1
2,059,000	Eversource Energy, 3.375%, 03/01/2032	1,734,307	0.0
729,000	Exelon Corp., 4.050%, 04/15/2030	661,558	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
965,000	Florida Power & Light Co., 2.875%, 12/04/2051	$639,337	0.0
1,725,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	1,571,088	0.0
3,055,000	Georgia Power Co., 2.200%, 09/15/2024	2,894,332	0.1
1,032,000	Georgia Power Co., 5.125%, 05/15/2052	933,929	0.0
2,124,000	Georgia Power Co., 5.750%, 04/15/2023	2,133,974	0.0
3,667,000	Indiana Michigan Power Co., 3.250%, 05/01/2051	2,458,392	0.0
2,587,000	Inkia Energy Ltd., 5.875%, 11/09/2027	2,385,589	0.0
2,031,000	Interstate Power and Light Co., 3.100%, 11/30/2051	1,337,377	0.0
4,400,000	Interstate Power and Light Co., 3.250%, 12/01/2024	4,252,338	0.1
2,383,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	2,071,186	0.0
1,087,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	864,114	0.0
3,199,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,073,845	0.1
1,950,000 (1)	Metropolitan Edison Co., 3.500%, 03/15/2023	1,932,798	0.0
500,000	MidAmerican Energy Co., 4.400%, 10/15/2044	426,040	0.0
4,552,000	Mississippi Power Co., 4.250%, 03/15/2042	3,653,935	0.1
271,000	Mississippi Power Co., 4.750%, 10/15/2041	226,522	0.0
2,460,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	2,268,577	0.0
2,983,000 (1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	2,642,292	0.0
4,763,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	3,928,672	0.1
3,798,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	3,090,692	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
3,701,000 (2)	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	$3,392,957	0.1
2,880,000 (3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	2,620,849	0.0
8,110,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	7,048,656	0.1
2,635,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	2,184,274	0.0
1,857,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	1,447,793	0.0
5,461,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	4,292,807	0.1
3,711,000	NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	3,660,231	0.1
2,333,000	NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	2,230,754	0.0
4,000,000	NiSource, Inc., 0.950%, 08/15/2025	3,554,163	0.1
1,453,000	NiSource, Inc., 5.950%, 06/15/2041	1,400,952	0.0
1,684,000	NSTAR Electric Co., 1.950%, 08/15/2031	1,318,055	0.0
2,418,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	1,703,389	0.0
3,812,000 (1)	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	3,672,324	0.1
3,287,000	ONE Gas, Inc., 1.100%, 03/11/2024	3,149,221	0.1
1,861,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	1,255,493	0.0
4,188,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	2,789,450	0.1
2,484,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	1,758,140	0.0
402,000	PacifiCorp, 4.150%, 02/15/2050	324,402	0.0
459,000	PECO Energy Co., 3.700%, 09/15/2047	356,258	0.0
1,138,000	PECO Energy Co., 4.150%, 10/01/2044	948,644	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
750,000 (1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	$707,411	0.0
2,675,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	2,554,050	0.0
4,500,000 (1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	4,296,532	0.1
1,645,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	1,096,420	0.0
459,000	Public Service Electric and Gas Co., 3.600%, 12/01/2047	344,691	0.0
2,889,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,543,676	0.0
1,749,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	1,313,931	0.0
6,396,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	4,987,946	0.1
3,163,000	Sempra Energy, 3.800%, 02/01/2038	2,473,258	0.0
6,575,000 (3)	Sempra Energy, 4.125%, 04/01/2052	5,182,592	0.1
3,344,000 (2)(3)	Sempra Energy, 4.875%, 12/31/2199	3,118,280	0.1
5,948,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	4,841,900	0.1
1,440,000 (2)	Southern California Edison Co., 3.650%, 02/01/2050	989,420	0.0
813,000	Southern California Edison Co., 4.050%, 03/15/2042	607,750	0.0
1,166,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	920,511	0.0
4,457,000 (3)	Southern Co/The, 3.750%, 09/15/2051	3,625,280	0.1
4,975,000 (3)	Southern Co/The, 4.000%, 01/15/2051	4,471,032	0.1
3,430,000	Southern Co/The, 5.113%, 08/01/2027	3,343,987	0.1
945,000	Southwest Gas Corp., 4.050%, 03/15/2032	795,035	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
4,444,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	$3,922,868	0.1
1,709,000	Tampa Electric Co., 4.350%, 05/15/2044	1,407,319	0.0
3,186,000	Tucson Electric Power Co., 1.500%, 08/01/2030	2,406,655	0.0
1,568,000	Tucson Electric Power Co., 4.850%, 12/01/2048	1,353,296	0.0
2,260,000	Union Electric Co., 3.900%, 09/15/2042	1,815,395	0.0
3,426,000	Virginia Electric and Power Co., 3.800%, 09/15/2047	2,621,376	0.0
3,934,000 (1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	3,826,051	0.1
2,086,000	Washington Gas Light Co., 3.650%, 09/15/2049	1,540,141	0.0
4,673,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	3,855,871	0.1
2,748,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	2,273,553	0.0
927,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	924,329	0.0
1,297,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	1,286,810	0.0
1,500,000 (2)	Wisconsin Electric Power Co., 1.700%, 06/15/2028	1,256,327	0.0
3,590,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	2,733,818	0.0
		318,508,092	4.1
	Total Corporate Bonds/Notes (Cost $3,003,326,842)	2,509,794,602	32.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 16.5%
1,660,987	Alternative Loan Trust 2004-J7 MI, 4.104%, (US0001M + 1.020%), 10/25/2034	1,668,810	0.0
446,999	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	330,897	0.0
539,203	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	457,401	0.0
1,078,137	Alternative Loan Trust 2005-J2 1A12, 3.484%, (US0001M + 0.400%), 04/25/2035	849,096	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
626,154	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	$307,480	0.0
122,107	Alternative Loan Trust 2006-18CB A10, 3.484%, (US0001M + 0.400%), 07/25/2036	56,640	0.0
730,340	Alternative Loan Trust 2006-19CB A28, 3.684%, (US0001M + 0.600%), 08/25/2036	392,809	0.0
870,573	Alternative Loan Trust 2007-23CB A3, 3.584%, (US0001M + 0.500%), 09/25/2037	398,525	0.0
1,939,097	Alternative Loan Trust 2007-2CB 2A1, 3.684%, (US0001M + 0.600%), 03/25/2037	898,891	0.0
834,695	Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	428,999	0.0
763,154	Alternative Loan Trust 2007-8CB A3, 3.584%, (US0001M + 0.500%), 05/25/2037	389,074	0.0
1,525,845	American Home Mortgage Assets Trust 2007-4 A4, 3.664%, (US0001M + 0.290%), 08/25/2037	1,374,827	0.0
798,403 (1)(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	743,402	0.0
571,970	Banc of America Funding 2007-2 1A16 Trust, 3.684%, (US0001M + 0.600%), 03/25/2037	459,973	0.0
680,730 (5)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	46,946	0.0
794,988 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.999%, 05/25/2035	753,643	0.0
1,038,866 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.634%, 09/25/2035	874,789	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,211,264	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 3.274%, (US0001M + 0.190%), 01/25/2037	$1,933,595	0.0
2,000,000 (1)	Bellemeade Re 2019-1A M2 Ltd., 5.784%, (US0001M + 2.700%), 03/25/2029	1,990,580	0.0
13,147,000 (1)	Bellemeade RE 2021-3 A M1C Ltd., 3.831%, (SOFR30A + 1.550%), 09/25/2031	11,720,355	0.2
1,000,000 (1)	Bellemeade Re 2022-1 M1C Ltd., 5.981%, (SOFR30A + 3.700%), 01/26/2032	936,084	0.0
1,804,880 (1)(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.906%, 03/25/2050	1,486,639	0.0
2,109,685 (1)(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.906%, 03/25/2050	1,698,465	0.0
1,078,720 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.778%, 11/25/2034	1,018,675	0.0
468,965	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	259,908	0.0
821,306 (1)(3)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	756,238	0.0
128,159 (1)(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	124,507	0.0
272,296 (1)(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	250,179	0.0
2,801,239 (1)(3)	CIM Trust 2019-J2 B2, 3.770%, 10/25/2049	2,343,556	0.0
933,746 (1)(3)	CIM Trust 2019-J2 B3, 3.770%, 10/25/2049	778,368	0.0
2,600,000 (1)(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,261,337	0.0
3,133,635 (1)(3)	CIM Trust 2020-J1 B3, 3.447%, 07/25/2050	2,455,374	0.0
741,379	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	653,316	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
653,066 (3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.806%, 11/25/2036	$569,644	0.0
312,126 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.878%, 09/25/2037	282,755	0.0
881,648 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	821,813	0.0
1,355,778 (1)(3)	Citigroup Mortgage Loan Trust 2021-J2 B2W, 2.772%, 07/25/2051	1,032,043	0.0
1,523,802 (1)(3)	Citigroup Mortgage Loan Trust 2021-J2 B3W, 2.772%, 07/25/2051	1,146,906	0.0
4,578,457 (1)	Connecticut Avenue Securities Trust 2020-R02 2B1, 6.084%, (US0001M + 3.000%), 01/25/2040	4,095,613	0.1
2,390,391 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 5.084%, (US0001M + 2.000%), 01/25/2040	2,344,540	0.0
4,800,000 (1)	Connecticut Avenue Securities Trust 2021-R01 1B1, 5.381%, (SOFR30A + 3.100%), 10/25/2041	4,365,252	0.1
2,000,000 (1)	Connecticut Avenue Securities Trust 2021-R03 1B1, 5.031%, (SOFR30A + 2.750%), 12/25/2041	1,701,356	0.0
13,600,000 (1)	Connecticut Avenue Securities Trust 2022-R01 1B1, 5.431%, (SOFR30A + 3.150%), 12/25/2041	11,799,393	0.2
1,500,000 (1)	Connecticut Avenue Securities Trust 2022-R02 2B1, 6.781%, (SOFR30A + 4.500%), 01/25/2042	1,347,504	0.0
404,418	Countrywide Alternative Loan Trust 2005-53T2 2A6, 3.584%, (US0001M + 0.500%), 11/25/2035	210,312	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
740,968 (1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	$633,924	0.0
793,624 (1)(3)	CSMC Trust 2015-2 B3, 3.902%, 02/25/2045	728,809	0.0
57,646,458 (3)(5)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.773%, 04/25/2037	2,037,393	0.0
5,000,000 (1)	Eagle RE 2021-2 M1C Ltd., 5.731%, (SOFR30A + 3.450%), 04/25/2034	4,841,314	0.1
800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 6.734%, (US0001M + 3.650%), 02/25/2040	785,141	0.0
2,409,245 (5)	Fannie Mae 2008-12 SC, 3.266%, (-1.000*US0001M + 6.350%), 03/25/2038	200,372	0.0
8,801,089	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	8,675,035	0.1
419,894	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	384,579	0.0
5,919,751	Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	5,628,127	0.1
1,396,649	Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	1,304,312	0.0
1,841,100	Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	1,785,827	0.0
15,422,913 (5)	Fannie Mae 2016-82 SD, 2.966%, (-1.000*US0001M + 6.050%), 11/25/2046	1,389,276	0.0
545,558	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	539,069	0.0
9,591,367 (5)	Fannie Mae 2018-86 US, 3.506%, (-1.000*US0001M + 6.590%), 09/25/2040	1,072,735	0.0
4,078,289	Fannie Mae Connecticut Avenue Securities, 8.784%, (US0001M + 5.700%), 04/25/2028	4,228,028	0.1
1,964,709	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 7.084%, (US0001M + 4.000%), 05/25/2025	1,995,890	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,290,483	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 8.634%, (US0001M + 5.550%), 04/25/2028	$5,421,100	0.1
770,486	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 7.384%, (US0001M + 4.300%), 02/25/2025	786,691	0.0
251,061	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 10.034%, (US0001M + 6.950%), 08/25/2028	259,304	0.0
8,580,095	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.934%, (US0001M + 2.850%), 11/25/2029	8,641,702	0.1
4,876,186	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 5.584%, (US0001M + 2.500%), 05/25/2030	4,872,151	0.1
7,980,570	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 5.084%, (US0001M + 2.000%), 03/25/2031	7,898,888	0.1
7,746,518	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 5.184%, (US0001M + 2.100%), 03/25/2031	7,606,371	0.1
326,157 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 5.384%, (US0001M + 2.300%), 08/25/2031	325,386	0.0
2,500,000 (1)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 5.581%, (SOFR30A + 3.300%), 11/25/2041	2,265,785	0.0
1,657,154 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 5.534%, (US0001M + 2.450%), 07/25/2031	1,654,389	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
878,876 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 7.184%, (US0001M + 4.100%), 07/25/2039	$871,754	0.0
1,039,141 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 5.134%, (US0001M + 2.050%), 01/25/2040	1,024,720	0.0
500,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 6.734%, (US0001M + 3.650%), 02/25/2040	495,512	0.0
4,723	Fannie Mae Grantor Trust 1998-T2 A6, 0.027%, (US0001M + 0.550%), 01/25/2032	4,692	0.0
132,744 (5)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	17,610	0.0
540,296 (5)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	26,502	0.0
67,442	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	67,949	0.0
11,596 (5)	Fannie Mae REMIC Trust 1999-6 SE, 4.692%, (-1.000*US0001M + 7.685%), 02/17/2029	116	0.0
694,315	Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	709,341	0.0
261,232	Fannie Mae REMIC Trust 2003-45 FJ, 4.064%, (US0001M + 1.500%), 06/25/2033	269,363	0.0
774,777 (5)	Fannie Mae REMIC Trust 2003-66 SA, 4.566%, (-1.000*US0001M + 7.650%), 07/25/2033	95,418	0.0
172,430 (5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	33,400	0.0
383,134	Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	383,236	0.0
645,453	Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	655,321	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,682	Fannie Mae REMIC Trust 2004-56 FE, 3.534%, (US0001M + 0.450%), 10/25/2033	$13,613	0.0
320,492	Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	323,277	0.0
621,995	Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	615,601	0.0
1,824,330	Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	1,822,814	0.0
84,139	Fannie Mae REMIC Trust 2006-104 ES, 18.030%, (-5.000*US0001M + 33.450%), 11/25/2036	114,167	0.0
1,408,312 (5)	Fannie Mae REMIC Trust 2006-12 SD, 3.666%, (-1.000*US0001M + 6.750%), 10/25/2035	107,013	0.0
475,193 (5)	Fannie Mae REMIC Trust 2006-123 UI, 3.656%, (-1.000*US0001M + 6.740%), 01/25/2037	64,044	0.0
81,557 (5)	Fannie Mae REMIC Trust 2006-72 HS, 3.616%, (-1.000*US0001M + 6.700%), 08/25/2026	2,835	0.0
15,722	Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	16,219	0.0
2,382,182 (5)	Fannie Mae REMIC Trust 2007-91 AS, 3.316%, (-1.000*US0001M + 6.400%), 10/25/2037	246,040	0.0
1,082,450	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,063,809	0.0
5,139,441 (3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.536%, 02/25/2049	5,183,938	0.1
1,075,057 (5)	Fannie Mae REMIC Trust 2009-90 TS, 3.066%, (-1.000*US0001M + 6.150%), 11/25/2039	101,664	0.0
419,662 (5)	Fannie Mae REMIC Trust 2010-118 GS, 2.866%, (-1.000*US0001M + 5.950%), 10/25/2039	3,859	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,904,503 (5)	Fannie Mae REMIC Trust 2010-123 SL, 2.986%, (-1.000*US0001M + 6.070%), 11/25/2040	$224,159	0.0
3,613,244 (5)	Fannie Mae REMIC Trust 2010-41 SB, 3.316%, (-1.000*US0001M + 6.400%), 05/25/2040	305,430	0.0
920,319 (5)	Fannie Mae REMIC Trust 2010-43 VS, 3.366%, (-1.000*US0001M + 6.450%), 05/25/2040	81,146	0.0
5,128,805	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	5,106,552	0.1
709,217 (5)	Fannie Mae REMIC Trust 2011-102 SA, 3.516%, (-1.000*US0001M + 6.600%), 10/25/2041	76,226	0.0
2,152,009	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	2,118,774	0.0
1,826,553 (5)	Fannie Mae REMIC Trust 2011-93 GS, 3.466%, (-1.000*US0001M + 6.550%), 04/25/2039	196,589	0.0
3,231,109 (5)	Fannie Mae REMIC Trust 2012-122 SB, 3.066%, (-1.000*US0001M + 6.150%), 11/25/2042	361,762	0.0
1,721,628 (5)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	117,206	0.0
4,149,537 (5)	Fannie Mae REMIC Trust 2012-133 AS, 3.116%, (-1.000*US0001M + 6.200%), 10/25/2042	442,239	0.0
599,388 (5)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	57,297	0.0
438,470 (5)	Fannie Mae REMIC Trust 2012-15 SP, 3.536%, (-1.000*US0001M + 6.620%), 06/25/2040	5,575	0.0
891,471 (5)	Fannie Mae REMIC Trust 2012-24 HS, 3.466%, (-1.000*US0001M + 6.550%), 09/25/2040	37,499	0.0
883,983 (5)	Fannie Mae REMIC Trust 2012-30 QS, 3.516%, (-1.000*US0001M + 6.600%), 04/25/2031	12,615	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
551,042 (5)	Fannie Mae REMIC Trust 2012-68 YS, 3.616%, (-1.000*US0001M + 6.700%), 07/25/2042	$58,473	0.0
1,184,586 (5)	Fannie Mae REMIC Trust 2013-26 JS, 3.116%, (-1.000*US0001M + 6.200%), 10/25/2032	66,187	0.0
4,603,029 (5)	Fannie Mae REMIC Trust 2013-60 DS, 3.116%, (-1.000*US0001M + 6.200%), 06/25/2033	369,661	0.0
4,548,281 (5)	Fannie Mae REMIC Trust 2013-9 SM, 3.166%, (-1.000*US0001M + 6.250%), 02/25/2033	318,106	0.0
1,136,152 (5)	Fannie Mae REMIC Trust 2014-17 DS, 3.116%, (-1.000*US0001M + 6.200%), 02/25/2043	39,919	0.0
1,033,647 (5)	Fannie Mae REMIC Trust 2014-28 BS, 3.116%, (-1.000*US0001M + 6.200%), 08/25/2043	66,458	0.0
28,846,527 (5)	Fannie Mae REMIC Trust 2015-79 SA, 3.166%, (-1.000*US0001M + 6.250%), 11/25/2045	2,857,779	0.1
11,728,771 (5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,405,401	0.0
19,042,121 (5)	Fannie Mae REMICS 16-60 SB, 3.016%, (-1.000*US0001M + 6.100%), 09/25/2046	1,653,850	0.0
61,641 (5)	Fannie Mae REMICS 1997-18 SG, 5.107%, (-1.000*US0001M + 8.100%), 03/17/2027	2,036	0.0
20,628 (5)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	36	0.0
33 (5)	Fannie Mae REMICS 1999-57 SC, 6.757%, (-1.000*US0001M + 9.750%), 11/17/2029	1	0.0
185,023 (5)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	5,769	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
39,485 (5)	Fannie Mae REMICS 2001-8 SK, 5.757%, (-1.000*US0001M + 8.750%), 03/18/2031	$1,707	0.0
364,739 (5)	Fannie Mae REMICS 2003-49 SW, 3.916%, (-1.000*US0001M + 7.000%), 01/25/2033	38,191	0.0
3,155,609 (5)	Fannie Mae REMICS 2004-54 SN, 3.966%, (-1.000*US0001M + 7.050%), 07/25/2034	293,243	0.0
6,294,383 (5)	Fannie Mae REMICS 2005-75 ES, 2.966%, (-1.000*US0001M + 6.050%), 09/25/2035	538,960	0.0
582,560 (5)	Fannie Mae REMICS 2005-75 SP, 3.666%, (-1.000*US0001M + 6.750%), 08/25/2035	37,364	0.0
1,641,221 (5)	Fannie Mae REMICS 2006-56 SM, 3.666%, (-1.000*US0001M + 6.750%), 07/25/2036	140,075	0.0
409,859 (5)	Fannie Mae REMICS 2007-21 SB, 3.316%, (-1.000*US0001M + 6.400%), 03/25/2037	16,049	0.0
941,531 (5)	Fannie Mae REMICS 2007-52 NS, 3.366%, (-1.000*US0001M + 6.450%), 06/25/2037	98,107	0.0
820,320 (5)	Fannie Mae REMICS 2007-85 SM, 3.376%, (-1.000*US0001M + 6.460%), 09/25/2037	91,808	0.0
269,687	Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	270,390	0.0
5,096,240 (5)	Fannie Mae REMICS 2009-66 SP, 3.016%, (-1.000*US0001M + 6.100%), 09/25/2039	364,187	0.0
3,215,757 (5)	Fannie Mae REMICS 2010-1 S, 3.166%, (-1.000*US0001M + 6.250%), 02/25/2040	362,443	0.0
5,102,576 (5)	Fannie Mae REMICS 2010-150 SJ, 3.396%, (-1.000*US0001M + 6.480%), 01/25/2041	546,476	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
953,429 (5)	Fannie Mae REMICS 2010-35 CS, 3.366%, (-1.000*US0001M + 6.450%), 04/25/2050	$80,838	0.0
932,570	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	934,345	0.0
5,433,766	Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	5,212,858	0.1
3,060,789	Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	2,854,750	0.1
68,519	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	62,458	0.0
6,064,754	Fannie Mae REMICS 2011-136 PZ, 4.000%, 01/25/2042	5,831,732	0.1
6,541,580 (5)	Fannie Mae REMICS 2011-47 GS, 2.846%, (-1.000*US0001M + 5.930%), 06/25/2041	461,780	0.0
1,976,717	Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	1,908,983	0.0
4,322,981	Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	4,261,863	0.1
6,530,310	Fannie Mae REMICS 2011-87 GB, 4.500%, 09/25/2041	6,469,866	0.1
1,996,003 (5)	Fannie Mae REMICS 2012-111 SL, 3.016%, (-1.000*US0001M + 6.100%), 05/25/2041	183,394	0.0
3,607,612	Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	3,344,462	0.1
3,789,363 (5)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	178,154	0.0
10,074,664	Fannie Mae REMICS 2012-15 PZ, 4.000%, 03/25/2042	9,407,504	0.1
4,767,833	Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	4,569,961	0.1
3,651,704	Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	3,536,270	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
967,170	Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	$936,700	0.0
1,408,613	Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	1,334,186	0.0
3,492	Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	3,591	0.0
1,930,264	Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	1,816,858	0.0
8,396,000	Fannie Mae REMICS 2012-63 MW, 4.000%, 05/25/2034	8,074,814	0.1
500,000	Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	436,267	0.0
15,028,676	Fannie Mae REMICS 2012-94 LZ, 3.500%, 09/25/2042	13,974,454	0.2
2,584,617	Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	2,430,647	0.0
1,403,000	Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,356,257	0.0
173,252	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	169,173	0.0
4,472,501 (5)	Fannie Mae REMICS 2013-40 LS, 3.066%, (-1.000*US0001M + 6.150%), 05/25/2043	493,828	0.0
5,373,434 (5)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	519,638	0.0
3,923,804	Fannie Mae REMICS 2013-70 JZ, 3.000%, 07/25/2043	3,407,027	0.1
6,769,383 (5)	Fannie Mae REMICS 2014-15 SB, 3.566%, (-1.000*US0001M + 6.650%), 04/25/2044	813,880	0.0
970,000	Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	859,564	0.0
7,113,637 (5)	Fannie Mae REMICS 2014-70 IO, 5.500%, 10/25/2044	1,279,267	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
27,523,122 (5)	Fannie Mae REMICS 2014-79 KS, 3.066%, (-1.000*US0001M + 6.150%), 12/25/2044	$3,172,329	0.1
18,037,645	Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	16,143,445	0.2
4,626,824 (5)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	836,123	0.0
2,000,000	Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	1,833,611	0.0
4,293,861	Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	4,173,091	0.1
1,919,911 (5)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	329,789	0.0
16,341,762 (5)	Fannie Mae REMICS 2015-86 BS, 2.616%, (-1.000*US0001M + 5.700%), 11/25/2045	1,092,743	0.0
26,531,988 (5)	Fannie Mae REMICS 2015-88 IO, 6.500%, 12/25/2045	6,461,966	0.1
5,783,336 (5)	Fannie Mae REMICS 2015-97 BI, 5.500%, 01/25/2046	1,045,074	0.0
3,635,875 (5)	Fannie Mae REMICS 2016-104 BI, 6.000%, 01/25/2047	715,870	0.0
5,787,911 (5)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	943,958	0.0
24,988,782 (5)	Fannie Mae REMICS 2016-81 CS, 3.016%, (-1.000*US0001M + 6.100%), 11/25/2046	1,870,938	0.0
388,917	Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	356,131	0.0
20,559,086 (5)	Fannie Mae REMICS 2017-10 SA, 3.016%, (-1.000*US0001M + 6.100%), 03/25/2047	1,748,848	0.0
4,863,068	Fannie Mae REMICS 2017-108 ZD, 3.000%, 01/25/2048	3,686,530	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,190,518	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	$4,690,043	0.1
28,403,511 (5)	Fannie Mae REMICS 2018-15 SC, 3.216%, (-1.000*US0001M + 6.300%), 03/25/2048	2,855,933	0.1
4,105,344	Fannie Mae REMICS 2018-26 A, 3.500%, 04/25/2048	3,811,707	0.1
1,205,601	Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	1,088,776	0.0
12,340,565	Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	11,278,332	0.2
1,295,636	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	1,201,135	0.0
36,058,017 (5)	Fannie Mae REMICS 2018-82 SA, 3.116%, (-1.000*US0001M + 6.200%), 11/25/2048	3,315,679	0.1
8,276,858 (5)	Fannie Mae REMICS 2018-86 AS, 3.116%, (-1.000*US0001M + 6.200%), 12/25/2048	658,776	0.0
36,723,596 (5)	Fannie Mae REMICS 2018-86 SM, 3.116%, (-1.000*US0001M + 6.200%), 12/25/2048	3,179,015	0.1
30,338,988 (5)	Fannie Mae REMICS 2018-91 SB, 3.016%, (-1.000*US0001M + 6.100%), 12/25/2058	3,829,323	0.1
10,522,690 (5)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	2,802,203	0.1
10,091,924 (5)	Fannie Mae REMICS 2019-30 SB, 3.016%, (-1.000*US0001M + 6.100%), 07/25/2049	1,021,207	0.0
15,599,846 (5)	Fannie Mae REMICS 2019-34 BS, 2.966%, (-1.000*US0001M + 6.050%), 07/25/2049	1,673,424	0.0
8,482,916 (5)	Fannie Mae REMICS 2019-39 SA, 3.016%, (-1.000*US0001M + 6.100%), 08/25/2049	733,957	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
55,728,392 (5)	Fannie Mae REMICS 2019-41 S, 2.916%, (-1.000*US0001M + 6.000%), 08/25/2059	$5,171,742	0.1
5,529,945 (5)	Fannie Mae REMICS 2019-47 SB, 3.016%, (-1.000*US0001M + 6.100%), 05/25/2040	489,064	0.0
24,322,268 (5)	Fannie Mae REMICS 2020-35 IO, 5.000%, 06/25/2050	3,935,523	0.1
23,970,499 (5)	Fannie Mae REMICS 2020-44 DI, 2.500%, 07/25/2050	3,209,587	0.1
11,422,857 (5)	Fannie Mae REMICS 2020-44 EI, 3.500%, 09/25/2042	1,785,019	0.0
52,602,224 (5)	Fannie Mae REMICS 2021-1 BI, 3.000%, 02/25/2049	8,162,724	0.1
146,551,814 (5)	Fannie Mae REMICS 2021-10 AI, 3.000%, 03/25/2041	17,109,682	0.2
31,822,427 (5)	Fannie Mae REMICS 2021-22 BI, 4.000%, 04/25/2051	6,274,539	0.1
43,610,164 (5)	Fannie Mae REMICS 2021-41 MI, 5.000%, 06/25/2048	8,416,099	0.1
41,341,572 (5)	Fannie Mae REMICS 2021-55 SA, 0.869%, (-1.000*SOFR30A + 3.150%), 08/25/2061	917,227	0.0
89,386,839 (5)	Fannie Mae REMICS 2021-77 AI, 3.500%, 11/25/2051	17,957,038	0.2
29,096,611 (5)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	5,729,027	0.1
18,218,988 (5)	Fannie Mae REMICS 2021-81 LI, 2.500%, 11/25/2051	2,776,621	0.1
72,629,496 (5)	Fannie Mae REMICS 2021-93 AI, 3.000%, 01/25/2052	11,465,038	0.2
17,972,427	Fannie Mae REMICS 2022-5 CZ, 2.500%, 02/25/2052	11,419,522	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
849	Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	$852	0.0
1,949,097	Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	1,815,355	0.0
18,126,946 (5)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	1,745,763	0.0
1,047,607 (5)	Fannie Mae Series 2013-72 YS, 3.066%, (-1.000*US0001M + 6.150%), 07/25/2033	76,231	0.0
25,740 (5)	FHLMC-GNMA 20 S, 5.816%, (-1.000*US0001M + 8.900%), 10/25/2023	471	0.0
533,383	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	239,559	0.0
1,086,189 (1)(3)	First Republic Mortgage Trust 2020-1 B2, 2.881%, 04/25/2050	907,005	0.0
1,787,143 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.957%, 03/25/2048	1,529,145	0.0
2,330,434 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.957%, 03/25/2048	1,973,156	0.0
1,196,816 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.012%, 04/25/2048	1,015,593	0.0
850,067 (1)(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	794,428	0.0
908,861 (1)(3)	Flagstar Mortgage Trust 2018-4 B3, 4.235%, 07/25/2048	770,946	0.0
1,722,469 (1)(3)	Flagstar Mortgage Trust 2018-5 B3, 4.468%, 09/25/2048	1,489,858	0.0
2,867,040 (1)(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.916%, 10/25/2048	2,519,824	0.0
1,434,574 (1)(3)	Flagstar Mortgage Trust 2019-2 B1, 4.042%, 12/25/2049	1,188,735	0.0
1,391,244 (1)(3)	Flagstar Mortgage Trust 2019-2 B2, 4.042%, 12/25/2049	1,136,097	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,957,492 (1)(3)	Flagstar Mortgage Trust 2020-1NV B1A, 4.224%, 03/25/2050	$1,582,997	0.0
2,369,395 (1)(3)	Flagstar Mortgage Trust 2020-1NV B2A, 4.224%, 03/25/2050	1,912,272	0.0
10,893,707	Freddie Mac 326 350, 3.500%, 03/15/2044	10,034,799	0.1
6,137,622 (5)	Freddie Mac 3510 AS, 3.592%, (-1.000*US0001M + 6.410%), 04/15/2037	631,394	0.0
4,047,785 (5)	Freddie Mac 4191 SA, 3.382%, (-1.000*US0001M + 6.200%), 03/15/2043	374,363	0.0
4,753,589	Freddie Mac 4316 XZ, 4.500%, 03/15/2044	4,603,670	0.1
464,123	Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	479,213	0.0
203,253	Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	208,857	0.0
54,721	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	55,972	0.0
51,024	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	51,970	0.0
370,568	Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	382,867	0.0
1,937	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	1,935	0.0
161,080	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	164,501	0.0
50,135 (5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	9,830	0.0
349,923	Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	350,339	0.0
71,817	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	72,905	0.0
117,444	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	117,592	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
181,789	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	$182,601	0.0
3,854,003 (5)	Freddie Mac REMIC Trust 3045 DI, 3.912%, (-1.000*US0001M + 6.730%), 10/15/2035	354,817	0.0
667,046	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	671,826	0.0
684,631 (5)	Freddie Mac REMIC Trust 3171 PS, 3.667%, (-1.000*US0001M + 6.485%), 06/15/2036	51,295	0.0
4,038,627 (5)	Freddie Mac REMIC Trust 3199 S, 3.632%, (-1.000*US0001M + 6.450%), 08/15/2036	401,210	0.0
314,104	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	315,457	0.0
94,909	Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	97,513	0.0
174,223 (3)(5)	Freddie Mac REMIC Trust 3524 LA, 4.988%, 03/15/2033	167,397	0.0
13,786	Freddie Mac REMIC Trust 3556 NT, 5.918%, (US0001M + 3.100%), 03/15/2038	14,002	0.0
3,597,960	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	3,677,692	0.1
313,542	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	326,116	0.0
238,054	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	239,046	0.0
771,942 (5)	Freddie Mac REMIC Trust 3856 KS, 3.732%, (-1.000*US0001M + 6.550%), 05/15/2041	78,502	0.0
328,199 (5)	Freddie Mac REMIC Trust 3925 SD, 3.232%, (-1.000*US0001M + 6.050%), 07/15/2040	11,649	0.0
1,445,365 (5)	Freddie Mac REMIC Trust 3925 SL, 3.232%, (-1.000*US0001M + 6.050%), 01/15/2041	42,494	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
156,891	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	$154,472	0.0
29,504 (5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	132	0.0
769,791 (5)	Freddie Mac REMIC Trust 4088 CS, 3.182%, (-1.000*US0001M + 6.000%), 08/15/2042	77,601	0.0
4,369,160 (5)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	395,534	0.0
2,070,771 (5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	323,383	0.0
2,708,941	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	2,530,516	0.0
1,084,379	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,067,227	0.0
898,531 (5)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	118,932	0.0
5,516,873	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,276,410	0.1
7,405,327	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	7,059,935	0.1
729,524	Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	719,775	0.0
2,786,423 (5)	Freddie Mac REMIC Trust 4386 LS, 3.282%, (-1.000*US0001M + 6.100%), 09/15/2044	285,468	0.0
23,851,200 (5)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	4,648,100	0.1
5,931 (5)	Freddie Mac REMICS 2074 S, 5.707%, (-1.000*US0001M + 8.700%), 07/17/2028	74	0.0
6,606 (5)	Freddie Mac REMICS 2232 SA, 5.607%, (-1.000*US0001M + 8.600%), 05/17/2030	190	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,908 (5)	Freddie Mac REMICS 2301 SP, 6.432%, (-1.000*US0001M + 9.250%), 04/15/2031	$214	0.0
475,260 (5)	Freddie Mac REMICS 2993 GS, 3.332%, (-1.000*US0001M + 6.150%), 06/15/2025	7,980	0.0
598,353 (5)	Freddie Mac REMICS 3006 SI, 3.922%, (-1.000*US0001M + 6.740%), 07/15/2035	63,155	0.0
626,466 (5)	Freddie Mac REMICS 3006 YI, 3.922%, (-1.000*US0001M + 6.740%), 07/15/2035	64,341	0.0
3,639,205 (5)	Freddie Mac REMICS 3213 JS, 4.382%, (-1.000*US0001M + 7.200%), 09/15/2036	448,718	0.0
7,436,365 (5)	Freddie Mac REMICS 3346 SC, 3.732%, (-1.000*US0001M + 6.550%), 10/15/2033	648,746	0.0
892,141 (5)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	20,284	0.0
6,083,166 (5)	Freddie Mac REMICS 3629 CS, 3.532%, (-1.000*US0001M + 6.350%), 01/15/2040	646,407	0.0
2,249,083	Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	2,128,515	0.0
1,663,041	Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	1,573,775	0.0
20,926,932	Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	20,613,095	0.3
4,164,045	Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	3,833,672	0.1
1,900,000	Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	1,881,102	0.0
804,534	Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	807,428	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
403,206	Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	$406,076	0.0
2,650,000	Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	2,707,058	0.1
2,152,320	Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	2,074,503	0.0
4,157,391	Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	3,971,287	0.1
8,094,562	Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	7,727,456	0.1
3,370,453	Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	3,242,835	0.1
1,455,015	Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	1,390,287	0.0
371,688	Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	361,721	0.0
3,980,743	Freddie Mac REMICS 3982 LZ, 4.000%, 01/15/2042	3,800,719	0.1
922,202	Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	894,382	0.0
2,957,984 (5)	Freddie Mac REMICS 4057 SN, 3.832%, (-1.000*US0001M + 6.650%), 12/15/2041	241,622	0.0
2,780,857	Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	2,606,123	0.1
12,730,452	Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	12,035,399	0.2
1,620,864 (5)	Freddie Mac REMICS 4090 SN, 3.882%, (-1.000*US0001M + 6.700%), 08/15/2032	133,174	0.0
649,127	Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	623,160	0.0
2,128,000	Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	1,982,622	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
980,000	Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	$911,629	0.0
25,616,286 (5)	Freddie Mac REMICS 4301 SD, 3.282%, (-1.000*US0001M + 6.100%), 07/15/2037	2,109,591	0.0
7,619,203	Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	7,287,873	0.1
2,943,793	Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	2,784,416	0.1
9,873,661 (5)	Freddie Mac REMICS 4407 CS, 3.382%, (-1.000*US0001M + 6.200%), 06/15/2044	836,081	0.0
14,608,172 (5)	Freddie Mac REMICS 4407 PS, 2.782%, (-1.000*US0001M + 5.600%), 06/15/2044	966,840	0.0
6,275,505	Freddie Mac REMICS 4444 CZ, 3.000%, 02/15/2045	5,374,449	0.1
13,924,433 (5)	Freddie Mac REMICS 4461 AS, 2.782%, (-1.000*US0001M + 5.600%), 04/15/2045	1,034,346	0.0
3,124,000	Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	2,962,448	0.1
112,889	Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	111,429	0.0
2,913,000	Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	2,491,338	0.0
8,068,266	Freddie Mac REMICS 4545 PL, 3.500%, 01/15/2046	7,215,508	0.1
12,594,789 (5)	Freddie Mac REMICS 4574 ST, 3.182%, (-1.000*US0001M + 6.000%), 04/15/2046	1,426,772	0.0
66,470,513 (5)	Freddie Mac REMICS 4585 AS, 3.282%, (-1.000*US0001M + 6.100%), 05/15/2046	6,430,211	0.1
4,203,783	Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	3,848,168	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,874,600 (5)	Freddie Mac REMICS 4611 BS, 3.282%, (-1.000*US0001M + 6.100%), 06/15/2041	$1,696,896	0.0
10,846,835	Freddie Mac REMICS 4664 KZ, 3.500%, 02/15/2047	9,841,470	0.1
5,620,181	Freddie Mac REMICS 4680 GZ, 3.500%, 03/15/2047	4,934,609	0.1
6,609,374	Freddie Mac REMICS 4682 HZ, 3.500%, 04/15/2047	6,141,282	0.1
2,201,740	Freddie Mac REMICS 4700 KZ, 3.500%, 07/15/2047	1,935,537	0.0
4,025,255	Freddie Mac REMICS 4753 VZ, 3.000%, 12/15/2047	3,058,328	0.1
3,295,763	Freddie Mac REMICS 4755 Z, 3.000%, 02/15/2048	2,803,013	0.1
35,211,775	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	30,973,094	0.4
1,437,233	Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	1,429,842	0.0
16,723,702	Freddie Mac REMICS 4776 AZ, 4.000%, 07/15/2047	15,877,521	0.2
450,648	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	427,855	0.0
9,064,155	Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	9,074,088	0.1
2,332,329	Freddie Mac REMICS 4834 AZ, 3.500%, 10/15/2048	2,183,504	0.0
39,107,923 (5)	Freddie Mac REMICS 4879 DS, 3.282%, (-1.000*US0001M + 6.100%), 08/15/2034	2,907,909	0.1
32,312,618 (5)	Freddie Mac REMICS 4892 SA, 3.232%, (-1.000*US0001M + 6.050%), 07/15/2049	3,408,640	0.1
1,632,872	Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,266,361	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,594,053 (5)	Freddie Mac REMICS 4906 SQ, 2.966%, (-1.000*US0001M + 6.050%), 09/25/2049	$927,209	0.0
606,535	Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	455,524	0.0
2,171,774	Freddie Mac REMICS 4941 CZ, 3.000%, 11/25/2049	1,817,564	0.0
3,157,884	Freddie Mac REMICS 4941 WZ, 3.000%, 11/25/2049	2,816,614	0.1
5,317,377	Freddie Mac REMICS 4950 KE, 2.500%, 12/25/2049	4,780,565	0.1
58,065,594	Freddie Mac REMICS 4998 AI, 3.500%, 12/25/2049	10,819,948	0.2
55,976,968 (5)	Freddie Mac REMICS 5014 HI, 4.000%, 09/25/2050	11,054,981	0.2
35,119,286 (5)	Freddie Mac REMICS 5019 HI, 3.500%, 10/25/2050	6,338,381	0.1
25,208,953 (5)	Freddie Mac REMICS 5045 BS, 3.919%, (-1.000*SOFR30A + 6.200%), 11/25/2050	3,875,120	0.1
11,011,716 (5)	Freddie Mac REMICS 5048 IN, 2.500%, 12/25/2050	1,679,714	0.0
112,191,847 (5)	Freddie Mac REMICS 5051 BI, 3.000%, 11/25/2050	18,155,412	0.3
31,197,051 (5)	Freddie Mac REMICS 5072 NI, 3.000%, 01/25/2050	5,029,005	0.1
49,133,042 (5)	Freddie Mac REMICS 5082 IQ, 3.000%, 03/25/2051	7,824,349	0.1
25,685,343 (5)	Freddie Mac REMICS 5113 AI, 4.000%, 06/25/2041	4,284,117	0.1
76,393,686	Freddie Mac REMICS 5117 IO, 3.000%, 06/25/2051	11,354,860	0.2
31,134,117 (5)	Freddie Mac REMICS 5128 IC, 5.500%, 09/25/2041	6,204,556	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,904,803	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	$12,374,744	0.2
4,300,675 (1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 4.934%, (US0001M + 1.850%), 02/25/2050	4,236,922	0.1
1,932,137 (1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 4.984%, (US0001M + 1.900%), 01/25/2050	1,909,341	0.0
8,740,000 (1)	Freddie Mac Stacr Remic Trust 2020-HQA2 B1, 7.184%, (US0001M + 4.100%), 03/25/2050	8,281,120	0.1
3,391,974 (1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 6.184%, (US0001M + 3.100%), 03/25/2050	3,393,052	0.1
278,137 (1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 6.684%, (US0001M + 3.600%), 07/25/2050	278,092	0.0
3,825,000 (1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 5.681%, (SOFR30A + 3.400%), 10/25/2041	3,435,308	0.1
1,000,000 (1)	Freddie Mac STACR REMIC Trust 2021-DNA7 M2, 4.081%, (SOFR30A + 1.800%), 11/25/2041	898,847	0.0
3,390,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 4.531%, (SOFR30A + 2.250%), 08/25/2033	3,114,334	0.1
6,500,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 4.381%, (SOFR30A + 2.100%), 09/25/2041	5,487,061	0.1
15,000,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 6.031%, (SOFR30A + 3.750%), 12/25/2041	13,203,397	0.2
10,000,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 4.631%, (SOFR30A + 2.350%), 12/25/2041	8,539,897	0.1
13,500,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 5.681%, (SOFR30A + 3.400%), 01/25/2042	11,747,797	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,200,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 4.131%, (SOFR30A + 1.850%), 01/25/2042	$8,370,936	0.1
7,000,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 4.781%, (SOFR30A + 2.500%), 01/25/2042	6,123,228	0.1
1,400,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 7.531%, (SOFR30A + 5.250%), 05/25/2042	1,319,337	0.0
2,700,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 7.531%, (SOFR30A + 5.250%), 03/25/2042	2,497,039	0.0
3,500,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 7.631%, (SOFR30A + 5.350%), 08/25/2042	3,244,474	0.1
7,465,255 (1)	Freddie Mac STACR Trust 2019-DNA3 M2, 5.134%, (US0001M + 2.050%), 07/25/2049	7,364,126	0.1
2,736,774	Freddie Mac Strips 277 30, 3.000%, 09/15/2042	2,499,673	0.0
5,673,891 (5)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	881,523	0.0
852,554 (3)(5)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	98,178	0.0
273,616 (3)(5)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	48,221	0.0
3,752,159 (5)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	751,073	0.0
5,511,097 (5)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	1,035,967	0.0
2,671,302 (3)(5)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	436,310	0.0
3,262,951 (3)(5)	Freddie Mac Strips 344 C19, 3.500%, 02/15/2045	420,923	0.0
5,333,155 (5)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	994,274	0.0
4,482,513 (5)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	815,841	0.0
7,507,937 (5)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	1,306,479	0.0
7,842,592 (5)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,478,184	0.0
4,185,544 (5)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	782,884	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,897,185 (5)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	$624,678	0.0
3,457,979 (5)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	572,925	0.0
9,100,859 (5)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	1,547,089	0.0
5,459,411 (5)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	1,001,659	0.0
5,998,605 (5)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	1,076,845	0.0
5,692,821 (5)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	1,046,797	0.0
5,101,151 (5)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	917,177	0.0
6,932,811 (5)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	1,267,774	0.0
6,517,804 (5)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	1,298,827	0.0
10,254,309 (5)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,553,801	0.0
22,182,890 (5)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	3,837,187	0.1
28,422,862 (5)	Freddie Mac Strips Series 311 S1, 3.132%, (-1.000*US0001M + 5.950%), 08/15/2043	3,061,947	0.1
6,000,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 4.581%, (SOFR30A + 2.300%), 08/25/2033	5,819,684	0.1
5,000,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 5.931%, (SOFR30A + 3.650%), 11/25/2041	4,422,324	0.1
2,300,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M2, 9.031%, (SOFR30A + 6.750%), 06/25/2042	2,299,917	0.0
5,150,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M2, 8.281%, (SOFR30A + 6.000%), 07/25/2042	4,948,031	0.1
924,967 (3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.416%, 07/25/2033	886,410	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
734,807 (1)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	$700,158	0.0
3,791,354 (1)(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.619%, 10/25/2058	3,291,901	0.1
1,203,237 (5)	Ginnie Mae 2005-37 SI, 3.136%, (-1.000*US0001M + 6.150%), 05/20/2035	101,777	0.0
1,082,852 (5)	Ginnie Mae 2007-23 ST, 3.186%, (-1.000*US0001M + 6.200%), 04/20/2037	83,576	0.0
1,316,488 (5)	Ginnie Mae 2007-40 SE, 3.736%, (-1.000*US0001M + 6.750%), 07/20/2037	151,551	0.0
871,679 (5)	Ginnie Mae 2007-7 EI, 3.186%, (-1.000*US0001M + 6.200%), 02/20/2037	82,430	0.0
3,069,239 (5)	Ginnie Mae 2010-11 SA, 3.481%, (-1.000*US0001M + 6.420%), 01/16/2040	330,527	0.0
1,338,444 (5)	Ginnie Mae 2010-14 SB, 3.786%, (-1.000*US0001M + 6.800%), 11/20/2035	145,323	0.0
1,057,551 (5)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	146,685	0.0
7,480,975	Ginnie Mae 2013-170 ZD, 2.500%, 11/16/2043	6,442,160	0.1
427,619	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	376,556	0.0
4,370,277	Ginnie Mae 2018-1 LZ, 3.000%, 01/20/2048	3,869,327	0.1
17,320,962 (5)	Ginnie Mae 2018-167 CS, 3.086%, (-1.000*US0001M + 6.100%), 12/20/2048	1,575,496	0.0
337,731 (5)	Ginnie Mae Series 2005-7 AH, 3.831%, (-1.000*US0001M + 6.770%), 02/16/2035	28,245	0.0
6,521,238 (5)	Ginnie Mae Series 2007-17 IC, 3.311%, (-1.000*US0001M + 6.250%), 04/16/2037	421,288	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,978,804 (5)	Ginnie Mae Series 2007-41 SL, 3.686%, (-1.000*US0001M + 6.700%), 07/20/2037	$749,577	0.0
776,010 (5)	Ginnie Mae Series 2008-2 SW, 3.536%, (-1.000*US0001M + 6.550%), 01/20/2038	85,246	0.0
406,277 (5)	Ginnie Mae Series 2008-35 SN, 3.386%, (-1.000*US0001M + 6.400%), 04/20/2038	34,436	0.0
225,841 (5)	Ginnie Mae Series 2008-40 PS, 3.561%, (-1.000*US0001M + 6.500%), 05/16/2038	18,954	0.0
607,476 (5)	Ginnie Mae Series 2009-25 KS, 3.186%, (-1.000*US0001M + 6.200%), 04/20/2039	63,084	0.0
444,609	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	443,083	0.0
412,195	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	410,655	0.0
9,149,222	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	9,100,270	0.1
895,024	Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	887,353	0.0
1,028,454	Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	988,760	0.0
2,398,418	Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	2,348,427	0.0
1,142,951 (5)	Ginnie Mae Series 2010-116 NS, 3.711%, (-1.000*US0001M + 6.650%), 09/16/2040	90,593	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,534,871 (5)	Ginnie Mae Series 2010-116 SK, 3.606%, (-1.000*US0001M + 6.620%), 08/20/2040	$335,376	0.0
3,656,139 (5)	Ginnie Mae Series 2010-149 HS, 3.161%, (-1.000*US0001M + 6.100%), 05/16/2040	102,252	0.0
359,495	Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	350,193	0.0
1,338,038 (5)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	224,485	0.0
795,110 (5)	Ginnie Mae Series 2010-68 MS, 2.836%, (-1.000*US0001M + 5.850%), 06/20/2040	70,743	0.0
1,163,677	Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	1,148,742	0.0
1,903,147 (5)	Ginnie Mae Series 2011-72 SA, 2.411%, (-1.000*US0001M + 5.350%), 05/16/2041	145,252	0.0
679,180 (5)	Ginnie Mae Series 2011-73 LS, 3.676%, (-1.000*US0001M + 6.690%), 08/20/2039	6,333	0.0
268,351 (5)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	30,871	0.0
2,760,356 (5)	Ginnie Mae Series 2013-111 SA, 3.686%, (-1.000*US0001M + 6.700%), 07/20/2043	338,021	0.0
867,390	Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	851,500	0.0
3,852,326 (5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	659,226	0.0
108,221	Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	98,911	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
469,663 (5)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	$15,326	0.0
2,753,476 (5)	Ginnie Mae Series 2014-185 SB, 2.586%, (-1.000*US0001M + 5.600%), 12/20/2044	242,559	0.0
1,878,722 (5)	Ginnie Mae Series 2014-3 QS, 3.136%, (-1.000*US0001M + 6.150%), 03/20/2043	110,967	0.0
4,619,772 (5)	Ginnie Mae Series 2014-3 SU, 3.036%, (-1.000*US0001M + 6.050%), 07/20/2039	430,401	0.0
2,659,384 (5)	Ginnie Mae Series 2014-56 SP, 3.261%, (-1.000*US0001M + 6.200%), 12/16/2039	200,206	0.0
6,694,069 (5)	Ginnie Mae Series 2014-58 SG, 2.661%, (-1.000*US0001M + 5.600%), 04/16/2044	461,199	0.0
16,854,246 (5)	Ginnie Mae Series 2015-110 MS, 2.696%, (-1.000*US0001M + 5.710%), 08/20/2045	1,600,106	0.0
1,643,869	Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	1,610,818	0.0
15,901,787 (5)	Ginnie Mae Series 2016-160 GS, 3.086%, (-1.000*US0001M + 6.100%), 11/20/2046	1,888,416	0.0
420,090	Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	400,886	0.0
34,290,059 (5)	Ginnie Mae Series 2016-6 SB, 2.636%, (-1.000*US0001M + 5.650%), 01/20/2046	2,901,299	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,899,717 (5)	Ginnie Mae Series 2017-101 SA, 3.186%, (-1.000*US0001M + 6.200%), 07/20/2047	$848,938	0.0
17,006,494 (5)	Ginnie Mae Series 2017-163 SH, 3.186%, (-1.000*US0001M + 6.200%), 11/20/2047	1,917,560	0.0
327,129	Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	266,499	0.0
1,303,347	Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	1,233,357	0.0
195,742	Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	166,155	0.0
1,775,548	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	1,689,299	0.0
195,528	Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	167,515	0.0
176,532	Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	140,927	0.0
532,322	Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	423,802	0.0
1,349,931	Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	1,021,418	0.0
22,909,344 (5)	Ginnie Mae Series 2019-159 SM, 3.036%, (-1.000*US0001M + 6.050%), 12/20/2049	2,666,281	0.1
1,081,376	Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	921,691	0.0
71,326	Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	57,833	0.0
798,785	Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	632,173	0.0
416,445	Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	335,790	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
299,424	Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	$234,848	0.0
23,096,989 (5)	Ginnie Mae Series 2020-188 PI, 3.500%, 06/20/2050	4,180,031	0.1
22,124,548 (5)	Ginnie Mae Series 2020-32 SG, 3.086%, (-1.000*US0001M + 6.100%), 03/20/2050	2,681,902	0.1
34,780,209 (5)	Ginnie Mae Series 2020-46 BS, 0.336%, (-1.000*US0001M + 3.350%), 04/20/2050	586,342	0.0
17,829,521 (5)	Ginnie Mae Series 2020-77 JS, 3.086%, (-1.000*US0001M + 6.100%), 10/20/2048	1,353,724	0.0
95,421,345 (5)	Ginnie Mae Series 2021-139 PI, 2.500%, 08/20/2051	13,559,077	0.2
348,561 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	313,433	0.0
559,026 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	502,212	0.0
1,394,314 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,253,795	0.0
462,846 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	441,376	0.0
2,878,133 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.340%, 11/25/2049	2,521,356	0.0
1,097,476 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.985%, 03/25/2050	990,232	0.0
1,573,301 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.424%, 10/25/2050	1,216,601	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
958,455 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.424%, 10/25/2050	$702,325	0.0
1,447,763 (1)(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.390%, 04/25/2052	922,001	0.0
119,023	GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	80,505	0.0
1,581,403	HarborView Mortgage Loan Trust 2007-5 A1A, 3.183%, (US0001M + 0.190%), 09/19/2037	1,399,554	0.0
69,225	HomeBanc Mortgage Trust 2004-1 2A, 3.944%, (US0001M + 0.860%), 08/25/2029	66,253	0.0
559,423	Impac CMB Trust Series 2005-1 M1, 3.774%, (US0001M + 0.690%), 04/25/2035	519,505	0.0
2,000,000 (1)(3)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,470,561	0.0
1,717,699	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 3.504%, (US0001M + 0.420%), 02/25/2046	1,288,852	0.0
76,168 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	73,174	0.0
2,245,846 (1)(3)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	1,423,570	0.0
307,967	JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	134,267	0.0
1,934,588 (3)	JP Morgan Mortgage Trust 2005-A4 B1, 3.352%, 07/25/2035	1,790,038	0.0
1,000,970 (1)(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.450%, 01/25/2047	832,396	0.0
1,815,213 (1)(3)	JP Morgan Mortgage Trust 2017-3 B2, 3.754%, 08/25/2047	1,573,801	0.0
1,346,766 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.777%, 12/25/2048	1,138,700	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,935,222 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.616%, 06/25/2048	$1,639,055	0.0
1,862,819 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.616%, 06/25/2048	1,572,201	0.0
2,461,705 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.616%, 06/25/2048	2,136,384	0.0
2,382,899 (1)(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.715%, 09/25/2048	2,015,707	0.0
2,054,508 (1)(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	1,747,967	0.0
2,774,719 (1)(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.226%, 02/25/2049	2,298,788	0.0
217,248 (1)(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	205,563	0.0
2,663,118 (1)(3)	JP Morgan Mortgage Trust 2019-6 B1, 4.232%, 12/25/2049	2,242,684	0.0
305,816 (1)(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	276,619	0.0
679,595 (1)(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	612,184	0.0
1,895,437 (1)(3)	JP Morgan Mortgage Trust 2019-9 B2A, 3.418%, 05/25/2050	1,516,235	0.0
1,724,962 (1)(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 4.970%, 10/25/2049	1,486,476	0.0
82,801 (1)(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	81,796	0.0
879,737 (1)(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	776,065	0.0
309,062 (1)(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	275,291	0.0
324,421 (1)(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	288,979	0.0
756,837 (1)(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.851%, 08/25/2050	606,372	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,048,396 (1)(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.598%, 12/25/2050	$1,586,898	0.0
950,744 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.514%, 03/25/2051	747,489	0.0
251,499 (1)(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	227,632	0.0
1,976,661,771 (1)(5)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	2,689,742	0.1
12,110,669 (5)	Lehman Mortgage Trust 2006-7 2A4, 3.466%, (-1.000*US0001M + 6.550%), 11/25/2036	1,383,939	0.0
8,502,618 (5)	Lehman Mortgage Trust 2006-9 2A5, 3.536%, (-1.000*US0001M + 6.620%), 01/25/2037	810,210	0.0
339,373 (1)(3)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	313,211	0.0
4,032,302	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	2,448,805	0.0
1,000,000 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A5A, 2.500%, 12/25/2050	693,462	0.0
10,200,000 (1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 5.181%, (SOFR30A + 2.900%), 02/25/2034	9,737,917	0.1
2,274,830 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,110,473	0.0
751,016 (1)(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	700,599	0.0
1,000,000 (1)	Oaktown Re VI Ltd. 2021-1A M1C, 5.281%, (SOFR30A + 3.000%), 10/25/2033	949,016	0.0
6,000,000 (1)	Oaktown Re VII Ltd. 2021-2 M1C, 5.631%, (SOFR30A + 3.350%), 04/25/2034	5,592,588	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
180,776 (1)(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	$170,562	0.0
351,235 (1)(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	331,846	0.0
80,461	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	66,484	0.0
1,214,273 (1)(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.258%, 02/25/2050	962,757	0.0
10,000,000 (1)	Radnor RE 2021-1 M1C Ltd., 4.981%, (SOFR30A + 2.700%), 12/27/2033	9,681,570	0.1
778,060 (1)(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	701,973	0.0
35,488,207	Seasoned Credit Risk Transfer Trust 2017-4 HT, 3.250%, 06/25/2057	32,790,770	0.4
241,060 (1)(3)	Seasoned Credit Risk Transfer Trust Series 2016-1 M2, 3.750%, 09/25/2055	210,121	0.0
8,364,846	Seasoned Credit Risk Transfer Trust Series 2018-2, 3.500%, 11/25/2057	7,775,646	0.1
2,867,479	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	2,583,094	0.0
3,545,531	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	3,184,730	0.1
2,698,868	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	2,423,308	0.0
3,087,950	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	2,780,615	0.1
1,823,273	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	1,642,643	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
815,313	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	$734,525	0.0
1,021,145	Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	977,157	0.0
585,395	Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	560,045	0.0
32,340,000	Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	28,493,435	0.4
1,027,905 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.780%, 05/25/2045	851,493	0.0
982,625 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.722%, 07/25/2045	726,448	0.0
699,170 (1)(3)	Sequoia Mortgage Trust 2017-5 B3, 3.798%, 08/25/2047	591,201	0.0
205,795 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	192,711	0.0
2,450,752 (1)(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.458%, 03/25/2048	2,075,363	0.0
620,201 (1)(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	543,961	0.0
169,197 (1)(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	166,537	0.0
1,908,708 (1)(3)	Sequoia Mortgage Trust 2020-2 B2, 3.642%, 03/25/2050	1,533,607	0.0
2,906,586 (1)(3)	Sequoia Mortgage Trust 2020-3 B2, 3.325%, 04/25/2050	2,301,609	0.0
971,153 (1)(3)	Sequoia Mortgage Trust 2021-5 B3, 3.050%, 07/25/2051	730,406	0.0
1,772,753 (1)(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.639%, 10/25/2047	1,606,161	0.0
1,000,000 (1)(3)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	780,729	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,268,590 (1)(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.693%, 07/25/2048	$2,002,315	0.0
392,836 (3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 3.060%, 10/20/2035	378,172	0.0
183,645 (3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.889%, 10/25/2036	170,375	0.0
2,255,690 (3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.468%, 06/25/2034	2,160,680	0.0
1,293,205	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 4.104%, (US0001M + 0.510%), 08/25/2045	1,232,717	0.0
44,474,106 (3)(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.004%, 08/25/2045	50,400	0.0
994,645	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 4.064%, (US0001M + 0.490%), 10/25/2045	933,591	0.0
248,574 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.162%, 10/25/2036	229,952	0.0
536,889 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.609%, 11/25/2036	493,163	0.0
615,900 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.430%, 12/25/2036	546,276	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,423,894 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.430%, 12/25/2036	$1,332,949	0.0
829,652 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.676%, 08/25/2046	754,687	0.0
1,204,025 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.342%, 12/25/2036	1,110,155	0.0
331,210 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.921%, 03/25/2037	269,018	0.0
1,044,789	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 3.984%, (US0001M + 0.900%), 11/25/2035	977,003	0.0
916,445	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	747,551	0.0
622,904	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	553,816	0.0
267,170	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	245,962	0.0
3,171,189	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.064%, (12MTA + 0.960%), 08/25/2046	2,012,078	0.0
497,501	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 3.314%, (US0001M + 0.230%), 01/25/2047	456,386	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,030,671	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 3.404%, (US0001M + 0.320%), 01/25/2047	$955,733	0.0
469,091	Wells Fargo Alternative Loan 2007-PA2 2A1, 3.514%, (US0001M + 0.430%), 06/25/2037	379,565	0.0
470,054	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	400,783	0.0
148,848 (3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.873%, 04/25/2036	141,388	0.0
1,934,072 (1)(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.490%, 09/25/2049	1,256,970	0.0
614,863 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.756%, 08/20/2045	537,008	0.0
1,003,039 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	864,142	0.0
	Commercial Mortgage-Backed Securities: 0.0%
3,250,000 (1)	Connecticut Avenue Securities Trust 2022-R08 1B1, 7.905%, (SOFR30A + 5.600%), 07/25/2042	3,068,259	0.0
	Total Collateralized Mortgage Obligations (Cost $1,472,241,085)	1,283,789,936	16.5
U.S. TREASURY OBLIGATIONS: 12.3%
	U.S. Treasury Bonds: 4.2%
58,000	1.250%, 05/15/2050	32,490	0.0
2,699,000	1.375%, 11/15/2040	1,746,390	0.0
268,000	1.625%, 11/15/2050	166,516	0.0
129,196,600	2.875%, 05/15/2052	108,383,835	1.4
14,333,300	3.250%, 05/15/2042	12,725,283	0.2
225,201,400 (2)	3.375%, 08/15/2042	204,053,581	2.6
		327,108,095	4.2
	U.S. Treasury Notes: 8.1%
100,000	0.125%, 10/15/2023	95,794	0.0
25,162,000	0.500%, 11/30/2023	24,086,718	0.3
132,000	0.625%, 05/15/2030	104,022	0.0
32,536,700	0.875%, 01/31/2024	31,086,529	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
2,336,000	1.125%, 02/15/2031	$1,892,251	0.0
8,184,600	1.250%, 11/30/2026	7,284,933	0.1
25,131,200	1.250%, 09/30/2028	21,397,842	0.3
3,309,100	1.500%, 01/31/2027	2,967,074	0.1
17,183,400	1.500%, 11/30/2028	14,814,642	0.2
50,000,000	2.750%, 05/15/2025	48,123,047	0.6
34,993,900	2.750%, 08/15/2032	32,003,015	0.4
42,190,900 (2)	3.125%, 08/31/2027	40,476,895	0.5
19,201,000	3.125%, 08/31/2029	18,227,449	0.2
39,950,000 (2)	3.250%, 08/31/2024	39,232,149	0.5
122,973,000	3.500%, 09/15/2025	120,475,111	1.6
124,596,000	4.125%, 09/30/2027	125,014,565	1.6
101,262,000	4.250%, 09/30/2024	101,317,378	1.3
		628,599,414	8.1
	Total U.S. Treasury Obligations (Cost $1,004,858,605)	955,707,509	12.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.6%
	Federal Home Loan Mortgage Corporation: 1.9%(6)
494,558	2.500%, 05/01/2030	458,979	0.0
254,814	2.500%, 05/01/2030	237,042	0.0
576,190	2.500%, 06/01/2030	534,678	0.0
815,977	3.000%, 11/01/2042	733,523	0.0
846,351	3.000%, 02/01/2043	760,823	0.0
758,531	3.000%, 03/01/2045	677,682	0.0
1,021,557	3.000%, 03/01/2045	914,169	0.0
2,480,486	3.000%, 04/01/2045	2,216,106	0.0
2,675,158	3.000%, 04/01/2045	2,390,589	0.0
9,826,064	3.000%, 10/01/2046	8,751,525	0.1
1,178,334	3.000%, 10/01/2046	1,054,416	0.0
4,717,211	3.000%, 03/01/2048	4,201,521	0.1
3,667,420	3.000%, 03/01/2048	3,267,881	0.1
11,247,380	3.000%, 08/01/2048	9,946,271	0.1
3,647,568	3.500%, 01/01/2045	3,369,997	0.1
1,231,193	3.500%, 03/01/2045	1,133,214	0.0
10,414,753	3.500%, 12/01/2046	9,551,743	0.1
6,039,221	3.500%, 12/01/2046	5,539,619	0.1
4,467,624	3.500%, 04/01/2047	4,128,681	0.1
3,136,997	3.500%, 07/01/2047	2,873,223	0.1
2,908,748	3.500%, 10/01/2047	2,665,478	0.1
11,385,708	3.500%, 01/01/2048	10,432,702	0.1
28,095,992	3.500%, 03/01/2048	25,824,483	0.3
1,544,480	3.500%, 03/01/2048	1,413,901	0.0
18,589,489	3.500%, 11/01/2048	17,017,428	0.2
2,942	3.550%, (US0012M + 1.773%), 05/01/2037	3,012	0.0
320,606	4.000%, 10/01/2041	304,702	0.0
622,018	4.000%, 12/01/2041	591,135	0.0
1,735,060	4.000%, 08/01/2044	1,651,689	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
443,380	4.000%, 07/01/2045	$422,352	0.0
1,114,079	4.000%, 09/01/2045	1,060,704	0.0
1,420,805	4.000%, 09/01/2045	1,351,446	0.0
806,693	4.000%, 09/01/2045	766,814	0.0
9,788,118	4.000%, 11/01/2045	9,269,785	0.1
1,107,505	4.000%, 05/01/2046	1,052,337	0.0
730,086	4.000%, 05/01/2047	695,815	0.0
3,659,611	4.000%, 11/01/2047	3,469,212	0.1
255,080	4.000%, 03/01/2048	242,062	0.0
4,389,561	4.000%, 06/01/2048	4,163,604	0.1
204,250	4.500%, 08/01/2041	197,345	0.0
484,992	4.500%, 09/01/2041	472,378	0.0
432,707	4.500%, 10/01/2041	424,835	0.0
1,067,496	4.500%, 03/01/2044	1,047,999	0.0
1,997,590	4.500%, 02/01/2048	1,938,351	0.0
271,476	4.500%, 06/01/2048	262,673	0.0
40,323	5.000%, 01/01/2041	40,725	0.0
216,982	5.000%, 04/01/2041	218,705	0.0
14,569	5.500%, 07/01/2037	15,080	0.0
894,260	5.500%, 11/01/2038	925,614	0.0
977	6.000%, 12/01/2028	997	0.0
11,607	6.000%, 01/01/2029	11,823	0.0
928	6.500%, 01/01/2024	958	0.0
2,583	6.500%, 12/01/2031	2,675	0.0
260,317	6.500%, 09/01/2034	270,408	0.0
		150,970,909	1.9
	Federal National Mortgage Association: 0.4%(6)
17,361,210	3.000%, 12/01/2054	15,229,923	0.2
2,609,862	3.500%, 01/01/2044	2,406,372	0.0
24,416	3.637%, (US0012M + 1.486%), 07/01/2035	24,130	0.0
3,287,849	4.000%, 12/01/2046	3,126,929	0.1
1,214,889	4.500%, 09/01/2047	1,220,958	0.0
9,088,110	5.000%, 08/01/2056	9,210,762	0.1
66,319	6.000%, 05/01/2038	67,316	0.0
		31,286,390	0.4
	Government National Mortgage Association: 6.0%
10,038,313	2.500%, 03/20/2051	8,675,211	0.1
23,631,674	2.500%, 04/20/2051	20,421,313	0.3
5,932,861	2.500%, 04/20/2051	5,102,191	0.1
8,099,837	2.500%, 05/20/2051	7,001,635	0.1
10,685,852	2.500%, 08/20/2051	9,234,360	0.1
9,081,601	2.500%, 09/20/2051	7,842,637	0.1
35,446,574	2.500%, 10/20/2051	30,607,432	0.4
15,648,862	2.500%, 11/20/2051	13,511,487	0.2
20,747,473	2.500%, 12/20/2051	17,912,356	0.2
15,611,660	2.500%, 04/20/2052	13,445,460	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
21,500,000 (7)	2.500%, 10/15/2052	$18,481,182	0.2
6,338,664	3.000%, 10/20/2049	5,711,273	0.1
3,530,427	3.000%, 11/20/2049	3,180,536	0.0
4,766,413	3.000%, 10/20/2051	4,281,517	0.1
2,948,377	3.000%, 10/20/2051	2,614,551	0.0
2,917,354	3.000%, 11/20/2051	2,620,531	0.0
2,120,000 (7)	3.000%, 10/15/2052	1,874,295	0.0
3,266,026	3.500%, 07/20/2046	2,980,488	0.0
631,723	3.500%, 07/20/2046	576,353	0.0
1,012,764	3.500%, 10/20/2046	926,050	0.0
464,478	3.500%, 02/20/2047	425,918	0.0
390,528	3.500%, 03/20/2047	358,247	0.0
326,761	3.500%, 07/20/2047	301,954	0.0
845,821	3.500%, 08/20/2047	771,557	0.0
923,734	3.500%, 09/20/2047	845,023	0.0
6,846,764	3.500%, 12/20/2047	6,277,887	0.1
4,093,095	3.500%, 01/20/2048	3,753,001	0.0
3,553,067	3.500%, 02/20/2048	3,257,821	0.0
6,352,083	3.500%, 02/20/2048	5,824,336	0.1
580,292	3.500%, 03/20/2048	531,374	0.0
16,579,281	3.500%, 03/20/2048	15,201,652	0.2
72,668,000 (7)	3.500%, 10/15/2052	66,113,687	0.9
124,552	4.000%, 11/20/2040	119,069	0.0
728,361	4.000%, 03/20/2046	692,804	0.0
9,041,286	4.000%, 09/20/2047	8,612,442	0.1
4,434,026	4.000%, 02/20/2050	4,197,139	0.1
116,422,000 (7)	4.000%, 10/15/2052	108,749,972	1.4
157,850	4.500%, 10/15/2039	155,678	0.0
123,618	4.500%, 11/15/2039	122,012	0.0
110,570	4.500%, 11/15/2039	108,846	0.0
41,361	4.500%, 12/15/2039	40,787	0.0
7,465,128	4.500%, 08/20/2040	7,383,797	0.1
8,651,905	4.500%, 09/20/2040	8,557,705	0.1
5,706,075	4.500%, 06/20/2041	5,626,374	0.1
36,814	4.500%, 08/20/2041	36,412	0.0
705,268	4.500%, 09/15/2047	689,716	0.0
28,433,000 (7)	4.500%, 10/15/2052	27,223,487	0.4
12,207,000 (7)	5.000%, 10/15/2052	11,950,524	0.2
		464,930,079	6.0
	Uniform Mortgage-Backed Securities: 18.1%
741,000 (7)	2.000%, 10/15/2037	653,151	0.0
36,093,013	2.000%, 05/01/2051	29,399,355	0.4
12,750,201	2.000%, 05/01/2051	10,420,002	0.1
27,363,541	2.000%, 05/01/2051	22,289,919	0.3
1,022,681	2.000%, 07/01/2051	833,411	0.0
5,317,405	2.000%, 08/01/2051	4,336,369	0.1
11,085,559	2.000%, 08/01/2051	9,030,505	0.1
21,499,443	2.000%, 09/01/2051	17,503,101	0.2
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
10,128,137	2.000%, 10/01/2051	$8,244,055	0.1
1,018,238	2.000%, 11/01/2051	828,650	0.0
18,402,709	2.000%, 11/01/2051	15,044,796	0.2
2,242,113	2.000%, 11/01/2051	1,824,648	0.0
9,776,572	2.000%, 12/01/2051	7,969,786	0.1
5,265,563	2.000%, 01/01/2052	4,298,476	0.1
4,788,837	2.000%, 02/01/2052	3,903,795	0.1
25,934,086	2.000%, 02/01/2052	21,082,755	0.3
28,943,789	2.000%, 02/01/2052	23,581,014	0.3
5,196,599	2.000%, 02/01/2052	4,233,743	0.1
15,069,384	2.000%, 02/01/2052	12,284,506	0.2
9,102,682	2.000%, 02/01/2052	7,420,363	0.1
12,668,435	2.000%, 02/01/2052	10,327,327	0.1
12,596,440	2.000%, 02/01/2052	10,268,432	0.1
9,478,918	2.000%, 02/01/2052	7,727,058	0.1
4,988,101	2.000%, 03/01/2052	4,063,907	0.1
6,300,062	2.000%, 03/01/2052	5,124,004	0.1
5,728,046	2.000%, 03/01/2052	4,674,090	0.1
6,822,628	2.000%, 04/01/2052	5,561,726	0.1
191,986,000 (7)	2.000%, 10/15/2052	155,493,662	2.0
774,361	2.500%, 05/01/2030	719,433	0.0
1,190,947	2.500%, 06/01/2030	1,106,463	0.0
1,594,073	2.500%, 06/01/2030	1,480,947	0.0
722,200	2.500%, 07/01/2030	670,945	0.0
15,635	2.500%, 02/01/2050	13,229	0.0
24,763	2.500%, 04/01/2050	20,976	0.0
38,886	2.500%, 05/01/2050	32,940	0.0
37,877	2.500%, 05/01/2050	32,049	0.0
73,984	2.500%, 05/01/2050	62,656	0.0
20,566	2.500%, 05/01/2050	17,415	0.0
197,186	2.500%, 05/01/2050	166,976	0.0
1,867,799	2.500%, 06/01/2050	1,601,897	0.0
16,647	2.500%, 06/01/2050	14,098	0.0
22,138,122	2.500%, 06/01/2050	18,767,292	0.2
323,816	2.500%, 07/01/2050	273,981	0.0
248,978	2.500%, 07/01/2050	210,638	0.0
3,663,307	2.500%, 07/01/2050	3,099,673	0.0
2,076,385	2.500%, 08/01/2050	1,759,908	0.0
115,280	2.500%, 08/01/2050	97,515	0.0
2,335,617	2.500%, 08/01/2050	1,976,257	0.0
25,188,965	2.500%, 08/01/2050	21,412,616	0.3
773,169	2.500%, 08/01/2050	654,618	0.0
908,580	2.500%, 09/01/2050	768,788	0.0
230,065	2.500%, 09/01/2050	194,780	0.0
89,750	2.500%, 09/01/2050	75,985	0.0
29,906	2.500%, 09/01/2050	25,317	0.0
1,042,810	2.500%, 09/01/2050	883,912	0.0
4,771,206	2.500%, 10/01/2050	4,039,471	0.1
4,453,876	2.500%, 10/01/2050	3,768,611	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,886,436	2.500%, 11/01/2050	$3,293,328	0.0
90,504	2.500%, 01/01/2051	76,571	0.0
3,789,721	2.500%, 05/01/2051	3,206,281	0.0
41,330,737	2.500%, 06/01/2051	34,998,030	0.5
4,605,378	2.500%, 09/01/2051	3,909,726	0.1
18,055,841	2.500%, 12/01/2051	15,279,827	0.2
2,851,046	2.500%, 12/01/2051	2,409,557	0.0
28,608,904	2.500%, 01/01/2052	24,195,365	0.3
7,720,180	2.500%, 02/01/2052	6,508,163	0.1
4,541,850	2.500%, 02/01/2052	3,867,122	0.1
12,316,553	2.500%, 02/01/2052	10,377,724	0.1
4,808,452	2.500%, 02/01/2052	4,065,428	0.1
7,043,751	2.500%, 02/01/2052	5,939,353	0.1
10,686,316	2.500%, 03/01/2052	9,035,071	0.1
7,309,365	2.500%, 03/01/2052	6,179,932	0.1
32,539,283	2.500%, 03/01/2052	27,553,181	0.4
19,653,649	2.500%, 04/01/2052	16,606,226	0.2
216,095,000 (7)	2.500%, 10/15/2052	181,363,637	2.3
1,091,375	3.000%, 08/01/2030	1,031,846	0.0
553,235	3.000%, 09/01/2030	523,039	0.0
1,891,551	3.000%, 04/01/2043	1,696,745	0.0
1,638,375	3.000%, 07/01/2043	1,467,105	0.0
543,420	3.000%, 08/01/2043	487,715	0.0
345,705	3.000%, 09/01/2043	310,018	0.0
5,648,222	3.000%, 04/01/2045	5,043,306	0.1
2,476,074	3.000%, 08/01/2046	2,207,515	0.0
1,083,625	3.000%, 08/01/2046	966,038	0.0
735,373	3.000%, 11/01/2046	654,830	0.0
6,855,553	3.000%, 12/01/2046	6,110,033	0.1
1,738,518	3.000%, 12/01/2046	1,551,729	0.0
12,879,033	3.000%, 01/01/2047	11,439,602	0.2
3,115,496	3.000%, 02/01/2047	2,770,029	0.0
3,703,161	3.000%, 03/01/2047	3,292,847	0.0
3,083,003	3.000%, 07/01/2047	2,746,172	0.0
23,319,349	3.000%, 10/01/2050	20,471,325	0.3
2,246,623	3.000%, 03/01/2051	1,971,048	0.0
48,338,410	3.000%, 01/01/2052	42,437,199	0.6
6,055,401	3.000%, 01/01/2052	5,350,859	0.1
5,238,111	3.000%, 02/01/2052	4,603,691	0.1
12,835,096	3.000%, 02/01/2052	11,264,167	0.2
6,204,391	3.000%, 02/01/2052	5,444,998	0.1
6,739,770	3.000%, 02/01/2052	5,923,465	0.1
4,270,953	3.000%, 02/01/2052	3,762,766	0.1
6,671,776	3.000%, 02/01/2052	5,889,290	0.1
11,865,525	3.000%, 03/01/2052	10,421,509	0.1
18,903,297	3.000%, 03/01/2052	16,566,247	0.2
22,251,971	3.000%, 05/01/2052	19,500,749	0.3
48,470,775	3.000%, 05/01/2052	42,374,624	0.6
70,171,000 (7)	3.000%, 10/15/2052	61,095,368	0.8
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
15,754,585	3.500%, 06/01/2034	$14,941,156	0.2
2,081,122	3.500%, 10/01/2042	1,913,422	0.0
956,330	3.500%, 04/01/2043	879,235	0.0
2,776,323	3.500%, 08/01/2043	2,546,731	0.0
1,724,056	3.500%, 03/01/2044	1,577,827	0.0
205,932	3.500%, 01/01/2046	189,382	0.0
312,374	3.500%, 02/01/2046	287,274	0.0
155,361	3.500%, 02/01/2046	142,866	0.0
12,492,826	3.500%, 08/01/2046	11,488,455	0.2
827,370	3.500%, 08/01/2047	755,860	0.0
1,098,517	3.500%, 09/01/2047	1,003,019	0.0
14,615,810	3.500%, 11/01/2047	13,425,231	0.2
424,985	3.500%, 12/01/2047	387,947	0.0
939,054	3.500%, 02/01/2048	857,842	0.0
891,538	3.500%, 05/01/2048	814,921	0.0
8,605,786	3.500%, 07/01/2048	7,873,448	0.1
2,112,823	3.500%, 10/01/2049	1,936,958	0.0
2,890,520	3.500%, 02/01/2052	2,614,855	0.0
111,172	4.000%, 03/01/2042	105,948	0.0
314,445	4.000%, 07/01/2042	293,821	0.0
937,079	4.000%, 07/01/2042	894,057	0.0
117,053	4.000%, 07/01/2042	111,692	0.0
473,516	4.000%, 09/01/2043	450,667	0.0
9,438,354	4.000%, 01/01/2045	8,975,759	0.1
1,086,565	4.000%, 01/01/2045	1,032,414	0.0
989,492	4.000%, 03/01/2045	940,993	0.0
3,337,913	4.000%, 05/01/2045	3,176,270	0.0
944,672	4.000%, 06/01/2045	897,938	0.0
992,277	4.000%, 11/01/2045	943,918	0.0
2,875,334	4.000%, 02/01/2046	2,730,885	0.0
4,883,322	4.000%, 07/01/2047	4,630,604	0.1
1,322,562	4.000%, 08/01/2047	1,253,103	0.0
434,330	4.000%, 08/01/2047	410,174	0.0
527,155	4.000%, 03/01/2048	499,255	0.0
99,881	4.000%, 03/01/2048	94,388	0.0
3,582,067	4.000%, 09/01/2048	3,389,180	0.1
9,235,682	4.000%, 04/01/2049	8,726,163	0.1
9,836,517	4.000%, 05/01/2052	9,161,345	0.1
6,621,986	4.000%, 06/01/2052	6,173,495	0.1
142,056,000 (7)	4.000%, 10/15/2052	131,851,274	1.7
1,170,139	4.250%, 11/01/2043	1,130,231	0.0
1,440,564	4.500%, 11/01/2040	1,412,778	0.0
238,670	4.500%, 11/01/2040	234,058	0.0
98,721	4.500%, 11/01/2040	96,817	0.0
2,145	4.500%, 12/01/2040	2,104	0.0
4,299	4.500%, 12/01/2040	4,216	0.0
4,428	4.500%, 01/01/2041	4,343	0.0
2,885	4.500%, 01/01/2041	2,830	0.0
181,870	4.500%, 10/01/2041	178,350	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
258,499	4.500%, 10/01/2044	$248,069	0.0
404,603	4.500%, 12/01/2045	393,666	0.0
949,334	4.500%, 04/01/2047	917,328	0.0
276,013	4.500%, 04/01/2047	264,660	0.0
1,956,740	4.500%, 04/01/2047	1,899,452	0.0
2,363,555	4.500%, 04/01/2047	2,290,268	0.0
1,175,725	4.500%, 05/01/2047	1,133,704	0.0
1,063,092	4.500%, 05/01/2047	1,032,422	0.0
1,044,493	4.500%, 05/01/2047	1,014,010	0.0
856,904	4.500%, 05/01/2047	832,352	0.0
1,110,190	4.500%, 05/01/2047	1,079,287	0.0
845,394	4.500%, 06/01/2047	821,023	0.0
400,270	4.500%, 06/01/2047	386,378	0.0
611,398	4.500%, 06/01/2047	591,525	0.0
1,829,363	4.500%, 07/01/2047	1,774,220	0.0
104,465	4.500%, 08/01/2047	100,614	0.0
8,691,785	4.500%, 08/01/2052	8,311,770	0.1
1,579,120	5.000%, 05/01/2042	1,592,973	0.0
76,317	5.500%, 03/01/2037	78,321	0.0
83,940	5.500%, 06/01/2039	86,786	0.0
716,055	5.500%, 10/01/2039	740,349	0.0
38,685	6.000%, 09/01/2036	39,369	0.0
186	6.500%, 02/01/2028	191	0.0
469	6.500%, 09/01/2031	499	0.0
124	6.500%, 09/01/2031	128	0.0
13,091	6.500%, 11/01/2031	13,508	0.0
5,097	6.500%, 04/01/2032	5,259	0.0
1,134	6.500%, 08/01/2032	1,170	0.0
3,667	6.500%, 08/01/2032	3,784	0.0
4,626	7.000%, 12/01/2027	4,631	0.0
765	7.000%, 10/01/2031	766	0.0
552	7.000%, 03/01/2032	555	0.0
650	7.500%, 09/01/2030	680	0.0
2,064	7.500%, 09/01/2031	2,151	0.0
11,996	7.500%, 02/01/2032	12,415	0.0
		1,409,732,170	18.1
	Uniform Mortgage-Backed Security: 1.2%
95,793,000 (7)	4.500%,10/15/2052	91,280,252	1.2
	Total U.S. Government Agency Obligations (Cost $2,307,086,867)	2,148,199,800	27.6

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 10.4%
	Automobile Asset-Backed Securities: 0.3%
5,050,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	$4,898,942	0.1
1,500,000	Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	1,499,174	0.0
550,000	Drive Auto Receivables Trust 2021-2 D, 1.390%, 03/15/2029	504,700	0.0
3,250,000 (1)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	3,012,410	0.0
4,550,000	Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	4,444,148	0.1
6,050,000 (1)	Westlake Automobile Receivables Trust 2021-2A C, 0.890%, 07/15/2026	5,718,644	0.1
		20,078,018	0.3
	Credit Card Asset-Backed Securities: 0.0%
600,000	Synchrony Credit Card Master Note Trust 2017-2 C, 3.010%, 10/15/2025	599,586	0.0

	Home Equity Asset-Backed Securities: 0.1%
2,996,110 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,437,529	0.0
5,013,887	Freddie Mac Structured Pass Through Certificates T-31 A7, 3.334%, (US0001M + 0.250%), 05/25/2031	4,997,451	0.1
2,797,969 (3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	1,209,326	0.0
141,739 (3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.527%, 12/25/2036	107,012	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities (continued)
511,021	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 3.404%, (US0001M + 0.160%), 02/25/2037	$475,341	0.0
617,947	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 3.544%, (US0001M + 0.230%), 02/25/2037	568,129	0.0
1,265,310 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,243,217	0.0
		11,038,005	0.1
	Other Asset-Backed Securities: 8.8%
9,500,000 (1)	AGL CLO 5 Ltd. 2020-5A A1R, 3.870%, (US0003M + 1.160%), 07/20/2034	9,104,277	0.1
6,750,000 (1)	AIG CLO 2021-1A C, 4.509%, (US0003M + 1.750%), 04/22/2034	6,034,615	0.1
3,000,000 (1)	Aimco CLO 11 Ltd. 2020-11A AR, 3.870%, (US0003M + 1.130%), 10/17/2034	2,867,202	0.0
1,045,311 (1)(3)(5)(8)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
1,850,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 4.433%, (US0003M + 1.950%), 04/14/2029	1,781,056	0.0
10,000,000 (1)	Apidos CLO XXXV 2021-35A C, 4.360%, (US0003M + 1.650%), 04/20/2034	8,793,680	0.1
4,405,500 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	4,187,987	0.1
2,029,500 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	1,895,045	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
975,438 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	$923,784	0.0
2,535,321 (1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	2,391,672	0.0
7,154,000 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	6,085,872	0.1
3,890,000 (1)	Babson CLO Ltd. 2017-1A A2, 4.090%, (US0003M + 1.350%), 07/18/2029	3,783,441	0.0
6,361,000 (1)	Babson CLO Ltd. 2018-3A A2, 4.010%, (US0003M + 1.300%), 07/20/2029	6,256,940	0.1
3,750,000 (1)	Barings Clo Ltd. 2019-4A C, 5.312%, (US0003M + 2.800%), 01/15/2033	3,560,801	0.0
7,902,500 (1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	6,786,130	0.1
6,500,000 (1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 4.860%, (US0003M + 2.150%), 01/20/2032	5,956,282	0.1
13,900,000 (1)	Benefit Street Partners CLO Ltd. 2021-23A A1, 3.863%, (US0003M + 1.080%), 04/25/2034	13,248,257	0.2
4,600,000 (1)	Benefit Street Partners CLO Ltd. 2021-23A C, 4.983%, (US0003M + 2.200%), 04/25/2034	4,169,146	0.1
450,000 (1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.910%, (US0003M + 1.200%), 01/20/2031	433,638	0.0
5,000,000 (1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 3.860%, (US0003M + 1.150%), 04/20/2031	4,736,775	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,550,000 (1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 3.682%, (US0003M + 1.170%), 10/15/2034	$7,217,596	0.1
2,000,000 (1)	BlueMountain CLO 2014-2A A2R2 Ltd., 4.110%, (US0003M + 1.400%), 10/20/2030	1,895,338	0.0
5,350,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 4.512%, (US0003M + 2.000%), 04/15/2034	4,810,554	0.1
6,467,500 (1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	5,796,095	0.1
7,570,000 (1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 3.880%, (US0003M + 1.170%), 07/20/2034	7,229,358	0.1
4,400,000 (1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 4.710%, (US0003M + 2.000%), 07/20/2034	3,815,632	0.1
6,600,000 (1)	California Street CLO IX L.P. 2012-9A CR3, 5.240%, (US0003M + 2.500%), 07/16/2032	6,196,496	0.1
3,250,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.870%, (US0003M + 1.130%), 04/17/2031	3,074,507	0.0
8,900,000 (1)	CARLYLE US CLO 2021-1A A1 Ltd., 3.652%, (US0003M + 1.140%), 04/15/2034	8,548,299	0.1
10,000,000 (1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 4.783%, (US0003M + 2.000%), 07/23/2034	8,955,990	0.1
21,700,000 (1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 3.943%, (US0003M + 1.160%), 07/23/2034	20,637,655	0.3
12,400,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A1R, 3.890%, (US0003M + 1.150%), 10/17/2034	11,864,742	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
11,200,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 4.190%, (US0003M + 1.450%), 10/17/2034	$10,616,950	0.1
37,149	Chase Funding Trust Series 2003-5 2A2, 3.684%, (US0001M + 0.600%), 07/25/2033	34,644	0.0
3,000,000 (1)	CIFC Funding 2019-6A A2 Ltd., 4.490%, (US0003M + 1.750%), 01/16/2033	2,872,740	0.0
1,600,000 (1)	CIFC Funding Ltd. 2022-1A A, 3.801%, (TSFR3M + 1.320%), 04/17/2035	1,543,648	0.0
2,649,850 (1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	2,305,688	0.0
8,395,952 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	7,202,159	0.1
9,944,213 (1)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	8,533,241	0.1
4,607,500 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	4,206,499	0.1
2,376,500 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,218,673	0.0
15,681,500 (1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	12,349,208	0.2
2,550,625 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,357,576	0.0
10,920,000 (1)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	9,447,797	0.1
11,652,500 (1)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	9,330,031	0.1
5,645,250 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	5,242,411	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,409,125 (1)	Driven Brands Funding LLC 2021-1A A2, 2.791%, 10/20/2051	$4,270,453	0.1
2,250,125 (1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,149,255	0.0
6,400,000 (1)	Dryden 49 Senior Loan Fund 2017-49A CR, 4.790%, (US0003M + 2.050%), 07/18/2030	5,999,898	0.1
11,400,000 (1)	Dryden 75 CLO Ltd. 2019-75A CR2, 4.312%, (US0003M + 1.800%), 04/15/2034	10,234,282	0.1
8,000,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.960%, (US0003M + 1.250%), 01/20/2030	7,587,848	0.1
4,217,400 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	4,084,401	0.1
4,750,000 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	4,655,000	0.1
3,408,329 (1)	Helios Issuer LLC 2021-A A4, 1.800%, 02/20/2048	2,747,575	0.0
4,270,630 (1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	3,897,293	0.1
600,350 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	588,585	0.0
568,878 (1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	550,732	0.0
1,430,950 (1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	1,372,295	0.0
3,505,612 (1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	3,099,040	0.0
2,533,435 (1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	2,162,190	0.0
6,000,000 (1)	Kayne CLO 6 Ltd. 2019-6A A2, 4.560%, (US0003M + 1.850%), 01/20/2033	5,802,084	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,130,000 (1)	Kayne CLO I Ltd. 2018-1A CR, 4.262%, (US0003M + 1.750%), 07/15/2031	$6,634,272	0.1
6,000,000 (1)	LCM 26A A2 Ltd., 3.960%, (US0003M + 1.250%), 01/20/2031	5,703,594	0.1
5,000,000 (1)	LCM XVIII L.P. 18A A2R, 3.930%, (US0003M + 1.220%), 04/20/2031	4,739,330	0.1
11,900,000 (1)	LCM XXIV Ltd. 24A CR, 4.610%, (US0003M + 1.900%), 03/20/2030	10,929,079	0.1
8,840,312 (1)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	7,052,159	0.1
6,150,000 (1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 4.738%, (US0003M + 2.000%), 04/19/2033	5,717,403	0.1
6,250,000 (1)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 3.912%, (US0003M + 1.400%), 10/15/2032	5,947,825	0.1
1,400,000 (1)	Madison Park Funding XXVII Ltd. 2018-27A B, 4.510%, (US0003M + 1.800%), 04/20/2030	1,299,190	0.0
696,693 (1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	695,497	0.0
2,068,358 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	2,056,826	0.0
1,100,000 (1)(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,044,786	0.0
3,200,000 (1)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	2,997,349	0.0
2,482,000 (1)(3)	Mill City Mortgage Trust 2015-2 B2, 3.642%, 09/25/2057	2,253,604	0.0
738,460 (1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	699,297	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,779,239 (1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	$3,441,305	0.0
2,719,964 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,531,421	0.0
4,441,149 (1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	4,115,467	0.1
1,134,769 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,076,748	0.0
3,202,853 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	2,784,170	0.0
4,278,947 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	3,769,090	0.0
8,448,700 (1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	7,070,746	0.1
3,683,950 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	2,906,686	0.0
1,638,515 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,512,593	0.0
2,000,000 (1)	Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A A, 3.598%, (TSFR3M + 1.300%), 04/14/2035	1,918,764	0.0
5,750,000 (1)	Oak Hill Credit Partners 2021-8A C, 4.640%, (US0003M + 1.900%), 01/18/2034	5,235,438	0.1
3,500,000 (1)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 4.562%, (US0003M + 2.050%), 07/15/2029	3,282,391	0.0
4,060,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.088%, (US0003M + 1.350%), 07/19/2030	3,863,025	0.1
6,000,000 (1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 4.655%, (US0003M + 1.750%), 02/14/2031	5,507,898	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,830,000 (1)	OHA Credit Funding 2019-3A AR Ltd., 3.850%, (US0003M + 1.140%), 07/02/2035	$7,556,717	0.1
10,250,000 (1)	OHA Credit Funding 2020-6A AR Ltd., 3.850%, (US0003M + 1.140%), 07/20/2034	9,838,545	0.1
6,650,000 (1)	OHA Credit Funding 4 Ltd. 2019-4A AR, 3.909%, (US0003M + 1.150%), 10/22/2036	6,388,462	0.1
7,000,000 (1)	OHA Credit Funding 7 Ltd. 2020-7A AR, 3.853%, (TSFR3M + 1.300%), 02/24/2037	6,724,494	0.1
6,700,000 (1)	OHA Credit Funding 9 Ltd. 2021-9A C, 4.638%, (US0003M + 1.900%), 07/19/2035	6,061,859	0.1
10,700,000 (1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 4.784%, (US0003M + 1.800%), 02/20/2034	9,675,015	0.1
1,960,751 (1)	Pagaya AI Debt Selection Trust 2021-3 A, 1.150%, 05/15/2029	1,900,534	0.0
3,007,933 (1)	Pagaya AI Debt Selection Trust 2021-HG1 A, 1.220%, 01/16/2029	2,836,207	0.0
7,734,793 (1)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	7,426,180	0.1
5,800,000 (1)	Palmer Square CLO 2021-1A B Ltd., 4.410%, (US0003M + 1.700%), 04/20/2034	5,223,532	0.1
7,550,000 (1)	Palmer Square CLO 2021-3A A2 Ltd., 3.912%, (US0003M + 1.400%), 01/15/2035	7,211,911	0.1
164,578 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.499%, 01/25/2036	160,914	0.0
4,911,125 (1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	4,485,948	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
9,150,000 (1)	Rockland Park CLO Ltd. 2021-1A C, 4.610%, (US0003M + 1.900%), 04/20/2034	$8,284,364	0.1
2,100,786 (1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	2,091,268	0.0
1,300,000 (1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	1,291,445	0.0
2,350,000 (1)	SoFi Consumer Loan Program 2021-1 C Trust, 1.610%, 09/25/2030	2,126,902	0.0
7,147,917 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	6,510,422	0.1
3,960,000 (1)	Sonic Capital LLC 2021-1A A2II, 2.636%, 08/20/2051	2,849,620	0.0
18,000,000 (1)	Sound Point Clo XVI Ltd. 2017-2A CR, 4.983%, (US0003M + 2.200%), 07/25/2030	16,609,842	0.2
9,950,000 (1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 5.083%, (US0003M + 2.300%), 04/25/2034	8,767,831	0.1
7,610,338 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	6,013,746	0.1
9,470,977 (1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	7,745,235	0.1
4,573,591 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	4,292,152	0.1
4,531,760 (1)	Sunrun Jupiter Issuer 2022-1A A LLC, 4.750%, 07/30/2057	4,123,323	0.1
3,917,370 (1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	3,569,253	0.0
8,450,000 (1)	Symphony CLO XXVI Ltd. 2021-26A CR, 4.710%, (US0003M + 2.000%), 04/20/2033	7,524,125	0.1
5,919,375 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	5,506,215	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
13,101,000 (1)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	$9,979,758	0.1
5,000,000 (1)	TCW CLO 2017-1A A2RR Ltd., 4.256%, (US0003M + 1.450%), 10/29/2034	4,704,955	0.1
13,150,000 (1)	TCW CLO 2021-1A C Ltd., 4.610%, (US0003M + 1.900%), 03/18/2034	11,901,539	0.2
6,302,000 (1)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	5,208,683	0.1
5,371,000 (1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	4,552,604	0.1
1,400,000 (1)(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.371%, 11/25/2060	1,334,065	0.0
2,640,000 (1)(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.034%, 11/25/2057	2,511,735	0.0
4,346,000 (1)(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,161,900	0.1
3,200,000 (1)(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	2,991,778	0.0
2,200,000 (1)(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,058,147	0.0
4,500,000 (1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	4,119,314	0.1
10,949,875 (1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	9,212,276	0.1
3,514,725 (1)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,136,994	0.0
8,492,500 (1)	Wendy’s Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	6,671,352	0.1
10,000,000 (1)	Wind River 2021-1A C CLO Ltd., 4.660%, (US0003M + 1.950%), 04/20/2034	8,946,120	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
15,691,500 (1)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	$12,890,266	0.2
		684,464,558	8.8
	Student Loan Asset-Backed Securities: 1.2%
273,731 (1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	271,328	0.0
876,475 (1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	809,880	0.0
1,245,082 (1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	1,182,767	0.0
77,997 (1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	67,603	0.0
1,924,708 (1)	Commonbond Student Loan Trust 2018-CGS A2, 3.884%, (US0001M + 0.800%), 02/25/2046	1,909,413	0.0
3,876,685 (1)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	3,452,601	0.1
1,970,912 (1)(3)	ELFI Graduate Loan Program 2021-A B LLC, 2.090%, 12/26/2046	1,689,012	0.0
452,715 (1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	429,208	0.0
6,000,072 (1)	Laurel Road Prime Student Loan Trust 2020-A AFX, 1.400%, 11/25/2050	5,437,719	0.1
3,159,424 (1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	2,856,942	0.0
3,732,878 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	3,338,313	0.1
1,850,000 (1)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	1,281,983	0.0
2,700,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,294,433	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
1,450,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	$1,327,496	0.0
15,301,960 (1)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	13,675,567	0.2
3,680,573 (1)(3)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,490,758	0.1
3,000,000 (1)(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,794,729	0.0
3,900,000 (1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,697,487	0.1
3,250,000 (1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	3,079,037	0.0
8,000,000 (1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	7,469,148	0.1
4,917,553 (1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	4,776,741	0.1
5,800,000 (1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	5,406,835	0.1
2,285,481 (1)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	2,216,442	0.0
6,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	5,380,405	0.1
3,000,000 (1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,591,605	0.0
9,121,801 (1)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	8,285,909	0.1
		89,213,361	1.2
	Total Asset-Backed Securities (Cost $889,023,996)	805,393,528	10.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.4%
5,310,000 (1)(9)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	$5,302,051	0.1
4,656,000 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	3,705,729	0.1
31,567,804 (3)(5)	BANK 2017-BNK4 XA, 1.488%, 05/15/2050	1,443,937	0.0
167,655,000 (3)(5)	BANK 2017-BNK8 XB, 0.219%, 11/15/2050	1,415,067	0.0
3,600,000 (1)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	2,533,639	0.0
183,402,894 (3)(5)	BANK 2018-BNK14 XA, 0.643%, 09/15/2060	3,889,654	0.1
19,110,000 (1)(3)(5)	BANK 2018-BNK14 XD, 1.762%, 09/15/2060	1,445,938	0.0
23,881,527 (3)(5)	Bank 2019-BNK16 XA, 1.103%, 02/15/2052	1,041,709	0.0
99,543,718 (3)(5)	Bank 2019-BNK19 XA, 1.085%, 08/15/2061	4,881,584	0.1
6,177,371 (3)(5)	BANK 2020-BNK30 XA, 1.424%, 12/15/2053	443,795	0.0
92,840,000 (1)(3)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	1,455,499	0.0
8,200,000 (1)	BBCMS Trust 2021-AGW E, 5.968%, (US0001M + 3.150%), 06/15/2036	7,601,071	0.1
20,333,579 (3)(5)	BBCMS Trust 2021-C10 XA, 1.424%, 07/15/2054	1,514,423	0.0
10,920,000 (3)(5)	BBCMS Trust 2022-C17 XA, 1.152%, 09/15/2055	896,797	0.0
52,735,108 (3)(5)	Benchmark 2019-B12 XA Mortgage Trust, 1.170%, 08/15/2052	2,302,262	0.0
36,179,836 (3)(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.200%, 03/15/2052	1,774,015	0.0
92,469,480 (3)(5)	Benchmark 2020-B17 XA Mortgage Trust, 1.539%, 03/15/2053	5,751,583	0.1
110,074,389 (3)(5)	Benchmark 2020-B19 XA Mortgage Trust, 1.886%, 09/15/2053	8,769,368	0.1
60,047,946 (3)(5)	Benchmark 2020-B20 XA Mortgage Trust, 1.734%, 10/15/2053	4,836,157	0.1
47,515,442 (3)(5)	Benchmark 2020-B21 xa Mortgage Trust, 1.566%, 12/17/2053	3,784,051	0.1
4,952,861 (3)(5)	Benchmark 2021-B28 XA Mortgage Trust, 1.398%, 08/15/2054	366,064	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
11,041,000 (1)(9)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	$7,260,668	0.1
8,000,000 (1)(3)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.207%, 05/25/2052	5,962,185	0.1
5,414,000 (1)(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.518%, 05/25/2052	4,220,944	0.1
4,000,000 (1)	BX Commercial Mortgage Trust 2021-IRON E, 5.168%, (US0001M + 2.350%), 02/15/2038	3,762,294	0.1
10,000,000 (1)	Cascade Funding Mortgage Trust 2021-FRR1 AK99, 5.740%, 09/29/2029	6,697,050	0.1
76,797,324 (3)(5)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.172%, 11/15/2050	3,020,704	0.0
21,032,597 (3)(5)	CD 2016-CD1 Mortgage Trust XA, 1.503%, 08/10/2049	807,334	0.0
45,113,000 (1)(3)(5)	CD 2016-CD1 Mortgage Trust XB, 0.830%, 08/10/2049	1,005,343	0.0
27,235,437 (3)(5)	CD 2017-CD4 Mortgage Trust XA, 1.383%, 05/10/2050	1,152,959	0.0
36,243,907 (3)(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.052%, 07/10/2049	1,871,454	0.0
75,438,254 (3)(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.224%, 10/12/2050	2,946,075	0.0
39,206,444 (3)(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.019%, 09/15/2050	1,301,266	0.0
71,281,975 (3)(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.835%, 06/10/2051	2,233,400	0.0
1,149,452 (3)(5)	COMM 2012-CR2 XA, 1.276%, 08/15/2045	2	0.0
12,120,434 (3)(5)	COMM 2012-CR4 XA, 1.700%, 10/15/2045	31,267	0.0
27,260,000 (1)(3)(5)	COMM 2012-CR4 XB, 0.700%, 10/15/2045	236,801	0.0
4,640,000 (1)(3)	COMM 2013-CR10 E Mortgage Trust, 5.031%, 08/10/2046	4,334,341	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,645,000 (1)(3)	COMM 2013-CR10 F Mortgage Trust, 5.031%, 08/10/2046	$8,697,655	0.1
94,335,188 (1)(3)(5)	COMM 2015-PC1 XA, 0.550%, 07/10/2050	764,969	0.0
56,783,372 (3)(5)	COMM 2016-CR28 XA, 0.710%, 02/10/2049	1,004,776	0.0
33,315,032 (3)(5)	COMM 2017-COR2 XA, 1.309%, 09/10/2050	1,450,981	0.0
8,261,000 (1)(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	6,981,458	0.1
4,340,000 (1)(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.315%, 11/15/2050	3,306,660	0.0
8,000,000 (1)	CSWF 2021-SOP2 E, 6.185%, (US0001M + 3.367%), 06/15/2034	7,409,780	0.1
616,693 (1)(8)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	611,569	0.0
15,666,871	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	2,197,303	0.0
10,376,611 (1)(3)(5)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	585,582	0.0
23,387,319 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	2,291,491	0.0
68,632,737 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.699%, 04/25/2030	6,241,063	0.1
18,357 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K118 X1, 1.053%, 09/25/2030	1,060	0.0
101,156,677 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 1.025%, 09/25/2030	5,709,161	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
41,009,462 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.865%, 12/25/2030	$1,943,914	0.0
13,325,427 (3)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.630%, 05/25/2035	1,755,041	0.0
76,379,253 (3)(5)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.524%, 04/25/2030	1,627,325	0.0
3,938,684 (1)	FREMF 2019-KBF3 C Mortgage Trust, 7.303%, (US0001M + 4.750%), 01/25/2029	3,857,744	0.1
5,000,000 (1)(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.951%, 02/27/2050	4,728,508	0.1
5,000,000 (1)(3)(10)	FRR Re-REMIC Trust 2018-C1 C725, 0.000%, 02/27/2050	4,437,973	0.1
8,971,340 (1)(3)(10)	FRR Re-REMIC Trust 2018-C1 CK43, 0.830%, 02/27/2048	7,274,373	0.1
10,325,000 (1)(3)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.740%, 09/27/2051	8,946,473	0.1
11,599,000 (1)(3)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	8,822,528	0.1
8,825,000 (1)(9)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	7,383,423	0.1
10,728,000 (1)(9)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	8,699,218	0.1
8,727,000 (1)(3)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	7,137,960	0.1
7,409,000 (1)(9)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	4,545,260	0.1
8,821,000 (1)(9)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	7,058,077	0.1
8,724,000 (1)(9)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	6,730,292	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
12,584,000 (1)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.050%, 11/29/2050	$9,360,950	0.1
15,763,000 (1)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.320%, 11/29/2050	10,876,996	0.1
18,282,000 (1)(3)(5)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	14,128,534	0.2
12,445,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.000%, 01/29/2052	9,409,376	0.1
13,548,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	8,769,199	0.1
7,076,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 C728, 0.000%, 08/27/2050	6,102,618	0.1
7,212,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	5,865,687	0.1
8,725,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 CK61, 0.000%, 11/27/2049	6,123,736	0.1
6,092,000 (1)(3)(5)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.410%, 01/29/2052	4,217,304	0.1
7,095,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 CK89, 0.000%, 01/27/2052	4,199,507	0.1
7,080,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 D728, 0.000%, 01/29/2052	5,910,072	0.1
9,559,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.000%, 12/27/2045	9,289,214	0.1
5,698,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	4,747,710	0.1
7,208,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	5,635,526	0.1
2,380,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.000%, 12/27/2045	2,298,793	0.0
3,796,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.000%, 01/29/2052	3,072,770	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,400,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.918%, (US0001M + 2.100%), 07/15/2035	$3,462,956	0.0
43,282,578 (3)(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.175%, 11/10/2046	297,243	0.0
54,100,757 (3)(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.094%, 06/10/2047	546,696	0.0
57,965,595 (3)(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.693%, 11/10/2049	1,045,772	0.0
68,331,324 (3)(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.163%, 05/10/2050	2,559,179	0.0
77,724,820 (3)(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.114%, 02/10/2052	3,464,568	0.0
2,400,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 E, 5.742%, 07/15/2046	2,396,176	0.0
7,345,454 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 E, 3.744%, 12/15/2046	6,643,782	0.1
78,247,971 (3)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.723%, 12/15/2049	1,445,827	0.0
6,363,797 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.357%, 11/15/2045	6,088,292	0.1
6,470,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	5,144,404	0.1
8,235,669 (3)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.785%, 04/15/2047	48,591	0.0
1,157,928 (3)(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.091%, 10/15/2048	18,407	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
589,782 (1)	Life 2021-BMR F Mortgage Trust, 5.168%, (US0001M + 2.350%), 03/15/2038	$542,643	0.0
37,029,897 (1)(3)(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.945%, 03/10/2050	814,154	0.0
3,000,000 (1)	MBRT 2019-MBR H1, 7.068%, (US0001M + 4.000%), 11/15/2036	2,823,851	0.0
2,100,000 (1)	Med Trust 2021-MDLN F, 6.818%, (US0001M + 4.000%), 11/15/2038	1,942,323	0.0
3,000,000 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.695%, 11/15/2045	2,658,000	0.0
4,340,000 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 5.059%, 11/15/2046	3,985,649	0.1
65,989,462 (3)(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.102%, 12/15/2047	985,751	0.0
14,914,000 (1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	16,099,223	0.2
31,683,257 (3)(5)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.347%, 06/15/2054	2,057,192	0.0
38,343,448 (3)(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 1.013%, 12/15/2050	1,370,151	0.0
16,840,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.950%, 03/28/2049	13,099,175	0.2
14,290,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.470%, 11/08/2049	11,859,064	0.2
21,500,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.314%, 03/01/2050	17,468,770	0.2
5,260,000 (1)(9)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	3,901,620	0.1
6,590,000 (1)(9)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	4,651,066	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,190,000 (1)(9)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	$4,225,708	0.1
1,366,094 (1)(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.704%, 11/15/2044	1,361,996	0.0
12,946,000 (1)(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.365%, 03/15/2045	11,989,287	0.2
3,920,000 (1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	3,557,467	0.0
2,000,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	1,750,895	0.0
72,885,715 (3)(5)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.938%, 11/15/2047	967,106	0.0
	Total Commercial Mortgage-Backed Securities (Cost $536,070,367)	495,481,073	6.4
SOVEREIGN BONDS: 0.6%
1,000,000	Colombia Government International Bond, 3.125%, 04/15/2031	695,164	0.0
350,000	Colombia Government International Bond, 3.875%, 04/25/2027	297,636	0.0
4,340,000 (1)	Hungary Government International Bond, 5.250%, 06/16/2029	3,934,045	0.1
0 (3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	0	—
3,000,000	Mexico Government International Bond, 3.750%, 04/19/2071	1,747,636	0.0
1,750,000	Mexico Government International Bond, 3.771%, 05/24/2061	1,038,902	0.0
1,375,000	Mexico Government International Bond, 4.280%, 08/14/2041	1,003,526	0.0
2,500,000 (1)	Morocco Government International Bond, 2.375%, 12/15/2027	2,060,197	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
1,450,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	$833,446	0.0
600,000 (1)	Morocco Government International Bond, 4.250%, 12/11/2022	598,461	0.0
3,400,000	Oman Government International Bond, 6.000%, 08/01/2029	3,175,593	0.1
1,625,000 (1)	Oman Government International Bond, 7.375%, 10/28/2032	1,627,350	0.0
3,000,000 (2)	Panama Government International Bond, 3.298%, 01/19/2033	2,320,005	0.1
3,375,000	Peruvian Government International Bond, 1.862%, 12/01/2032	2,377,351	0.1
2,525,000	Peruvian Government International Bond, 2.780%, 12/01/2060	1,379,305	0.0
10,375,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	8,600,356	0.1
EUR 2,050,000 (1)	Romanian Government International Bond, 2.625%, 12/02/2040	1,033,109	0.0
4,900,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	3,553,127	0.1
3,600,000 (4)	Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	1,800,000	0.0
2,600,000 (4)	Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	1,300,000	0.0
2,450,000 (1)(2)	Saudi Government International Bond, 3.450%, 02/02/2061	1,669,888	0.0
500,000 (4)	Ukraine Government International Bond, 7.375%, 09/25/2034	95,000	0.0
1,500,000 (4)	Ukraine Government International Bond, 7.750%, 09/01/2025	363,750	0.0
10,400,000 (4)	Ukraine Government International Bond, 7.750%, 09/01/2027	2,158,000	0.0
1,890,000 (4)	Ukraine Government International Bond, 7.750%, 09/01/2028	401,625	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
850,000 (4)	Ukraine Government International Bond, 7.750%, 09/01/2029	$182,750	0.0
389,000 (4)	Ukraine Government International Bond, 9.750%, 11/01/2030	87,914	0.0
	Total Sovereign Bonds (Cost $73,048,422)	44,334,136	0.6
PURCHASED OPTIONS(11): 0.0%
	Total Purchased Options (Cost $3,242,572)	2,288,872	0.0
	Total Long-Term Investments (Cost $9,288,898,756)	8,244,989,456	106.1
SHORT-TERM INVESTMENTS: 8.0%
	Commercial Paper: 4.7%
25,000,000	American Electric Power Co., Inc., 3.390%, 10/06/2022	24,986,071	0.3
44,500,000	American Electric Power Co., Inc., 3.670%, 11/10/2022	44,317,145	0.6
26,000,000	Consolidated Edison Co., 3.480%, 10/17/2022	25,957,961	0.3
30,800,000	Dominion Resources, Inc., 3.530%, 10/24/2022	30,728,647	0.4
3,867,000	Duke Energy Corp., 3.350%, 10/03/2022	3,865,936	0.1
20,000,000	Duke Energy Corp., 3.420%, 10/11/2022	19,979,412	0.3
16,580,000	Duke Energy Corp., 3.420%, 10/11/2022	16,562,932	0.2
425,000	Enbridge (US) Inc., 3.740%, 11/02/2022	423,567	0.0
15,600,000	Entergy Corp., 3.390%, 10/18/2022	15,573,979	0.2
6,089,000	Fiserv, Inc., 3.390%, 10/04/2022	6,086,740	0.1
50,000,000	HP, Inc., 3.440%, 10/17/2022	49,920,076	0.6
50,000,000	HP, Inc., 3.480%, 10/24/2022	49,886,000	0.6
1,492,000	Parker Hannifin Corp., 3.270%, 10/07/2022	1,491,066	0.0
51,850,000	Raytheon Technologies Corp., 3.530%, 10/24/2022	51,729,881	0.7
25,000,000	Virginia Electric and Power Co., 3.210%, 10/04/2022	24,991,219	0.3
	Total Commercial Paper (Cost $366,524,922)	366,500,632	4.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 2.3%
4,814,367 (12)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $4,815,570, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $4,910,654, due 10/11/22-12/20/67)	$4,814,367	0.0
5,265,364 (12)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/22, 3.09%, due 10/03/22 (Repurchase Amount $5,266,701, collateralized by various U.S. Government Agency Obligations, 2.295%-5.500%, Market Value plus accrued interest $5,423,325, due 01/01/25-08/01/52)	5,265,364	0.1
39,017,778 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $39,027,559, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $39,798,135, due 11/01/22-08/20/72)	39,017,778	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
13,783,358 (12)	CF Secured LLC, Repurchase Agreement dated 09/30/22, 2.97%-3.05%, due 10/03/22 (Repurchase Amount $13,786,764, collateralized by various U.S. Government Agency Obligations, 0.000%-7.625%, Market Value plus accrued interest $14,059,026, due 11/15/22-12/20/67)	$13,783,358	0.2
16,187,186 (12)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $16,191,257, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $16,515,170, due 10/15/22-08/15/52)	16,187,186	0.2
6,228,380 (12)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/22, 2.96%, due 10/03/22 (Repurchase Amount $6,229,895, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,352,949, due 10/04/22-05/15/52)	6,228,380	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
11,698,131 (12)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $11,701,092, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $11,935,156, due 11/01/22-08/20/72)	$11,698,131	0.1
51,537,772 (12)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $51,550,649, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $52,568,528, due 08/15/25-08/20/52)	51,537,772	0.7
28,615,567 (12)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $28,622,717, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $29,188,587, due 10/15/24-02/15/51)	28,615,567	0.4
	Total Repurchase Agreements (Cost $177,147,903)	177,147,903	2.3

	Certificates of Deposit: 0.1%
5,000,000	Mitsubishi UFJ, 2.990%, 10/06/2022 (Cost $4,998,161)	4,997,541	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits: 0.7%
5,520,000 (12)	Barclays Bank PLC, 3.100%, 10/03/2022	$5,520,000	0.1
4,560,000 (12)	Canadian Imperial Bank of Commerce, 3.000%, 10/03/2022	4,560,000	0.0
5,030,000 (12)	Credit Agricole, 3.100%, 10/03/2022	5,030,000	0.0
5,100,000 (12)	Landesbank Baden-Wurttemberg, 3.100%, 10/03/2022	5,100,000	0.1
5,100,000 (12)	Mizuho Bank Ltd., 3.100%, 10/03/2022	5,100,000	0.1
4,430,000 (12)	National Australia Bank Ltd., 3.100%, 10/03/2022	4,430,000	0.0
5,710,000 (12)	Royal Bank of Canada, 3.100%, 10/03/2022	5,710,000	0.1
5,730,000 (12)	Skandinaviska Enskilda Banken AB, 3.100%, 10/03/2022	5,730,000	0.1
4,580,000 (12)	Societe Generale, 3.100%, 10/03/2022	4,580,000	0.0
5,690,000 (12)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	5,690,000	0.1
5,540,000 (12)	Toronto-Dominion Bank, 3.100%, 10/03/2022	5,540,000	0.1
	Total Time Deposits
	(Cost $56,990,000)	56,990,000	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
18,644,000 (13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930% (Cost $18,644,000)	18,644,000	0.2
	Total Short-Term Investments (Cost $624,304,986)	624,280,076	8.0
	Total Investments in Securities (Cost $9,913,203,742)	$8,869,269,532	114.1
	Liabilities in Excess of Other Assets	(1,097,358,553)	(14.1)
	Net Assets	$7,771,910,979	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2022.

(4)
Defaulted security.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(7)
Represents or includes a TBA transaction.

(8)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(9)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2022.

(11)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of September 30, 2022.

Currency Abbreviations:
EUR
EU Euro

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

SOFR30A
30-day Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of September 30, 2022 (as a percentage of net assets)

Corporate Bonds/Notes	32.3%
U.S. Government Agency Obligations	27.6%
Collateralized Mortgage Obligations	16.5%
U.S. Treasury Obligations	12.3%
Asset-Backed Securities	10.4%
Commercial Mortgage-Backed Securities	6.4%
Sovereign Bonds	0.6%
Purchased Options	0.0%^
Liabilities in Excess of Other Assets*	(6.1)%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Purchased Options	$—	$2,288,872	$—	$2,288,872
Corporate Bonds/Notes	—	2,509,794,602	—	2,509,794,602
Collateralized Mortgage Obligations	—	1,283,789,936	—	1,283,789,936
Asset-Backed Securities	—	805,393,528	—	805,393,528
U.S. Government Agency Obligations	—	2,148,199,800	—	2,148,199,800
Commercial Mortgage-Backed Securities	—	494,869,504	611,569	495,481,073
Sovereign Bonds	—	44,334,136	—	44,334,136
U.S. Treasury Obligations	—	955,707,509	—	955,707,509
Certificates of Deposit	—	4,997,541	—	4,997,541
Short-Term Investments	18,644,000	600,638,535	—	619,282,535
Total Investments, at fair value	$18,644,000	$8,850,013,963	$611,569	$8,869,269,532
Other Financial Instruments+
Centrally Cleared Swaps	—	5,917,358	—	5,917,358
Forward Foreign Currency Contracts	—	234,791	—	234,791
Forward Premium Swaptions	—	232,928	—	232,928
Futures	11,278,886	—	—	11,278,886
Total Assets	$29,922,886	$8,856,399,040	$611,569	$8,886,933,495
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(61,651)	$—	$(61,651)
Forward Premium Swaptions	—	(126,122)	—	(126,122)
Futures	(21,524,204)	—	—	(21,524,204)
Total Liabilities	$(21,524,204)	$(187,773)	$—	$(21,711,977)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2022, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 2,287,408	USD 2,303,897	Barclays Bank PLC	10/07/22	$(61,651)
USD 4,835,485	EUR 4,693,360	Morgan Stanley Capital Services LLC	10/07/22	234,791
				$173,140
At September 30, 2022, the following futures contracts were outstanding for Voya Intermediate Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	191	12/30/22	$39,229,610	$31,229
U.S. Treasury Ultra Long Bond	1,574	12/20/22	215,638,000	(20,415,307)
			$254,867,610	$(20,384,078)
Short Contracts:
U.S. Treasury 10-Year Note	(937)	12/20/22	(105,002,562)	(1,108,400)
U.S. Treasury 5-Year Note	(726)	12/30/22	(78,050,672)	741,376
U.S. Treasury Long Bond	(295)	12/20/22	(37,289,844)	(497)
U.S. Treasury Ultra 10-Year Note	(1,724)	12/20/22	(204,267,063)	10,506,281
			$(424,610,141)	$10,138,760
At September 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 38, Version 1	Buy	5.000	06/20/27	USD 125,482,173	$2,840,405	$5,917,358
					$2,840,405	$5,917,358

(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 19,009,400	$942,866	$254,078
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	10/17/22	0.625	USD 320,740,000	2,299,706	2,034,794
					$3,242,572	$2,288,872
At September 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description	Counterparty	Exercise Rate(1)	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 39,935,000	$(6,988,625)	$85,737
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD 66,490,400	(11,768,801)	61,828
Call on 30-Year Interest Rate Swap (Purchased)	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD 21,413,000	(3,854,340)	(32,494)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD 39,935,000	(6,998,609)	85,363
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 61,700,000	(11,106,000)	(93,628)
							$(40,716,375)	$106,806

(1)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(2)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
EUR –  EU Euro
USD –  United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$2,288,872
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	234,791
Interest rate contracts	Unrealized appreciation on forward premium swaptions	232,928
Interest rate contracts	Variation margin receivable on futures contracts**	11,278,886
Credit contracts	Variation margin receivable on centrally cleared swaps**	5,917,358
Total Asset Derivatives		$19,952,835
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$61,651
Interest rate contracts	Unrealized depreciation on forward premium swaptions	126,122
Interest rate contracts	Variation margin payable on futures contracts**	21,524,204
Total Liability Derivatives		$21,711,977

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$8,794,886	$—	$8,794,886
Equity contracts	—	—	(520,262)	—	—	(520,262)
Foreign exchange contracts	59,191	449,770	—	—	4,710,003	5,218,964
Interest rate contracts	—	—	(99,612,354)	(12,452,171)	10,593,025	(101,471,500)
Total	$59,191	$449,770	$(100,132,616)	$(3,657,285)	$15,303,028	$(87,977,912)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$4,876,987	$—	$4,876,987
Foreign exchange contracts	1,139,741	26,951	—	—	(1,968,260)	(801,568)
Interest rate contracts	—	—	(1,801,669)	834,008	514,556	(453,105)
Total	$1,139,741	$26,951	$(1,801,669)	$5,710,995	$(1,453,704)	$3,622,314

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2022:
	Barclays Bank PLC	BNP Paribas	Morgan Stanley Capital Services LLC	Nomura International PLC	Totals
Assets:
Purchased options	$—	$254,078	$2,034,794	$—	$2,288,872
Forward foreign currency contracts	—	—	234,791	—	234,791
Forward premium swaptions	232,928	—	—	—	232,928
Total Assets	$232,928	$254,078	$2,269,585	$—	$2,756,591
Liabilities:
Forward foreign currency contracts	$61,651	$—	$—	$—	$61,651
Forward premium swaptions	93,628	—	—	32,494	126,122
Total Liabilities	$155,279	$—	$—	$32,494	$187,773
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of September 30, 2022 (Unaudited) (continued)

	Barclays Bank PLC	BNP Paribas	Morgan Stanley Capital Services LLC	Nomura International PLC	Totals
Net OTC derivative instruments by counterparty, at fair value	$77,649	$254,078	$2,269,585	$(32,494)	$2,568,818
Total collateral pledged by the Fund/(Received from counterparty)	$—	$(254,078)	$(490,000)	$32,494	$(711,584)
Net Exposure(1)(2)	$77,649	$—	$1,779,585	$—	$1,857,234

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At September 30, 2022, the Fund had pledged $740,000 and $260,000 in cash collateral to Barclays Bank PLC and Nomura International PLC, respectively. In addition, the Fund had received $290,000 in cash collateral from BNP Paribas. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $9,926,737,818.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$32,646,585
Gross Unrealized Depreciation	(1,097,272,396)
Net Unrealized Depreciation	$(1,064,625,811)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 39.7%
	Basic Materials: 0.6%
350,000	Albemarle Corp., 4.650%, 06/01/2027	$336,025	0.1
300,000	Freeport-McMoRan, Inc., 3.875%, 03/15/2023	298,555	0.1
600,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	591,579	0.1
227,000	Nucor Corp., 2.000%, 06/01/2025	209,780	0.0
1,007,000	Nutrien Ltd., 3.150%, 10/01/2022	1,007,000	0.3
		2,442,939	0.6
	Communications: 1.8%
230,000	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	227,069	0.1
160,000	AMC Networks, Inc., 5.000%, 04/01/2024	152,854	0.0
351,000	AT&T, Inc., 1.700%, 03/25/2026	312,456	0.1
501,000	Bell Telephone Co. of Canada or Bell Canada/The, 0.750%, 03/17/2024	471,967	0.1
759,000	British Telecommunications PLC, 4.500%, 12/04/2023	752,551	0.2
425,000	DISH DBS Corp., 5.875%, 11/15/2024	379,914	0.1
400,000	Fox Corp., 3.050%, 04/07/2025	381,432	0.1
626,000	Fox Corp., 4.030%, 01/25/2024	618,711	0.2
523,000 (1)	Meta Platforms, Inc., 3.500%, 08/15/2027	489,593	0.1
75,000	Motorola Solutions, Inc., 4.000%, 09/01/2024	73,576	0.0
671,000 (1)	NTT Finance Corp., 0.583%, 03/01/2024	633,076	0.2
423,000 (1)	NTT Finance Corp., 4.142%, 07/26/2024	417,558	0.1
527,000 (1)	Sky Ltd., 3.750%, 09/16/2024	514,560	0.1
386,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	345,925	0.1
600,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	544,434	0.1
300,000 (1)	Univision Communications, Inc., 5.125%, 02/15/2025	285,268	0.1
416,000	Verizon Communications, Inc., 0.850%, 11/20/2025	365,059	0.1
		6,966,003	1.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 4.4%
325,000 (1)	7-Eleven, Inc., 0.950%, 02/10/2026	$280,640	0.1
577,210	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	469,651	0.1
45,719	American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	35,814	0.0
1,067,971	American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	832,551	0.2
544,000	American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	499,724	0.1
450,000 (1)	Avient Corp., 5.750%, 05/15/2025	434,801	0.1
615,000 (1)	BMW US Capital LLC, 3.250%, 04/01/2025	588,078	0.2
595,000 (1)(2)	BMW US Capital LLC, 3.900%, 04/09/2025	578,015	0.1
870,000 (1)	Daimler Trucks Finance North America LLC, 3.500%, 04/07/2025	826,766	0.2
400,000 (1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	381,500	0.1
317,992	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	310,626	0.1
160,000	Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	151,548	0.0
121,254	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	101,775	0.0
500,000	Ford Motor Credit Co. LLC, 4.389%, 01/08/2026	453,354	0.1
400,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	392,702	0.1
861,000	General Motors Financial Co., Inc., 1.700%, 08/18/2023	835,710	0.2
478,000	General Motors Financial Co., Inc., 2.350%, 02/26/2027	406,233	0.1
370,000	General Motors Financial Co., Inc., 3.800%, 04/07/2025	352,758	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
439,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	$427,717	0.1
543,000 (1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	466,771	0.1
800,000 (1)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	783,882	0.2
644,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	583,321	0.2
505,000 (1)	Hyundai Capital America, 1.300%, 01/08/2026	437,358	0.1
900,000 (1)	International Game Technology PLC, 4.125%, 04/15/2026	823,738	0.2
800,000	Lennar Corp., 4.500%, 04/30/2024	785,712	0.2
227,000	Lowe’s Cos, Inc., 3.350%, 04/01/2027	210,566	0.1
900,000 (1)	Mattel, Inc., 3.375%, 04/01/2026	804,333	0.2
490,200 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	480,710	0.1
1,002,000	Ross Stores, Inc., 4.600%, 04/15/2025	993,526	0.3
900,000 (1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	882,258	0.2
400,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 06/15/2024	392,626	0.1
11,698	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	11,080	0.0
159,473	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	154,604	0.0
677,000 (1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	606,557	0.2
600,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	588,654	0.2
		17,365,659	4.4
	Consumer, Non-cyclical: 3.6%
939,000	AbbVie, Inc., 2.600%, 11/21/2024	894,275	0.2
683,000	Altria Group, Inc., 2.350%, 05/06/2025	633,349	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
390,000	AmerisourceBergen Corp., 0.737%, 03/15/2023	$383,801	0.1
598,000	BAT International Finance PLC, 1.668%, 03/25/2026	517,587	0.1
466,000	Baxter International, Inc., 1.322%, 11/29/2024	430,626	0.1
363,000	Boston Scientific Corp., 1.900%, 06/01/2025	334,037	0.1
494,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	444,852	0.1
194,000 (1)	Cargill, Inc., 3.500%, 04/22/2025	187,326	0.1
237,000 (1)	Cargill, Inc., 3.625%, 04/22/2027	225,464	0.1
800,000	Cigna Corp., 1.250%, 03/15/2026	701,569	0.2
283,000 (1)	CSL Finance PLC, 3.850%, 04/27/2027	268,188	0.1
566,000 (1)	Element Fleet Management Corp., 3.850%, 06/15/2025	536,326	0.1
1,000,000	Elevance Health, Inc., 2.375%, 01/15/2025	944,743	0.2
829,000	Global Payments, Inc., 1.200%, 03/01/2026	714,380	0.2
900,000	HCA, Inc., 5.875%, 02/15/2026	888,805	0.2
541,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	492,604	0.1
483,000	Illumina, Inc., 0.550%, 03/23/2023	473,104	0.1
539,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	520,660	0.1
998,000 (1)	Mylan, Inc., 3.125%, 01/15/2023	992,858	0.3
203,000	Mylan, Inc., 4.200%, 11/29/2023	200,641	0.1
535,000	PerkinElmer, Inc., 0.850%, 09/15/2024	496,578	0.1
144,000	RELX Capital, Inc., 3.500%, 03/16/2023	143,113	0.0
906,000	Royalty Pharma PLC, 0.750%, 09/02/2023	868,015	0.2
504,000 (1)	S&P Global, Inc., 2.450%, 03/01/2027	452,481	0.1
1,049,000 (1)	Triton Container International Ltd., 1.150%, 06/07/2024	956,152	0.3
594,000	Viatris, Inc., 1.650%, 06/22/2025	528,729	0.1
		14,230,263	3.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 1.8%
375,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	$330,097	0.1
571,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	521,130	0.1
668,000	Enbridge, Inc., 0.550%, 10/04/2023	639,004	0.2
1,266,000	Energy Transfer L.P., 4.250%, 03/15/2023	1,262,950	0.3
358,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	333,080	0.1
243,000	Equinor ASA, 2.875%, 04/06/2025	232,053	0.1
430,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	372,921	0.1
825,000	Occidental Petroleum Corp., 3.500%, 06/15/2025	800,163	0.2
347,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	343,594	0.1
497,000	Phillips 66, 3.850%, 04/09/2025	482,166	0.1
209,000	Pioneer Natural Resources Co., 0.550%, 05/15/2023	204,005	0.0
449,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	393,022	0.1
202,000 (1)	Southern Natural Gas Co. LLC, 0.625%, 04/28/2023	196,521	0.0
300,000	TransCanada PipeLines Ltd., 1.000%, 10/12/2024	276,716	0.1
801,000	Williams Cos, Inc./The, 4.550%, 06/24/2024	793,733	0.2
		7,181,155	1.8
	Financial: 19.1%
427,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.650%, 10/29/2024	390,481	0.1
604,000	Ally Financial, Inc., 3.875%, 05/21/2024	590,541	0.2
329,000	American Express Co., 2.500%, 07/30/2024	315,375	0.1
394,000	American Tower Corp., 3.650%, 03/15/2027	360,805	0.1
766,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	732,264	0.2
760,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	736,454	0.2
517,000 (1)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	463,057	0.1
400,000 (3)	Banco Bilbao Vizcaya Argentaria SA, 5.862%, 09/14/2026	390,546	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,556,000 (3)	Bank of America Corp., 0.810%, 10/24/2024	$1,480,193	0.4
1,266,000 (3)	Bank of America Corp., 0.976%, 04/22/2025	1,177,579	0.3
1,000,000 (3)	Bank of America Corp., 1.530%, 12/06/2025	915,457	0.2
215,000 (3)	Bank of America Corp., 1.658%, 03/11/2027	186,490	0.0
329,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	301,813	0.1
4,386,000 (3)	Bank of America Corp., 3.004%, 12/20/2023	4,363,248	1.1
502,000 (3)	Bank of America Corp., 3.384%, 04/02/2026	474,441	0.1
82,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	72,916	0.0
437,000 (3)	Bank of America Corp., 3.550%, 03/05/2024	433,665	0.1
341,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	319,947	0.1
514,000 (3)	Bank of America Corp., 4.827%, 07/22/2026	502,867	0.1
206,000 (3)	Bank of New York Mellon Corp./The, 4.414%, 07/24/2026	201,431	0.1
539,000	Bank of Nova Scotia/The, 0.700%, 04/15/2024	505,175	0.1
534,000	Bank of Nova Scotia/The, 1.450%, 01/10/2025	491,246	0.1
735,000	Bank of Nova Scotia/The, 3.450%, 04/11/2025	704,800	0.2
595,000 (1)	BPCE SA, 5.700%, 10/22/2023	588,591	0.2
1,010,000	Brookfield Finance, Inc., 4.000%, 04/01/2024	995,227	0.3
437,000	Canadian Imperial Bank of Commerce, 3.300%, 04/07/2025	417,490	0.1
210,000	Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	202,948	0.1
284,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	241,516	0.1
539,000 (3)	Capital One Financial Corp., 4.166%, 05/09/2025	524,667	0.1
366,000 (3)	Citigroup, Inc., 1.678%, 05/15/2024	358,252	0.1
615,000 (1)	CNO Global Funding, 1.650%, 01/06/2025	565,023	0.1
550,000 (1)(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	487,926	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
457,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	$418,017	0.1
500,000 (1)(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	447,458	0.1
121,000	Credit Suisse AG/New York NY, 2.950%, 04/09/2025	111,414	0.0
1,500,000	Credit Suisse AG/New York NY, 3.625%, 09/09/2024	1,432,785	0.4
338,000 (1)(3)	Danske Bank A/S, 3.773%, 03/28/2025	325,270	0.1
311,000 (1)(3)	Danske Bank A/S, 4.298%, 04/01/2028	277,203	0.1
801,000 (3)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	763,212	0.2
853,000	Discover Financial Services, 3.950%, 11/06/2024	832,154	0.2
561,000 (1)(3)	DNB Bank ASA, 2.968%, 03/28/2025	541,483	0.1
469,000	Equinix, Inc., 1.250%, 07/15/2025	419,874	0.1
859,000	Federal Realty Investment Trust, 3.950%, 01/15/2024	848,886	0.2
1,430,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,320,942	0.3
432,000 (1)	Five Corners Funding Trust, 4.419%, 11/15/2023	428,217	0.1
600,000 (1)	GA Global Funding Trust, 3.850%, 04/11/2025	570,891	0.1
257,000 (3)	Goldman Sachs Group, Inc./The, 0.925%, 10/21/2024	244,030	0.1
319,000 (3)	Goldman Sachs Group, Inc./The, 2.640%, 02/24/2028	277,136	0.1
292,000	Hanover Insurance Group, Inc./The, 4.500%, 04/15/2026	281,705	0.1
300,000 (1)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	241,120	0.1
620,000 (3)	HSBC Holdings PLC, 0.732%, 08/17/2024	591,287	0.2
824,000 (3)	HSBC Holdings PLC, 1.162%, 11/22/2024	779,011	0.2
1,000,000 (3)	HSBC Holdings PLC, 1.645%, 04/18/2026	890,105	0.2
407,000 (3)	HSBC Holdings PLC, 4.180%, 12/09/2025	389,576	0.1
535,000 (3)	ING Groep NV, 4.017%, 03/28/2028	486,400	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
544,000	Intercontinental Exchange, Inc., 4.000%, 09/15/2027	$516,448	0.1
642,000	Jackson Financial, Inc., 1.125%, 11/22/2023	614,100	0.2
1,340,000 (3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	1,241,513	0.3
1,120,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,036,828	0.3
609,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	515,680	0.1
1,411,000 (3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	1,377,917	0.4
897,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	817,796	0.2
32,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	30,022	0.0
528,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	491,461	0.1
1,000,000 (3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	986,702	0.3
17,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	16,057	0.0
297,000	KeyBank NA/Cleveland OH, 4.390%, 12/14/2027	284,773	0.1
664,000 (3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	643,200	0.2
491,000 (3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	473,686	0.1
1,047,000 (1)	LSEGA Financing PLC, 0.650%, 04/06/2024	980,572	0.3
1,024,000	Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	1,016,560	0.3
406,000 (3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	387,406	0.1
404,000 (3)	Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	368,151	0.1
400,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	358,867	0.1
316,000 (3)	Mitsubishi UFJ Financial Group, Inc., 4.788%, 07/18/2025	311,964	0.1
400,000 (3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	382,147	0.1
200,000 (3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	188,017	0.1
1,037,000	Mizuho Financial Group, Inc., 3.627%, (US0003M + 0.630)%, 05/25/2024	1,027,318	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,463,000 (3)	Morgan Stanley, 0.790%, 05/30/2025	$1,347,432	0.3
883,000 (3)	Morgan Stanley, 0.791%, 01/22/2025	827,670	0.2
829,000 (3)	Morgan Stanley, 1.164%, 10/21/2025	755,998	0.2
132,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	112,582	0.0
426,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	372,783	0.1
387,000 (3)	Morgan Stanley, 2.630%, 02/18/2026	360,880	0.1
329,000	Morgan Stanley, 4.000%, 07/23/2025	318,707	0.1
257,000 (3)	Morgan Stanley, 4.679%, 07/17/2026	250,383	0.1
374,000	National Australia Bank Ltd./New York, 3.500%, 06/09/2025	361,020	0.1
487,000	National Bank of Canada, 0.750%, 08/06/2024	449,771	0.1
258,000 (1)(2)	Nationwide Building Society, 1.500%, 10/13/2026	219,706	0.1
1,200,000 (3)	NatWest Group PLC, 2.359%, 05/22/2024	1,172,163	0.3
398,000 (3)	NatWest Group PLC, 4.269%, 03/22/2025	387,221	0.1
900,000	Navient Corp., 6.750%, 06/25/2025	843,817	0.2
403,000 (1)	Nordea Bank Abp, 0.625%, 05/24/2024	375,454	0.1
374,000 (1)	Nordea Bank Abp, 3.600%, 06/06/2025	357,850	0.1
520,000 (1)	Nordea Bank Abp, 5.375%, 09/22/2027	507,494	0.1
804,000	Old Republic International Corp., 4.875%, 10/01/2024	803,284	0.2
600,000	OneMain Finance Corp., 6.875%, 03/15/2025	564,903	0.1
198,000 (1)	Pacific Life Global Funding II, 1.200%, 06/24/2025	178,061	0.0
255,000 (1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	223,722	0.1
600,000	Royal Bank of Canada, 1.150%, 06/10/2025	542,111	0.1
275,000	Royal Bank of Canada, 1.150%, 07/14/2026	237,420	0.1
533,000	Royal Bank of Canada, 1.600%, 01/21/2025	494,080	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
210,000	Royal Bank of Canada, 2.953%, (US0003M + 0.660)%, 10/05/2023	$210,271	0.1
411,000	Royal Bank of Canada, 4.650%, 01/27/2026	400,283	0.1
506,000	Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	481,893	0.1
810,000 (1)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	744,952	0.2
534,000 (1)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	514,261	0.1
544,000 (1)(3)	Societe Generale SA, 2.226%, 01/21/2026	490,790	0.1
1,000,000 (1)(3)	Standard Chartered PLC, 0.991%, 01/12/2025	937,467	0.2
327,000 (1)(3)	Standard Chartered PLC, 2.608%, 01/12/2028	277,157	0.1
572,000 (1)	Standard Chartered PLC, 3.950%, 01/11/2023	568,932	0.1
950,000 (1)	Starwood Property Trust, Inc., 3.625%, 07/15/2026	809,595	0.2
440,000	Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	412,506	0.1
750,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	717,165	0.2
535,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	490,619	0.1
533,000 (1)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	513,093	0.1
1,000,000 (1)	Swedbank AB, 0.600%, 09/25/2023	956,868	0.2
447,000 (1)	Swedbank AB, 3.356%, 04/04/2025	427,719	0.1
535,000 (2)	Toronto-Dominion Bank/The, 0.700%, 09/10/2024	493,195	0.1
533,000	Toronto-Dominion Bank/The, 1.450%, 01/10/2025	493,969	0.1
519,000	Toronto-Dominion Bank/The, 3.766%, 06/06/2025	501,939	0.1
515,000 (1)	UBS AG/London, 0.700%, 08/09/2024	476,089	0.1
1,000,000 (1)(3)	UBS Group AG, 1.008%, 07/30/2024	965,177	0.2
451,000 (1)(3)	UBS Group AG, 4.488%, 05/12/2026	434,904	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
539,000 (1)(3)	UBS Group AG, 4.490%, 08/05/2025	$526,033	0.1
900,000 (1)(2)	VICI Properties L.P. / VICI Note Co., Inc., 3.500%, 02/15/2025	833,036	0.2
700,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	659,615	0.2
200,000 (1)	VICI Properties L.P. / VICI Note Co., Inc., 5.625%, 05/01/2024	196,805	0.1
88,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	81,077	0.0
399,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	372,770	0.1
494,000 (3)	Wells Fargo & Co., 3.908%, 04/25/2026	472,497	0.1
		75,002,981	19.1
	Industrial: 1.8%
430,000	Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	415,595	0.1
600,000	Ball Corp., 4.875%, 03/15/2026	570,015	0.1
830,000	Boeing Co/The, 4.875%, 05/01/2025	810,675	0.2
900,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	813,343	0.2
433,000 (1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	402,416	0.1
665,000	Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	641,527	0.2
136,000 (1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	134,436	0.0
700,000	Republic Services, Inc., 2.500%, 08/15/2024	668,916	0.2
300,000 (1)	Sealed Air Corp., 5.500%, 09/15/2025	286,878	0.1
350,000 (1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	292,008	0.1
426,000	Sonoco Products Co., 2.250%, 02/01/2027	377,869	0.1
829,000	Teledyne Technologies, Inc., 0.950%, 04/01/2024	774,665	0.2
750,000 (1)	TransDigm, Inc., 8.000%, 12/15/2025	761,805	0.2
		6,950,148	1.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: 2.8%
900,000	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	$896,211	0.2
332,000	CGI, Inc., 1.450%, 09/14/2026	287,447	0.1
992,000	Fidelity National Information Services, Inc., 0.600%, 03/01/2024	930,996	0.2
308,000	Fidelity National Information Services, Inc., 4.700%, 07/15/2027	296,930	0.1
941,000	Fiserv, Inc., 2.750%, 07/01/2024	903,283	0.2
954,000	HP, Inc., 2.200%, 06/17/2025	884,078	0.2
514,000	International Business Machines Corp., 4.000%, 07/27/2025	504,350	0.1
308,000	International Business Machines Corp., 6.500%, 01/15/2028	327,837	0.1
505,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	406,242	0.1
900,000	Microchip Technology, Inc., 4.250%, 09/01/2025	870,138	0.2
909,000	NetApp, Inc., 1.875%, 06/22/2025	831,103	0.2
832,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	772,383	0.2
447,000	Oracle Corp., 1.650%, 03/25/2026	392,060	0.1
282,000	Oracle Corp., 2.500%, 04/01/2025	263,020	0.1
570,000	Oracle Corp., 2.650%, 07/15/2026	513,522	0.1
615,000	Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	590,768	0.2
703,000	VMware, Inc., 1.000%, 08/15/2024	651,180	0.2
380,000	VMware, Inc., 1.400%, 08/15/2026	325,449	0.1
262,000	Workday, Inc., 3.500%, 04/01/2027	242,731	0.1
		10,889,728	2.8
	Utilities: 3.8%
467,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	448,886	0.1
360,000	AES Corp./The, 1.375%, 01/15/2026	310,488	0.1
269,000 (1)	AES Corp./The, 3.300%, 07/15/2025	248,387	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
522,000	Alabama Power Co., 3.750%, 09/01/2027	$493,143	0.1
497,000	American Electric Power Co., Inc., 0.750%, 11/01/2023	476,225	0.1
507,000	American Electric Power Co., Inc., 2.031%, 03/15/2024	485,563	0.1
258,000 (1)	Aquarion Co., 4.000%, 08/15/2024	251,531	0.1
152,000	Arizona Public Service Co., 3.350%, 06/15/2024	147,395	0.0
282,000	Avangrid, Inc., 3.200%, 04/15/2025	266,988	0.1
363,000	Black Hills Corp., 1.037%, 08/23/2024	335,554	0.1
955,000 (1)	Dominion Energy, Inc., 2.450%, 01/15/2023	949,792	0.3
524,000 (3)	DTE Energy Co., 4.220%, 11/01/2024	514,400	0.1
418,000	Duke Energy Corp., 4.300%, 03/15/2028	394,017	0.1
930,000 (1)	East Ohio Gas Co/The, 1.300%, 06/15/2025	836,121	0.2
835,000	Entergy Corp., 0.900%, 09/15/2025	735,448	0.2
145,000	Entergy Louisiana LLC, 3.300%, 12/01/2022	144,543	0.0
303,000	Eversource Energy, 2.900%, 03/01/2027	275,388	0.1
478,000	Interstate Power and Light Co., 3.250%, 12/01/2024	461,959	0.1
317,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	304,335	0.1
376,000	National Rural Utilities Cooperative Finance Corp., 1.875%, 02/07/2025	352,301	0.1
536,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	465,855	0.1
327,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	316,554	0.1
443,000 (1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	441,702	0.1
559,000	NiSource, Inc., 0.950%, 08/15/2025	496,694	0.1
377,000 (1)	NRG Energy, Inc., 3.750%, 06/15/2024	362,633	0.1
883,000	OGE Energy Corp., 0.703%, 05/26/2023	859,923	0.2
750,000	PG&E Wildfire Recovery Funding LLC, 3.594%, 06/01/2032	707,281	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
180,000	Public Service Electric and Gas Co., 3.750%, 03/15/2024	$177,266	0.1
255,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	236,674	0.1
1,378,000	Southern Co/The, 0.600%, 02/26/2024	1,297,215	0.3
317,000 (1)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	304,717	0.1
332,000 (1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	322,890	0.1
46,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	45,867	0.0
64,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	63,497	0.0
150,000	Wisconsin Power and Light Co., 2.250%, 11/15/2022	149,591	0.0
		14,680,823	3.8
	Total Corporate Bonds/Notes (Cost $167,061,859)	155,709,699	39.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.2%
180,226	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 5.184%, (US0001M + 2.100)%, 03/25/2031	176,966	0.1
91,303 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 5.184%, (US0001M + 2.100)%, 09/25/2039	91,185	0.0
80,152	Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	73,803	0.0
5,957	Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	5,950	0.0
40,184	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	38,680	0.0
418,522	Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	405,629	0.1
1,038,486	Freddie Mac 3049 XF, 3.168%, (US0001M + 0.350)%, 05/15/2033	1,029,145	0.3
147,374	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	151,634	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
495,243	Freddie Mac REMICS 3255 FA, 3.098%, (US0001M + 0.280)%, 12/15/2036	$487,657	0.1
27,844	Freddie Mac REMICS 3747 FA, 3.318%, (US0001M + 0.500)%, 10/15/2040	27,636	0.0
1,376,756 (1)	Freddie Mac STACR 2019-HQA3 M2, 4.934%, (US0001M + 1.850)%, 09/25/2049	1,351,224	0.4
4,183 (1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 6.684%, (US0001M + 3.600)%, 07/25/2050	4,182	0.0
1,400,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 4.531%, (SOFR30A + 2.250)%, 08/25/2033	1,286,155	0.3
255,360 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2, 4.881%, (SOFR30A + 2.600)%, 11/25/2050	252,680	0.1
800,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 4.581%, (SOFR30A + 2.300)%, 08/25/2033	775,958	0.2
4,240,580	Ginnie Mae 2015-H32 FH, 3.017%, (US0001M + 0.660)%, 12/20/2065	4,215,679	1.1
426,669	Ginnie Mae Series 2010-H03 FA, 3.043%, (US0001M + 0.550)%, 03/20/2060	424,279	0.1
35,420	Ginnie Mae Series 2010-H10 FC, 3.493%, (US0001M + 1.000)%, 05/20/2060	35,440	0.0
2,079,769	Ginnie Mae Series 2010-H11 FA, 3.493%, (US0001M + 1.000)%, 06/20/2060	2,081,765	0.5
260,029	Ginnie Mae Series 2011-H03 FA, 2.857%, (US0001M + 0.500)%, 01/20/2061	258,191	0.1
77,887	Ginnie Mae Series 2011-H05 FA, 2.857%, (US0001M + 0.500)%, 12/20/2060	77,368	0.0
110,531	Ginnie Mae Series 2011-H05 FB, 2.857%, (US0001M + 0.500)%, 12/20/2060	109,683	0.0
559,891	Ginnie Mae Series 2011-H06 FA, 2.807%, (US0001M + 0.450)%, 02/20/2061	555,454	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
60,354	Ginnie Mae Series 2011-H07 FA, 2.857%, (US0001M + 0.500)%, 02/20/2061	$59,941	0.0
127,746	Ginnie Mae Series 2011-H08 FD, 2.857%, (US0001M + 0.500)%, 02/20/2061	126,832	0.0
477,790	Ginnie Mae Series 2011-H08 FG, 2.837%, (US0001M + 0.480)%, 03/20/2061	474,261	0.1
685,221	Ginnie Mae Series 2011-H09 AF, 2.857%, (US0001M + 0.500)%, 03/20/2061	680,897	0.2
51,011	Ginnie Mae Series 2011-H11 FB, 2.857%, (US0001M + 0.500)%, 04/20/2061	50,668	0.0
160,749	Ginnie Mae Series 2012-H18 NA, 2.877%, (US0001M + 0.520)%, 08/20/2062	159,904	0.0
1,358,951	Ginnie Mae Series 2012-H23 SA, 2.887%, (US0001M + 0.530)%, 10/20/2062	1,355,806	0.4
933,261	Ginnie Mae Series 2012-H23 WA, 2.877%, (US0001M + 0.520)%, 10/20/2062	927,128	0.2
357,492	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	338,435	0.1
237,038 (3)	Ginnie Mae Series 2014-53 JM, 7.017%, 04/20/2039	249,090	0.1
3,917,906	Ginnie Mae Series 2016-H16 FE, 3.155%, (US0012M + 0.380)%, 06/20/2066	3,843,459	1.0
1,357,399	Ginnie Mae Series 2017-H06 FE, 2.907%, (US0001M + 0.550)%, 02/20/2067	1,346,660	0.4
741,153	Ginnie Mae Series 2017-H07 FG, 2.817%, (US0001M + 0.460)%, 02/20/2067	735,366	0.2
	Total Collateralized Mortgage Obligations
	(Cost $24,772,258)	24,264,790	6.2
U.S. TREASURY OBLIGATIONS: 20.9%
	U.S. Treasury Notes: 20.9%
8,403,100	0.125%, 05/31/2023	8,185,409	2.1
6,946,600	1.625%, 10/31/2023	6,752,312	1.7
694,000	2.750%, 08/15/2032	634,685	0.2
3,876,900	2.875%, 06/15/2025	3,739,543	1.0
2,076,500	3.125%, 08/31/2027	1,992,142	0.5
2,012,000	3.250%, 08/31/2024	1,975,847	0.5
44,649,000	3.500%, 09/15/2025	43,742,067	11.2
2,446,000	4.125%, 09/30/2027	2,454,217	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
12,243,000	4.250%, 09/30/2024	$12,249,695	3.1
	Total U.S. Treasury Obligations
	(Cost $82,438,441)	81,725,917	20.9
COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.9%
604,500 (1)	AREIT 2019-CRE3 C Trust, 4.936%, (TSFR1M + 2.014)%, 09/14/2036	589,936	0.1
4,000,000 (1)	BBCMS Trust 2021-AGW E, 5.968%, (US0001M + 3.150)%, 06/15/2036	3,707,840	0.9
1,000,000 (1)	BDS 2018-FL8 E, 5.243%, (US0001M + 2.250)%, 01/18/2036	922,075	0.2
2,917,000 (1)	BHMS 2018-ATLS C, 4.718%, (US0001M + 1.900)%, 07/15/2035	2,782,911	0.7
360,000 (1)	CGDB Commercial Mortgage Trust 2019-MOB F, 5.368%, (US0001M + 2.550)%, 11/15/2036	342,264	0.1
2,000,000 (1)(3)	COMM 2013-CCRE11 C Mortgage Trust, 5.284%, 08/10/2050	1,958,443	0.5
120,000 (1)(3)	COMM 2013-CR10 E Mortgage Trust, 5.031%, 08/10/2046	112,095	0.0
380,000 (1)(3)	COMM 2013-SFS A2 Mortgage Trust, 3.086%, 04/12/2035	372,960	0.1
800,000 (1)	CSWF 2021-SOP2 D, 5.135%, (US0001M + 2.317)%, 06/15/2034	745,703	0.2
2,200,000 (1)(4)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,265,129	0.3
548,000 (1)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.050%, 11/29/2050	407,645	0.1
710,000 (1)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.320%, 11/29/2050	489,924	0.1
8,457	Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	8,379	0.0
1,998 (3)	Ginnie Mae 2015-21 AF, 2.450%, 07/16/2048	1,960	0.0
10,948	Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	10,800	0.0
68,336	Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	65,943	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
23,461	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	$22,927	0.0
8,883	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	8,685	0.0
31,919	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	30,833	0.0
72,474	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	70,339	0.0
49,464	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	48,567	0.0
11,549	Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	11,379	0.0
330,000 (1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	311,515	0.1
1,039,000 (1)(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	1,021,307	0.3
1,070,000 (1)	GS Mortgage Securities Corp. Trust 2019-70P C, 4.318%, (US0001M + 1.500)%, 10/15/2036	994,465	0.3
190,000 (1)	GSCG Trust 2019-600C A, 2.936%, 09/06/2034	177,191	0.0
330,000 (1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	303,723	0.1
210,000 (3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.357%, 12/15/2047	201,311	0.1
360,000 (1)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX, 4.950%, 07/05/2033	351,996	0.1
100,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	73,090	0.0
1,100,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.357%, 11/15/2045	1,052,378	0.3
1,000,000 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	831,893	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
820,000 (3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.807%, 04/15/2047	$780,416	0.2
1,000,000 (1)(3)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.755%, 03/10/2049	701,476	0.2
2,300,000 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.695%, 11/15/2045	2,037,800	0.5
400,000 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.276%, 12/15/2048	385,219	0.1
290,000 (1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	313,046	0.1
174,201	Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	167,268	0.0
647,801 (1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 5.234%, (US0001M + 2.150)%, 02/25/2035	644,050	0.2
2,000,000 (1)	SMRT 2022-MINI F, 6.196%, (TSFR1M + 3.350)%, 01/15/2039	1,832,752	0.5
5,000,000 (1)(3)	UBS-Barclays Commercial Mortgage Trust 2013-C6 C, 4.137%, 04/10/2046	4,629,200	1.2
203,891 (1)	VMC Finance 2019-FL3 A LLC, 4.039%, (US0001M + 1.100)%, 09/15/2036	202,087	0.1
	Total Commercial Mortgage- Backed Securities
	(Cost $33,013,797)	30,988,920	7.9
ASSET-BACKED SECURITIES: 19.0%
	Automobile Asset-Backed Securities: 4.1%
64,653	Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	64,646	0.0
187,280	AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	186,782	0.0
400,000	AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	387,931	0.1
400,000	AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	390,781	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
700,000	AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	$650,016	0.2
140,199	BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	137,808	0.0
100,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	99,167	0.0
150,000	CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	135,813	0.0
300,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	272,310	0.1
700,000	Carvana Auto Receivables Trust 2022-P1 A3, 3.350%, 02/10/2027	678,844	0.2
307,188	Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	306,213	0.1
2,750,000	Drive Auto Receivables Trust 2021-2 B, 0.580%, 12/15/2025	2,709,407	0.7
1,500,000	Exeter Automobile Receivables Trust 2021-3A B, 0.690%, 01/15/2026	1,471,303	0.4
1,189,223	Exeter Automobile Receivables Trust 2021-4 A3, 0.680%, 07/15/2025	1,180,172	0.3
900,000	Ford Credit Auto Owner Trust 2022-A B, 1.910%, 07/15/2027	820,052	0.2
300,000	GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	295,436	0.1
221,407	Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	220,392	0.1
1,050,000	Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	946,518	0.2
431,391 (1)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	412,902	0.1
159,231	Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	159,197	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
1,350,000 (1)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	$1,267,211	0.3
333,887	Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	332,209	0.1
2,700,000	Santander Drive Auto Receivables Trust 2021-3 B, 0.600%, 12/15/2025	2,664,942	0.7
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	346,248	0.1
		16,136,300	4.1
	Credit Card Asset-Backed Securities: 0.2%
800,000 (1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	752,657	0.2

	Other Asset-Backed Securities: 13.8%
600,000 (1)	Allegany Park CLO Ltd. 2019-1A AR, 3.777%, (TSFR3M + 1.300)%, 01/20/2035	577,841	0.1
400,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.742%, (US0003M + 1.230)%, 01/15/2030	385,105	0.1
250,000 (1)	Babson CLO Ltd. 2017-1A A2, 4.090%, (US0003M + 1.350)%, 07/18/2029	243,152	0.1
1,900,000 (1)	Ballyrock CLO 17 Ltd. 2021-17A A1B, 4.110%, (US0003M + 1.400)%, 10/20/2034	1,801,631	0.5
500,000 (1)	Barings Clo Ltd. 2019-4A A1, 3.842%, (US0003M + 1.330)%, 01/15/2033	486,291	0.1
2,900,000 (1)	BDS 2021-FL10 E Ltd., 6.343%, (US0001M + 3.350)%, 12/16/2036	2,702,317	0.7
2,000,000 (1)	Benefit Street Partners CLO XX Ltd. 2020-20A AR, 3.682%, (US0003M + 1.170)%, 07/15/2034	1,916,780	0.5
2,500,000 (1)	BlueMountain CLO XXXII Ltd. 2021-32A A, 3.682%, (US0003M + 1.170)%, 10/15/2034	2,391,917	0.6
4,000,000 (1)	BRSP 2021-FL1 B Ltd., 4.893%, (US0001M + 1.900)%, 08/19/2038	3,859,882	1.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
450,000 (1)	Carlyle US Clo 2017-2A CR Ltd., 4.110%, (US0003M + 1.400)%, 07/20/2031	$426,825	0.1
500,000 (1)	Carlyle US CLO 2020-2A A1R Ltd., 3.923%, (US0003M + 1.140)%, 01/25/2035	476,592	0.1
800,000 (1)	Carlyle US Clo 2021-4A A2 Ltd., 4.110%, (US0003M + 1.400)%, 04/20/2034	764,639	0.2
500,000 (1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 3.943%, (US0003M + 1.160)%, 07/23/2034	475,522	0.1
600,000 (1)	Cifc Funding 2014-4R A1AR Ltd., 3.910%, (US0003M + 1.170)%, 01/17/2035	575,715	0.1
600,000 (1)	CIFC Funding 2019-6A A1 Ltd., 4.070%, (US0003M + 1.330)%, 01/16/2033	585,025	0.1
250,000 (1)	CIFC Funding 2019-6A A2 Ltd., 4.490%, (US0003M + 1.750)%, 01/16/2033	239,395	0.1
500,000 (1)	CIFC Funding 2020-2A AR Ltd., 3.880%, (US0003M + 1.170)%, 10/20/2034	480,752	0.1
2,750,000 (1)	CIFC Funding 2020-IA A1R Ltd., 3.662%, (US0003M + 1.150)%, 07/15/2036	2,640,858	0.7
2,650,000	CNH Equipment Trust 2021-B A3, 0.440%, 08/17/2026	2,519,631	0.6
650,000	CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	609,774	0.2
250,000 (1)	Deer Creek Clo Ltd. 2017-1A A, 3.890%, (US0003M + 1.180)%, 10/20/2030	244,717	0.1
360,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 4.105%, (US0003M + 1.200)%, 08/15/2030	355,201	0.1
250,000 (1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.960%, (US0003M + 1.250)%, 01/20/2030	237,120	0.1
310,100 (1)	Elevation CLO 2014-2A A1R Ltd., 3.820%, (TSFR3M + 1.230)%, 10/15/2029	306,980	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (1)	Elmwood CLO IX Ltd. 2021-2A A, 3.840%, (US0003M + 1.130)%, 07/20/2034	$239,733	0.1
2,500,000	John Deere Owner Trust 2021-B A3, 0.520%, 03/16/2026	2,363,493	0.6
450,000	John Deere Owner Trust 2022-A A4, 2.490%, 01/16/2029	423,266	0.1
750,000 (1)	Kayne CLO 6 Ltd. 2019-6A A1, 4.090%, (US0003M + 1.380)%, 01/20/2033	732,572	0.2
500,000 (1)	Kayne CLO 7 Ltd. 2020-7A A1, 3.940%, (US0003M + 1.200)%, 04/17/2033	483,785	0.1
2,600,000 (1)	Kubota Credit Owner Trust 2021-2A A3, 0.560%, 11/17/2025	2,427,459	0.6
2,750,000 (1)	Magnetite XXVI Ltd. 2020-26A A2R, 4.183%, (US0003M + 1.400)%, 07/25/2034	2,616,072	0.7
500,000 (1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 3.990%, (US0003M + 1.280)%, 01/20/2032	481,709	0.1
489,030 (1)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	481,122	0.1
1,575,000 (1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL6 C, 4.789%, (US0001M + 1.850)%, 07/16/2036	1,504,657	0.4
340,000 (1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 4.078%, (US0003M + 1.340)%, 01/19/2033	330,783	0.1
400,000 (1)	Oaktree CLO Ltd. 2021-1A A1, 3.672%, (US0003M + 1.160)%, 07/15/2034	383,779	0.1
1,550,000 (1)	OCP CLO 2020-19A AR Ltd., 3.860%, (US0003M + 1.150)%, 10/20/2034	1,482,217	0.4
400,000 (1)	OCP CLO 2021-22A A Ltd., 3.890%, (US0003M + 1.180)%, 12/02/2034	381,914	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.088%, (US0003M + 1.350)%, 07/19/2030	$237,871	0.1
600,000 (1)	Octagon Loan Funding Ltd. 2014-1A ARR, 4.141%, (US0003M + 1.180)%, 11/18/2031	582,892	0.1
3,700,000 (1)	OHA Credit Partners XIII Ltd. 2016-13A AR, 3.902%, (US0003M + 1.170)%, 10/25/2034	3,537,944	0.9
3,000,000 (1)	OHA Credit Partners XVI 2021-16A A, 3.890%, (US0003M + 1.150)%, 10/18/2034	2,882,052	0.7
500,000 (1)	OHA Loan Funding 2015-1A AR3 Ltd., 3.888%, (US0003M + 1.150)%, 01/19/2037	479,800	0.1
500,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 3.810%, (US0003M + 1.100)%, 07/20/2030	490,379	0.1
1,650,000 (1)	Palmer Square CLO 2019-1A A1R Ltd., 4.055%, (US0003M + 1.150)%, 11/14/2034	1,584,386	0.4
350,000 (1)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	321,946	0.1
600,000 (1)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	581,953	0.1
410,000 (1)	Sound Point CLO XXV Ltd. 2019-4A A1R, 3.821%, (TSFR3M + 1.280)%, 04/25/2033	392,862	0.1
500,000 (1)	THL Credit Wind River 2019-1A AR CLO Ltd., 3.870%, (US0003M + 1.160)%, 07/20/2034	479,169	0.1
1,650,000 (1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	1,510,415	0.4
300,000 (1)	Wellman Park CLO Ltd. 2021-1A A, 3.612%, (US0003M + 1.100)%, 07/15/2034	287,918	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,250,000 (1)	Wind River 2022-1A A CLO Ltd., 2.775%, (TSFR3M + 1.530)%, 07/20/2035	$1,203,258	0.3
		54,209,068	13.8
	Student Loan Asset-Backed Securities: 0.9%
7,162 (1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	7,147	0.0
39,630 (1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	39,397	0.0
300,000 (1)	Navient Private Education Loan Trust 2014-AA A3, 4.418%, (US0001M + 1.600)%, 10/15/2031	299,174	0.1
222,014 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	205,903	0.1
69,000 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	61,706	0.0
121,763 (1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	107,220	0.0
1,737,889 (1)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	1,458,396	0.4
409,593 (1)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	346,489	0.1
481,177 (1)	Sofi Professional Loan Program 2018-A A2B LLC, 2.950%, 02/25/2042	470,363	0.1
477,559 (1)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	398,186	0.1
		3,393,981	0.9
	Total Asset-Backed Securities
	(Cost $78,103,087)	74,492,006	19.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
	Federal Home Loan Mortgage Corporation: 0.1%(5)
11,992	5.500%, 01/01/2037	11,957	0.0
18,325	5.500%, 08/01/2038	18,271	0.0
5,513	5.500%, 10/01/2038	5,497	0.0
785	5.500%, 10/01/2038	783	0.0
132,572	5.500%, 11/01/2038	137,220	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
98,958	5.500%, 02/01/2039	$98,667	0.0
		272,395	0.1
	Uniform Mortgage-Backed Securities: 0.0%
13,226	5.000%, 03/01/2027	13,282	0.0
98,695	5.000%, 05/01/2042	99,561	0.0
		112,843	0.0
	Total U.S. Government Agency Obligations
	(Cost $404,053)	385,238	0.1
	Total Long-Term Investments
	(Cost $385,793,495)	367,566,570	93.8
SHORT-TERM INVESTMENTS: 3.5%
	Commercial Paper: 2.5%
4,000,000	Agilent Technologies, Inc., 3.380%, 10/06/2022	3,997,780	1.0
1,700,000	Consolidated Edison Co., 3.600%, 11/04/2022	1,694,149	0.5
4,000,000	Mondelez International, Inc., 3.420%, 10/18/2022	3,993,258	1.0
	Total Commercial Paper
	(Cost $9,685,920)	9,685,187	2.5

	Repurchase Agreements: 0.8%
1,000,000 (6)	Bank of America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,000,251, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,020,000, due 07/01/50-09/01/52)	1,000,000	0.2
1,000,000 (6)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,000,253, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,020,001, due 12/15/22-11/15/30)	1,000,000	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
302,680 (6)	JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $302,754, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $308,734, due 09/30/23-09/30/29)	$302,680	0.1
1,000,000 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.3
	Total Repurchase Agreements (Cost $3,302,680)	3,302,680	0.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
876,000 (7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930% (Cost $876,000)	876,000	0.2
	Total Short-Term Investments (Cost $13,864,600)	13,863,867	3.5
	Total Investments in Securities (Cost $399,658,095)	381,430,437	97.3
	Assets in Excess of Other Liabilities	10,397,291	2.7
	Net Assets	$391,827,728	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2022.

(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of September 30, 2022.

Reference Rate Abbreviations:
SOFR30A
30-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of September 30, 2022 (as a percentage of net assets)

Corporate Bonds/Notes	39.7%
U.S. Treasury Obligations	20.9%
Asset-Backed Securities	19.0%
Commercial Mortgage-Backed Securities	7.9%
Collateralized Mortgage Obligations	6.2%
U.S. Government Agency Obligations	0.1%
Assets in Excess of Other Liabilities*	6.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$155,709,699	$—	$155,709,699
Collateralized Mortgage Obligations	—	24,264,790	—	24,264,790
Commercial Mortgage-Backed Securities	—	30,988,920	—	30,988,920
Asset-Backed Securities	—	74,492,006	—	74,492,006
U.S. Government Agency Obligations	—	385,238	—	385,238
U.S. Treasury Obligations	—	81,725,917	—	81,725,917
Short-Term Investments	876,000	12,987,867	—	13,863,867
Total Investments, at fair value	$876,000	$380,554,437	$—	$381,430,437
Other Financial Instruments+
Centrally Cleared Swaps	—	125,771	—	125,771
Futures	735,578	—	—	735,578
Total Assets	$1,611,578	$380,680,208	$—	$382,291,786
Liabilities Table
Other Financial Instruments+
Futures	$(2,708,280)	$—	$—	$(2,708,280)
Total Liabilities	$(2,708,280)	$—	$—	$(2,708,280)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2022, the following futures contracts were outstanding for Voya Short Term Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	842	12/30/22	$172,938,907	$(2,708,280)
			$172,938,907	$(2,708,280)
Short Contracts:
U.S. Treasury 10-Year Note	(20)	12/20/22	(2,241,250)	6,210
U.S. Treasury 5-Year Note	(196)	12/30/22	(21,071,531)	729,368
			$(23,312,781)	$735,578
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

At September 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Short Term Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 38, Version 1	Buy	5.000	06/20/27	USD 4,180,963	$94,640	$125,771
					$94,640	$125,771

(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$735,578
Credit contracts	Variation margin receivable on centrally cleared swaps*	125,771
Total Asset Derivatives		$861,349
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$2,708,280
Total Liability Derivatives		$2,708,280

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$4,575	$4,575
Interest rate contracts	(2,313,304)	—	(2,313,304)
Total	$(2,313,304)	$4,575	$(2,308,729)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Term Bond Fund	as of September 30, 2022 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$125,771	$125,771
Interest rate contracts	(807,753)	—	(807,753)
Total	$(807,753)	$125,771	$(681,982)
At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $398,551,679.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$953,687
Gross Unrealized Depreciation	(19,952,989)
Net Unrealized Depreciation	$(18,999,302)
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 20.4%
	Basic Materials: 1.2%
1,250,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	$1,035,656	0.1
200,000 (1)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	154,049	0.0
575,000 (1)(2)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	380,630	0.0
1,350,000	Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	1,177,435	0.1
1,500,000 (1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	1,245,795	0.1
200,000 (1)	Cheever Escrow Issuer LLC, 7.125%, 10/01/2027	179,258	0.0
525,000 (1)(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	442,108	0.0
350,000 (1)(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	289,623	0.0
625,000 (1)	Coeur Mining, Inc., 5.125%, 02/15/2029	473,522	0.0
600,000 (1)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	482,658	0.0
625,000 (1)	Constellium SE, 5.625%, 06/15/2028	513,749	0.0
1,000,000 (1)	Equate Petrochemical BV, 2.625%, 04/28/2028	849,387	0.1
1,250,000 (1)	Evraz PLC, 5.250%, 04/02/2024	656,250	0.0
600,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	541,338	0.0
1,800,000 (1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	1,552,933	0.1
1,200,000 (1)	HudBay Minerals, Inc., 4.500%, 04/01/2026	998,904	0.1
560,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	465,884	0.0
800,000 (1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	667,168	0.0
2,000,000 (1)	Inversiones CMPC SA, 3.850%, 01/13/2030	1,619,030	0.1
400,000	Inversiones CMPC SA, 4.375%, 04/04/2027	362,832	0.0
925,000 (1)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750)%, 02/15/2026	856,892	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
850,000 (1)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	$639,170	0.0
925,000 (1)	Mativ, Inc., 6.875%, 10/01/2026	817,376	0.1
335,000 (1)	Mineral Resources Ltd., 8.000%, 11/01/2027	321,667	0.0
750,000 (1)	Novelis Corp., 3.875%, 08/15/2031	561,037	0.0
100,000 (1)	Novelis Corp., 4.750%, 01/30/2030	82,253	0.0
675,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	562,707	0.0
325,000 (1)	OCP SA, 3.750%, 06/23/2031	247,714	0.0
450,000 (2)	Olin Corp., 5.000%, 02/01/2030	374,085	0.0
400,000	Olin Corp., 5.125%, 09/15/2027	362,272	0.0
800,000 (1)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	549,576	0.0
1,100,000 (1)	POSCO, 4.500%, 08/04/2027	1,044,012	0.1
2,425,000 (1)(4)	Sibur Securities DAC, 2.950%, 07/08/2025	1,364,062	0.1
1,350,000	Suzano Austria GmbH, 5.000%, 01/15/2030	1,172,408	0.1
200,000	Suzano Austria GmbH, 6.000%, 01/15/2029	186,803	0.0
700,000 (1)	Taseko Mines Ltd., 7.000%, 02/15/2026	557,774	0.0
675,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	399,549	0.0
750,000 (1)	Tronox, Inc., 4.625%, 03/15/2029	556,579	0.0
725,000 (1)	Vibrantz Technologies, Inc., 9.000%, 02/15/2030	473,336	0.0
		25,217,481	1.2
	Communications: 1.7%
700,000 (1)	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	587,408	0.0
1,000,000 (1)(2)	Altice France Holding SA, 6.000%, 02/15/2028	636,427	0.0
1,000,000 (1)	Altice France SA/France, 5.500%, 10/15/2029	754,904	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
575,000 (1)	Altice France SA/France, 8.125%, 02/01/2027	$515,197	0.0
800,000 (2)	AMC Networks, Inc., 4.250%, 02/15/2029	593,332	0.0
875,000 (1)	Audacy Capital Corp., 6.500%, 05/01/2027	216,064	0.0
900,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	695,898	0.1
825,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	592,453	0.0
1,125,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	860,018	0.1
600,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	518,379	0.0
975,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	881,537	0.1
550,000 (1)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	399,622	0.0
475,000 (1)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	359,435	0.0
3,016,000	Comcast Corp., 2.937%, 11/01/2056	1,805,471	0.1
325,000 (1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	289,227	0.0
200,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	151,267	0.0
375,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	306,581	0.0
750,000 (1)	CommScope, Inc., 7.125%, 07/01/2028	580,575	0.0
925,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	810,200	0.1
800,000 (1)	CSC Holdings LLC, 4.625%, 12/01/2030	545,460	0.0
325,000	CSC Holdings LLC, 5.250%, 06/01/2024	301,074	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,600,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	$1,140,160	0.1
400,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	326,912	0.0
675,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	583,453	0.0
950,000	DISH DBS Corp., 5.125%, 06/01/2029	559,645	0.0
275,000 (1)	DISH DBS Corp., 5.250%, 12/01/2026	225,809	0.0
425,000 (1)	DISH DBS Corp., 5.750%, 12/01/2028	321,986	0.0
525,000	DISH DBS Corp., 7.375%, 07/01/2028	354,168	0.0
700,000	Embarq Corp., 7.995%, 06/01/2036	351,568	0.0
775,000 (1)	GCI LLC, 4.750%, 10/15/2028	645,009	0.1
900,000 (1)(2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	707,904	0.1
275,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	235,475	0.0
875,000 (2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	737,734	0.1
600,000 (1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	490,092	0.0
450,000 (1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	339,503	0.0
720,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	598,590	0.0
270,000	Lumen Technologies, Inc., 5.625%, 04/01/2025	262,483	0.0
655,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	538,607	0.0
825,000 (1)	Millennium Escrow Corp., 6.625%, 08/01/2026	653,993	0.1
440,000	Netflix, Inc., 5.875%, 11/15/2028	430,443	0.0
475,000 (5)	Paramount Global, 6.250%, 02/28/2057	409,699	0.0
3,650,000 (5)	Paramount Global, 6.375%, 03/30/2062	3,159,526	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
875,000 (1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	$612,141	0.0
325,000 (1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	245,083	0.0
460,000 (1)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	331,612	0.0
600,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	551,889	0.0
625,000 (1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	397,097	0.0
1,350,000	Sprint Corp., 7.125%, 06/15/2024	1,372,424	0.1
375,000	Sprint Corp., 7.625%, 03/01/2026	388,497	0.0
650,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	535,844	0.0
175,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	130,696	0.0
775,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	604,306	0.0
275,000 (1)	Univision Communications, Inc., 4.500%, 05/01/2029	224,877	0.0
1,225,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	1,158,786	0.1
500,000 (1)(2)	Urban One, Inc., 7.375%, 02/01/2028	425,603	0.0
600,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	466,686	0.0
140,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	116,761	0.0
325,000 (1)	ViaSat, Inc., 6.500%, 07/15/2028	216,851	0.0
625,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	500,900	0.0
1,100,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	891,792	0.1
325,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	251,531	0.0
1,100,000 (1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	773,319	0.1
		35,669,983	1.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: 3.0%
575,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	$454,181	0.0
875,000 (1)(2)	Academy Ltd., 6.000%, 11/15/2027	795,331	0.1
710,000 (1)	Adams Homes, Inc., 7.500%, 02/15/2025	587,046	0.0
900,000 (1)(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	789,867	0.1
975,000 (1)	Affinity Gaming, 6.875%, 12/15/2027	796,707	0.1
175,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	134,494	0.0
800,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	725,248	0.1
541,913	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	440,931	0.0
42,147	American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	33,016	0.0
1,200,000 (1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	1,049,130	0.1
725,000 (1)	Arko Corp., 5.125%, 11/15/2029	566,892	0.0
400,000 (2)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	338,918	0.0
170,000 (1)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	136,322	0.0
290,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	226,950	0.0
1,025,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	846,266	0.1
150,000 (1)(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750)%, 04/01/2027	102,357	0.0
925,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	709,047	0.1
650,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	627,523	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
750,000 (1)	Carnival Corp., 6.000%, 05/01/2029	$493,714	0.0
825,000 (1)	Carnival Corp., 9.875%, 08/01/2027	810,018	0.1
650,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	594,366	0.0
600,000 (1)	Century Communities, Inc., 3.875%, 08/15/2029	461,250	0.0
600,000 (1)	Cinemark USA, Inc., 8.750%, 05/01/2025	608,938	0.0
2,475,000 (1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	2,008,420	0.1
575,000 (1)(2)	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/2031	438,777	0.0
750,000 (2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	633,682	0.0
200,000 (2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/2026	202,500	0.0
184,782 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	172,350	0.0
2,500,000 (1)	Falabella SA, 3.375%, 01/15/2032	1,870,825	0.1
600,000 (2)	Falabella SA, 3.750%, 10/30/2027	541,986	0.0
975,000 (1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	742,833	0.1
525,000 (1)	Foot Locker, Inc., 4.000%, 10/01/2029	407,792	0.0
1,100,000	Ford Motor Co., 6.100%, 08/19/2032	971,630	0.1
1,000,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	830,640	0.1
1,500,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,294,305	0.1
875,000 (2)	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	780,339	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
600,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	$522,009	0.0
500,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	490,877	0.0
700,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	512,241	0.0
700,000 (1)(2)	Gap, Inc./The, 3.875%, 10/01/2031	446,573	0.0
495,000 (1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	488,738	0.0
625,000 (2)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	500,766	0.0
2,920,000	Home Depot, Inc./The, 3.625%, 04/15/2052	2,210,335	0.1
2,600,000 (1)	InRetail Consumer, 3.250%, 03/22/2028	2,168,010	0.1
725,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	653,293	0.0
725,000 (1)	Interface, Inc., 5.500%, 12/01/2028	620,851	0.0
1,100,000 (1)(2)	International Game Technology PLC, 5.250%, 01/15/2029	976,673	0.1
615,000 (1)	LBM Acquisition LLC, 6.250%, 01/15/2029	417,979	0.0
850,000 (1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	659,482	0.0
600,000 (1)	LGI Homes, Inc., 4.000%, 07/15/2029	445,392	0.0
725,000 (1)	Lindblad Expeditions LLC, 6.750%, 02/15/2027	639,298	0.0
850,000 (1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	634,916	0.0
2,183,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	1,636,204	0.1
200,000	M/I Homes, Inc., 3.950%, 02/15/2030	146,525	0.0
550,000	M/I Homes, Inc., 4.950%, 02/01/2028	459,250	0.0
305,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	199,863	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
135,000 (1)	Macy’s Retail Holdings LLC, 5.875%, 03/15/2030	$107,052	0.0
475,000 (1)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	364,722	0.0
400,000	Mattel, Inc., 5.450%, 11/01/2041	336,351	0.0
800,000 (1)(2)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	487,600	0.0
625,000 (1)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	515,812	0.0
150,000 (1)	Murphy Oil USA, Inc., 3.750%, 02/15/2031	120,859	0.0
450,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	399,217	0.0
165,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	158,042	0.0
810,000 (1)	NCL Corp. Ltd., 7.750%, 02/15/2029	619,407	0.0
500,000 (1)	NCL Finance Ltd., 6.125%, 03/15/2028	369,713	0.0
500,000 (1)(2)	Penn Entertainment, Inc., 4.125%, 07/01/2029	383,380	0.0
450,000 (1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	398,760	0.0
1,250,000 (1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	1,119,425	0.1
568,000 (1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	557,316	0.0
975,000 (1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	705,364	0.1
375,000 (1)(2)	Royal Caribbean Cruises Ltd, 11.625%, 08/15/2027	341,953	0.0
1,550,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,142,303	0.1
145,000 (1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	147,717	0.0
850,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	682,733	0.1
500,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	472,450	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
325,000 (1)	Scientific Games International, Inc., 8.625%, 07/01/2025	$333,131	0.0
625,000 (1)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	487,541	0.0
875,000 (1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	776,409	0.1
800,000 (1)(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	628,948	0.0
1,025,000 (1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	849,265	0.1
375,000 (1)	SRS Distribution, Inc., 6.000%, 12/01/2029	299,679	0.0
625,000 (1)(2)	SRS Distribution, Inc., 6.125%, 07/01/2029	503,179	0.0
1,275,000 (1)(2)	Staples, Inc., 10.750%, 04/15/2027	946,745	0.1
975,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	801,725	0.1
700,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	596,589	0.0
675,000 (1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	545,812	0.0
675,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	495,997	0.0
650,000 (1)	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/2029	539,480	0.0
650,000 (2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	606,866	0.0
250,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	223,560	0.0
1,025,000 (1)	Victoria’s Secret & Co., 4.625%, 07/15/2029	776,060	0.1
1,075,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	821,961	0.1
255,000 (1)	Viking Cruises Ltd., 13.000%, 05/15/2025	264,523	0.0
2,268,000 (1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	1,652,755	0.1
775,000 (1)	White Cap Buyer LLC, 6.875%, 10/15/2028	633,923	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
300,000 (1)(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250)%, 03/15/2026	$254,741	0.0
550,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	514,998	0.0
275,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	241,125	0.0
750,000 (1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	573,278	0.0
400,000 (1)(2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	352,952	0.0
		62,205,284	3.0
	Consumer, Non-cyclical: 1.4%
750,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	685,350	0.1
700,000 (1)	ACCO Brands Corp., 4.250%, 03/15/2029	527,674	0.0
805,000 (1)	ADT Security Corp./The, 4.125%, 08/01/2029	669,857	0.0
440,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	355,593	0.0
275,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	233,029	0.0
675,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	624,091	0.0
300,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	194,244	0.0
400,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	357,228	0.0
1,000,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	823,326	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
825,000 (1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	$692,810	0.1
600,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	539,614	0.0
450,000 (1)	APi Escrow Corp., 4.750%, 10/15/2029	373,427	0.0
300,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	238,333	0.0
225,000 (1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	145,435	0.0
550,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	206,556	0.0
675,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	618,874	0.0
350,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	312,611	0.0
225,000	Centene Corp., 2.625%, 08/01/2031	170,039	0.0
975,000	Centene Corp., 4.625%, 12/15/2029	878,421	0.1
800,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	661,792	0.0
225,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	191,671	0.0
750,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	686,989	0.1
325,000 (1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	219,000	0.0
400,000 (1)(2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	279,410	0.0
500,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	385,610	0.0
275,000 (1)(2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	133,442	0.0
835,000 (1)	CoreLogic, Inc., 4.500%, 05/01/2028	569,019	0.0
765,000 (1)	CPI CG, Inc., 8.625%, 03/15/2026	715,673	0.1
275,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	196,582	0.0
525,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	407,508	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
825,000	Encompass Health Corp., 4.750%, 02/01/2030	$680,015	0.1
575,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	558,380	0.0
400,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	346,384	0.0
599,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	602,483	0.0
555,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	445,856	0.0
600,000 (1)(2)	Medline Borrower L.P., 5.250%, 10/01/2029	454,158	0.0
555,000 (1)(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	417,921	0.0
850,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	709,554	0.1
400,000	New Albertsons L.P., 7.450%, 08/01/2029	392,804	0.0
425,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	417,274	0.0
550,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	548,955	0.0
600,000 (1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	492,498	0.0
630,000 (1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	461,959	0.0
425,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	349,990	0.0
1,000,000 (1)(2)	Post Holdings, Inc., 5.625%, 01/15/2028	914,570	0.1
875,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	713,029	0.1
895,000 (1)(2)	Select Medical Corp., 6.250%, 08/15/2026	843,224	0.1
925,000 (1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	758,278	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
355,000 (1)	Spectrum Brands, Inc., 3.875%, 03/15/2031	$242,708	0.0
375,000 (1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	294,095	0.0
350,000 (1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	290,306	0.0
1,150,000 (1)(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,009,359	0.1
740,000 (1)	Tenet Healthcare Corp., 6.125%, 06/15/2030	679,782	0.1
820,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	628,387	0.0
675,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	618,756	0.0
200,000	United Rentals North America, Inc., 3.750%, 01/15/2032	157,429	0.0
425,000	United Rentals North America, Inc., 4.875%, 01/15/2028	390,594	0.0
125,000	United Rentals North America, Inc., 5.250%, 01/15/2030	113,305	0.0
335,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	329,380	0.0
		27,954,641	1.4
	Energy: 3.0%
950,000 (1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	919,220	0.1
350,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	309,725	0.0
525,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	486,634	0.0
360,000 (1)(2)	Antero Resources Corp., 5.375%, 03/01/2030	324,466	0.0
103,000 (1)	Antero Resources Corp., 7.625%, 02/01/2029	103,033	0.0
450,000	Apache Corp., 5.100%, 09/01/2040	364,302	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
415,000	Apache Corp., 5.250%, 02/01/2042	$338,955	0.0
850,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	748,884	0.1
250,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	224,349	0.0
850,000 (1)(2)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	758,030	0.1
800,000 (1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	675,852	0.0
675,000 (1)	Baytex Energy Corp., 8.750%, 04/01/2027	680,049	0.0
825,000	Cenovus Energy, Inc., 5.250%, 06/15/2037	725,120	0.0
900,000 (1)	Chesapeake Energy Corp., 6.750%, 04/15/2029	864,653	0.1
625,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	596,800	0.0
575,000 (1)	CNX Midstream Partners LP, 4.750%, 04/15/2030	452,260	0.0
825,000 (1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	738,305	0.0
875,000 (1)	Comstock Resources, Inc., 5.875%, 01/15/2030	764,168	0.1
1,025,000 (1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	923,248	0.1
1,050,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	941,178	0.1
250,000	DCP Midstream Operating L.P., 5.375%, 07/15/2025	243,144	0.0
600,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	567,079	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
525,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	$462,325	0.0
162,000	Devon Energy Corp., 4.500%, 01/15/2030	147,668	0.0
275,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	232,970	0.0
575,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	475,102	0.0
625,000 (1)(2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	590,312	0.0
1,800,000	Ecopetrol SA, 5.375%, 06/26/2026	1,629,684	0.1
2,500,000	Ecopetrol SA, 6.875%, 04/29/2030	2,105,406	0.1
1,450,000 (1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	1,160,712	0.1
500,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	449,802	0.0
1,200,000	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	1,113,000	0.1
340,000 (1)	Empresa Nacional del Petroleo, 5.250%, 11/06/2029	315,350	0.0
825,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	762,704	0.1
5,725,000 (5)	Energy Transfer L.P., 7.125%, 12/31/2199	4,717,653	0.2
1,225,000 (2)	EnLink Midstream LLC, 5.375%, 06/01/2029	1,123,509	0.1
700,000 (1)(2)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	662,865	0.0
285,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	244,205	0.0
131,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	121,295	0.0
1,100,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	544,500	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
750,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 02/06/2028	$371,250	0.0
2,700,000 (1)	Gazprom PJSC via Gaz Finance PLC, 3.250%, 02/25/2030	1,282,500	0.1
2,300,000 (1)(4)(5)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	862,500	0.1
500,000 (1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	404,817	0.0
425,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	372,704	0.0
175,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	150,457	0.0
400,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	350,522	0.0
535,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	470,669	0.0
475,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	413,315	0.0
725,000 (1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	647,042	0.0
1,025,000	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	814,940	0.1
300,000 (1)	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	238,519	0.0
925,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	848,932	0.1
1,150,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,004,887	0.1
550,000 (2)	Murphy Oil Corp., 5.875%, 12/01/2027	515,240	0.0
725,000 (2)	Murphy Oil Corp., 6.375%, 07/15/2028	686,173	0.0
750,000 (1)	Nabors Industries Ltd., 7.500%, 01/15/2028	613,677	0.0
255,000	Nabors Industries, Inc., 5.100%, 09/15/2023	251,809	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
300,000 (1)	Nabors Industries, Inc., 7.375%, 05/15/2027	$277,500	0.0
400,000	Occidental Petroleum Corp., 4.625%, 06/15/2045	332,112	0.0
1,005,000 (2)	Occidental Petroleum Corp., 5.500%, 12/01/2025	1,011,256	0.1
1,300,000 (2)	Occidental Petroleum Corp., 6.625%, 09/01/2030	1,322,613	0.1
575,000 (2)	Occidental Petroleum Corp., 8.500%, 07/15/2027	616,667	0.0
2,100,000 (1)	Pertamina Persero PT, 2.300%, 02/09/2031	1,594,852	0.1
1,000,000	Petroleos del Peru SA, 4.750%, 06/19/2032	708,159	0.0
9,950,000	Petroleos Mexicanos, 5.950%, 01/28/2031	6,736,299	0.3
33,000 (2)	Petroleos Mexicanos, 6.700%, 02/16/2032	23,204	0.0
975,000 (1)	Qatar Energy, 3.125%, 07/12/2041	713,357	0.0
1,625,000 (1)	Reliance Industries Ltd., 2.875%, 01/12/2032	1,275,264	0.1
1,700,000 (1)	Reliance Industries Ltd., 3.625%, 01/12/2052	1,068,749	0.1
750,000 (1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	504,958	0.0
642,000 (1)	Strathcona Resources Ltd., 6.875%, 08/01/2026	545,538	0.0
625,000 (1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	483,316	0.0
250,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	207,835	0.0
650,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	532,324	0.0
350,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	299,534	0.0
450,000 (1)(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	442,800	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
612,500 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	$561,623	0.0
475,000 (1)	Transocean, Inc., 7.500%, 01/15/2026	352,417	0.0
1,025,000 (1)	Weatherford International Ltd., 8.625%, 04/30/2030	894,978	0.1
975,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	801,179	0.1
		61,215,003	3.0
	Financial: 7.0%
500,000	Ally Financial, Inc., 5.750%, 11/20/2025	485,484	0.0
3,624,000	American Express Co., 3.950%, 08/01/2025	3,512,187	0.2
625,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	524,295	0.0
900,000 (1)	AssuredPartners, Inc., 5.625%, 01/15/2029	700,641	0.1
1,250,000	Banco Nacional de Panama, 2.500%, 08/11/2030	918,843	0.1
1,628,000 (1)(5)	Bangkok Bank PCL/ Hong Kong, 5.000%, 12/31/2199	1,444,003	0.1
3,300,000	Bank Hapoalim, 3.255%, 01/21/2032	2,738,861	0.1
7,636,000 (5)	Bank of America Corp., 1.530%, 12/06/2025	6,990,430	0.4
28,470,000 (5)	Bank of America Corp., 3.384%, 04/02/2026	26,907,064	1.3
540,000 (5)	Bank of America Corp., 3.846%, 03/08/2037	436,391	0.0
875,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	690,878	0.0
625,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	546,331	0.0
5,076,000 (5)	Capital One Financial Corp., 4.166%, 05/09/2025	4,941,021	0.3
6,044,000 (1)(5)	Corebridge Financial, Inc., 6.875%, 12/15/2052	5,544,548	0.3
2,250,000 (1)(4)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	463,781	0.0
875,000 (1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	813,549	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,000,000 (1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	$781,910	0.1
255,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	182,181	0.0
375,000 (1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	280,744	0.0
527,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	436,449	0.0
18,980,000 (5)	JPMorgan Chase & Co., 4.080%, 04/26/2026	18,286,166	0.9
4,390,000 (2)(5)	JPMorgan Chase & Co., 5.717%, 09/14/2033	4,157,659	0.2
825,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	618,997	0.0
400,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	306,908	0.0
515,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	440,897	0.0
15,379,000 (5)	Morgan Stanley, 2.188%, 04/28/2026	14,116,879	0.7
22,252,000 (5)	Morgan Stanley, 4.679%, 07/17/2026	21,679,112	1.1
535,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	431,229	0.0
675,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	584,442	0.0
1,739,000 (1)(5)	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, 5.875%, 05/23/2042	1,647,520	0.1
2,591,000	Nasdaq, Inc., 3.950%, 03/07/2052	1,932,191	0.1
850,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	617,461	0.0
875,000	Navient Corp., 4.875%, 03/15/2028	670,159	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
475,000 (2)	Navient Corp., 5.000%, 03/15/2027	$389,152	0.0
165,000	Navient Corp., 7.250%, 09/25/2023	164,583	0.0
425,000 (2)	OneMain Finance Corp., 4.000%, 09/15/2030	298,909	0.0
1,050,000 (2)	OneMain Finance Corp., 5.375%, 11/15/2029	815,456	0.1
700,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	568,552	0.0
255,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 04/15/2030	173,603	0.0
800,000 (1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	578,040	0.0
700,000 (1)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	549,900	0.0
1,000,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	794,383	0.1
325,000 (1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	206,970	0.0
500,000 (1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	336,167	0.0
700,000 (1)(2)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	573,982	0.0
13,090,000 (5)	Wells Fargo & Co., 4.540%, 08/15/2026	12,670,677	0.6
725,000 (1)	XHR L.P., 4.875%, 06/01/2029	599,227	0.0
		143,548,812	7.0
	Industrial: 1.1%
1,025,000 (1)(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500)%, 06/30/2027	703,898	0.1
775,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	700,379	0.1
200,000 (1)	Builders FirstSource, Inc., 4.250%, 02/01/2032	153,860	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
475,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	$404,455	0.0
950,000 (1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	819,821	0.1
1,025,000 (1)	Cascades, Inc./ Cascades USA, Inc., 5.375%, 01/15/2028	869,205	0.1
2,217,000	FedEx Corp., 4.100%, 02/01/2045	1,612,301	0.1
775,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	621,097	0.0
875,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	731,058	0.1
425,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	355,164	0.0
325,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	241,109	0.0
350,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	266,784	0.0
625,000 (1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	468,637	0.0
775,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	624,014	0.0
600,000 (1)	Granite US Holdings Corp., 11.000%, 10/01/2027	566,726	0.0
775,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	655,666	0.0
2,775,000 (1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	2,296,340	0.1
400,000 (1)(3)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000)%, 01/15/2026	323,234	0.0
725,000 (1)	Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC, 6.000%, 09/15/2028	578,398	0.0
600,000 (1)	Koppers, Inc., 6.000%, 02/15/2025	538,089	0.0
3,425,000 (1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	3,104,134	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
800,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	$676,312	0.1
1,005,000 (1)(2)	PGT Innovations, Inc., 4.375%, 10/01/2029	826,277	0.1
575,000 (1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	485,726	0.0
600,000 (1)	Rolls-Royce PLC, 5.750%, 10/15/2027	522,516	0.0
585,000 (1)(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	462,045	0.0
220,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	155,188	0.0
425,000 (1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	326,149	0.0
675,000 (1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	660,636	0.0
475,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	418,591	0.0
490,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	470,328	0.0
425,000	TransDigm, Inc., 4.625%, 01/15/2029	343,194	0.0
500,000	TransDigm, Inc., 5.500%, 11/15/2027	435,983	0.0
575,000	TransDigm, Inc., 6.375%, 06/15/2026	543,926	0.0
575,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	465,508	0.0
		23,426,748	1.1
	Technology: 0.4%
220,000 (1)	Castle US Holding Corp., 9.500%, 02/15/2028	163,291	0.0
900,000 (1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	737,523	0.1
625,000 (1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	531,720	0.0
345,000 (1)	Entegris Escrow Corp., 6.950%, 06/15/2030	315,654	0.0
1,175,000 (1)	NCR Corp., 5.125%, 04/15/2029	883,647	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
175,000 (1)	Open Text Corp., 3.875%, 02/15/2028	$144,967	0.0
300,000 (1)	Open Text Corp., 3.875%, 12/01/2029	231,519	0.0
650,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	520,195	0.0
2,291,000	Oracle Corp., 3.800%, 11/15/2037	1,666,864	0.1
1,253,000	Oracle Corp., 3.950%, 03/25/2051	833,373	0.1
600,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	480,645	0.0
825,000 (1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	389,297	0.0
310,000	Seagate HDD Cayman, 4.091%, 06/01/2029	249,316	0.0
810,000 (1)(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	621,513	0.0
775,000 (1)	Virtusa Corp., 7.125%, 12/15/2028	578,654	0.0
		8,348,178	0.4
	Utilities: 1.6%
1,325,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,046,227	0.1
85,000 (1)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	66,043	0.0
600,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	535,150	0.0
1,250,000 (1)	Comision Federal de Electricidad, 4.688%, 05/15/2029	1,048,325	0.1
4,028,000 (2)(5)	Dominion Energy, Inc., 4.650%, 12/31/2199	3,567,814	0.2
600,000 (1)	Drax Finco PLC, 6.625%, 11/01/2025	578,937	0.0
1,343,000 (2)(5)	Duke Energy Corp., 4.875%, 12/31/2199	1,207,011	0.1
895,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	737,983	0.0
1,266,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	862,004	0.0
1,801,000	Inkia Energy Ltd., 5.875%, 11/09/2027	1,660,783	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
4,907,000 (5)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	$4,465,453	0.2
2,875,000 (5)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	2,510,802	0.1
2,325,000 (1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	1,985,015	0.1
2,950,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	2,816,616	0.1
3,822,000 (2)	South Jersey Industries, Inc., 5.020%, 04/15/2031	3,111,254	0.2
3,625,000 (5)	Southern Co/The, 4.000%, 01/15/2051	3,257,788	0.2
2,538,000	Southern Co/The, 4.475%, 08/01/2024	2,508,201	0.1
300,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	278,654	0.0
625,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	586,428	0.0
		32,830,488	1.6
	Total Corporate Bonds/Notes (Cost $492,079,069)	420,416,618	20.4
COLLATERALIZED MORTGAGE OBLIGATIONS: 22.6%
224,581 (5)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.228%, 05/25/2036	202,381	0.0
1,276,529 (1)(5)	Agate Bay Mortgage Trust 2015-2 B3, 3.627%, 03/25/2045	1,176,429	0.1
513,793 (1)(5)	Agate Bay Mortgage Trust 2015-4 B3, 3.522%, 06/25/2045	455,579	0.0
1,648,499 (1)(5)	Agate Bay Mortgage Trust 2016-1 B3, 3.658%, 12/25/2045	1,391,832	0.1
1,000,000 (1)(5)	Agate Bay Mortgage Trust 2016-1 B4, 3.658%, 12/25/2045	896,877	0.0
1,137,085 (1)(5)	Agate Bay Mortgage Trust 2016-2 B4, 3.773%, 03/25/2046	835,840	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
428,642	Alternative Loan Trust 2004-J7 MI, 4.104%, (US0001M + 1.020)%, 10/25/2034	$430,661	0.0
342,407	Alternative Loan Trust 2005-10CB 1A2, 3.534%, (US0001M + 0.450)%, 05/25/2035	260,497	0.0
336,984	Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	275,461	0.0
37,294	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	31,636	0.0
188,220	Alternative Loan Trust 2005-J2 1A12, 3.484%, (US0001M + 0.400)%, 04/25/2035	148,234	0.0
30,544	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	14,999	0.0
488,427	Alternative Loan Trust 2006-18CB A10, 3.484%, (US0001M + 0.400)%, 07/25/2036	226,558	0.0
116,030	Alternative Loan Trust 2006-19CB A12, 3.484%, (US0001M + 0.400)%, 08/25/2036	60,741	0.0
491,360	Alternative Loan Trust 2006-19CB A28, 3.684%, (US0001M + 0.600)%, 08/25/2036	264,275	0.0
863,543	Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	526,629	0.0
272,474	Alternative Loan Trust 2006-HY11 A1, 3.324%, (US0001M + 0.120)%, 06/25/2036	250,757	0.0
864,766	Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	560,866	0.0
121,260	Alternative Loan Trust 2007-2CB 2A1, 3.684%, (US0001M + 0.600)%, 03/25/2037	56,211	0.0
188,810	Alternative Loan Trust 2007-HY8C A1, 3.404%, (US0001M + 0.320)%, 09/25/2047	168,333	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
593,028	Alternative Loan Trust 2007-OA4 A1, 3.424%, (US0001M + 0.170)%, 05/25/2047	$511,973	0.0
532,269 (1)(5)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	495,601	0.0
303,465	Banc of America Funding 2007-2 1A16 Trust, 3.684%, (US0001M + 0.600)%, 03/25/2037	244,043	0.0
1,562,432	Banc of America Funding 2007-C 7A1 Trust, 3.413%, (US0001M + 0.210)%, 05/20/2047	1,426,703	0.1
164,503 (5)	Bear Stearns ALT-A Trust 2005-3 4A3, 2.957%, 04/25/2035	162,443	0.0
398,829 (5)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.479%, 11/25/2036	250,793	0.0
570,941 (5)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.542%, 11/25/2036	325,178	0.0
111,215 (5)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.432%, 01/26/2036	86,319	0.0
1,300,000 (1)	Bellemeade Re 2019-1A M2 Ltd., 5.784%, (US0001M + 2.700)%, 03/25/2029	1,293,877	0.1
30,245 (1)	Bellemeade Re 2019-4 M1B Ltd., 5.084%, (US0001M + 2.000)%, 10/25/2029	30,242	0.0
2,100,000 (1)	Bellemeade RE 2021-3 A M1C Ltd., 3.831%, (SOFR30A + 1.550)%, 09/25/2031	1,872,119	0.1
141,553 (1)(5)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	128,029	0.0
939,552 (1)(5)	Chase Mortgage Finance Corp. 2019-1 B2, 3.906%, 03/25/2050	773,888	0.0
1,222,188 (1)(5)	Chase Mortgage Finance Corp. 2019-1 B3, 3.906%, 03/25/2050	983,959	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
319,183 (5)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.989%, 09/25/2036	$283,485	0.0
45,057 (5)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.778%, 11/25/2034	42,549	0.0
282,461	CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 5.512%, (US0012M + 1.750)%, 02/20/2036	255,483	0.0
2,053,266 (1)(5)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	1,890,594	0.1
174,762 (1)(5)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	169,782	0.0
187,903 (1)(5)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	178,243	0.0
181,531 (1)(5)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	166,507	0.0
272,296 (1)(5)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	250,179	0.0
1,641,229 (1)(5)	CIM Trust 2019-J1 B3, 3.948%, 08/25/2049	1,405,489	0.1
3,036,543 (1)(5)	CIM Trust 2019-J2 B2, 3.770%, 10/25/2049	2,540,415	0.1
1,906,710 (1)(5)	CIM Trust 2019-J2 B3, 3.770%, 10/25/2049	1,589,428	0.1
1,240,290 (1)(5)	CIM Trust 2020-J2 B3, 2.759%, 01/25/2051	900,214	0.0
1,852,796 (1)(5)	CIM Trust 2021-J3 B3, 2.619%, 06/25/2051	1,337,688	0.1
396,046	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	349,003	0.0
76,881 (5)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.990%, 03/25/2036	61,707	0.0
33,439 (5)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 3.806%, 11/25/2036	29,168	0.0
195,922 (1)(5)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	182,625	0.0
82,210 (5)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 4.201%, 08/25/2035	80,845	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
278,570	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	$270,152	0.0
497,767 (1)	Connecticut Avenue Securities Trust 2019-R07 1M2, 5.184%, (US0001M + 2.100)%, 10/25/2039	495,163	0.0
3,540,000 (1)	Connecticut Avenue Securities Trust 2020-R02 2B1, 6.084%, (US0001M + 3.000)%, 01/25/2040	3,166,672	0.2
1,817,331 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 5.084%, (US0001M + 2.000)%, 01/25/2040	1,782,472	0.1
2,500,000 (1)	Connecticut Avenue Securities Trust 2022-R01 1B1, 5.431%, (SOFR30A + 3.150)%, 12/25/2041	2,169,006	0.1
750,000 (1)	Connecticut Avenue Securities Trust 2022-R04 1B1, 7.531%, (SOFR30A + 5.250)%, 03/25/2042	692,698	0.0
19,613	Countrywide Alternative Loan Trust 2005-53T2 2A6, 3.584%, (US0001M + 0.500)%, 11/25/2035	10,200	0.0
311,614 (1)(5)	CSMC 2017-HL1 A12 Trust, 3.500%, 06/25/2047	276,467	0.0
1,827,319 (1)(5)	CSMC 2019-AFC1 A3 Trust, 2.877%, 07/25/2049	1,700,442	0.1
2,969,575 (1)(5)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	2,353,897	0.1
297,647	CSMC Series 2007-2 3A6, 5.400%, 03/25/2037	170,151	0.0
455,693 (1)(5)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	405,457	0.0
6,319,065 (1)(5)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	6,026,842	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,315,694 (1)(5)	Deephaven Residential Mortgage Trust 2022-2 A3, 4.300%, 03/25/2067	$2,199,955	0.1
412,497	Deutsche ALT-A Securities, Inc. ALT 2007-AB1 A1, 3.384%, (US0001M + 0.300)%, 04/25/2037	289,573	0.0
85,348 (1)(5)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.465%, 06/27/2037	81,721	0.0
960,657 (1)(5)	Ellington Financial Mortgage Trust 2022-2 A1, 4.299%, 04/25/2067	910,598	0.1
1,700,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 6.734%, (US0001M + 3.650)%, 02/25/2040	1,668,425	0.1
414,592 (6)	Fannie Mae 2007-18 BS, 3.516%, (-1.000*US0001M + 6.600)%, 06/25/2035	43,460	0.0
1,425,644 (6)	Fannie Mae 2008-94 SI, 2.416%, (-1.000*US0001M + 5.500)%, 04/25/2036	131,569	0.0
169,280	Fannie Mae 2010-15 FD, 3.824%, (US0001M + 0.740)%, 03/25/2040	170,171	0.0
436,847	Fannie Mae 2011-47 GF, 3.654%, (US0001M + 0.570)%, 06/25/2041	436,242	0.0
49,281	Fannie Mae 2012-10 UF, 3.634%, (US0001M + 0.550)%, 02/25/2042	49,051	0.0
171,624 (6)	Fannie Mae 2012-84 KI, 6.000%, (US0001M + 6.000)%, 08/25/2042	40,819	0.0
431,882 (6)	Fannie Mae 2012-93 IL, 3.000%, 09/25/2027	19,019	0.0
2,758,746 (6)	Fannie Mae 2013-67 AI, 3.000%, 07/25/2028	126,430	0.0
19,746,532 (6)	Fannie Mae 2018-86 US, 3.116%, (-1.000*US0001M + 6.200)%, 12/25/2048	1,575,744	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
30	Fannie Mae Connecticut Avenue Securities, 8.784%, (US0001M + 5.700)%, 04/25/2028	$31	0.0
42,844	Fannie Mae Connecticut Avenue Securities 2014-CO4 1M2, 7.984%, (US0001M + 4.900)%, 11/25/2024	44,306	0.0
567,630	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 7.084%, (US0001M + 4.000)%, 05/25/2025	576,639	0.0
1,088,905	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 8.634%, (US0001M + 5.550)%, 04/25/2028	1,115,789	0.1
1,100,695	Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 7.384%, (US0001M + 4.300)%, 02/25/2025	1,123,844	0.1
953,344	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.934%, (US0001M + 2.850)%, 11/25/2029	960,189	0.1
3,279,555	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 5.584%, (US0001M + 2.500)%, 05/25/2030	3,276,840	0.2
1,020,000	Fannie Mae Connecticut Avenue Securities 2018-C05 1B1, 7.334%, (US0001M + 4.250)%, 01/25/2031	1,036,892	0.1
4,154,042	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 5.084%, (US0001M + 2.000)%, 03/25/2031	4,111,525	0.2
2,643,320	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 5.184%, (US0001M + 2.100)%, 03/25/2031	2,595,498	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
429,224 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 5.384%, (US0001M + 2.300)%, 08/25/2031	$428,210	0.0
221,339 (1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 5.234%, (US0001M + 2.150)%, 09/25/2031	220,752	0.0
647,916 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 5.534%, (US0001M + 2.450)%, 07/25/2031	646,835	0.0
878,876 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 7.184%, (US0001M + 4.100)%, 07/25/2039	871,754	0.0
1,369,777 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 5.134%, (US0001M + 2.050)%, 01/25/2040	1,350,767	0.1
3,898,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 6.734%, (US0001M + 3.650)%, 02/25/2040	3,863,010	0.2
474,226 (6)	Fannie Mae Interest Strip Series 346 6, 5.000%, 10/25/2033	77,515	0.0
90,995 (6)	Fannie Mae REMIC Trust 2000-26 SP, 5.416%, (-1.000*US0001M + 8.500)%, 08/25/2030	6,570	0.0
109,461 (6)	Fannie Mae REMIC Trust 2002-13 SR, 3.516%, (-1.000*US0001M + 6.600)%, 03/25/2032	6,424	0.0
67,580 (6)	Fannie Mae REMIC Trust 2004-64 SW, 3.966%, (-1.000*US0001M + 7.050)%, 08/25/2034	6,605	0.0
47,644 (6)	Fannie Mae REMIC Trust 2004-66 SE, 3.416%, (-1.000*US0001M + 6.500)%, 09/25/2034	3,809	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
244,279 (6)	Fannie Mae REMIC Trust 2009-25 SN, 3.466%, (-1.000*US0001M + 6.550)%, 04/25/2039	$28,629	0.0
9,431,233 (6)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*US0001M + 6.050)%, 06/25/2042	20,230	0.0
247,507 (6)	Fannie Mae REMIC Trust 2013-116 SC, 3.116%, (-1.000*US0001M + 6.200)%, 04/25/2033	6,503	0.0
1,224,684 (6)	Fannie Mae REMICS 2004-53 UC, 4.466%, (-1.000*US0001M + 7.550)%, 07/25/2034	155,237	0.0
833,813 (6)	Fannie Mae REMICS 2005-59 NS, 3.666%, (-1.000*US0001M + 6.750)%, 05/25/2035	38,413	0.0
96,390	Fannie Mae REMICS 2006-46 SP, 12.892%, (-3.667*US0001M + 24.200)%, 06/25/2036	148,963	0.0
3,486,006 (6)	Fannie Mae REMICS 2007-22 SD, 3.316%, (-1.000*US0001M + 6.400)%, 03/25/2037	338,074	0.0
3,448,693 (6)	Fannie Mae REMICS 2007-30 IE, 3.656%, (-1.000*US0001M + 6.740)%, 04/25/2037	432,964	0.0
2,063,462 (6)	Fannie Mae REMICS 2007-55 S, 3.676%, (-1.000*US0001M + 6.760)%, 06/25/2037	215,472	0.0
658,186 (6)	Fannie Mae REMICS 2011-123 SD, 3.516%, (-1.000*US0001M + 6.600)%, 08/25/2039	8,019	0.0
10,161,039 (6)	Fannie Mae REMICS 2012-111 UI, 3.000%, 10/25/2027	474,868	0.0
775,491 (6)	Fannie Mae REMICS 2012-121 DI, 2.500%, 11/25/2027	30,916	0.0
8,351,352 (6)	Fannie Mae REMICS 2012-128 KI, 3.000%, 11/25/2027	394,377	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,611,432 (6)	Fannie Mae REMICS 2012-133 NS, 3.066%, (-1.000*US0001M + 6.150)%, 12/25/2042	$910,882	0.1
1,825,508 (6)	Fannie Mae REMICS 2012-148 IB, 3.500%, 01/25/2028	96,205	0.0
4,022,371 (6)	Fannie Mae REMICS 2012-150 PS, 3.066%, (-1.000*US0001M + 6.150)%, 01/25/2043	452,864	0.0
8,485,799 (6)	Fannie Mae REMICS 2013-1 LI, 2.500%, 02/25/2028	342,340	0.0
1,621,613 (6)	Fannie Mae REMICS 2013-137 PI, 5.000%, 10/25/2041	337,530	0.0
7,933,099 (6)	Fannie Mae REMICS 2013-19 JS, 3.116%, (-1.000*US0001M + 6.200)%, 10/25/2041	472,391	0.0
1,306,701 (6)	Fannie Mae REMICS 2013-2 NI, 4.000%, 02/25/2043	198,485	0.0
3,297,299 (6)	Fannie Mae REMICS 2013-21 KI, 3.000%, 03/25/2028	153,592	0.0
4,322,937 (6)	Fannie Mae REMICS 2013-32 EI, 2.500%, 04/25/2033	346,300	0.0
1,212,331 (6)	Fannie Mae REMICS 2013-41 BI, 3.000%, 05/25/2028	63,403	0.0
1,410,988 (6)	Fannie Mae REMICS 2013-69 PI, 3.000%, 04/25/2033	102,517	0.0
3,350,335 (6)	Fannie Mae REMICS 2013-97 JS, 3.066%, (-1.000*US0001M + 6.150)%, 04/25/2038	274,391	0.0
6,645,702 (6)	Fannie Mae REMICS 2016-19 SB, 3.016%, (-1.000*US0001M + 6.100)%, 04/25/2046	521,321	0.0
2,130,579 (6)	Fannie Mae REMICS 2016-4 BI, 4.000%, 02/25/2046	391,606	0.0
1,488,426 (6)	Fannie Mae REMICS 2016-61 PI, 4.500%, 01/25/2046	256,719	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,026,156 (6)	Fannie Mae REMICS 2017-16 SG, 2.966%, (-1.000*US0001M + 6.050)%, 03/25/2047	$1,712,744	0.1
9,628,374 (6)	Fannie Mae REMICS 2019-15 AI, 4.000%, 04/25/2059	2,004,743	0.1
15,496,925 (6)	Fannie Mae REMICS 2019-17 SA, 3.016%, (-1.000*US0001M + 6.100)%, 04/25/2049	1,285,067	0.1
13,665,244 (6)	Fannie Mae REMICS 2019-8 SB, 3.016%, (-1.000*US0001M + 6.100)%, 03/25/2049	1,125,929	0.1
20,210,842 (6)	Fannie Mae REMICS 2020-49 SB, 3.016%, (-1.000*US0001M + 6.100)%, 07/25/2050	2,983,947	0.2
41,143,595 (6)	Fannie Mae REMICS 2020-64 IO, 3.000%, 09/25/2050	7,782,241	0.4
24,276,446 (6)	Fannie Mae REMICS 2020-65 CI, 4.000%, 09/25/2050	4,585,228	0.2
19,958,413 (6)	Fannie Mae REMICS 2021-2 PI, 2.000%, 02/25/2051	2,129,874	0.1
42,549,783 (6)	Fannie Mae REMICS 2021-65 KI, 3.500%, 10/25/2051	7,414,453	0.4
343,404	Fannie Mae Series 2006-11 FA, 3.384%, (US0001M + 0.300)%, 03/25/2036	340,108	0.0
64,635	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	29,029	0.0
187,555 (1)(5)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	172,413	0.0
625,500 (1)(5)	Flagstar Mortgage Trust 2018-1 B3, 3.957%, 03/25/2048	529,605	0.0
4,526,536 (1)(5)	Flagstar Mortgage Trust 2018-2 B2, 4.012%, 04/25/2048	3,841,123	0.2
866,708 (1)(5)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	809,980	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,635,442 (1)(5)	Flagstar Mortgage Trust 2018-4 B3, 4.235%, 07/25/2048	$3,083,784	0.2
917,183 (1)(5)	Flagstar Mortgage Trust 2018-5 B3, 4.468%, 09/25/2048	793,322	0.0
261,290 (1)(5)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	250,325	0.0
3,461,359 (1)(5)	Flagstar Mortgage Trust 2018-6RR B1, 4.916%, 10/25/2048	3,056,250	0.2
1,412,909 (1)(5)	Flagstar Mortgage Trust 2019-2 B1, 4.042%, 12/25/2049	1,170,783	0.1
1,978,072 (1)(5)	Flagstar Mortgage Trust 2019-2 B2, 4.042%, 12/25/2049	1,615,304	0.1
3,337,175 (1)(5)	Flagstar Mortgage Trust 2020-1NV B2A, 4.224%, 03/25/2050	2,693,341	0.1
2,860,436 (1)(5)	Flagstar Mortgage Trust 2020-1NV B3, 4.224%, 03/25/2050	2,296,259	0.1
3,723,784 (1)(5)	Flagstar Mortgage Trust 2021-2 B3, 2.785%, 04/25/2051	2,563,460	0.1
973,992 (6)	Freddie Mac 2009-70 PS, 3.666%, (-1.000*US0001M + 6.750)%, 01/25/2037	117,758	0.0
102 (6)	Freddie Mac 2524 SH, 4.682%, (-1.000*US0001M + 7.500)%, 11/15/2032	0	—
246,471 (6)	Freddie Mac 2525 SM, 5.182%, (-1.000*US0001M + 8.000)%, 02/15/2032	31,941	0.0
231,594 (6)	Freddie Mac 2981 CS, 3.902%, (-1.000*US0001M + 6.720)%, 05/15/2035	19,720	0.0
236,955 (6)	Freddie Mac 2989 HS, 4.332%, (-1.000*US0001M + 7.150)%, 08/15/2034	46,301	0.0
116,896 (6)	Freddie Mac 3018 SM, 4.382%, (-1.000*US0001M + 7.200)%, 08/15/2035	16,774	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,376,943 (6)	Freddie Mac 3222 SN, 3.782%, (-1.000*US0001M + 6.600)%, 09/15/2036	$128,418	0.0
235,083 (5)(6)	Freddie Mac 324 144, 6.000%, 06/15/2039	53,588	0.0
473,540 (6)	Freddie Mac 3523 SA, 3.182%, (-1.000*US0001M + 6.000)%, 09/15/2036	40,894	0.0
393,940 (6)	Freddie Mac 3582 MS, 3.332%, (-1.000*US0001M + 6.150)%, 10/15/2039	36,397	0.0
575,025 (6)	Freddie Mac 3688 BI, 5.000%, 07/15/2040	96,365	0.0
2,274,012 (6)	Freddie Mac 4186 IA, 3.000%, 03/15/2033	214,618	0.0
82,900 (6)	Freddie Mac 4333 AI, 5.500%, 02/15/2044	15,359	0.0
4,800,832 (6)	Freddie Mac 4813 IO, 5.500%, 08/15/2048	951,741	0.1
1,316 (6)	Freddie Mac REMIC Trust 2266 S, 5.732%, (-1.000*US0001M + 8.550)%, 11/15/2030	51	0.0
119,990 (6)	Freddie Mac REMIC Trust 2374 S, 5.282%, (-1.000*US0001M + 8.100)%, 06/15/2031	13,936	0.0
61,269 (6)	Freddie Mac REMIC Trust 2417 SY, 5.582%, (-1.000*US0001M + 8.400)%, 12/15/2031	8,602	0.0
121,837 (6)	Freddie Mac REMIC Trust 2577 SA, 4.632%, (-1.000*US0001M + 7.450)%, 02/15/2033	14,765	0.0
62,530 (6)	Freddie Mac REMIC Trust 2981 SU, 4.982%, (-1.000*US0001M + 7.800)%, 05/15/2030	6,090	0.0
133,608	Freddie Mac REMIC Trust 3031 BP, 8.000%, (-6.723*US0001M + 44.975)%, 08/15/2035	128,138	0.0
472,875 (6)	Freddie Mac REMIC Trust 3049 PI, 3.832%, (-1.000*US0001M + 6.650)%, 10/15/2035	48,368	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
41,755	Freddie Mac REMIC Trust 3085 SK, 32.188%, (-12.000*US0001M + 66.000)%, 12/15/2035	$64,721	0.0
56,976 (7)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	46,242	0.0
154,197 (6)	Freddie Mac REMIC Trust 3624 TS, 1.982%, (-1.000*US0001M + 4.800)%, 01/15/2040	6,955	0.0
137,423 (6)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	13,769	0.0
436,335 (6)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	50,052	0.0
1,238,484 (6)	Freddie Mac REMICS 2781 SB, 4.332%, (-1.000*US0001M + 7.150)%, 04/15/2034	139,768	0.0
271,826	Freddie Mac REMICS 2921 PF, 3.168%, (US0001M + 0.350)%, 01/15/2035	269,073	0.0
2,872,224 (6)	Freddie Mac REMICS 3128 JI, 3.812%, (-1.000*US0001M + 6.630)%, 03/15/2036	329,497	0.0
1,349,255 (6)	Freddie Mac REMICS 3298 S, 3.292%, (-1.000*US0001M + 6.110)%, 04/15/2037	130,513	0.0
2,405,314 (6)	Freddie Mac REMICS 4097 IC, 2.500%, 08/15/2027	91,465	0.0
894,401 (6)	Freddie Mac REMICS 4116 IL, 4.500%, 05/15/2042	113,647	0.0
8,455,370 (6)	Freddie Mac REMICS 4120 TI, 2.500%, 10/15/2027	340,379	0.0
1,182,587 (6)	Freddie Mac REMICS 4136 QI, 3.000%, 11/15/2032	63,262	0.0
650,807 (6)	Freddie Mac REMICS 4143 IK, 4.000%, 10/15/2041	56,918	0.0
12,543,859 (6)	Freddie Mac REMICS 4146 SA, 3.332%, (-1.000*US0001M + 6.150)%, 12/15/2042	1,455,944	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
639,187 (6)	Freddie Mac REMICS 4153 YI, 3.000%, 09/15/2042	$22,105	0.0
1,773,113 (6)	Freddie Mac REMICS 4157 IH, 3.500%, 01/15/2043	285,667	0.0
1,083,687 (6)	Freddie Mac REMICS 4162 DI, 2.000%, 02/15/2028	35,899	0.0
4,047,692 (6)	Freddie Mac REMICS 4182 IL, 3.000%, 03/15/2028	206,180	0.0
438,367 (6)	Freddie Mac REMICS 4266 LI, 3.500%, 06/15/2028	9,063	0.0
25,806,430 (6)	Freddie Mac REMICS 4273 PS, 3.282%, (-1.000*US0001M + 6.100)%, 11/15/2043	2,316,385	0.1
1,787,861 (6)	Freddie Mac REMICS 4290 EI, 5.000%, 12/15/2043	348,224	0.0
1,046,048	Freddie Mac REMICS 4385 LS, 3.351%, (-2.333*US0001M + 9.333)%, 07/15/2037	709,024	0.0
2,099,631 (6)	Freddie Mac REMICS 4494 LI, 5.000%, 12/15/2043	248,212	0.0
6,810,502 (6)	Freddie Mac REMICS 4618 SA, 3.182%, (-1.000*US0001M + 6.000)%, 09/15/2046	790,573	0.0
1,652,958	Freddie Mac REMICS 4625 BI, 3.500%, 06/15/2046	277,461	0.0
1,880,061 (6)	Freddie Mac REMICS 4708 KI, 4.500%, 11/15/2046	291,825	0.0
22,257,842 (6)	Freddie Mac REMICS 4903 NS, 3.016%, (-1.000*US0001M + 6.100)%, 08/25/2049	2,427,838	0.1
11,856,429 (6)	Freddie Mac REMICS 4909 SJ, 2.966%, (-1.000*US0001M + 6.050)%, 09/25/2049	1,490,416	0.1
4,654,680 (6)	Freddie Mac REMICS 4910 SD, 3.232%, (-1.000*US0001M + 6.050)%, 06/15/2049	556,333	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,104,877 (6)	Freddie Mac REMICS 4910 SH, 2.966%, (-1.000*US0001M + 6.050)%, 09/25/2049	$1,874,313	0.1
19,580,892 (6)	Freddie Mac REMICS 4924 SY, 2.966%, (-1.000*US0001M + 6.050)%, 10/25/2049	2,464,020	0.1
15,837,520 (6)	Freddie Mac REMICS 4967 IQ, 4.000%, 02/25/2050	3,167,260	0.2
39,437,475 (6)	Freddie Mac REMICS 4974 I, 4.000%, 04/25/2050	7,754,054	0.4
35,014,210 (6)	Freddie Mac REMICS 5010 MI, 3.000%, 09/25/2050	5,321,708	0.3
28,570,142 (6)	Freddie Mac REMICS 5049 UI, 3.000%, 12/25/2050	5,232,456	0.3
14,495,541 (6)	Freddie Mac REMICS 5074 GI, 2.000%, 02/25/2051	1,535,753	0.1
24,332,337 (6)	Freddie Mac REMICS 5081 CI, 2.000%, 03/25/2051	2,634,102	0.1
11,446,205 (6)	Freddie Mac REMICS 5142 LI, 2.500%, 09/25/2051	1,857,031	0.1
384,263	Freddie Mac REMICS Trust 3740 FB, 3.318%, (US0001M + 0.500)%, 10/15/2040	381,776	0.0
919,931 (1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 4.934%, (US0001M + 1.850)%, 02/25/2050	906,293	0.1
1,203,029 (1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 4.984%, (US0001M + 1.900)%, 01/25/2050	1,188,835	0.1
5,100,000 (1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 5.681%, (SOFR30A + 3.400)%, 10/25/2041	4,580,410	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 4.381%, (SOFR30A + 2.100)%, 09/25/2041	$2,110,408	0.1
6,100,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 6.031%, (SOFR30A + 3.750)%, 12/25/2041	5,369,382	0.3
5,000,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 4.631%, (SOFR30A + 2.350)%, 12/25/2041	4,269,949	0.2
3,800,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 5.681%, (SOFR30A + 3.400)%, 01/25/2042	3,306,787	0.2
2,500,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 4.131%, (SOFR30A + 1.850)%, 01/25/2042	2,274,711	0.1
3,000,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 4.781%, (SOFR30A + 2.500)%, 01/25/2042	2,624,240	0.1
3,400,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA3 M2, 6.631%, (SOFR30A + 4.350)%, 04/25/2042	3,134,163	0.2
2,500,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 7.531%, (SOFR30A + 5.250)%, 05/25/2042	2,355,959	0.1
1,000,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA6 M2, 8.035%, (SOFR30A + 5.750)%, 09/25/2042	980,682	0.1
1,200,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 7.531%, (SOFR30A + 5.250)%, 03/25/2042	1,109,795	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 7.631%, (SOFR30A + 5.350)%, 08/25/2042	$2,780,978	0.1
1,092,510 (6)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	48,676	0.0
804,588 (6)	Freddie Mac Strips Series 224 IO, 6.000%, 03/01/2033	146,651	0.0
382,067 (6)	Freddie Mac Strips Series 237 S23, 4.282%, (-1.000*US0001M + 7.100)%, 05/15/2036	46,825	0.0
440,625 (6)	Freddie Mac Strips Series 260 33, 4.000%, 05/15/2039	81,781	0.0
1,840,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 B1, 6.234%, (US0001M + 3.150)%, 07/25/2030	1,794,271	0.1
3,000,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 4.581%, (SOFR30A + 2.300)%, 08/25/2033	2,909,842	0.1
2,300,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 5.931%, (SOFR30A + 3.650)%, 11/25/2041	2,034,269	0.1
2,500,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M2, 9.031%, (SOFR30A + 6.750)%, 06/25/2042	2,499,910	0.1
1,589,052 (1)(5)	Galton Funding Mortgage Trust 2018-2 B2, 4.619%, 10/25/2058	1,379,718	0.1
2,375,722 (1)(5)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	2,072,034	0.1
1,904,924 (1)(5)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,664,891	0.1
3,515,500 (6)	Ginnie Mae 2007-59 SC, 3.486%, (-1.000*US0001M + 6.500)%, 07/20/2037	371,071	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
116,757 (6)	Ginnie Mae 2011-101 EI, 6.000%, (-19.355*US0001M + 109.161)%, 10/16/2039	$25,587	0.0
19,770,066 (6)	Ginnie Mae 2013-130 SB, 2.486%, (-1.000*US0001M + 5.050)%, 09/16/2043	946,136	0.1
8,104,866 (6)	Ginnie Mae 2014-58 SM, 3.161%, (-1.000*US0001M + 6.100)%, 04/16/2044	812,232	0.0
45,230,025 (6)	Ginnie Mae 2021-194 IK, 3.000%, 11/20/2051	7,753,322	0.4
306,947 (6)	Ginnie Mae Series 2008-40 SA, 3.461%, (-1.000*US0001M + 6.400)%, 05/16/2038	24,382	0.0
539,292 (6)	Ginnie Mae Series 2009-116 SJ, 3.541%, (-1.000*US0001M + 6.480)%, 12/16/2039	56,498	0.0
648,698 (6)	Ginnie Mae Series 2010-143 JI, 4.000%, 08/16/2039	42,038	0.0
1,031,226 (6)	Ginnie Mae Series 2010-4 IP, 5.000%, 01/16/2039	87,460	0.0
496,884 (6)	Ginnie Mae Series 2010-4 SL, 3.461%, (-1.000*US0001M + 6.400)%, 01/16/2040	50,882	0.0
36,657 (6)	Ginnie Mae Series 2010-98 QS, 3.586%, (-1.000*US0001M + 6.600)%, 01/20/2040	643	0.0
1,423,312 (6)	Ginnie Mae Series 2011-101 BI, 0.650%, (-1.000*US0001M + 6.650)%, 11/20/2037	31,755	0.0
1,646,174 (6)	Ginnie Mae Series 2011-124 KI, 4.000%, 08/20/2039	105,297	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,084,917 (6)	Ginnie Mae Series 2011-25 AS, 3.046%, (-1.000*US0001M + 6.060)%, 02/20/2041	$359,762	0.0
1,750,623 (6)	Ginnie Mae Series 2012-148 IP, 3.500%, 04/20/2041	87,470	0.0
16,237 (6)	Ginnie Mae Series 2012-149 BI, 3.500%, 10/20/2041	1,579	0.0
1,988,295 (6)	Ginnie Mae Series 2012-39 PI, 4.000%, 03/16/2042	202,306	0.0
1,664,744 (6)	Ginnie Mae Series 2013-103 DS, 3.136%, (-1.000*US0001M + 6.150)%, 07/20/2043	169,723	0.0
72,543 (6)	Ginnie Mae Series 2013-134 DS, 3.086%, (-1.000*US0001M + 6.100)%, 09/20/2043	7,257	0.0
187,611 (6)	Ginnie Mae Series 2013-44 LI, 4.500%, 01/16/2043	24,402	0.0
789,866 (6)	Ginnie Mae Series 2013-81 IO, 4.500%, 01/16/2040	73,023	0.0
1,990,503 (6)	Ginnie Mae Series 2014-84 PI, 4.500%, 04/20/2043	237,093	0.0
1,885,585 (6)	Ginnie Mae Series 2015-132 BI, 4.000%, 11/20/2044	244,191	0.0
16,398,403 (6)	Ginnie Mae Series 2015-144 SA, 3.186%, (-1.000*US0001M + 6.200)%, 10/20/2045	2,012,981	0.1
3,000,145 (6)	Ginnie Mae Series 2015-69 IL, 0.200%, (-1.000*US0001M + 6.700)%, 07/20/2034	21,588	0.0
193,730 (6)	Ginnie Mae Series 2015-98 IU, 4.000%, 08/20/2044	27,291	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,410,129 (6)	Ginnie Mae Series 2016-66 ES, 3.036%, (-1.000*US0001M + 6.050)%, 05/20/2046	$678,508	0.0
433,500 (6)	Ginnie Mae Series 2016-8 PI, 4.000%, 10/20/2044	55,875	0.0
6,011,254 (6)	Ginnie Mae Series 2018-153 SQ, 3.186%, (-1.000*US0001M + 6.200)%, 11/20/2048	586,623	0.0
14,919,763 (6)	Ginnie Mae Series 2018-93 SJ, 3.186%, (-1.000*US0001M + 6.200)%, 07/20/2048	1,466,907	0.1
166,890 (6)	Ginnie Mae Series 2019-111 TI, 5.000%, 09/20/2049	28,210	0.0
107,460 (6)	Ginnie Mae Series 2019-86 GI, 6.500%, 07/20/2049	19,914	0.0
385,712 (6)	Ginnie Mae Series 2019-86 HI, 5.500%, 07/20/2049	75,921	0.0
12,326,701 (6)	Ginnie Mae Series 2019-89 SC, 3.086%, (-1.000*US0001M + 6.100)%, 07/20/2049	1,377,222	0.1
282,169 (1)(5)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	253,732	0.0
448,150 (1)(5)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	402,605	0.0
1,128,731 (1)(5)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,014,977	0.1
2,329,760 (1)(5)	GS Mortage-Backed Securities Trust 2020-PJ1 B2, 3.655%, 05/25/2050	1,872,892	0.1
3,640,571 (1)(5)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.655%, 05/25/2050	2,895,885	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,479,646 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.080%, 08/25/2049	$1,313,909	0.1
92,569 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	88,275	0.0
3,727,290 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.340%, 11/25/2049	3,387,323	0.2
3,837,510 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.340%, 11/25/2049	3,361,808	0.2
457,282 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.985%, 03/25/2050	412,597	0.0
466,062 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.985%, 03/25/2050	406,752	0.0
1,771,224 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.424%, 10/25/2050	1,297,896	0.1
1,688,045 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.652%, 08/25/2051	1,129,638	0.1
3,858,116 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.619%, 09/25/2051	2,564,777	0.1
4,996,737 (1)(5)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ5 B3, 2.587%, 10/25/2051	3,298,143	0.2
983,534 (1)(5)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.390%, 04/25/2052	684,405	0.0
983,534 (1)(5)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.390%, 04/25/2052	626,359	0.0
2,620,131 (1)(5)	GS Mortgage-Backed Securities Trust 2021-PJ9 A4, 2.500%, 02/26/2052	2,067,276	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,615,275 (1)(5)	GS Mortgage-Backed Securities Trust 2022-NQM1 A4, 4.000%, 05/25/2062	$2,347,766	0.1
351,423	HarborView Mortgage Loan Trust 2007-5 A1A, 3.183%, (US0001M + 0.190)%, 09/19/2037	311,012	0.0
4,769,000 (1)	Home RE 2019-1 M2 Ltd., 6.334%, (US0001M + 3.250)%, 05/25/2029	4,687,593	0.2
1,289	HomeBanc Mortgage Trust 2004-1 2A, 3.944%, (US0001M + 0.860)%, 08/25/2029	1,233	0.0
2,600,000 (1)(5)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,911,729	0.1
2,411,313 (1)(5)	Imperial Fund Mortgage Trust 2022-NQM3 A1, 4.380%, 05/25/2067	2,289,069	0.1
55,903	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 3.504%, (US0001M + 0.420)%, 04/25/2046	48,651	0.0
103,866 (1)(5)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	99,783	0.0
1,058,674 (1)(5)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.515%, 08/25/2049	995,464	0.1
2,565,070 (1)(5)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.515%, 08/25/2049	2,244,467	0.1
1,613,316 (1)(5)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.570%, 06/25/2049	1,438,891	0.1
2,457,162 (1)(5)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	1,557,516	0.1
967,430 (1)(5)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	780,855	0.0
1,636,274 (5)	JP Morgan Mortgage Trust 2005-A4 B1, 3.352%, 07/25/2035	1,514,014	0.1
71,023	JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	37,537	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
157,282	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	$95,358	0.0
395,583	JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	171,794	0.0
784,352 (1)(5)	JP Morgan Mortgage Trust 2014-5 B3, 2.820%, 10/25/2029	653,687	0.0
481,648 (1)(5)	JP Morgan Mortgage Trust 2016-1 B3, 3.794%, 05/25/2046	432,180	0.0
2,095,000 (1)(5)	JP Morgan Mortgage Trust 2016-1 B4, 3.794%, 05/25/2046	1,464,596	0.1
387,742 (1)(5)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	349,525	0.0
843,277 (1)(5)	JP Morgan Mortgage Trust 2017-1 B4, 3.450%, 01/25/2047	701,261	0.0
1,383,833 (1)(5)	JP Morgan Mortgage Trust 2017-3 B1, 3.754%, 08/25/2047	1,202,604	0.1
1,025,062 (1)(5)	JP Morgan Mortgage Trust 2017-3 B2, 3.754%, 08/25/2047	888,735	0.0
1,884,695 (1)(5)	JP Morgan Mortgage Trust 2017-5 B1, 3.124%, 10/26/2048	1,795,663	0.1
538,707 (1)(5)	JP Morgan Mortgage Trust 2017-6 B3, 3.777%, 12/25/2048	455,480	0.0
1,514,663 (1)(5)	JP Morgan Mortgage Trust 2017-6 B4, 3.777%, 12/25/2048	1,269,283	0.1
1,033,777 (1)(5)	JP Morgan Mortgage Trust 2017-6 B5, 3.777%, 12/25/2048	755,106	0.0
2,205,170 (1)(5)	JP Morgan Mortgage Trust 2018-1 B2, 3.616%, 06/25/2048	1,861,142	0.1
3,596,828 (1)(5)	JP Morgan Mortgage Trust 2018-3 B1, 3.715%, 09/25/2048	3,042,576	0.2
2,248,018 (1)(5)	JP Morgan Mortgage Trust 2018-3 B3, 3.715%, 09/25/2048	1,877,865	0.1
451,342 (1)(5)	JP Morgan Mortgage Trust 2018-4 B1, 3.715%, 10/25/2048	386,398	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
451,342 (1)(5)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	$384,000	0.0
1,828,681 (1)(5)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,592,943	0.1
110,972 (1)(5)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	100,705	0.0
191,617 (1)(5)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	179,091	0.0
7,862,718 (1)(5)	JP Morgan Mortgage Trust 2018-8 B1, 4.065%, 01/25/2049	6,718,470	0.3
3,664,322 (1)(5)	JP Morgan Mortgage Trust 2018-8 B2, 4.065%, 01/25/2049	3,123,592	0.2
928,513 (1)(5)	JP Morgan Mortgage Trust 2018-9 B2, 4.226%, 02/25/2049	784,386	0.0
1,835,132 (1)(5)	JP Morgan Mortgage Trust 2018-9 B3, 4.226%, 02/25/2049	1,520,362	0.1
236,139 (1)(5)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	223,439	0.0
489,976 (1)(5)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	471,648	0.0
2,811,954 (1)(5)	JP Morgan Mortgage Trust 2019-5 B1, 4.454%, 11/25/2049	2,640,536	0.1
4,692,060 (1)(5)	JP Morgan Mortgage Trust 2019-5 B2, 4.454%, 11/25/2049	4,334,569	0.2
130,781 (1)(5)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	120,097	0.0
2,820,104 (1)(5)	JP Morgan Mortgage Trust 2019-6 B1, 4.232%, 12/25/2049	2,374,886	0.1
6,110,188 (1)(5)	JP Morgan Mortgage Trust 2019-6 B2, 4.232%, 12/25/2049	5,602,953	0.3
931,870 (1)(5)	JP Morgan Mortgage Trust 2019-7 B3A, 3.281%, 02/25/2050	761,784	0.0
475,714 (1)(5)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	430,296	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
943,528 (1)(5)	JP Morgan Mortgage Trust 2019-8 B3A, 3.400%, 03/25/2050	$777,040	0.0
3,753,999 (1)(5)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.970%, 10/25/2049	3,241,835	0.2
292,799 (1)(5)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	270,574	0.0
3,993,405 (1)(5)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.388%, 05/25/2050	3,300,518	0.2
92,461 (1)(5)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	91,339	0.0
1,857,977 (1)(5)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.704%, 12/25/2049	1,649,787	0.1
1,883,403 (1)(5)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.704%, 12/25/2049	1,671,604	0.1
2,660,312 (1)(5)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.386%, 03/25/2050	2,281,040	0.1
6,192,311 (1)(5)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.386%, 03/25/2050	5,300,715	0.3
309,062 (1)(5)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	275,291	0.0
2,958,287 (1)(5)	JP Morgan Mortgage Trust 2020-3 B2, 3.851%, 08/25/2050	2,370,158	0.1
4,765,243 (1)(5)	JP Morgan Mortgage Trust 2020-4 B1, 3.659%, 11/25/2050	3,803,468	0.2
1,715,488 (1)(5)	JP Morgan Mortgage Trust 2020-4 B2, 3.659%, 11/25/2050	1,365,311	0.1
177,754 (1)(5)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	173,018	0.0
918,278 (1)(5)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	892,579	0.0
2,502,801 (1)(5)	JP Morgan Mortgage Trust 2022-2 B3, 3.132%, 08/25/2052	1,772,051	0.1
625,848 (1)(5)	JP Morgan Trust 2015-3 B3, 3.596%, 05/25/2045	563,497	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,327,529 (1)(5)	JP Morgan Trust 2015-3 B4, 3.596%, 05/25/2045	$968,256	0.1
1,427,972,419 (1)(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	1,943,113	0.1
74,310	Lehman XS Trust Series 2005-5N 1A2, 3.444%, (US0001M + 0.360)%, 11/25/2035	70,622	0.0
1,845,183 (1)(5)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.897%, 07/01/2051	1,344,419	0.1
2,834,852 (1)(5)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.322%, 03/25/2052	2,043,957	0.1
2,000,000 (1)(5)	MFA 2021-INV2 M1 Trust, 3.199%, 11/25/2056	1,504,819	0.1
655,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 4.884%, (US0001M + 1.800)%, 09/25/2035	675,885	0.0
1,024,579	Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 3.384%, (US0001M + 0.150)%, 08/25/2036	324,014	0.0
6,000,000 (1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 5.181%, (SOFR30A + 2.900)%, 02/25/2034	5,728,186	0.3
355,442 (1)(5)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	329,762	0.0
1,955,252 (1)(5)	New Residential Mortgage Loan Trust 2022-NQM3 A1, 3.900%, 04/25/2062	1,846,545	0.1
1,300,000 (1)	Oaktown Re VII Ltd. 2021-2 M1C, 5.631%, (SOFR30A + 3.350)%, 04/25/2034	1,211,727	0.1
235,477 (1)(5)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	218,568	0.0
401,411 (1)(5)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	379,253	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
291,810 (1)(5)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	$266,806	0.0
1,919,853 (1)(5)	OBX 2022-J1 A14 Trust, 2.500%, 02/25/2052	1,514,758	0.1
2,500,000 (1)(5)	OBX 2022-NQM4 A1B Trust, 3.900%, 04/25/2062	2,262,647	0.1
2,225,902 (1)(5)	Oceanview Mortgage Trust 2021-1 B3, 2.723%, 05/25/2051	1,477,630	0.1
2,989,301 (1)(5)	Onslow Bay Mortgage Loan Trust 2021-NQM4 A1, 1.957%, 10/25/2061	2,465,655	0.1
19,541	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	16,146	0.0
159,089 (1)(5)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	154,293	0.0
6,856,000 (1)	Radnor RE 2021-1 M1C Ltd., 4.981%, (SOFR30A + 2.700)%, 12/27/2033	6,637,684	0.3
3,606,390 (1)(5)	RCKT Mortgage Trust 2019-1 B1A, 3.827%, 09/25/2049	3,006,667	0.2
2,341,532 (1)(5)	RCKT Mortgage Trust 2019-1 B2A, 3.827%, 09/25/2049	1,946,077	0.1
1,578,992 (1)(5)	RCKT Mortgage Trust 2020-1 B2A, 3.478%, 02/25/2050	1,272,161	0.1
2,612,239 (1)(5)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	2,061,049	0.1
5,495,110 (1)(5)	RCKT Mortgage Trust 2021-6 B3, 2.796%, 12/25/2051	3,883,542	0.2
987,383 (1)(5)	RCKT Mortgage Trust 2022-3 A21, 3.000%, 05/25/2052	794,613	0.0
929,643 (1)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	861,740	0.0
596,396 (1)(5)	Sequoia Mortgage Trust 2015-1 B1, 3.917%, 01/25/2045	555,625	0.0
1,426,768 (1)(5)	Sequoia Mortgage Trust 2017-1 B2, 3.611%, 02/25/2047	1,247,435	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,126,718 (1)(5)	Sequoia Mortgage Trust 2018-6 B1, 4.172%, 07/25/2048	$1,008,406	0.1
542,602 (1)(5)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.458%, 03/25/2048	459,490	0.0
1,650,860 (1)(5)	Sequoia Mortgage Trust 2019-2 B2, 4.255%, 06/25/2049	1,464,975	0.1
1,561,035 (1)(5)	Sequoia Mortgage Trust 2019-2 B3, 4.255%, 06/25/2049	1,360,927	0.1
2,026,603 (1)(5)	Sequoia Mortgage Trust 2019-5 B2, 3.716%, 12/25/2049	1,661,759	0.1
2,027,534 (1)(5)	Sequoia Mortgage Trust 2019-5 B3, 3.716%, 12/25/2049	1,652,641	0.1
865,921 (1)(5)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.863%, 03/25/2049	849,305	0.0
119,153 (1)(5)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	117,280	0.0
211,406 (1)(5)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	201,963	0.0
1,886,919 (1)(5)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.507%, 09/25/2049	1,588,851	0.1
201,832 (1)(5)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	179,239	0.0
1,434,652 (1)(5)	Sequoia Mortgage Trust 2020-2 B3, 3.642%, 03/25/2050	1,147,077	0.1
560,708 (1)(5)	Sequoia Mortgage Trust 2021-3 B3, 2.653%, 05/25/2051	372,292	0.0
1,218,797 (1)(5)	Sequoia Mortgage Trust 2021-5 B3, 3.050%, 07/25/2051	916,659	0.1
1,103,388 (1)(5)	Sequoia Mortgage Trust 2022-1 B3, 2.947%, 02/25/2052	769,043	0.0
2,239,873 (1)(5)	Shellpoint Co-Originator Trust 2017-2 B2, 3.639%, 10/25/2047	2,029,385	0.1
2,969,361 (1)(5)	Shellpoint Co-Originator Trust 2017-2 B3, 3.639%, 10/25/2047	2,632,903	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000 (1)(5)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	$1,561,458	0.1
35,900 (5)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.354%, 03/25/2035	32,772	0.0
2,498,449 (1)(5)	UWM Mortgage Trust 2021-INV4 B3, 3.230%, 12/25/2051	1,795,568	0.1
61,389 (5)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.889%, 10/25/2036	56,953	0.0
127,244 (5)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.468%, 06/25/2034	121,885	0.0
871,535 (5)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 3.467%, 07/25/2034	833,690	0.0
70,298,173 (5)(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR1 X Trust, 0.391%, 01/25/2045	707	0.0
150,250 (5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.836%, 09/25/2035	138,627	0.0
27,981,053 (5)(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR2 X Trust, 0.037%, 01/25/2045	22,728	0.0
12,254 (5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.162%, 10/25/2036	11,336	0.0
79,668 (5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.609%, 11/25/2036	73,180	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
306,172 (5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 2.609%, 11/25/2036	$281,236	0.0
41,175 (5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.676%, 08/25/2046	37,455	0.0
74,042 (5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.342%, 12/25/2036	68,269	0.0
381,924 (5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.921%, 03/25/2037	310,209	0.0
46,838 (5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.389%, 07/25/2037	43,826	0.0
451,159	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 3.984%, (US0001M + 0.900)%, 11/25/2035	421,888	0.0
478,372	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	441,870	0.0
420,999	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	343,412	0.0
548,686	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	487,829	0.0
103,093	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	94,909	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
626,444	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 2CB2, 3.684%, (US0001M + 0.600)%, 07/25/2036	$349,675	0.0
1,662,482	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 3A Trust, 2.044%, (12MTA + 0.940)%, 07/25/2046	1,051,539	0.1
675,782	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.064%, (12MTA + 0.960)%, 08/25/2046	428,775	0.0
23,165	Wells Fargo Alternative Loan 2007-PA2 2A1, 3.514%, (US0001M + 0.430)%, 06/25/2037	18,744	0.0
486,722 (5)	Wells Fargo Mortgage Backed Securities 2006-AR12 1A1, 4.043%, 09/25/2036	446,594	0.0
94,615 (5)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.240%, 12/28/2037	86,765	0.0
1,356,219 (1)(5)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.668%, 07/25/2047	1,137,954	0.1
1,516,919 (1)(5)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.490%, 09/25/2049	985,859	0.1
1,920,182 (1)(5)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.373%, 12/25/2049	1,502,810	0.1
2,847,159 (1)(5)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.161%, 07/25/2050	2,248,848	0.1
1,964,230 (1)(5)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.718%, 12/25/2050	1,264,804	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
401,216 (1)(5)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	$345,657	0.0
	Total Collateralized Mortgage Obligations (Cost $548,081,887)	467,123,750	22.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 16.4%
1,290,000 (1)(7)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	1,288,069	0.1
555,000 (5)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	489,414	0.0
5,320,000 (1)(5)(6)	BANK 2017-BNK4 XE, 1.601%, 05/15/2050	280,515	0.0
4,380,000 (1)	BANK 2017-BNK6 D, 3.100%, 07/15/2060	3,280,050	0.2
1,600,000 (1)(5)	BANK 2017-BNK6 E, 2.767%, 07/15/2060	952,326	0.0
16,600,000 (1)(5)(6)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	961,155	0.1
50,444,979 (5)(6)	BANK 2019-BN17 XA, 1.177%, 04/15/2052	2,546,828	0.1
9,941,022 (5)(6)	Bank 2019-BNK16 XA, 1.103%, 02/15/2052	433,626	0.0
29,057,732 (5)(6)	Bank 2019-BNK19 XA, 1.085%, 08/15/2061	1,424,980	0.1
58,111,659 (5)(6)	BANK 2019-BNK22 XA, 0.711%, 11/15/2062	1,904,627	0.1
10,732,991 (5)(6)	BBCMS Trust 2021-C10 XA, 1.424%, 07/15/2054	799,381	0.0
103,104,590 (5)(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.586%, 05/15/2053	1,832,633	0.1
52,772,106 (5)(6)	Benchmark 2019-B10 XA Mortgage Trust, 1.385%, 03/15/2062	2,830,622	0.1
42,285,000 (1)(5)(6)	Benchmark 2019-B10 XB Mortgage Trust, 1.061%, 03/15/2062	2,075,684	0.1
42,514,901 (5)(6)	Benchmark 2019-B12 XA Mortgage Trust, 1.170%, 08/15/2052	1,856,077	0.1
3,090,000 (1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	2,218,438	0.1
7,330,000 (1)(5)(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.168%, 03/15/2052	732,331	0.0
17,462,653 (5)(6)	Benchmark 2021-B24 XA Mortgage Trust, 1.270%, 03/15/2054	1,095,088	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,906,717 (5)(6)	Benchmark 2021-B28 XA Mortgage Trust, 1.398%, 08/15/2054	$732,202	0.0
2,653,000 (1)(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	1,744,638	0.1
8,069,000 (1)(5)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.207%, 05/25/2052	6,013,609	0.3
3,002,000 (1)(5)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.518%, 05/25/2052	2,340,464	0.1
4,500,000 (1)	BPR Trust 2021-WILL D, 7.818%, (US0001M + 5.000)%, 06/15/2038	4,223,884	0.2
91,482,163 (5)(6)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.295%, 05/15/2052	4,581,848	0.2
37,968,346 (5)(6)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.325%, 11/15/2052	2,154,677	0.1
6,878,482 (5)(6)	CD 2016-CD1 Mortgage Trust XA, 1.503%, 08/10/2049	264,030	0.0
14,660,000 (1)(5)(6)	CD 2016-CD1 Mortgage Trust XB, 0.830%, 08/10/2049	326,698	0.0
1,000,000 (1)(5)	Citigroup Commercial Mortgage Trust 2013-GC17 D, 5.252%, 11/10/2046	918,136	0.0
4,126,000 (1)(5)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.758%, 03/10/2047	3,788,910	0.2
6,540,000 (1)(5)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.849%, 07/10/2049	4,349,221	0.2
5,790,000 (1)(5)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.849%, 07/10/2049	3,295,387	0.2
8,661,000 (1)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	6,725,546	0.3
25,211,214 (5)(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.224%, 10/12/2050	984,568	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
33,698,474 (5)(6)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.996%, 12/15/2072	$1,524,039	0.1
40,743,431 (5)(6)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.170%, 08/10/2056	1,936,022	0.1
3,000,000 (5)	COMM 2012-CCRE2 C Mortgage Trust, 5.055%, 08/15/2045	2,991,188	0.1
2,897,504 (5)(6)	COMM 2012-CR3 XA, 1.747%, 10/15/2045	7,802	0.0
336,757 (5)(6)	COMM 2012-CR4 XA, 1.700%, 10/15/2045	869	0.0
6,249,440 (1)(5)(6)	COMM 2012-LTRT XA, 0.937%, 10/05/2030	72,817	0.0
1,670,000 (1)(5)	COMM 2013-CR10 E Mortgage Trust, 5.031%, 08/10/2046	1,559,989	0.1
3,460,000 (1)(5)	COMM 2013-CR10 F Mortgage Trust, 5.031%, 08/10/2046	3,120,154	0.2
1,918,000 (1)(5)	COMM 2013-LC6 D Mortgage Trust, 4.435%, 01/10/2046	1,869,383	0.1
9,665,344 (5)(6)	COMM 2016-COR1 XA, 1.453%, 10/10/2049	374,223	0.0
2,000,000 (5)	COMM 2016-CR28 C Mortgage Trust, 4.758%, 02/10/2049	1,847,011	0.1
2,319,481 (5)(6)	COMM 2016-CR28 XA, 0.710%, 02/10/2049	41,043	0.0
19,762,845 (5)(6)	COMM 2017-COR2 XA, 1.309%, 09/10/2050	860,738	0.0
5,725,000 (1)(5)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	4,838,258	0.2
2,792,000 (1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	1,743,491	0.1
568,000 (1)	CSWF 2021-SOP2 D, 5.135%, (US0001M + 2.317)%, 06/15/2034	529,449	0.0
1,432,000 (1)	CSWF 2021-SOP2 E, 6.185%, (US0001M + 3.367)%, 06/15/2034	1,326,351	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
221,673 (1)(8)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650)%, 07/10/2044	$219,831	0.0
2,400,000 (1)(5)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	2,161,131	0.1
20,102,930 (5)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.699%, 04/25/2030	1,828,044	0.1
2,444,431 (5)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.095%, 08/25/2036	219,076	0.0
2,166,276 (1)	FREMF 2019-KBF3 C Mortgage Trust, 7.303%, (US0001M + 4.750)%, 01/25/2029	2,121,759	0.1
14,878,000 (1)(7)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	8,555,722	0.4
189,559,038 (1)(6)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	686,450	0.0
21,120,000 (1)(6)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	96,514	0.0
2,000,000 (1)(5)	FRR Re-REMIC Trust 2018-C1 B725, 2.951%, 02/27/2050	1,891,403	0.1
1,268,740 (1)(5)(9)	FRR Re-REMIC Trust 2018-C1 C725, 0.000%, 02/27/2050	1,126,127	0.1
2,648,000 (1)(5)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.740%, 09/27/2051	2,294,456	0.1
2,975,000 (1)(5)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	2,262,869	0.1
2,263,000 (1)(7)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	1,893,336	0.1
2,751,000 (1)(7)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	2,230,756	0.1
2,238,000 (1)(5)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	1,830,498	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,900,000 (1)(7)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	$1,165,608	0.1
2,263,000 (1)(7)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	1,810,728	0.1
2,237,000 (1)(7)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	1,725,775	0.1
3,000,000 (1)	GAM Re-REMIC Trust 2021-FRR1 2D, 1.970%, 11/29/2050	1,725,389	0.1
4,690,000 (1)(5)(6)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	3,624,485	0.2
3,192,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.000%, 01/29/2052	2,413,397	0.1
3,476,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	2,249,907	0.1
1,815,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.000%, 08/27/2050	1,565,327	0.1
1,850,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,504,648	0.1
2,238,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 0.000%, 11/27/2049	1,570,765	0.1
1,563,000 (1)(5)(6)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.410%, 01/29/2052	1,082,017	0.1
1,820,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 0.000%, 01/27/2052	1,077,252	0.1
1,816,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.000%, 01/29/2052	1,515,917	0.1
2,453,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.000%, 12/27/2045	2,383,768	0.1
1,462,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	1,218,173	0.1
1,849,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,445,628	0.1
610,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.000%, 12/27/2045	589,186	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
974,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.000%, 01/29/2052	$788,429	0.0
2,000,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.918%, (US0001M + 2.100)%, 07/15/2035	1,574,071	0.1
15,518,000 (1)(5)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	8,767,670	0.4
15,289,902 (5)(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.114%, 02/10/2052	681,544	0.0
40,672,821 (5)(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.218%, 07/10/2052	1,981,466	0.1
83,828,179 (5)(6)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.948%, 11/10/2052	3,667,160	0.2
180,000 (1)(5)	IMT Trust 2017-APTS EFX, 3.613%, 06/15/2034	165,084	0.0
1,750,000 (1)	INTOWN 2022-STAY D Mortgage Trust, 6.979%, (TSFR1M + 4.134)%, 08/15/2037	1,707,018	0.1
5,910,000 (1)(5)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	5,634,969	0.3
5,440,000 (1)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 4.978%, (US0001M + 2.160)%, 07/15/2036	5,121,201	0.3
2,000,000 (5)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.357%, 12/15/2047	1,849,000	0.1
7,470,000 (1)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	6,235,629	0.3

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,810,000 (1)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	$2,784,720	0.1
1,000,000 (1)(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.357%, 11/15/2045	956,707	0.0
2,549,000 (1)(5)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	2,388,741	0.1
9,560,000 (1)(5)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	7,952,893	0.4
2,200,000 (1)(5)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	1,749,256	0.1
1,000,000 (1)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.807%, 04/15/2047	915,713	0.0
1,405,000 (5)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.795%, 08/15/2047	1,284,689	0.1
44,834,962 (5)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA, 1.286%, 02/15/2048	925,246	0.0
45,906,022 (5)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.091%, 10/15/2048	729,763	0.0
10,179,653 (1)(5)(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.945%, 03/10/2050	223,814	0.0
4,472,490 (1)	MBRT 2019-MBR H1, 7.068%, (US0001M + 4.000)%, 11/15/2036	4,209,882	0.2
5,000,000 (1)	MHP 2021-STOR F, 5.018%, (US0001M + 2.200)%, 07/15/2038	4,590,829	0.2
3,109,307 (1)	MHP 2022-MHIL E, 5.456%, (TSFR1M + 2.611)%, 01/15/2027	2,903,059	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,817,000 (1)(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.695%, 11/15/2045	$2,495,862	0.1
10,667,855 (5)(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 XA, 1.098%, 11/15/2046	66,354	0.0
12,371,264 (5)(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.102%, 12/15/2047	184,802	0.0
1,500,000 (1)(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.053%, 04/15/2047	1,403,010	0.1
5,287,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	4,451,286	0.2
560,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D, 3.060%, 10/15/2048	461,496	0.0
15,143,756 (5)(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.913%, 11/15/2052	450,720	0.0
5,970,000 (1)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	6,291,687	0.3
4,268,000 (1)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	4,479,916	0.2
2,021,315 (1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	1,497,158	0.1
4,841,000 (1)(5)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	3,671,244	0.2
25,660,000 (1)(5)(6)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.953%, 10/15/2051	2,232,511	0.1
22,393,447 (5)(6)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.347%, 06/15/2054	1,454,005	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
31,663,394 (5)(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 1.013%, 12/15/2050	$1,131,449	0.1
13,000,000 (1)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	10,681,804	0.5
7,030,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.950%, 03/28/2049	5,468,361	0.3
5,950,000 (1)(5)	RFM Reremic Trust 2022-FRR1 AB60, 2.470%, 11/08/2049	4,937,819	0.2
8,960,000 (1)(5)	RFM Reremic Trust 2022-FRR1 AB64, 2.314%, 03/01/2050	7,280,009	0.4
2,190,000 (1)(7)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	1,624,439	0.1
2,750,000 (1)(7)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,940,885	0.1
2,580,000 (1)(7)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	1,761,281	0.1
3,000,000 (1)	SMRT 2022-MINI E, 5.546%, (TSFR1M + 2.700)%, 01/15/2039	2,764,318	0.1
1,000,000 (1)(5)	UBS Commercial Mortgage Trust 2017-C5, 4.534%, 11/15/2050	809,775	0.0
24,163,682 (5)(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.739%, 04/15/2052	1,743,367	0.1
1,900,000 (1)(5)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.651%, 12/10/2045	1,837,357	0.1
5,940,000 (1)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	4,946,116	0.2
78,780,000 (5)(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.679%, 11/15/2049	1,548,094	0.1
19,566,268 (5)(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.032%, 10/15/2050	639,018	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
37,539,715 (5)(6)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.751%, 08/15/2052	$2,782,731	0.1
2,500,000 (1)	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 2.500%, 04/15/2054	1,467,827	0.1
19,253,307 (5)(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.672%, 04/15/2054	1,665,438	0.1
1,500,000 (1)(5)	WFLD 2014-MONT D Mortgage Trust, 3.880%, 08/10/2031	1,170,656	0.1
9,230,000 (1)(5)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.365%, 03/15/2045	8,862,026	0.4
960,000 (1)(5)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.365%, 03/15/2045	889,056	0.0
5,950,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	5,499,620	0.3
2,654,194 (1)(5)(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.215%, 03/15/2048	8,190	0.0
12,770,000 (1)(5)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.198%, 12/15/2046	12,213,294	0.6
760,000 (1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	689,713	0.0
22,447,592 (5)(6)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.092%, 03/15/2046	159,288	0.0
1,900,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	1,663,351	0.1
	Total Commercial Mortgage-Backed Securities (Cost $370,232,972)	337,288,317	16.4

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 3.5%
	U.S. Treasury Bonds: 0.3%
4,973,000	2.875%,05/15/2052	$4,171,881	0.2
458,100	3.250%,05/15/2042	406,707	0.0
1,944,500 (2)	3.375%,08/15/2042	1,761,899	0.1
		6,340,487	0.3
	U.S. Treasury Notes: 3.2%
3,600,000	0.250%,06/15/2024	3,362,836	0.2
858,000	0.375%,09/30/2027	715,994	0.0
3,638,200	0.500%,11/30/2023	3,482,724	0.2
6,348,300	0.875%,01/31/2024	6,065,354	0.3
3,137,700	1.250%,11/30/2026	2,792,798	0.1
7,367,100	1.500%,01/31/2027	6,605,641	0.3
842,900	1.625%,10/31/2023	819,325	0.1
65,000	2.750%,08/15/2032	59,444	0.0
4,434,000	2.875%,06/15/2025	4,276,905	0.2
9,458,000 (2)	3.125%,08/31/2027	9,073,769	0.4
8,222,000	3.125%,08/31/2029	7,805,119	0.4
9,176,000 (2)	3.250%,08/31/2024	9,011,119	0.4
9,689,000	4.125%,09/30/2027	9,721,549	0.5
1,285,000	4.250%,09/30/2024	1,285,703	0.1
		65,078,280	3.2
	Total U.S. Treasury Obligations (Cost $74,887,980)	71,418,767	3.5
ASSET-BACKED SECURITIES: 12.8%
	Automobile Asset-Backed Securities: 1.0%
2,450,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	2,376,715	0.1
4,400,000	AmeriCredit Automobile Receivables Trust 2020-1 D, 1.800%, 12/18/2025	4,145,901	0.2
3,000,000	Carmax Auto Owner Trust 2019-2 D, 3.410%, 10/15/2025	2,966,668	0.1
3,149,594	Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	3,132,616	0.2
4,386,986	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,363,129	0.2
3,800,000 (1)	Tesla Auto Lease Trust 2019-A C, 2.680%, 01/20/2023	3,796,404	0.2
		20,781,433	1.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: 0.5%
2,330,308 (1)(5)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	$1,895,856	0.1
2,884,880 (1)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,322,849	0.1
320,059	GSAA Home Equity Trust 2006-3 A3, 3.684%, (US0001M + 0.300)%, 03/25/2036	183,124	0.0
2,012,325 (5)	GSAA Home Equity Trust 2006-4 4A3, 2.986%, 03/25/2036	1,368,065	0.1
858,491	GSAA Home Equity Trust 2007-1 1A1, 3.244%, (US0001M + 0.080)%, 02/25/2037	291,858	0.0
865,162 (5)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	373,936	0.0
787,973 (5)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	396,715	0.0
375,461	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 3.544%, (US0001M + 0.230)%, 02/25/2037	345,193	0.0
3,576,937 (5)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	3,007,976	0.2
		10,185,572	0.5
	Other Asset-Backed Securities: 10.3%
3,089,000 (1)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,811,953	0.1
4,234,000 (1)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	3,793,294	0.2
2,500,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 4.433%, (US0003M + 1.950)%, 04/14/2029	2,406,832	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,000,000 (1)	AMMC CLO XI Ltd. 2012-11A CR2, 4.682%, (US0003M + 1.900)%, 04/30/2031	$1,826,404	0.1
2,700,000 (1)	Apidos CLO XXIV 2016-24A BRR, 4.760%, (US0003M + 2.050)%, 10/20/2030	2,509,426	0.1
2,900,000 (1)	Apidos CLO XXXIII 2020-33A CR, 4.683%, (US0003M + 1.900)%, 10/24/2034	2,604,861	0.1
1,633,500 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	1,552,849	0.1
742,500 (1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	693,309	0.0
478,852 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	453,494	0.0
500,000 (1)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 5.718%, (US0001M + 2.900)%, 11/15/2036	474,949	0.0
750,000 (1)	Atrium CDO Corp. 12A CR, 4.409%, (US0003M + 1.650)%, 04/22/2027	715,394	0.0
2,500,000 (1)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	2,168,453	0.1
2,000,000 (1)	Babson CLO Ltd. 2018-3A C, 4.610%, (US0003M + 1.900)%, 07/20/2029	1,896,972	0.1
2,000,000 (1)	Benefit Street Partners CLO V-B Ltd. 2018-5BA B, 4.860%, (US0003M + 2.150)%, 04/20/2031	1,845,222	0.1
1,000,000 (1)	BlueMountain CLO 2013-2A CR, 4.709%, (US0003M + 1.950)%, 10/22/2030	922,895	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,000,000 (1)	BlueMountain CLO 2015-4 CR Ltd., 4.610%, (US0003M + 1.900)%, 04/20/2030	$910,288	0.0
1,250,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 4.512%, (US0003M + 2.000)%, 04/15/2034	1,123,961	0.1
2,000,000 (1)	BlueMountain CLO XXIX Ltd. 2020-29A CR, 4.883%, (US0003M + 2.100)%, 07/25/2034	1,800,480	0.1
1,890,500 (1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	1,694,243	0.1
4,000,000 (1)	Bristol Park CLO Ltd. 2016-1A CR, 4.462%, (US0003M + 1.950)%, 04/15/2029	3,752,760	0.2
750,000 (1)	Buttermilk Park CLO Ltd. 2018-1A C, 4.612%, (US0003M + 2.100)%, 10/15/2031	696,454	0.0
1,000,000 (1)	Carlyle Global Market Strategies CLO 2014-3RA B Ltd., 4.669%, (US0003M + 1.900)%, 07/27/2031	904,686	0.0
1,500,000 (1)	Carlyle US CLO 2016-4A BR Ltd., 4.810%, (US0003M + 2.100)%, 10/20/2027	1,404,867	0.1
1,000,000 (1)	Cent CLO C17A BR Ltd., 4.632%, (US0003M + 1.850)%, 04/30/2031	911,159	0.0
5,900,000 (1)	CIFC Funding 2015-4A BR2 Ltd., 4.610%, (US0003M + 1.900)%, 04/20/2034	5,332,284	0.3
5,500,000 (1)	CIFC Funding 2019-2A CR Ltd., 4.840%, (US0003M + 2.100)%, 04/17/2034	5,017,150	0.2
902,166	Countrywide Asset-Backed Certificates 2005-AB2 M1, 3.789%, (US0001M + 0.705)%, 09/25/2035	867,234	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
824,500 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	$752,742	0.0
436,500 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	407,511	0.0
4,069,250 (1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	3,204,541	0.2
3,000,000 (1)	Dewolf Park CLO Ltd. 2017-1A DR, 5.362%, (US0003M + 2.850)%, 10/15/2030	2,697,216	0.1
565,500 (1)	Domino’s Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	541,499	0.0
1,050,500 (1)	Domino’s Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	969,275	0.1
2,271,500 (1)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	2,145,914	0.1
3,461,250 (1)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	2,994,614	0.1
2,123,000 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,971,505	0.1
1,450,000 (1)	Driven Brands Funding LLC 2022-1A A2, 7.393%, 10/20/2052	1,450,000	0.1
1,196,875 (1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	1,143,221	0.1
2,750,000 (1)	Dryden 30 Senior Loan Fund 2013-30A DR, 5.505%, (US0003M + 2.600)%, 11/15/2028	2,488,538	0.1
1,750,000 (1)	Dryden 55 CLO Ltd. 2018-55A C, 4.412%, (US0003M + 1.900)%, 04/15/2031	1,623,820	0.1
5,000,000 (1)	Dryden 75 CLO Ltd. 2019-75A CR2, 4.312%, (US0003M + 1.800)%, 04/15/2034	4,488,720	0.2
6,000,000 (1)	Dryden 86 CLO Ltd. 2020-86A DR, 5.940%, (US0003M + 3.200)%, 07/17/2034	5,341,518	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,054,150 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	$2,957,835	0.1
854,126 (1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	779,459	0.0
3,304,289 (1)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,085,193	0.2
1,000,000 (1)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	877,628	0.0
1,600,000 (1)	Kayne CLO 10 Ltd. 2021-10A C, 4.533%, (US0003M + 1.750)%, 04/23/2034	1,442,000	0.1
1,710,000 (1)	Kayne CLO I Ltd. 2018-1A CR, 4.262%, (US0003M + 1.750)%, 07/15/2031	1,591,109	0.1
1,350,000 (1)	LCM XVIII L.P. 18A CR, 4.560%, (US0003M + 1.850)%, 04/20/2031	1,228,613	0.1
1,000,000 (1)	LCM XX L.P. 20A-CR, 4.660%, (US0003M + 1.950)%, 10/20/2027	959,740	0.1
2,800,000 (1)	LCM XXIV Ltd. 24A CR, 4.610%, (US0003M + 1.900)%, 03/20/2030	2,571,548	0.1
820,660 (1)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	708,729	0.0
1,000,000 (1)	Madison Park Funding XIII Ltd. 2014-13A CR2, 4.638%, (US0003M + 1.900)%, 04/19/2030	955,023	0.1
2,500,000 (1)	Madison Park Funding XIX Ltd. 2015-19A B1R2, 4.609%, (US0003M + 1.850)%, 01/22/2028	2,391,218	0.1
1,000,000 (1)	Magnetite VIII Ltd. 2014-8A CR2, 4.362%, (US0003M + 1.850)%, 04/15/2031	941,258	0.0
339,558 (1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	338,975	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
984,933 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	$979,441	0.1
1,869,877 (1)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	1,852,372	0.1
69,652 (1)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	69,626	0.0
1,661,793 (1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	1,513,198	0.1
557,446 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	518,805	0.0
1,359,982 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,290,446	0.1
1,269,766 (1)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	1,194,278	0.1
533,809 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	464,028	0.0
983,109 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	907,556	0.0
3,500,000 (1)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR, 4.688%, (US0003M + 1.950)%, 04/19/2030	3,294,459	0.2
7,700,000 (1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 4.460%, (US0003M + 1.750)%, 01/20/2031	7,100,247	0.3
2,300,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 4.640%, (US0003M + 1.900)%, 10/16/2033	2,117,205	0.1
4,750,000 (1)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A C, 4.640%, (US0003M + 1.900)%, 10/16/2034	4,287,317	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
6,000,000 (1)	Oaktree CLO Ltd. 2021-1A C, 4.462%, (US0003M + 1.950)%, 07/15/2034	$5,378,058	0.3
2,500,000 (1)	Oaktree CLO Ltd. 2021-1A D, 5.762%, (US0003M + 3.250)%, 07/15/2034	2,189,938	0.1
7,470,000 (1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 4.760%, (US0003M + 2.050)%, 07/20/2030	7,016,168	0.3
4,500,000 (1)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 4.562%, (US0003M + 2.050)%, 07/15/2029	4,220,217	0.2
600,000 (1)	Octagon Investment Partners 33 Ltd. 2017-1A B, 4.560%, (US0003M + 1.850)%, 01/20/2031	560,617	0.0
1,500,000 (1)	OHA Credit Funding 9 Ltd. 2021-9A C, 4.638%, (US0003M + 1.900)%, 07/19/2035	1,357,133	0.1
5,000,000 (1)	Palmer Square CLO 2020-3A CR Ltd., 5.855%, (US0003M + 2.950)%, 11/15/2031	4,500,205	0.2
4,250,000 (1)	Palmer Square Loan Funding 2021-2A C Ltd., 5.384%, (US0003M + 2.400)%, 05/20/2029	3,808,191	0.2
158,248 (5)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.499%, 01/25/2036	154,725	0.0
2,382,625 (1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,176,351	0.1
1,100,000 (1)	Recette Clo Ltd. 2015-1A CRR, 4.460%, (US0003M + 1.750)%, 04/20/2034	974,753	0.1
2,050,000 (1)	Rockland Park CLO Ltd. 2021-1A C, 4.610%, (US0003M + 1.900)%, 04/20/2034	1,856,060	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,270,000 (1)	Shackleton 2019-15A CR CLO Ltd., 4.662%, (US0003M + 2.150)%, 01/15/2032	$2,996,298	0.1
2,178,103 (1)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	2,176,046	0.1
1,024,774 (1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,020,131	0.1
600,000 (1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	596,052	0.0
2,100,000 (1)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,074,943	0.1
1,200,000 (1)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,155,390	0.1
1,909,374 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,739,084	0.1
4,778,245 (1)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	4,014,071	0.2
1,829,437 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,716,861	0.1
3,558,037 (1)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	3,157,656	0.2
5,876,348 (1)	Sunrun Jupiter Issuer 2022-1A A LLC, 4.750%, 07/30/2057	5,346,727	0.3
1,058,750 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	984,851	0.1
1,000,000 (1)	TCI-Flatiron Clo 2017-1A C Ltd., 4.792%, (US0003M + 1.850)%, 11/18/2030	921,721	0.0
2,250,000 (1)	TCI-Flatiron Clo 2018-1A CR Ltd., 4.556%, (US0003M + 1.750)%, 01/29/2032	2,050,047	0.1
4,100,000 (1)	TCW CLO 2020-1A DRR Ltd., 6.110%, (US0003M + 3.400)%, 04/20/2034	3,659,340	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,100,000 (1)	TCW CLO 2021-1A C Ltd., 4.610%, (US0003M + 1.900)%, 03/18/2034	$2,805,686	0.1
3,000,000 (1)	TCW CLO 2021-2A D Ltd., 6.033%, (US0003M + 3.250)%, 07/25/2034	2,612,964	0.1
2,000,000 (1)	THL Credit Wind River 2014-1 CRR CLO Ltd., 4.690%, (US0003M + 1.950)%, 07/18/2031	1,814,684	0.1
2,000,000 (1)(5)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	1,868,267	0.1
1,500,000 (1)	Upland CLO Ltd. 2016-1A BR, 4.560%, (US0003M + 1.850)%, 04/20/2031	1,366,548	0.1
952,500 (1)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	850,134	0.0
3,102,500 (1)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	2,854,966	0.1
1,750,000 (1)	Whetstone Park CLO Ltd. 2021-1A D, 5.610%, (US0003M + 2.900)%, 01/20/2035	1,540,707	0.1
		213,245,403	10.3
	Student Loan Asset-Backed Securities: 1.0%
70,953 (1)	Commonbond Student Loan Trust 2018-CGS C, 4.350%, 02/25/2046	67,436	0.0
213,861 (1)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	194,459	0.0
776,169 (1)(5)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	705,311	0.0
1,092,294 (1)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	1,035,061	0.1
4,000,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,399,160	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
1,000,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	$915,514	0.0
2,250,000 (1)(5)	SoFi Professional Loan Program 2017-A B LLC, 3.440%, 03/26/2040	2,182,045	0.1
1,000,000 (1)(5)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	976,163	0.1
1,000,000 (1)(5)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	894,384	0.0
1,000,000 (1)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	948,565	0.1
1,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	896,734	0.0
2,000,000 (1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	1,727,736	0.1
3,000,000 (1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	2,586,941	0.1
4,400,000 (1)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	3,575,038	0.2
		20,104,547	1.0
	Total Asset-Backed Securities (Cost $289,209,213)	264,316,955	12.8
SOVEREIGN BONDS: 0.9%
2,425,000	Colombia Government International Bond, 3.250%, 04/22/2032	1,645,036	0.1
200,000	Colombia Government International Bond, 3.875%, 04/25/2027	170,078	0.0
1,000,000	Colombia Government International Bond, 5.200%, 05/15/2049	620,290	0.0
1,500,000 (1)	Hungary Government International Bond, 5.250%, 06/16/2029	1,359,693	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
1,200,000 (2)	Mexico Government International Bond, 3.250%, 04/16/2030	$1,003,510	0.1
700,000	Mexico Government International Bond, 3.750%, 04/19/2071	407,782	0.0
1,600,000	Mexico Government International Bond, 4.500%, 04/22/2029	1,482,673	0.1
600,000	Oman Government International Bond, 6.000%, 08/01/2029	560,399	0.0
500,000 (1)	Oman Government International Bond, 6.750%, 10/28/2027	494,480	0.0
1,300,000 (1)	Oman Government International Bond, 7.375%, 10/28/2032	1,301,880	0.1
600,000	Panama Government International Bond, 3.160%, 01/23/2030	490,546	0.0
1,200,000 (2)	Panama Government International Bond, 3.298%, 01/19/2033	928,002	0.0
4,290,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	3,556,195	0.2
1,360,000 (1)	Romanian Government International Bond, 3.000%, 02/14/2031	970,919	0.0
1,800,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	1,305,230	0.1
800,000 (4)	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	360,000	0.0
1,300,000	South Africa Government International Bond, 5.875%, 09/16/2025	1,280,815	0.1
450,000 (4)	Ukraine Government International Bond, 7.375%, 09/25/2034	85,500	0.0
975,000 (4)	Ukraine Government International Bond, 7.750%, 09/01/2025	236,437	0.0
4,550,000 (4)	Ukraine Government International Bond, 7.750%, 09/01/2027	944,125	0.0
	Total Sovereign Bonds (Cost $28,817,401)	19,203,590	0.9

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: 12.0%
	Aerospace & Defense: 0.3%
529,688	ADS Tactical, Inc. 2021 Term Loan B, 8.802%, (US0001M + 5.750)%, 03/19/2026	$487,312	0.0
94,763	Amentum Government Services Holdings LLC 2022 Term Loan, 7.393%, (SOFRRATE + 4.000)%, 02/15/2029	90,814	0.0
1,029,686	American Airlines, Inc. 2018 Term Loan B, 4.830%, (US0001M + 1.750)%, 06/27/2025	962,042	0.1
791,645	Geo Group, Inc. (The) 2018 Term Loan B, 5.144%, (US0003M + 2.000)%, 03/22/2024	785,543	0.1
489,363	KBR, Inc. 2020 Term Loan B, 5.865%, (US0001M + 2.750)%, 02/05/2027	487,452	0.0
2,000,780	Peraton Corp. Term Loan B, 6.865%, (US0001M + 3.750)%, 02/01/2028	1,901,492	0.1
695,000	Setanta Aircraft Leasing Designated Activity Compa Term Loan B, 5.674%, (US0003M + 2.000)%, 11/05/2028	681,844	0.0
178,651	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 6.865%, (US0001M + 3.750)%, 12/06/2028	174,185	0.0
		5,570,684	0.3
	Air Transport: 0.1%
1,496,231	United Airlines, Inc. 2021 Term Loan B, 6.533%, (US0003M + 3.750)%, 04/21/2028	1,434,278	0.1

	Auto Components: 0.0%
617,873	Broadstreet Partners, Inc. 2020 Term Loan B, 6.115%, (US0001M + 3.000)%, 01/27/2027	585,435	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Automotive: 0.5%
866,250	Autokiniton US Holdings, Inc. 2021 Term Loan B, 7.185%, (US0001M + 4.500)%, 04/06/2028	$800,198	0.0
189,025	Avis Budget Car Rental, LLC 2022 Term Loan C, 6.634%, (SOFRRATE + 3.500)%, 03/16/2029	182,567	0.0
398,952	Bright Bidco B.V. 2018 Term Loan B, 6.644%, (US0003M + 3.500)%, 06/30/2024	135,145	0.0
903,676	Dealer Tire, LLC 2020 Term Loan B, 7.364%, (US0001M + 4.250)%, 12/12/2025	883,343	0.1
892,100	Gates Global LLC 2021 Term Loan B3, 5.615%, (US0001M + 2.500)%, 03/31/2027	859,840	0.1
690,528	Hertz Corporation, (The) 2021 Term Loan B, 6.363%, (US0001M + 3.250)%, 06/30/2028	654,850	0.0
131,785	Hertz Corporation, (The) 2021 Term Loan C, 6.365%, (US0001M + 3.250)%, 06/30/2028	124,976	0.0
623,251	Holley Purchaser, Inc. 2021 Term Loan, 6.771%, (US0003M + 3.750)%, 11/17/2028	571,054	0.0
349,536	IXS Holdings, Inc. 2021 Term Loan B, 4.602%, (TSFR1M + 4.250)%, 03/05/2027	280,940	0.0
946,785	Les Schwab Tire Centers Term Loan B, 6.580%, (US0003M + 3.250)%, 11/02/2027	906,546	0.1
738,816	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 6.115%, (US0001M + 3.000)%, 05/14/2026	714,516	0.0
285,000	Rough Country, LLC 2021 2nd Lien Term Loan, 10.174%, (US0003M + 6.500)%, 07/30/2029	260,775	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Automotive (continued)
325,875	Rough Country, LLC 2021 Term Loan, 7.174%, (US0003M + 3.500)%, 07/28/2028	$312,840	0.0
150,000	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 7.115%, (US0001M + 4.000)%, 05/22/2024	141,750	0.0
593,830	Tenneco, Inc. 2018 Term Loan B, 6.113%, (US0001M + 3.000)%, 10/01/2025	584,923	0.0
243,136	TI Group Automotive Systems, L.L.C. 2021 USD Term Loan, 6.924%, (US0003M + 3.250)%, 12/16/2026	233,411	0.0
1,113,050	Truck Hero, Inc. 2021 Term Loan B, 6.615%, (US0001M + 3.500)%, 01/31/2028	974,846	0.1
1,222,420	Wand NewCo 3, Inc. 2020 Term Loan, 6.115%, (US0001M + 3.000)%, 02/05/2026	1,136,851	0.1
762,981	Wheel Pros, LLC 2021 Term Loan, 7.552%, (US0001M + 4.500)%, 05/11/2028	566,718	0.0
		10,326,089	0.5
	Basic Materials: 0.0%
105,000	Discovery Purchaser Corporation Term Loan, 4.727%, (TSFR1M + 4.375)%, 08/04/2029	97,978	0.0
650,000	Iris Holding, Inc. 2022 Term Loan 1L, 5.102%, (TSFR1M + 4.750)%, 06/15/2028	600,167	0.0
		698,145	0.0
	Beverage & Tobacco: 0.1%
2,082	City Brewing Company, LLC Closing Date Term Loan, 6.185%, (US0001M + 3.500)%, 04/05/2028	1,635	0.0
463,838	Naked Juice LLC Term Loan, 6.903%, (SOFRRATE + 3.250)%, 01/24/2029	426,730	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Beverage & Tobacco (continued)
597,143	Triton Water Holdings, Inc Term Loan, 7.174%, (US0003M + 3.500)%, 03/31/2028	$536,682	0.1
		965,047	0.1
	Building & Development: 0.6%
247,500	Aegion Corporation Term Loan, 7.865%, (US0001M + 4.750)%, 05/17/2028	228,319	0.0
493,639	American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 5.113%, (US0001M + 2.000)%, 01/15/2027	478,906	0.0
1,136,413	Chamberlain Group Inc Term Loan B, 6.615%, (US0001M + 3.500)%, 11/03/2028	1,036,976	0.1
846,028	Core & Main LP 2021 Term Loan B, 5.479%, (US0003M + 2.500)%, 07/27/2028	810,600	0.1
655,943	Cornerstone Building Brands, Inc. 2021 Term Loan B, 6.068%, (US0001M + 3.250)%, 04/12/2028	543,285	0.0
672,242	CP Atlas Buyer, Inc. 2021 Term Loan B, 6.615%, (US0001M + 3.500)%, 11/23/2027	588,959	0.0
763,321	Empire Today, LLC 2021 Term Loan, 7.685%, (US0001M + 5.000)%, 04/03/2028	610,718	0.0
507,339	Foley Products Company, LLC 2021 Term Loan, 8.453%, (SOFRRATE + 4.750)%, 12/29/2028	487,468	0.0
557,938	Foundation Building Materials Holding Company LLC 2021 Term Loan, 6.056%, (US0003M + 3.250)%, 01/31/2028	505,282	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Building & Development (continued)
80,000 (10)	IPS Corporation 2021 Delayed Draw Term Loan, 6.644%, (US0003M + 3.500)%, 10/02/2028	$75,100	0.0
398,000	IPS Corporation 2021 Term Loan, 6.615%, (US0001M + 3.500)%, 10/02/2028	373,622	0.0
376,160	Latham Pool Products, Inc. 2022 Term Loan B, 6.681%, (SOFRRATE + 3.750)%, 02/23/2029	346,067	0.0
993,134	LBM Acquisition LLC Term Loan B, 7.121%, (US0006M + 3.750)%, 12/17/2027	871,723	0.1
1,000,000	LHS Borrower, LLC 2022 Term Loan B, 7.740%, (SOFRRATE + 4.750)%, 02/16/2029	817,500	0.1
616,573	Northstar Group Services, INC. 2020 Term Loan B, 8.613%, (US0001M + 5.500)%, 11/12/2026	604,242	0.0
1,250,000	Quikrete Holdings, Inc. 2021 Term Loan B1, 6.115%, (US0001M + 3.000)%, 06/11/2028	1,206,250	0.1
523,688	Smyrna Ready Mix Concrete, LLC Term Loan B, 7.285%, (SOFRRATE + 4.250)%, 04/02/2029	501,431	0.0
563,588	Specialty Building Products Holdings, LLC 2021 Term Loan B, 6.802%, (US0001M + 3.750)%, 10/15/2028	510,164	0.0
451,351	Standard Industries Inc. 2021 Term Loan B, 6.675%, (US0006M + 2.500)%, 09/22/2028	439,165	0.0
1,300,589	White Cap Buyer LLC Term Loan B, 6.784%, (SOFRRATE + 3.750)%, 10/19/2027	1,221,471	0.1
		12,257,248	0.6
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services: 1.0%
400,825	24-7 Intouch Inc 2018 Term Loan, 7.865%, (US0001M + 4.750)%, 08/25/2025	$383,790	0.0
961,578	AlixPartners, LLP 2021 USD Term Loan B, 5.865%, (US0001M + 2.750)%, 02/04/2028	926,000	0.1
774,150	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 6.784%, (US0001M + 3.750)%, 05/12/2028	682,824	0.0
587,050	Anticimex International AB 2021 USD Incremental Term Loan, 7.070%, (US0003M + 4.000)%, 11/16/2028	561,367	0.0
638	Anticimex International AB 2021 USD Term Loan B1, 6.570%, (US0003M + 3.500)%, 11/16/2028	606	0.0
911,856	APX Group, Inc. 2021 Term Loan B, 6.250%, (US0001M + 3.250)%, 07/10/2028	862,464	0.1
769,188	Ascend Learning, LLC 2021 Term Loan, 6.615%, (US0001M + 3.500)%, 12/11/2028	711,979	0.0
427,792	Atlas CC Acquisition Corp Term Loan B, 7.320%, (US0003M + 4.250)%, 05/25/2028	374,852	0.0
87,008	Atlas CC Acquisition Corp Term Loan C, 7.320%, (US0003M + 4.250)%, 05/25/2028	76,241	0.0
783,003	Belfor Holdings Inc. 2022 Incremental Term Loan, 7.240%, (SOFRRATE + 4.250)%, 04/06/2026	771,258	0.1
438,206	Belfor Holdings Inc. Term Loan B, 7.113%, (US0001M +4.000)%, 04/06/2026	430,538	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
84,977	Castle US Holding Corporation 2021 Incremental Term Loan B, 7.115%, (US0001M + 4.000)%, 01/29/2027	$68,938	0.0
429,563	Cimpress Public Limited Company USD Term Loan B, 6.615%, (US0001M + 3.500)%, 05/17/2028	395,197	0.0
160,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 9.865%, (US0001M + 6.750)%, 03/30/2029	150,050	0.0
654,174	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 6.865%, (US0001M + 3.750)%, 03/31/2028	611,489	0.0
467,605	Endure Digital Inc. Term Loan, 6.185%, (US0001M + 3.500)%, 02/10/2028	397,464	0.0
851,400	Ensono, LP 2021 Term Loan, 6.865%, (US0001M + 3.750)%, 05/26/2028	755,617	0.1
228,850	EP Purchaser, LLC 2021 Term Loan B, 7.174%, (US0003M + 3.500)%, 11/06/2028	223,939	0.0
678,229	Finastra USA, Inc. USD 1st Lien Term Loan, 6.871%, (US0003M + 3.500)%, 06/13/2024	595,872	0.0
220,984	First Advantage Holdings, LLC 2021 Term Loan B, 5.865%, (US0001M + 2.750)%, 01/31/2027	214,630	0.0
246,877	Fleetcor Technologies Operating Company, LLC 2021 Term Loan B4, 4.865%, (US0001M + 1.750)%, 04/28/2028	238,700	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
750,000	Garda World Security Corporation 2022 Term Loan B, 4.602%, (TSFR1M + 4.250)%, 10/30/2026	$709,375	0.0
500,000	Garda World Security Corporation 2022 Term Loan B, 7.050%, (SOFRRATE + 4.250)%, 02/01/2029	467,344	0.0
794,936	Gloves Buyer, Inc. 2021 Term Loan, 7.115%, (US0001M + 4.000)%, 12/29/2027	731,342	0.1
535,275	Intrado Corporation 2017 Term Loan, 7.115%, (US0001M + 4.000)%, 10/10/2024	461,771	0.0
553,000	ION Trading Finance Limited 2021 USD Term Loan, 8.424%, (US0003M + 4.750)%, 04/03/2028	514,843	0.0
727,637	KUEHG Corp. 2018 Incremental Term Loan, 6.865%, (US0001M + 3.750)%, 02/21/2025	689,663	0.0
461,109	Paysafe Holdings (US) Corp USD Term Loan B1, 5.865%, (US0001M + 2.750)%, 06/28/2028	404,623	0.0
218,350	PECF USS Intermediate Holding III Corporation Term Loan B, 7.365%, (US0001M + 4.250)%, 12/15/2028	187,372	0.0
75,000	Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 10.070%, (US0003M + 7.000)%, 12/14/2029	70,875	0.0
352,613	Pre-Paid Legal Services, Inc. 2021 Term Loan, 6.820%, (US0003M + 3.750)%, 12/15/2028	335,753	0.0
272,756	Red Ventures, LLC 2020 Term Loan B2, 5.615%, (US0001M + 2.500)%, 11/08/2024	263,465	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
35,548 (10)	Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 6.865%, (US0001M + 3.750)%, 12/16/2027	$34,304	0.0
181,666	Refficiency Holdings LLC 2021 Term Loan, 6.865%, (US0001M + 3.750)%, 12/16/2027	175,308	0.0
994,792	Research Now Group, Inc. 2017 1st Lien Term Loan, 8.841%, (US0006M + 5.500)%, 12/20/2024	900,784	0.1
374,131	Rockwood Service Corporation 2020 Term Loan, 7.365%, (US0001M + 4.250)%, 01/23/2027	364,777	0.0
15,684 (10)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 6.979%, (US0001M + 4.000)%, 10/29/2027	14,821	0.0
581,412	Service Logic Acquisition, Inc Term Loan, 6.801%, (US0003M + 4.000)%, 10/29/2027	549,434	0.0
1,148,400	Skopima Merger Sub Inc. Term Loan B, 7.115%, (US0001M + 4.000)%, 05/12/2028	1,070,883	0.1
1,027,466	Staples, Inc. 7 Year Term Loan, 7.782%, (US0003M + 5.000)%, 04/16/2026	904,170	0.1
439,764	Turing Midco LLC 2021 Term Loan B, 5.865%, (US0001M + 2.750)%, 03/23/2028	429,870	0.0
974,220	Verscend Holding Corp. 2021 Term Loan B, 7.115%, (US0001M + 4.000)%, 08/27/2025	950,676	0.1
774,459	Virtusa Corporation First Lien Term Loan B, 6.865%, (US0001M + 3.750)%, 02/11/2028	742,513	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Business Equipment & Services (continued)
318,860	VM Consolidated, Inc. 2021 Term Loan B, 6.127%, (US0006M + 3.250)%, 03/24/2028	$311,952	0.0
8,975 (10)	VT Topco, Inc. 2021 Delayed Draw Term Loan, 6.865%, (US0001M + 3.750)%, 08/01/2025	8,638	0.0
134,383	VT Topco, Inc. 2021 Incremental Term Loan, 6.865%, (US0001M + 3.750)%, 08/01/2025	129,343	0.0
322,902	Yak Access, LLC 2018 1st Lien Term Loan B, 8.070%, (US0003M + 5.000)%, 07/11/2025	197,293	0.0
208,333	Yak Access, LLC 2018 2nd Lien Term Loan B, 13.641%, (US0003M + 10.000)%, 07/10/2026	71,354	0.0
		21,126,361	1.0
	Cable & Satellite Television: 0.3%
582,075	Atlantic Broadband Finance, LLC 2021 Term Loan, 5.615%, (US0001M + 2.500)%, 09/01/2028	563,885	0.0
217,551	CSC Holdings, LLC 2019 Term Loan B5, 5.318%, (US0001M + 2.500)%, 04/15/2027	204,135	0.0
989,970	DirecTV Financing, LLC Term Loan, 8.115%, (US0001M + 5.000)%, 08/02/2027	924,849	0.1
2,147,551	Telesat Canada Term Loan B5, 5.870%, (US0001M + 2.750)%, 12/07/2026	1,296,316	0.1
1,250,000	UPC Financing Partnership 2021 USD Term Loan AX, 5.743%, (US0001M + 2.925)%, 01/31/2029	1,196,875	0.1
900,000	Virgin Media Bristol LLC 2020 USD Term Loan Q, 6.068%, (US0001M + 3.250)%, 01/31/2029	873,643	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Cable & Satellite Television (continued)
332,488	WideOpenWest Finance LLC 2021 Term Loan B, 6.490%, (SOFRRATE + 3.000)%, 12/20/2028	$324,175	0.0
		5,383,878	0.3
	Chemicals & Plastics: 0.4%
277,770	Avantor Funding, Inc. 2021 Term Loan B5, 5.365%, (US0001M + 2.250)%, 11/08/2027	271,578	0.0
492,595	Axalta Coating Systems US Holdings Inc. USD Term Loan B3, 5.424%, (US0003M + 1.750)%, 06/01/2024	486,130	0.0
115,000	CPC Acquisition Corp Second Lien Term Loan, 11.424%, (US0003M + 7.750)%, 12/29/2028	89,700	0.0
271,438	GEON Performance Solutions, LLC 2021 Term Loan, 7.613%, (US0001M + 4.500)%, 08/18/2028	263,125	0.0
107,266	Hexion Holdings Corporation 2022 USD Term Loan, 7.413%, (SOFRRATE + 4.500)%, 03/15/2029	92,035	0.0
305,000	Hexion Inc 2022 2nd Lien Term Loan, 10.556%, (SOFRRATE + 7.438)%, 03/15/2030	251,625	0.0
1,054,950	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 5.865%, (US0001M + 2.750)%, 01/29/2026	986,378	0.1
547,250	Ineos US Finance LLC 2021 USD Term Loan B, 5.615%, (US0001M + 2.500)%, 11/08/2028	517,151	0.0
929,609	Lonza Group AG USD Term Loan B, 7.674%, (US0003M + 4.000)%, 07/03/2028	836,067	0.1
825,850	LSF11 A5 Holdco LLC Term Loan, 6.649%, (SOFRRATE + 3.500)%, 10/15/2028	774,751	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Chemicals & Plastics (continued)
761,175	Olympus Water US Holding Corporation 2021 USD Term Loan B, 7.424%, (US0003M + 3.750)%, 11/09/2028	$695,999	0.0
144,638	Olympus Water US Holding Corporation 2022 Incremental Term Loan, 8.053%, (SOFRRATE + 4.500)%, 11/09/2028	134,196	0.0
1,308,836	Polar US Borrower, LLC 2018 1st Lien Term Loan, 7.205%, (US0003M + 4.750)%, 10/15/2025	1,068,337	0.1
588,778	PQ Corporation 2021 Term Loan B, 5.306%, (US0003M + 2.500)%, 06/09/2028	562,283	0.0
355,605	Sparta U.S. HoldCo LLC 2021 Term Loan, 5.803%, (US0001M + 3.250)%, 08/02/2028	337,825	0.0
277,778	Trinseo Materials Operating S.C.A. 2018 Term Loan, 5.144%, (US0003M + 2.000)%, 09/06/2024	268,056	0.0
204,257	Tronox Finance LLC 2021 Term Loan B, 5.830%, (US0003M + 2.250)%, 03/10/2028	194,351	0.0
		7,829,587	0.4
	Clothing/Textiles: 0.1%
538,650	ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 6.634%, (SOFRRATE + 3.600)%, 12/21/2028	516,431	0.1
336,600	Birkenstock GmbH & Co. KG USD Term Loan B, 5.098%, (US0006M + 3.250)%, 04/28/2028	318,087	0.0
54,863	Crocs Inc Term Loan B, 6.480%, (SOFRRATE + 3.500)%, 02/20/2029	51,902	0.0
		886,420	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Communications: 0.1%
666,667	Charter Communications Operating, LLC 2019 Term Loan B2, 4.894%, (US0003M + 1.750)%, 02/01/2027	$642,738	0.0
1,177,050	Maxar Technologies, Inc. 2022 Term Loan B 1L, 4.602%, (TSFR1M + 4.250)%, 06/14/2029	1,108,879	0.1
		1,751,617	0.1
	Conglomerates: 0.0%
263,137	Fender Musical Instruments Corporation 2021 Term Loan B, 6.754%, (SOFRRATE + 4.000)%, 12/01/2028	224,982	0.0

	Consumer, Cyclical: 0.1%
270,000	Avient Corp. 2022 Term Loan B, 3.602%, (TSFR1M + 3.250)%, 08/29/2029	269,747	0.0
575,000	BBB Industries 2022 Term Loan B 1L, 5.602%, (TSFR1M + 5.250)%, 07/25/2029	531,515	0.0
835,000	Flutter Entertainment 2022 Term Loan B 1L, 3.602%, (TSFR1M + 3.250)%, 07/04/2028	816,362	0.1
259,350	Penn National Gaming, Inc. 2022 Term Loan B 1L, 3.102%, (TSFR1M + 2.750)%, 05/03/2029	249,868	0.0
155,000	WMG Acquisition Corp. 2022 Term Loan 1L, 3.352%, (TSFR1M + 3.000)%, 01/20/2028	151,512	0.0
		2,019,004	0.1
	Consumer, Non-cyclical: 0.1%
563,588	Bausch + Lomb Corp. 1st Lien Term Loan B, 3.602%, (TSFR1M + 3.250)%, 05/10/2027	524,958	0.0
465,000	Corgi Bidco, Inc. 2022 Term Loan 1L, 5.352%, (TSFR1M + 5.000)%, 09/19/2029	436,519	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical (continued)
180,000	Corporation Service Company Term Loan B, 3.602%, (TSFR1M + 3.250)%, 08/31/2029	$175,950	0.0
675,000	Refresco / Pegasus 2022 TL B 1L, 4.602%, (TSFR1M + 4.250)%, 07/12/2029	647,156	0.1
400,000	Sabre GLBL Inc. 2022 1st Lien Term Loan B, 5.352%, (TSFR1M + 5.000)%, 06/30/2028	370,000	0.0
		2,154,583	0.1
	Containers & Glass Products: 0.5%
147,301	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 6.424%, (US0003M + 2.750)%, 04/22/2024	136,253	0.0
635,902	Altium Packaging LLC 2021 Term Loan B, 5.865%, (US0001M + 2.750)%, 02/03/2028	592,184	0.0
1,042,277	Charter NEX US, Inc. 2021 Term Loan, 6.556%, (US0003M + 3.750)%, 12/01/2027	989,976	0.1
628,425	Clydesdale Acquisition Holdings Inc Term Loan, 7.309%, (SOFRRATE + 4.175)%, 04/13/2029	594,535	0.1
548,960	Plastipak Packaging, Inc. 2021 Term Loan B, 5.625%, (US0001M + 2.500)%, 12/01/2028	532,663	0.0
486,873	Plaze, Inc. 2020 Incremental Term Loan, 6.865%, (US0001M + 3.750)%, 08/03/2026	467,398	0.0
640,163	Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 7.181%, (US0003M + 4.000)%, 10/02/2028	579,347	0.0
205,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 9.473%, (US0003M + 6.750)%, 10/01/2029	176,812	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Containers & Glass Products (continued)
168,575	Pro Mach Group, Inc. 2021 Delayed Draw Term Loan, 6.633%, (US0001M + 4.000)%, 08/31/2028	$161,158	0.0
1,014,020	Pro Mach Group, Inc. 2021 Term Loan B, 7.142%, (US0001M + 4.000)%, 08/31/2028	969,403	0.1
750,000	Proampac PG Borrower LLC 2020 Term Loan, 6.356%, (US0003M + 3.750)%, 11/03/2025	703,438	0.1
492,785	Reynolds Consumer Products LLC Term Loan, 4.865%, (US0001M + 1.750)%, 02/04/2027	475,422	0.0
230	Reynolds Group Holdings Inc. 2020 Term Loan B2, 6.365%, (US0001M + 3.250)%, 02/05/2026	221	0.0
346,731	Reynolds Group Holdings Inc. 2021 Term Loan B, 6.615%, (US0001M + 3.500)%, 09/24/2028	332,775	0.0
750,000	Titan Acquisition Limited 2018 Term Loan B, 6.144%, (US0003M + 3.000)%, 03/28/2025	677,031	0.1
649,558	Tosca Services, LLC 2021 Term Loan, 6.649%, (US0001M + 3.500)%, 08/18/2027	578,107	0.0
486,307	TricorBraun Holdings, Inc. 2021 Term Loan, 6.365%, (US0001M + 3.250)%, 03/03/2028	458,192	0.0
67,851 (10)	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 7.674%, (US0003M + 4.000)%, 09/15/2028	64,544	0.0
615,583	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 7.674%, (US0003M + 4.000)%, 09/15/2028	585,574	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Containers & Glass Products (continued)
428,925	Valcour Packaging LLC 2021 1st Lien Term Loan, 5.220%, (US0006M + 3.750)%, 10/04/2028	$393,539	0.0
200,000	Valcour Packaging LLC 2021 2nd Lien Term Loan, 8.470%, (US0003M + 7.000)%, 10/04/2029	168,000	0.0
		9,636,572	0.5
	Cosmetics/Toiletries: 0.0%
493,939	Anastasia Parent, LLC 2018 Term Loan B, 7.424%, (US0003M + 3.750)%, 08/11/2025	393,916	0.0

	Drugs: 0.2%
475,000	Alvogen Pharma US, Inc. 2020 Extended Term Loan, 10.644%, (US0003M + 7.500)%, 06/30/2025	415,625	0.0
615,608	Amneal Pharmaceuticals LLC 2018 Term Loan B, 6.903%, (US0001M + 3.500)%, 05/04/2025	514,033	0.0
302,713	ANI Pharmaceuticals, Inc Term Loan B, 9.115%, (US0001M + 6.000)%, 04/27/2028	289,847	0.0
999,594	Jazz Financing Lux S.a.r.l. USD Term Loan, 6.615%, (US0001M + 3.500)%, 05/05/2028	967,732	0.1
1,053,161	Organon & Co USD Term Loan, 6.188%, (US0003M + 3.000)%, 06/02/2028	1,030,781	0.1
		3,218,018	0.2
	Ecological Services & Equipment: 0.0%
656,688	Denali Water Solutions Term Loan B, 7.924%, (US0003M + 4.250)%, 03/27/2028	541,767	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical: 1.4%
410,000	Altar Bidco, Inc. 2021 2nd Lien Term Loan, 7.355%, (SOFRRATE + 5.600)%, 02/01/2030	$363,533	0.0
5,000	Altar Bidco, Inc. 2021 Term Loan, 5.506%, (SOFRRATE + 3.100)%, 02/01/2029	4,694	0.0
394,731	AP Core Holdings II, LLC Amortization Term Loan B1, 8.615%, (US0001M + 5.500)%, 09/01/2027	367,100	0.0
160,117	AP Core Holdings II, LLC High-Yield Term Loan B2, 8.615%, (US0001M + 5.500)%, 09/01/2027	149,659	0.0
325,875	Atlas Purchaser, Inc. 2021 Term Loan, 8.117%, (US0003M + 5.250)%, 05/08/2028	257,984	0.0
750,000	Banff Merger Sub Inc 2021 USD Term Loan, 6.865%, (US0001M + 3.750)%, 10/02/2025	712,734	0.0
381,954	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 7.424%, (US0003M + 3.750)%, 08/29/2025	335,547	0.0
930,325	Cloudera, Inc. 2021 Term Loan, 6.865%, (US0001M + 3.750)%, 10/08/2028	826,826	0.1
125,260	Cohu, Inc. 2018 Term Loan B, 6.371%, (US0006M + 3.000)%, 10/01/2025	124,007	0.0
297,750	ConnectWise, LLC 2021 Term Loan B, 7.174%, (US0003M + 3.500)%, 09/29/2028	279,141	0.0
294,483	Constant Contact Inc Term Loan, 6.423%, (US0003M + 4.000)%, 02/10/2028	264,298	0.0
987,469	CoreLogic, Inc. Term Loan, 6.625%, (US0001M + 3.500)%, 06/02/2028	748,830	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
1,338,275	Cornerstone OnDemand, Inc. 2021 Term Loan, 6.865%, (US0001M + 3.750)%, 10/16/2028	$1,130,842	0.1
483,788	Creation Technologies Inc. 2021 Term Loan, 7.785%, (US0003M + 5.500)%, 10/05/2028	403,963	0.0
511,161	Delta TopCo, Inc. 2020 Term Loan B, 6.832%, (US0003M + 3.750)%, 12/01/2027	464,517	0.0
491,032	EagleView Technology Corporation 2018 Add On Term Loan B, 7.174%, (US0003M + 3.500)%, 08/14/2025	448,067	0.0
415,000	Entegris, Inc. 2022 Term Loan B, 5.570%, (SOFRRATE + 3.000)%, 07/06/2029	412,666	0.0
1,297,271	GoTo Group, Inc. Term Loan B, 7.802%, (US0001M + 4.750)%, 08/31/2027	907,441	0.1
896,588	Grab Holdings Inc Term Loan B, 7.620%, (US0001M + 4.500)%, 01/29/2026	845,408	0.1
1,538,461	Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4, 7.115%, (US0001M + 4.000)%, 12/01/2027	1,468,846	0.1
538,571	Helios Software Holdings, Inc. 2021 USD Term Loan B, 7.453%, (SOFRRATE + 3.750)%, 03/11/2028	511,306	0.0
1,533,503	Hyland Software, Inc. 2018 1st Lien Term Loan, 6.615%, (US0001M + 3.500)%, 07/01/2024	1,488,936	0.1
174,133	Imperva, Inc. 1st Lien Term Loan, 6.921%, (US0003M + 4.000)%, 01/12/2026	148,013	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
1,009,925	Informatica LLC 2021 USD Term Loan B, 5.875%, (US0001M + 2.750)%, 10/27/2028	$981,311	0.1
1,193,628	Ingram Micro Inc. 2021 Term Loan B, 7.174%, (US0003M + 3.500)%, 06/30/2028	1,165,280	0.1
641,775	Instructure Holdings 2021 Term Loan B, 6.121%, (US0003M + 2.750)%, 10/30/2028	625,731	0.0
150,000	Ivanti Software, Inc. 2021 2nd Lien Term Loan, 10.332%, (US0003M + 7.250)%, 12/01/2028	113,625	0.0
83,938	Ivanti Software, Inc. 2021 Add On Term Loan B, 7.144%, (US0003M + 4.000)%, 12/01/2027	65,541	0.0
1,436,933	Ivanti Software, Inc. 2021 Term Loan B, 7.332%, (US0003M + 4.250)%, 12/01/2027	1,127,393	0.1
1,178,581	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 7.870%, (US0001M + 4.750)%, 07/27/2028	1,066,616	0.1
375,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 11.370%, (US0001M + 8.250)%, 07/27/2029	344,063	0.0
263,675	Mediaocean LLC 2021 Term Loan, 6.613%, (US0001M + 3.500)%, 12/15/2028	248,953	0.0
405,000	MH Sub I, LLC 2021 2nd Lien Term Loan, 9.282%, (SOFRRATE + 6.250)%, 02/23/2029	382,388	0.0
513,713	Mitchell International, Inc. 2021 Term Loan B, 6.734%, (US0001M + 3.750)%, 10/15/2028	469,485	0.0
338,852	ON Semiconductor Corporation 2019 Term Loan B, 5.115%, (US0001M + 2.000)%, 09/19/2026	338,822	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
450,000	Optiv Security, Inc. 1st Lien Term Loan, 7.420%, (US0006M + 3.250)%, 02/01/2024	$432,703	0.0
143,235	Panther Commercial Holdings L.P Term Loan, 7.306%, (US0003M + 4.500)%, 01/07/2028	132,492	0.0
396,594	Planview Parent, Inc. Term Loan, 7.674%, (US0003M + 4.000)%, 12/17/2027	378,417	0.0
493,540	Project Accelerate Parrent LLC 1st Lien Term Loan, 7.365%, (US0001M + 4.250)%, 01/02/2025	468,863	0.0
6,301	Project Boost Purchaser, LLC 2019 Term Loan B, 6.615%, (US0001M + 3.500)%, 06/01/2026	5,992	0.0
460,000	Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 10.227%, (SOFRRATE + 7.500)%, 02/01/2030	277,150	0.0
884,589	Rackspace Technology Global, Inc. 2021 Term Loan, 5.617%, (US0003M + 2.750)%, 02/15/2028	634,969	0.0
595,500	RealPage, Inc 1st Lien Term Loan, 6.115%, (US0001M + 3.000)%, 04/24/2028	558,840	0.0
1,499,754	Redstone Buyer LLC 2021 Term Loan, 7.533%, (US0003M + 4.750)%, 04/27/2028	1,121,066	0.1
933,817 (3)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 8.660%, (US0001M + 6.000)% (PIK Rate 2.000%, Cash Rate 7.000)%, 12/07/2026	365,356	0.0
101,257	Sabre GLBL Inc. 2021 Term Loan B1, 6.615%, (US0001M + 3.500)%, 12/17/2027	92,207	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
161,410	Sabre GLBL Inc. 2021 Term Loan B2, 6.615%, (US0001M + 3.500)%, 12/17/2027	$146,984	0.0
573,164	Seattle Spinco, Inc. USD Term Loan B3, 5.865%, (US0001M + 2.750)%, 06/21/2024	562,059	0.0
430,360	SkillSoft Corporation 2021 Term Loan, 7.846%, (SOFRRATE + 5.250)%, 07/14/2028	369,034	0.0
373,553	SonicWall US Holdings Inc. 1st Lien Term Loan, 6.730%, (US0003M + 3.750)%, 05/16/2025	357,988	0.0
499,235	Sovos Compliance, LLC 2021 Term Loan, 7.615%, (US0001M + 4.500)%, 08/11/2028	478,017	0.0
1,000,000	Symantec Corporation 2021 Term Loan B, 4.848%, (SOFRRATE + 2.000)%, 09/12/2029	962,500	0.1
233,238	Tenable Holdings, Inc. Term Loan B, 5.556%, (US0003M + 2.750)%, 07/07/2028	223,908	0.0
6,289	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 5.174%, 02/28/2025	6,229	0.0
598,304	Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 8.674%, 05/29/2026	422,926	0.0
591,430	TTM Technologies, Inc. 2017 Term Loan, 5.064%, (US0001M + 2.500)%, 09/28/2024	586,624	0.0
997,487	Ultimate Software Group Inc (The) 2021 Term Loan, 5.535%, (US0003M + 3.250)%, 05/04/2026	946,055	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Electronics/Electrical (continued)
342,830	Watlow Electric Manufacturing Company Term Loan B, 6.865%, (US0001M + 3.750)%, 03/02/2028	$326,760	0.0
267,792	Xperi Corporation 2020 Term Loan B, 6.615%, (US0001M + 3.500)%, 06/08/2028	259,424	0.0
		29,710,129	1.4
	Energy: 0.0%
190,000	M6 ETX Holdings II Midco LLC Term Loan B, 4.852%, (TSFR1M + 4.500)%, 08/10/2029	186,952	0.0

	Equipment Leasing: 0.1%
287,825	Albion Financing 3 SARL USD Term Loan, 8.009%, (US0003M + 5.250)%, 08/17/2026	273,254	0.0
707,172	Rent-A-Center, Inc. 2021 First Lien Term Loan B, 6.063%, (US0003M + 3.250)%, 02/17/2028	645,294	0.1
		918,548	0.1
	Financial: 0.0%
109,725	Blackstone Mortgage Trust, Inc. 2022 TL B4 1L, 3.852%, (TSFR1M + 3.500)%, 05/09/2029	105,336	0.0
65,000	Citadel Securities LP 2022 Incremental Term Loan B, 3.352%, (TSFR1M + 3.000)%, 02/02/2028	63,917	0.0
155,000	Wells Fargo AM / Allspring 2022 TL B 1L, 5.883%, (US0001M + 3.250)%, 11/01/2028	151,803	0.0
		321,056	0.0
	Financial Intermediaries: 0.5%
773,617	Advisor Group, Inc. 2021 Term Loan, 7.615%, (US0001M + 4.500)%, 07/31/2026	736,483	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial Intermediaries (continued)
415,000	AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 8.813%, (US0003M + 6.500)%, 08/02/2029	$373,500	0.0
535,957	AqGen Island Holdings, Inc. Term Loan, 7.188%, (US0003M + 3.500)%, 08/02/2028	489,061	0.0
384,150	Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 5.830%, (US0001M + 2.750)%, 04/23/2026	369,264	0.0
96,610	Castlelake Aviation Limited Delayed Draw Term Loan, 5.894%, (US0003M + 2.750)%, 10/07/2026	93,500	0.0
564,300	Castlelake Aviation Limited Term Loan B, 6.043%, (US0003M + 2.750)%, 10/22/2026	546,136	0.0
686,725	Citadel Securities LP 2021 Term Loan B, 5.649%, (SOFRRATE + 2.500)%, 02/02/2028	669,414	0.0
673,338	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 5.865%, (US0001M + 2.750)%, 08/21/2025	645,212	0.0
1,236,704	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 6.797%, (SOFRRATE + 3.750)%, 04/09/2027	1,175,642	0.1
1,095,351	Edelman Financial Center, LLC 2021 Term Loan B, 6.615%, (US0001M + 3.500)%, 04/07/2028	1,007,038	0.1
1,136,037	First Eagle Holdings, Inc. 2020 Term Loan B, 6.174%, (US0003M + 2.500)%, 02/01/2027	1,076,963	0.1
634,988	Focus Financial Partners, LLC 2021 Term Loan, 5.615%, (US0001M + 2.500)%, 06/30/2028	616,097	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial Intermediaries (continued)
635,200	HighTower Holdings LLC 2021 Term Loan B, 6.732%, (US0003M + 4.000)%, 04/21/2028	$591,530	0.0
567,776	Jane Street Group, LLC 2021 Term Loan, 5.865%, (US0001M + 2.750)%, 01/26/2028	545,775	0.0
247,462	LPL Holdings, Inc. 2019 Term Loan B1, 4.314%, (US0001M + 1.750)%, 11/12/2026	244,369	0.0
492,781	Trans Union, LLC 2019 Term Loan B5, 4.865%, (US0001M + 1.750)%, 11/16/2026	476,919	0.0
811,660	Trans Union, LLC 2021 Term Loan B6, 5.363%, (US0001M + 2.250)%, 12/01/2028	788,578	0.1
625,000	VFH Parent LLC 2022 Term Loan B, 6.118%, (SOFRRATE + 3.000)%, 01/13/2029	599,219	0.0
98,751	Walker & Dunlop, Inc. 2021 Term Loan, 5.384%, (SOFRRATE + 2.250)%, 12/16/2028	96,283	0.0
		11,140,983	0.5
	Food Products: 0.2%
488,608	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.865%, (US0001M + 3.750)%, 10/01/2025	430,891	0.0
684,825	8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 7.871%, (US0001M + 4.750)%, 10/01/2025	607,782	0.0
285,000	BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 10.924%, (US0003M + 7.250)%, 06/08/2029	267,900	0.0
781,075	CHG PPC Parent LLC 2021 Term Loan, 6.125%, (US0001M + 3.000)%, 12/08/2028	749,832	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Products (continued)
108,158 (10)	Dessert Holdings Inc. Delayed Draw Term Loan, 7.144%, (US0003M + 4.000)%, 06/09/2028	$100,046	0.0
572,516	Dessert Holdings Inc. Term Loan, 7.674%, (US0003M + 4.000)%, 06/09/2028	529,577	0.0
652,430	IRB Holding Corp 2022 Term Loan B, 5.696%, (SOFRRATE + 3.000)%, 12/15/2027	611,246	0.1
475,000	Primary Products Finance LLC Term Loan, 6.227%, (US0003M + 4.000)%, 03/31/2029	459,760	0.0
514,669	Sigma Bidco B.V. 2018 USD Term Loan B2, 5.899%, (US0006M + 3.000)%, 07/02/2025	448,084	0.0
639,763	Weber-Stephen Products LLC Term Loan B, 6.365%, (US0001M + 3.250)%, 10/30/2027	525,405	0.0
		4,730,523	0.2
	Food Service: 0.2%
740,482	1011778 B.C. Unlimited Liability Company Term Loan B4, 4.871%, (US0001M + 1.750)%, 11/19/2026	710,285	0.0
750,000	Fertitta Entertainment, LLC 2022 Term Loan B, 7.034%, (SOFRRATE + 4.000)%, 01/27/2029	697,709	0.0
858,513	Flynn Restaurant Group LP 2021 Term Loan B, 7.365%, (US0001M + 4.250)%, 12/01/2028	800,992	0.1
500,000	Fogo De Chao, Inc. 2018 Add On Term Loan, 7.365%, (US0001M + 4.250)%, 04/07/2025	473,750	0.0
253,712	H Food Holdings LLC 2018 Term Loan B, 6.803%, (US0001M + 3.688)%, 05/23/2025	200,813	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Food Service (continued)
52,000	K-Mac Holdings Corp 2021 2nd Lien Term Loan, 9.865%, (US0001M + 6.750)%, 07/30/2029	$49,790	0.0
988,530	US Foods, Inc. 2019 Term Loan B, 5.115%, (US0001M + 2.000)%, 09/13/2026	962,478	0.1
		3,895,817	0.2
	Food/Drug Retailers: 0.1%
1,111,450	EG America LLC 2018 USD Term Loan, 7.674%, (US0003M + 4.000)%, 02/07/2025	1,039,900	0.1
45,178 (3)	Moran Foods, LLC 2020 2nd Lien Term Loan, 14.424%, (US0003M + 10.750)% (PIK Rate 10.750%, Cash Rate 1.000)%, 10/01/2024	31,399	0.0
32,092 (3)	Moran Foods, LLC 2020 Term Loan, 10.674%, (US0003M + 7.000)% (PIK Rate 7.000%, Cash Rate 1.000)%, 04/01/2024	27,867	0.0
		1,099,166	0.1
	Forest Products: 0.0%
272,842	Osmose Utilities Services, Inc. Term Loan, 6.365%, (US0001M + 3.250)%, 06/23/2028	250,901	0.0
339,857	Spa Holdings 3 Oy USD Term Loan B, 7.424%, (US0003M + 3.750)%, 02/04/2028	315,642	0.0
		566,543	0.0
	Health Care: 1.0%
568,575	Accelerated Health Systems, LLC 2022 Term Loan B, 7.953%, (SOFRRATE + 4.250)%, 02/15/2029	512,073	0.0
220,880	ADMI Corp. 2021 Incremental Term Loan B3, 6.865%, (US0001M + 3.750)%, 12/23/2027	195,847	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
254,791	ADMI Corp. 2021 Term Loan B2, 6.490%, (US0001M + 3.375)%, 12/23/2027	$223,791	0.0
51,449 (10)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 5.790%, (SOFRRATE + 3.500)%, 02/15/2029	46,227	0.0
302,792	Athenahealth, Inc. 2022 Term Loan, 6.576%, (SOFRRATE + 3.500)%, 02/15/2029	272,058	0.0
668,250	Bella Holding Company, LLC 2021 Term Loan B, 6.865%, (US0001M + 3.750)%, 05/10/2028	624,814	0.0
176,323	Carestream Dental Equipment, Inc 2017 1st Lien Term Loan, 6.365%, (US0001M + 3.250)%, 09/01/2024	166,405	0.0
498,341	CCRR Parent, Inc Term Loan B, 6.870%, (US0001M + 3.750)%, 03/06/2028	490,866	0.0
702,072	Change Healthcare Holdings LLC 2017 Term Loan B, 7.750%, (US0003M + 2.500)%, 03/01/2024	701,096	0.0
722,700	CHG Healthcare Services Inc. 2021 Term Loan, 6.924%, (US0003M + 3.250)%, 09/29/2028	695,341	0.0
385,210	Curia Global, Inc. 2021 Term Loan, 6.556%, (US0003M + 3.750)%, 08/30/2026	357,924	0.0
156,564	Embecta Corp Term Loan B, 5.290%, (SOFRRATE + 3.000)%, 03/30/2029	152,533	0.0
1,196,941	Envision Healthcare Corporation 2018 1st Lien Term Loan, 8.633%, (US0001M + 6.000)%, 10/10/2025	347,612	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
140,440	Envision Healthcare Corporation 2022 1st Lien Term Loan, 10.531%, (SOFRRATE + 7.875)%, 03/31/2027	$131,077	0.0
395,739	eResearchTechnology, Inc. 2020 1st Lien Term Loan, 7.615%, (US0001M + 4.500)%, 02/04/2027	370,098	0.0
948,075	Global Medical Response, Inc. 2020 Term Loan B, 6.814%, (US0001M + 4.250)%, 10/02/2025	822,455	0.1
584,830	GoodRx, Inc. 1st Lien Term Loan, 5.865%, (US0001M + 2.750)%, 10/10/2025	559,062	0.0
246,745	Greenway Health, LLC 2017 1st Lien Term Loan, 6.870%, (US0001M + 3.750)%, 02/16/2024	222,225	0.0
1,142,650	Hunter Holdco 3 Limited USD Term Loan B, 7.924%, (US0003M + 4.250)%, 08/19/2028	1,082,661	0.1
800,544	ICON Luxembourg S.A.R.L. LUX Term Loan, 5.394%, (US0003M + 2.250)%, 07/03/2028	783,366	0.1
344,138	ICU Medical, Inc. Term Loan B, 6.217%, (SOFRRATE + 2.250)%, 01/08/2029	335,427	0.0
874,728	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.285%, (US0003M + 6.000)%, 10/01/2024	705,249	0.1
472,945	Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 6.644%, (US0003M + 3.500)%, 11/01/2028	450,776	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
88,000 (10)	Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan, 6.644%, (US0003M + 3.500)%, 11/01/2028	$84,077	0.0
1,306,725	Medline Borrower, LP USD Term Loan B, 6.365%, (US0001M + 3.250)%, 10/23/2028	1,204,547	0.1
930,463	MPH Acquisition Holdings LLC 2021 Term Loan B, 7.320%, (US0003M + 4.250)%, 09/01/2028	862,229	0.1
150,000	National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 10.930%, (US0003M + 7.250)%, 03/02/2029	112,500	0.0
1,042,050	National Mentor Holdings, Inc. 2021 Term Loan, 7.176%, (US0003M + 3.750)%, 03/02/2028	752,229	0.1
40,256	National Mentor Holdings, Inc. 2021 Term Loan C, 7.424%, (US0003M + 3.750)%, 03/02/2028	29,059	0.0
217,250	New Trojan Parent, Inc. 1st Lien Term Loan, 6.043%, (US0001M + 3.250)%, 01/06/2028	171,084	0.0
255,700	Pacific Dental Services,LLC 2021 Term Loan, 6.493%, (US0001M + 3.500)%, 05/05/2028	247,177	0.0
771,072	Pathway Vet Alliance LLC 2021 Term Loan, 7.424%, (US0003M + 3.750)%, 03/31/2027	683,363	0.0
91	Pediatric Associates Holding Company, LLC 2022 Delayed Draw Term loan, 6.394%, (US0003M + 3.250)%, 12/29/2028	87	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
189,525	Perrigo Investments, LLC Term Loan B, 5.535%, (SOFRRATE + 2.500)%, 04/20/2029	$187,156	0.0
1,014,795	Phoenix Guarantor Inc 2020 Term Loan B, 6.365%, (US0001M + 3.250)%, 03/05/2026	964,055	0.1
172,687	Physician Partners LLC Term Loan, 7.134%, (SOFRRATE + 4.000)%, 12/23/2028	163,189	0.0
202,950	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 7.070%, (US0003M + 4.000)%, 06/22/2026	178,089	0.0
199,456	PRA Health Sciences, Inc. US Term Loan, 5.394%, (US0003M + 2.250)%, 07/03/2028	195,176	0.0
483,788	Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 6.784%, (SOFRRATE + 3.750)%, 07/24/2026	442,061	0.0
535,765	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.871%, (US0001M + 3.750)%, 11/16/2025	499,505	0.0
577,739	RxBenefits, Inc. 2020 Term Loan, 6.609%, (US0006M + 4.500)%, 12/20/2027	548,852	0.0
500,000	Select Medical Corporation 2017 Term Loan B, 5.620%, (US0001M + 2.500)%, 03/06/2025	484,791	0.0
635,000	Sotera Health Holdings, LLC 2021 Term Loan, 5.865%, (US0001M + 2.750)%, 12/11/2026	561,975	0.0
812,625	Surgery Center Holdings, Inc. 2021 Term Loan, 6.510%, (US0001M + 3.750)%, 08/31/2026	773,461	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Health Care (continued)
143,857	Tecomet Inc. 2017 Repriced Term Loan, 5.793%, (US0003M + 3.500)%, 05/01/2024	$129,831	0.0
863,475	US Anesthesia Partners Inc 2021 Term Loan, 6.814%, (US0001M + 4.250)%, 10/01/2028	811,936	0.1
796,950	Virgin Pulse, Inc. 2021 Term Loan, 7.115%, (US0001M + 4.000)%, 04/06/2028	697,331	0.0
		21,032,743	1.0
	Home Furnishings: 0.1%
526,025	Conair Holdings, LLC Term Loan B, 7.424%, (US0003M + 3.750)%, 05/17/2028	443,833	0.0
744,375	Illuminate Merger Sub Corp. Term Loan, 7.746%, (US0003M + 3.500)%, 07/21/2028	655,050	0.0
984,689	Prime Security Services Borrower, LLC 2021 Term Loan, 5.303%, (US0001M + 2.750)%, 09/23/2026	955,559	0.1
25,000	Solis IV BV USD Term Loan B1, 6.340%, (SOFRRATE + 3.500)%, 02/26/2029	20,700	0.0
		2,075,142	0.1
	Industrial: 0.1%
246,609	AZZ, Inc. 2022 TL B 1L, 4.602%, (TSFR1M + 4.250)%, 05/11/2029	240,289	0.0
240,000	Brown Group Holding LLC 2022 Term Loan B2 1L, 4.102%, (TSFR1M + 3.750)%, 07/02/2029	233,025	0.0
663,896	First Student Bidco, Inc. 2022 Term Loan B 1L, 4.352%, (TSFR1M + 4.000)%, 07/21/2028	634,021	0.0
46,104	First Student Bidco, Inc. 2022 Term Loan C 1L, 4.352%, (TSFR1M + 4.000)%, 07/21/2028	44,029	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial (continued)
575,000	Project Castle, Inc. Term Loan B 1L, 5.852%, (TSFR1M + 5.500)%, 06/01/2029	$491,625	0.0
177,859	Spirit Aerosystems, Inc. 2021 Term Loan B, 6.383%, (US0001M + 3.750)%, 01/15/2025	176,470	0.0
756,524	STG Logistics, Inc. 2022 TL 1L, 6.352%, (TSFR1M + 6.000)%, 03/24/2028	730,046	0.1
55,000	Trident TPI Holdings, Inc. 2022 Incremental Term Loan 1L, 5.602%, (TSFR1M + 5.250)%, 09/15/2028	52,663	0.0
154,613	Vertex Aerospace Services Corp 2022 Term Loan B 1L, 4.352%, (TSFR1M + 4.000)%, 12/06/2028	150,747	0.0
		2,752,915	0.1
	Industrial Equipment: 0.2%
476,878	Alliance Laundry Systems LLC Term Loan B, 5.955%, (US0003M + 3.500)%, 10/08/2027	457,923	0.0
268,650	Clark Equipment Company 2022 Term Loan B, 6.153%, (SOFRRATE + 2.500)%, 04/20/2029	263,277	0.0
492,525	CMBF LLC Term Loan, 8.756%, (US0001M + 6.000)%, 08/02/2028	435,885	0.0
78,594	CPM Holdings, Inc. 2018 1st Lien Term Loan, 6.064%, (US0001M + 3.500)%, 11/17/2025	76,138	0.0
183,613	Filtration Group Corporation 2021 Incremental Term Loan, 6.621%, (US0001M + 3.500)%, 10/21/2028	174,661	0.0
769,561	Granite Holdings US Acquisition Co. 2021 Term Loan B, 6.250%, (US0003M + 4.000)%, 09/30/2026	747,115	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial Equipment (continued)
159,115	I-Logic Technologies Bidco Limited 2021 USD Term Loan B, 7.703%, (SOFRRATE + 4.000)%, 02/16/2028	$152,849	0.0
794,675	Kenan Advantage Group, Inc. 2021 Term Loan B, 6.865%, (US0001M + 3.750)%, 03/24/2026	755,736	0.1
497,487	Madison IAQ LLC Term Loan, 6.815%, (US0003M + 3.250)%, 06/21/2028	460,798	0.0
657,504	Vertical US Newco Inc Term Loan B, 6.871%, (US0006M + 3.500)%, 07/30/2027	630,546	0.0
		4,154,928	0.2
	Insurance: 0.5%
673,060	Acrisure, LLC 2020 Term Loan B, 6.615%, (US0001M + 3.500)%, 02/15/2027	616,691	0.0
837,050	Acrisure, LLC 2021 First Lien Term Loan B, 7.365%, (US0001M + 4.250)%, 02/15/2027	788,920	0.0
168,300	Acrisure, LLC 2021 Incremental Term Loan B, 6.865%, (US0001M + 3.750)%, 02/15/2027	154,626	0.0
1,246,561	Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 6.493%, (US0001M + 3.500)%, 11/06/2027	1,186,681	0.1
740,583	AmWINS Group, Inc. 2021 Term Loan B, 5.365%, (US0001M + 2.250)%, 02/19/2028	709,637	0.0
388,939	Aretec Group, Inc. 2018 Term Loan, 7.384%, (SOFRRATE + 4.250)%, 10/01/2025	376,946	0.0
500,000	AssuredPartners, Inc. 2020 Term Loan B, 6.615%, (US0001M + 3.500)%, 02/12/2027	474,000	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Insurance (continued)
754,203	AssuredPartners, Inc. 2021 Term Loan B, 6.615%, (US0001M + 3.500)%, 02/12/2027	$714,372	0.0
383,075	AssuredPartners, Inc. 2022 Term Loan, 6.534%, (SOFRRATE + 3.500)%, 02/12/2027	363,203	0.0
1,152,578	Hub International Limited 2018 Term Loan B, 5.766%, (US0003M + 3.000)%, 04/25/2025	1,110,477	0.1
575,650	IMA Financial Group, Inc. Term Loan, 6.615%, (US0001M + 3.750)%, 11/01/2028	549,746	0.0
1,294,179	NFP Corp. 2020 Term Loan, 6.365%, (US0001M + 3.250)%, 02/15/2027	1,217,742	0.1
946,980	OneDigital Borrower LLC 2021 Term Loan, 6.977%, (SOFRRATE + 4.250)%, 11/16/2027	885,426	0.1
1,312,095	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 6.365%, (US0001M + 3.250)%, 12/31/2025	1,245,943	0.1
246,811	Sedgwick Claims Management Services, Inc. 2019 Term Loan B, 6.865%, (US0001M + 3.750)%, 09/03/2026	236,507	0.0
		10,630,917	0.5
	Leisure Good/Activities/Movies: 0.4%
358,781 (3)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 12.070%, (US0003M + 2.000)% (PIK Rate 12.000%, Cash Rate 3.000)%, 09/29/2025	344,430	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Leisure Good/Activities/ Movies (continued)
351,597 (3)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 17.352%, (US0003M + 14.000)% (PIK Rate 12.000%, Cash Rate 3.000)%, 09/29/2026	$347,202	0.0
1,211,282	Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 6.615%, (US0001M + 3.500)%, 08/17/2028	1,177,215	0.1
914,857	AMC Entertainment Holdings, Inc. 2019 Term Loan B, 5.756%, (US0003M + 3.000)%, 04/22/2026	718,925	0.0
925,350	AppLovin Corporation 2021 Term Loan B, 6.674%, (US0003M + 3.000)%, 10/25/2028	893,888	0.1
494,924	Bombardier Recreational Products, Inc. 2020 Term Loan, 5.115%, (US0001M + 2.000)%, 05/24/2027	472,240	0.0
332,488	City Football Group Limited Term Loan, 6.484%, (US0003M + 3.500)%, 07/21/2028	312,538	0.0
199,043	ClubCorp Holdings, Inc. 2017 Term Loan B, 6.391%, (US0003M + 2.750)%, 09/18/2024	183,816	0.0
403	Crown Finance US, Inc. 2020 Term Loan B1, 10.144%, (US0003M + 7.000)%, 05/23/2024	480	0.0
1,022,530	CWGS Group, LLC 2021 Term Loan B, 5.341%, (US0001M + 2.500)%, 06/03/2028	906,217	0.1
690,996	Hayward Industries, Inc. 2021 Term Loan, 5.615%, (US0001M + 2.500)%, 05/30/2028	652,416	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Leisure Good/Activities/ Movies (continued)
831,600	MajorDrive Holdings IV LLC Term Loan B, 7.125%, (US0003M + 4.000)%, 06/01/2028	$767,151	0.1
493,734	Playtika Holding Corp 2021 Term Loan, 5.865%, (US0001M + 2.750)%, 03/13/2028	474,337	0.0
10,715	RV Retailer, LLC Term Loan B, 6.868%, (SOFRRATE + 3.750)%, 02/08/2028	9,496	0.0
665,000	Scientific Games Holdings LP 2022 USD Term Loan B, 5.617%, (SOFRRATE + 3.500)%, 04/04/2029	615,402	0.0
191,921	The Knot Worldwide Inc. 2022 Term Loan, 7.634%, (SOFRRATE + 4.500)%, 12/19/2025	186,163	0.0
250,000	WMG Acquisition Corp. 2021 Term Loan G, 5.240%, (US0001M + 2.125)%, 01/20/2028	242,031	0.0
367,609	Wyndham Hotels & Resorts, Inc. Term Loan B, 4.865%, (US0001M + 1.750)%, 05/30/2025	359,108	0.0
		8,663,055	0.4
	Lodging & Casinos: 0.3%
667,395	Aimbridge Acquisition Co., Inc. 2019 Term Loan B, 6.865%, (US0001M + 3.750)%, 02/02/2026	592,730	0.0
1,511,410	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 5.865%, (US0001M + 2.750)%, 12/23/2024	1,478,725	0.1
358,560	Caesars Resort Collection, LLC 2020 Term Loan B1, 6.615%, (US0001M + 3.500)%, 07/21/2025	354,601	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Lodging & Casinos (continued)
225,573	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 6.090%, (US0001M + 3.000)%, 10/21/2024	$223,646	0.0
990,000	Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 6.115%, (US0001M + 3.000)%, 08/02/2028	958,857	0.1
500,000	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 4.834%, (US0001M + 1.750)%, 06/22/2026	484,062	0.0
236,508	PCI Gaming Authority Term Loan, 5.615%, (US0001M + 2.500)%, 05/29/2026	229,945	0.0
698,250	Scientific Games International, Inc. 2022 USD Term Loan, 5.906%, (SOFRRATE + 3.000)%, 04/14/2029	680,503	0.0
1,231	Stars Group Holdings B.V. TL B 1L, 5.892%, (US0003M + 2.250)%, 07/21/2026	1,193	0.0
493,617	Station Casinos LLC 2020 Term Loan B, 5.370%, (US0001M + 2.250)%, 02/08/2027	474,078	0.0
1,320,025	Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 5.935%, (US0001M + 3.250)%, 10/02/2028	1,195,448	0.1
		6,673,788	0.3
	Mortgage REITs: 0.0%
492,623	BIFM CA Buyer Inc. Term Loan B, 6.580%, (US0001M + 3.500)%, 06/01/2026	477,845	0.0

	Nonferrous Metals/Minerals: 0.0%
536,685	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 6.285%, (US0003M + 4.000)%, 07/31/2026	509,404	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Oil & Gas: 0.2%
42,193	BCP Renaissance Parent LLC 2017 Term Loan B, 6.615%, (US0001M + 3.500)%, 10/31/2024	$40,716	0.0
739,996	Brazos Delaware II, LLC Term Loan B, 7.014%, (US0001M + 4.000)%, 05/21/2025	714,559	0.0
574,200	ITT Holdings LLC 2021 Term Loan, 5.865%, (US0001M + 2.750)%, 07/10/2028	549,796	0.0
555,800	Medallion Midland Acquisition, LLC 2021 Term Loan, 6.871%, (US0001M + 3.750)%, 10/18/2028	538,779	0.0
593,814	NorthRiver Midstream Finance LP 2018 Term Loan B, 5.527%, (US0003M + 3.250)%, 10/01/2025	579,247	0.0
636,800	Oryx Midstream Services Permian Basin LLC Term Loan B, 6.211%, (US0003M + 3.250)%, 10/05/2028	618,492	0.0
805,950	TransMontaigne Operating Company L.P. Term Loan B, 6.533%, (US0001M + 3.500)%, 11/17/2028	764,981	0.1
790,468	Waterbridge Midstream Operating LLC Term Loan B, 9.127%, (US0003M + 5.750)%, 06/22/2026	764,942	0.1
		4,571,512	0.2
	Publishing: 0.2%
646,829	Alchemy Copyrights, LLC Term Loan B, 5.564%, (US0001M + 3.000)%, 03/10/2028	632,275	0.0
996,250	Cengage Learning, Inc. 2021 Term Loan B, 7.814%, (US0003M + 4.750)%, 07/14/2026	904,720	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Publishing (continued)
912,200	Dotdash Meredith Inc Term Loan B, 6.612%, (SOFRRATE + 4.000)%, 12/01/2028	$818,699	0.0
1,055,000	Houghton Mifflin Harcourt Publishing Company 2022 Term Loan, 8.384%, (SOFRRATE + 5.250)%, 04/09/2029	965,325	0.1
940,500	McGraw-Hill Global Education Holdings, LLC 2021 First Lien Term Loan B, 8.315%, (US0006M + 4.750)%, 07/28/2028	869,375	0.0
		4,190,394	0.2
	Radio & Television: 0.3%
904,018	Clear Channel Outdoor Holdings, Inc. Term Loan B, 6.306%, (US0003M + 3.500)%, 08/21/2026	809,473	0.0
1,247,562	CMG Media Corporation 2021 Term Loan, 6.615%, (US0001M + 3.500)%, 12/17/2026	1,170,628	0.1
2,778,823	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 5.946%, (SOFRRATE + 3.250)%, 08/24/2026	564,101	0.0
416,667	Entercom Media Corp. 2019 Term Loan, 5.613%, (US0001M + 2.500)%, 11/18/2024	347,917	0.0
580,575	Gray Television, Inc. 2021 Term Loan D, 5.564%, (US0001M + 3.000)%, 12/01/2028	565,698	0.0
497,484	iHeartCommunications, Inc. 2020 Incremental Term Loan, 6.365%, (US0001M + 3.250)%, 05/01/2026	468,879	0.0
752,363	iHeartCommunications, Inc. 2020 Term Loan, 6.115%, (US0001M + 3.000)%, 05/01/2026	708,161	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Radio & Television (continued)
887,355	NASCAR Holdings, Inc Term Loan B, 5.615%, (US0001M + 2.500)%, 10/19/2026	$875,153	0.1
1,037,862	Univision Communications Inc. 2021 First Lien Term Loan B, 6.365%, (US0001M + 3.250)%, 03/15/2026	988,045	0.1
		6,498,055	0.3
	Rail Industries: 0.0%
740,506	Genesee & Wyoming Inc. (New) Term Loan, 5.674%, (US0003M + 2.000)%, 12/30/2026	722,595	0.0

	Retailers (Except Food & Drug): 0.4%
259,350	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 6.346%, (SOFRRATE + 3.750)%, 07/31/2028	241,844	0.0
79,630	AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan, 6.290%, (SOFRRATE + 4.000)%, 07/31/2028	74,255	0.0
350,370	AI Aqua Merger Sub, Inc. 2022 Term Loan B, 6.290%, (SOFRRATE + 4.000)%, 07/31/2028	326,720	0.0
443,503	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 7.563%, (US0001M + 4.750)%, 03/10/2026	415,969	0.0
1,144,700	Great Outdoors Group, LLC 2021 Term Loan B1, 6.865%, (US0001M + 3.750)%, 03/06/2028	1,059,563	0.1
1,429,622	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 5.865%, (US0001M + 2.750)%, 10/19/2027	1,299,169	0.1

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Retailers (Except Food & Drug) (continued)
535,344	Jo-Ann Stores, Inc. 2021 Term Loan B1, 7.516%, (US0003M + 4.750)%, 07/07/2028	$355,469	0.0
183,613	Lakeshore Intermediate LLC Term Loan, 6.133%, (US0001M + 3.500)%, 09/29/2028	176,612	0.0
556,867	Leslies Poolmart, Inc. 2021 Term Loan B, 5.615%, (US0001M + 2.500)%, 03/09/2028	532,365	0.0
221,515	Mens Wearhouse, Inc. (The) 2020 Take Back Term Loan, 10.782%, (US0003M + 8.000)%, 12/01/2025	217,223	0.0
760,375	Michaels Companies, Inc. 2021 Term Loan B, 7.924%, (US0003M + 4.250)%, 04/15/2028	618,280	0.1
556,525	Petco Animal Supplies, Inc. 2021 Term Loan B, 6.924%, (US0003M + 3.250)%, 03/03/2028	528,142	0.0
575,650	Petmate Incremental Term Loan B, 9.174%, (US0003M + 5.500)%, 09/15/2028	467,715	0.0
826,650	Pilot Travel Centers LLC 2021 Term Loan B, 5.134%, (SOFRRATE + 2.000)%, 08/04/2028	793,010	0.1
547,885	Restoration Hardware, Inc. Term Loan B, 5.615%, (US0001M + 2.500)%, 10/20/2028	487,846	0.0
588,398	Tory Burch LLC Term Loan B, 6.115%, (US0001M + 3.000)%, 04/16/2028	536,913	0.0
342,413	Victorias Secret & Co. Term Loan B, 6.394%, (US0003M + 3.250)%, 08/02/2028	321,012	0.0
		8,452,107	0.4
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Surface Transport: 0.2%
1,449,042	American Trailer World Corp. Term Loan B, 6.784%, (SOFRRATE + 3.750)%, 03/03/2028	$1,325,149	0.1
420,337	ENC Holding Corporation 2021 Term Loan, 7.928%, (US0003M + 4.250)%, 08/04/2028	393,015	0.0
37,551 (10)	ENC Holding Corporation Delayed Draw Term Loan, 7.394%, (US0003M + 4.250)%, 08/19/2028	35,110	0.0
200,000	LaserShip, Inc. 2021 2nd Lien Term Loan, 10.377%, (US0003M + 7.500)%, 05/07/2029	158,000	0.0
1,038,067	LaserShip, Inc. 2021 Term Loan, 7.377%, (US0006M + 4.500)%, 05/07/2028	883,395	0.1
265,640	Savage Enterprises LLC 2021 Term Loan B, 6.340%, (US0001M + 3.250)%, 09/15/2028	258,501	0.0
843,625	Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 7.674%, (US0003M + 4.000)%, 07/26/2028	771,495	0.0
170,000	Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 10.674%, (US0003M + 7.000)%, 07/26/2029	154,275	0.0
500,000	XPO Logistics, Inc. 2018 Term Loan B, 4.383%, (US0001M + 1.750)%, 02/24/2025	487,969	0.0
		4,466,909	0.2
	Technology: 0.4%
4,700,000	Avaya 2022 Term Loan 1L, 10.352%, (TSFR1M + 10.000)%, 12/15/2027	3,000,165	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Technology (continued)
63,369 (10)	Bright Bidco B.V. 2022 DIP Delayed Draw Term Loan, 10.290%, (SOFRRATE + 8.000)%, 02/28/2023	$64,003	0.0
305,514	Bright Bidco B.V. 2022 DIP Term Loan, 8.352%, (TSFR1M + 8.000)%, 02/28/2023	308,569	0.0
610,000	CDK Global 2022 Term Loan B 1L, 4.852%, (TSFR1M + 4.500)%, 07/06/2029	588,745	0.0
1,000,000	IDEMIA America Corp 2021 Term Loan B 1L, 7.133%, (US0001M + 4.500)%, 01/10/2026	961,250	0.1
550,000	MKS Instruments, Inc. 2022 USD Term Loan B 1L, 3.102%, (TSFR1M + 2.750)%, 08/17/2029	538,141	0.0
43,442	Sovos Compliance LLC Term Loan B, 7.133%, (US0001M + 4.500)%, 08/11/2028	41,595	0.0
850,000	Tibco Software Inc. 2022 USD Term Loan, 4.852%, (TSFR1M + 4.500)%, 04/30/2029	764,056	0.0
1,371,791	Veritas US Inc. 2021 USD Term Loan B, 8.674%, (US0003M + 5.000)%, 09/01/2025	1,093,146	0.1
49,750	Virtusa Corporation 2022 Incremental Term Loan, 6.884%, (SOFRRATE + 3.750)%, 02/15/2029	46,765	0.0
		7,406,435	0.4
	Telecommunications: 0.7%
502,741	Altice Financing SA USD 2017 1st Lien Term Loan, 5.262%, (US0003M + 2.750)%, 01/31/2026	472,157	0.0
987,147	Asurion LLC 2018 Term Loan B7, 6.115%, (US0001M + 3.000)%, 11/03/2024	926,067	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Telecommunications (continued)
330,000	Asurion LLC 2021 2nd Lien Term Loan B3, 8.365%, (US0001M + 5.250)%, 01/31/2028	$252,725	0.0
810,000	Asurion LLC 2021 Second Lien Term Loan B4, 8.365%, (US0001M + 5.250)%, 01/20/2029	623,700	0.0
979,975	Asurion LLC 2021 Term Loan B9, 6.365%, (US0001M + 3.250)%, 07/31/2027	828,079	0.1
497,925	Avaya, Inc. 2020 Term Loan B, 7.068%, (US0001M + 4.250)%, 12/15/2027	268,879	0.0
642,992	Cablevision Lightpath LLC Term Loan B, 6.068%, (US0001M + 3.250)%, 11/30/2027	618,345	0.0
1,205,819	CCI Buyer, Inc. Term Loan, 7.553%, (SOFRRATE + 4.000)%, 12/17/2027	1,139,122	0.1
1,484,733	CenturyLink, Inc. 2020 Term Loan B, 5.365%, (US0001M + 2.250)%, 03/15/2027	1,354,023	0.1
1,268,263	CommScope, Inc. 2019 Term Loan B, 6.365%, (US0001M + 3.250)%, 04/06/2026	1,172,087	0.1
951,849	Connect Finco Sarl 2021 Term Loan B, 6.615%, (US0001M + 3.500)%, 12/11/2026	889,741	0.1
545,089	Digi International Inc. Term Loan B, 7.806%, (US0003M + 5.000)%, 11/01/2028	532,825	0.0
413,743	Global Tel*Link Corporation 2018 1st Lien Term Loan, 7.056%, (US0003M + 4.250)%, 11/29/2025	372,498	0.0
78,042	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 12.727%, (SOFRRATE + 10.000)%, 11/29/2026	66,921	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Telecommunications (continued)
251,813	GOGO Intermediate Holdings LLC Term Loan B, 6.556%, (US0003M + 3.750)%, 04/30/2028	$245,281	0.0
492,959	GTT Communications, Inc. 2018 USD Term Loan B, 10.000%, (PRIME + 3.750)%, 05/31/2025	359,367	0.0
387,478	Level 3 Financing Inc. 2019 Term Loan B, 4.865%, (US0001M + 1.750)%, 03/01/2027	369,142	0.0
305,875	Numericable Group SA USD Term Loan B11, 5.556%, (US0003M + 2.750)%, 07/31/2025	282,170	0.0
593,766	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 8.174%, (US0003M + 4.500)%, 11/01/2024	521,524	0.0
520,000	Venga Finance Sarl 2021 USD Term Loan B, 7.820%, (US0003M + 4.750)%, 12/04/2028	482,300	0.0
872,813	ViaSat, Inc. Term Loan, 7.649%, (SOFRRATE + 4.500)%, 03/02/2029	775,712	0.0
960,597	Zayo Group Holdings, Inc. USD Term Loan, 6.115%, (US0001M + 3.000)%, 03/09/2027	807,245	0.1
		13,359,910	0.7
	Utilities: 0.1%
347,995	Covanta Holding Corporation 2021 Term Loan B, 5.615%, (US0001M + 2.500)%, 11/30/2028	338,251	0.0
26,132	Covanta Holding Corporation 2021 Term Loan C, 5.615%, (US0001M + 2.500)%, 11/30/2028	25,401	0.0
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Utilities (continued)
340,055	Edgewater Generation, L.L.C. Term Loan, 6.865%, (US0001M + 3.750)%, 12/13/2025	$300,219	0.0
7,658	Generation Bridge Acquisition, LLC Term Loan B, 8.674%, (US0003M + 5.000)%, 12/01/2028	7,593	0.0
161	Generation Bridge Acquisition, LLC Term Loan C, 8.674%, (US0003M + 5.000)%, 12/01/2028	159	0.0
885,171	Nautilus Power, LLC Term Loan B, 7.365%, (US0001M + 4.250)%, 05/16/2024	678,262	0.1
336,600	Tiger Acquisition, LLC 2021 Term Loan, 6.365%, (US0001M + 3.250)%, 06/01/2028	312,758	0.0
		1,662,643	0.1
	Total Bank Loans (Cost $270,837,236)	247,874,645	12.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
	Uniform Mortgage-Backed Securities: 0.2%
674,000 (11)	2.000%,10/15/2052	545,887	0.0
2,898,000 (11)	4.000%,10/15/2052	2,689,820	0.2
3,270	5.500%,10/01/2039	3,381	0.0
		3,239,088	0.2
	Uniform Mortgage-Backed Security: 0.0%
673,000 (11)	4.500%,10/15/2052	641,296	0.0
	Total U.S. Government Agency Obligations (Cost $4,048,177)	3,880,384	0.2
CONVERTIBLE BONDS/NOTES: 0.0%
	Communications: 0.0%
210,000	DISH Network Corp., 3.375%, 08/15/2026	145,005	0.0
	Total Convertible Bonds/Notes (Cost $205,804)	145,005	0.0

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Consumer Discretionary: 0.0%
142,000 (8)(12)	24 Hour Fitness Worldwide, Inc.	$12,496	0.0

	Consumer Staples: 0.0%
2,038 (8)(12)	Save-A-Lot, Inc. / Moran Foods	850	0.0

	Materials: 0.0%
53,269 (8)(12)	Covia Specialty Minerals, Inc.	692,497	0.0
	Total Common Stock (Cost $663,295)	705,843	0.0
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
189,193 (8)(12)	24 Hour Fitness Worldwide, Inc.	141,895	0.0

	Information Technology: 0.0%
2,393 (8)(12)	Riverbed Technology, Inc.	24	0.0
	Total Preferred Stock (Cost $267,309)	141,919	0.0
WARRANTS: —%
	Communication Services: —%
26,686 (8)(12)	Cineworld Group PLC	—	—
	Total Warrants (Cost $—)	—	—
PURCHASED OPTIONS(13): 0.2%
	Total Purchased Options (Cost $2,533,667)	3,850,687	0.2
	Total Long-Term Investments (Cost $2,081,864,010)	1,836,366,480	89.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.9%
	Repurchase Agreements: 1.5%
5,893,593 (14)	BNP Paribas S.A., Repurchase Agreement dated 09/30/22, 2.94%, due 10/03/22 (Repurchase Amount $5,895,017, collateralized by various U.S. Government Securities, 0.000%-6.125%, Market Value plus accrued interest $6,011,465, due 09/15/23-05/15/52)	$5,893,593	0.3
6,980,195 (14)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $6,981,945, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,119,799, due 11/01/22-08/20/72)	6,980,195	0.3
3,952,782 (14)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $3,953,776, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $4,032,873, due 10/15/22-08/15/52)	3,952,782	0.2

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
9,744,109 (14)	National Bank Financial, Repurchase Agreement dated 09/30/22, 3.09%, due 10/03/22 (Repurchase Amount $9,746,584, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $9,939,844, due 10/03/22-09/09/49)	$9,744,109	0.5
5,119,261 (14)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $5,120,540, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,221,773, due 10/15/24-02/15/51)	5,119,261	0.2
	Total Repurchase Agreements
	(Cost $31,689,940)	31,689,940	1.5

	Time Deposits: 0.5%
990,000 (14)	Barclays Bank PLC, 3.100%, 10/03/2022	990,000	0.1
810,000 (14)	Canadian Imperial Bank of Commerce, 3.000%, 10/03/2022	810,000	0.0
900,000 (14)	Credit Agricole, 3.100%, 10/03/2022	900,000	0.0
910,000 (14)	Landesbank Baden-Wurttemberg, 3.100%, 10/03/2022	910,000	0.0
910,000 (14)	Mizuho Bank Ltd., 3.100%, 10/03/2022	910,000	0.0
780,000 (14)	National Australia Bank Ltd., 3.100%, 10/03/2022	780,000	0.0
1,020,000 (14)	Royal Bank of Canada, 3.100%, 10/03/2022	1,020,000	0.1
1,020,000 (14)	Skandinaviska Enskilda Banken AB, 3.100%, 10/03/2022	1,020,000	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
810,000 (14)	Societe Generale, 3.100%, 10/03/2022	$810,000	0.0
1,020,000 (14)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	1,020,000	0.1
990,000 (14)	Toronto-Dominion Bank, 3.100%, 10/03/2022	990,000	0.1
	Total Time Deposits
	(Cost $10,160,000)	10,160,000	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 9.9%
19,862,976 (15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%	$19,862,976	1.0
184,330,000 (15)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%	184,330,000	8.9
	Total Mutual Funds (Cost $204,192,976)	204,192,976	9.9
	Total Short-Term Investments (Cost $246,042,916)	246,042,916	11.9
	Total Investments in Securities (Cost $2,327,906,926)	$2,082,409,396	100.9
	Liabilities in Excess of Other Assets	(18,202,462)	(0.9)
	Net Assets	$2,064,206,934	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(4)
Defaulted security.

(5)
Variable rate security. Rate shown is the rate in effect as of September 30, 2022.

(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(8)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2022.

(10)
All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.

(11)
Represents or includes a TBA transaction.

(12)
Non-income producing security.

(13)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(14)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(15)
Rate shown is the 7-day yield as of September 30, 2022.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

PRIME
Federal Reserve Bank Prime Loan Rate

SOFRRATE
1-day Secured Overnight Financing Rate

SOFR30A
30-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of September 30, 2022 (as a percentage of net assets)

Collateralized Mortgage Obligations	22.6%
Corporate Bonds/Notes	20.4%
Commercial Mortgage-Backed Securities	16.4%
Asset-Backed Securities	12.8%
Bank Loans	12.0%
U.S. Treasury Obligations	3.5%
Sovereign Bonds	0.9%
U.S. Government Agency Obligations	0.2%
Purchased Options	0.2%
Common Stock	0.0%^
Convertible Bonds/Notes	0.0%^
Preferred Stock	0.0%^
Assets in Excess of Other Liabilities*	11.0%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$12,496	$12,496
Consumer Staples	—	—	850	850
Materials	—	—	692,497	692,497
Total Common Stock	—	—	705,843	705,843
Preferred Stock	—	—	141,919	141,919
Warrants	—	—	—	—
Purchased Options	—	3,850,687	—	3,850,687
Corporate Bonds/Notes	—	420,416,618	—	420,416,618
Collateralized Mortgage Obligations	—	467,123,750	—	467,123,750
Asset-Backed Securities	—	264,316,955	—	264,316,955
U.S. Government Agency Obligations	—	3,880,384	—	3,880,384
Commercial Mortgage-Backed Securities	—	337,068,486	219,831	337,288,317
Sovereign Bonds	—	19,203,590	—	19,203,590
Convertible Bonds/Notes	—	145,005	—	145,005
U.S. Treasury Obligations	—	71,418,767	—	71,418,767
Bank Loans	—	247,874,645	—	247,874,645
Short-Term Investments	204,192,976	41,849,940	—	246,042,916
Total Investments, at fair value	$204,192,976	$1,877,148,827	$1,067,593	$2,082,409,396
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Other Financial Instruments+
Centrally Cleared Swaps	—	1,983,919	—	1,983,919
Forward Foreign Currency Contracts	—	58,280,647	—	58,280,647
Forward Premium Swaptions	—	1,561,179	—	1,561,179
Futures	30,362,109	—	—	30,362,109
Total Assets	$234,555,085	$1,938,974,572	$1,067,593	$2,174,597,250
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(2,228,101)	$—	$(2,228,101)
Forward Foreign Currency Contracts	—	(58,848,480)	—	(58,848,480)
Forward Premium Swaptions	—	(2,239,974)	—	(2,239,974)
Futures	(15,761,091)	—	—	(15,761,091)
Written Options	—	(10,240,894)	—	(10,240,894)
Total Liabilities	$(15,761,091)	$(73,557,449)	$—	$(89,318,540)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2022, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 26,452,011	NZD 41,015,322	Bank of America N.A.	10/07/22	$3,497,593
USD 13,149,954	GBP 11,380,118	Bank of America N.A.	10/07/22	442,675
USD 4,577,928	EUR 4,481,464	Bank of America N.A.	10/07/22	184,946
GBP 8,168,083	USD 9,674,369	Bank of America N.A.	10/07/22	(553,716)
USD 20,378,146	CAD 26,302,481	Bank of America N.A.	10/07/22	1,337,174
USD 14,546,291	SEK 155,752,952	Bank of America N.A.	10/07/22	509,602
USD 3,329,292	EUR 3,381,705	Bank of America N.A.	10/07/22	14,355
CHF 13,020,362	USD 13,298,703	Bank of America N.A.	10/07/22	(99,238)
JPY 3,027,995,859	USD 22,214,040	Bank of America N.A.	10/07/22	(1,286,335)
USD 2,267,430	CAD 2,946,208	Bank of America N.A.	10/07/22	134,603
CHF 11,696,320	USD 11,985,654	Bank of America N.A.	10/07/22	(128,443)
NZD 34,435,702	USD 21,190,525	Bank of America N.A.	10/07/22	(1,918,423)
EUR 24,422,112	USD 24,741,065	Bank of America N.A.	10/07/22	(801,141)
NZD 11,789,316	USD 7,239,520	Bank of America N.A.	10/07/22	(641,573)
NOK 128,101,464	USD 13,196,576	Bank of America N.A.	10/07/22	(1,431,485)
JPY 2,726,950,713	USD 18,841,511	Bank of America N.A.	10/07/22	5,550
EUR 5,850,728	USD 5,785,272	Bank of America N.A.	10/07/22	(50,059)
USD 5,321,864	CHF 5,133,812	Bank of America N.A.	10/07/22	117,433
USD 10,642,579	CHF 10,252,493	Bank of America N.A.	10/07/22	249,055
USD 9,035,304	NZD 16,050,649	Bank of America N.A.	10/07/22	52,482
USD 11,792,431	NOK 114,434,010	BNP Paribas	10/07/22	1,282,585
USD 13,744,225	NOK 135,025,797	BNP Paribas	10/07/22	1,343,189
USD 13,359,498	AUD 19,676,414	BNP Paribas	10/07/22	772,973
SEK 211,043,197	USD 20,130,913	BNP Paribas	10/07/22	(1,111,385)
JPY 1,408,949,855	USD 9,849,968	BNP Paribas	10/07/22	(112,145)
EUR 2,767,984	USD 2,791,870	BNP Paribas	10/07/22	(78,537)
EUR 11,550,239	USD 11,902,511	BNP Paribas	10/07/22	(580,319)
EUR 4,005,018	USD 4,082,336	BNP Paribas	10/07/22	(156,392)
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 22,269,520	USD 16,949,119	BNP Paribas	10/07/22	(827,700)
CAD 6,910,234	USD 5,378,581	BNP Paribas	10/07/22	(376,103)
CAD 25,290,293	USD 19,764,349	BNP Paribas	10/07/22	(1,456,123)
CHF 5,863,804	USD 6,157,573	BNP Paribas	10/07/22	(213,108)
NZD 21,838,002	USD 13,266,431	BNP Paribas	10/07/22	(1,044,690)
AUD 24,612,918	USD 15,985,637	BNP Paribas	10/07/22	(241,350)
USD 29,929,247	CAD 39,998,446	BNP Paribas	10/07/22	973,451
USD 7,218,265	JPY 1,026,745,782	BNP Paribas	10/07/22	122,009
USD 16,705,198	NOK 177,274,230	BNP Paribas	10/07/22	423,983
USD 7,961,870	CHF 7,665,786	BNP Paribas	10/07/22	190,635
USD 19,540,803	AUD 29,379,337	BNP Paribas	10/07/22	747,552
GBP 11,149,595	USD 13,497,280	BNP Paribas	10/07/22	(1,047,408)
USD 11,509,908	JPY 1,656,489,444	BNP Paribas	10/07/22	61,239
CHF 14,458,853	USD 14,972,693	BNP Paribas	10/07/22	(314,949)
USD 20,039,760	EUR 20,062,852	BNP Paribas	10/07/22	373,027
CHF 8,809,237	USD 8,967,310	BNP Paribas	10/07/22	(36,896)
USD 17,742,565	AUD 27,217,486	BNP Paribas	10/07/22	332,198
USD 18,509,005	CHF 18,378,098	BNP Paribas	10/07/22	(121,897)
USD 10,612,659	NZD 17,299,774	BNP Paribas	10/07/22	930,759
NZD 31,998,729	USD 19,052,552	BNP Paribas	10/07/22	(1,144,312)
SEK 244,204,520	USD 23,319,492	BNP Paribas	10/07/22	(1,311,417)
NZD 20,198,013	USD 12,850,374	BNP Paribas	10/07/22	(1,546,461)
NOK 178,547,188	USD 17,170,809	BNP Paribas	10/07/22	(772,682)
NOK 97,832,023	USD 9,982,056	BNP Paribas	10/07/22	(996,970)
USD 7,651,148	EUR 7,654,086	BNP Paribas	10/07/22	148,184
NOK 96,701,924	USD 10,100,366	BNP Paribas	10/07/22	(1,219,070)
USD 17,356,491	CAD 22,607,177	BNP Paribas	10/07/22	990,635
USD 23,664,127	GBP 20,129,061	BNP Paribas	10/07/22	1,187,593
JPY 1,382,515,089	USD 9,593,735	BNP Paribas	10/07/22	(38,613)
JPY 1,547,043,660	USD 10,923,022	BNP Paribas	10/07/22	(230,777)
JPY 1,071,130,783	USD 7,457,409	BNP Paribas	10/07/22	(54,390)
JPY 1,528,001,030	USD 10,940,177	BNP Paribas	10/07/22	(379,543)
JPY 1,515,768,299	USD 10,963,147	BNP Paribas	10/07/22	(487,058)
USD 22,402,709	JPY 3,099,157,393	BNP Paribas	10/07/22	983,177
NZD 40,691,945	USD 25,542,549	BNP Paribas	10/07/22	(2,769,111)
USD 11,357,171	JPY 1,548,403,998	BNP Paribas	10/07/22	655,524
USD 9,067,033	CHF 8,877,425	BNP Paribas	10/07/22	67,493
USD 36,330,817	CAD 47,711,104	BNP Paribas	10/07/22	1,791,649
USD 18,242,213	SEK 185,750,105	BNP Paribas	10/07/22	1,502,137
USD 22,071,663	JPY 3,085,444,387	BNP Paribas	10/07/22	746,908
USD 5,500,205	EUR 5,499,143	BNP Paribas	10/07/22	109,637
USD 14,123,063	NOK 141,992,514	BNP Paribas	10/07/22	1,082,190
USD 1,700,649	SEK 17,319,533	BNP Paribas	10/07/22	139,787
NZD 24,850,913	USD 15,330,471	BNP Paribas	10/07/22	(1,422,540)
SEK 187,506,817	USD 16,536,342	BNP Paribas	10/07/22	362,052
USD 10,011,925	SEK 107,994,375	BNP Paribas	10/07/22	279,311
USD 9,254,130	SEK 99,943,657	BNP Paribas	10/07/22	247,059
EUR 5,430,813	USD 5,322,429	BNP Paribas	10/07/22	1,158
USD 6,928,141	NZD 11,236,748	Brown Brothers Harriman & Co.	10/07/22	639,442
GBP 25,967,270	USD 31,563,295	Brown Brothers Harriman & Co.	10/07/22	(2,567,694)
USD 14,891,688	CAD 19,592,175	Brown Brothers Harriman & Co.	10/07/22	708,461
USD 15,934,851	CHF 15,287,737	Brown Brothers Harriman & Co.	10/07/22	436,821
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 30,791,072	USD 22,616,713	Brown Brothers Harriman & Co.	10/07/22	(326,347)
USD 15,797,796	CHF 14,949,297	Brown Brothers Harriman & Co.	10/07/22	642,861
USD 25,704,777	JPY 3,479,964,072	Brown Brothers Harriman & Co.	10/07/22	1,653,336
EUR 5,027,378	USD 5,041,135	Citibank N.A.	10/07/22	(113,017)
JPY 1,451,896,985	USD 10,058,717	Citibank N.A.	10/07/22	(24,069)
CHF 17,042,345	USD 18,078,227	Goldman Sachs International	10/07/22	(801,453)
USD 11,846,652	EUR 11,823,832	Goldman Sachs International	10/07/22	256,269
USD 8,753,876	NOK 89,706,218	Goldman Sachs International	10/07/22	515,080
JPY 2,539,219,477	USD 17,736,067	Goldman Sachs International	10/07/22	(186,493)
JPY 599,880,182	USD 4,163,105	Goldman Sachs International	10/07/22	(17,091)
NOK 113,575,980	USD 11,772,215	Goldman Sachs International	10/07/22	(1,341,173)
USD 9,975,026	NZD 16,912,978	Goldman Sachs International	10/07/22	509,598
JPY 1,795,890,462	USD 12,606,633	Goldman Sachs International	10/07/22	(194,506)
NOK 41,588,092	USD 4,156,816	Goldman Sachs International	10/07/22	(337,283)
NOK 70,254,774	USD 6,498,573	Goldman Sachs International	10/07/22	(46,236)
NOK 95,806,675	USD 9,495,305	Goldman Sachs International	10/07/22	(696,230)
EUR 23,818,973	USD 23,782,888	Goldman Sachs International	10/07/22	(434,194)
CHF 25,726,512	USD 26,721,071	Goldman Sachs International	10/07/22	(640,672)
NOK 93,938,510	USD 8,692,296	Goldman Sachs International	10/07/22	(64,797)
USD 4,059,224	JPY 582,266,673	Goldman Sachs International	10/07/22	34,943
USD 11,270,760	CHF 11,012,828	Goldman Sachs International	10/07/22	106,442
JPY 3,113,461,691	USD 22,741,435	Goldman Sachs International	10/07/22	(1,223,041)
GBP 1,854,079	USD 2,195,270	Goldman Sachs International	10/07/22	(124,966)
USD 9,743,488	SEK 103,997,116	Goldman Sachs International	10/07/22	371,113
CAD 4,708,321	USD 3,426,280	Goldman Sachs International	10/07/22	(17,818)
USD 27,434,614	CHF 26,833,796	Goldman Sachs International	10/07/22	231,700
GBP 20,703,256	USD 23,849,943	Goldman Sachs International	10/07/22	(732,252)
USD 11,789,310	EUR 11,812,522	Goldman Sachs International	10/07/22	210,014
USD 17,376,862	JPY 2,510,452,675	Goldman Sachs International	10/07/22	26,107
USD 9,511,677	SEK 100,595,492	Goldman Sachs International	10/07/22	445,861
USD 13,329,341	GBP 11,269,788	Goldman Sachs International	10/07/22	745,259
USD 19,266,067	EUR 20,072,584	Goldman Sachs International	10/07/22	(410,205)
USD 3,961,925	NZD 6,381,374	Goldman Sachs International	10/07/22	390,559
AUD 15,804,794	USD 10,868,356	Goldman Sachs International	10/07/22	(758,412)
USD 5,559,680	EUR 5,553,089	Goldman Sachs International	10/07/22	116,231
CAD 25,485,774	USD 19,355,647	Goldman Sachs International	10/07/22	(905,908)
USD 5,885,949	EUR 5,883,589	Goldman Sachs International	10/07/22	118,524
USD 18,446,534	NOK 179,885,062	Goldman Sachs International	10/07/22	1,925,534
USD 21,481,959	EUR 21,458,355	Goldman Sachs International	10/07/22	447,276
NZD 13,784,500	USD 7,901,298	Goldman Sachs International	10/07/22	(186,737)
USD 6,963,753	EUR 7,037,047	Goldman Sachs International	10/07/22	65,644
NZD 16,118,833	USD 10,000,000	HSBC Bank USA N.A.	10/07/22	(979,019)
AUD 3,800,231	USD 2,590,312	JPMorgan Chase Bank N.A.	10/07/22	(159,397)
USD 6,225,270	EUR 6,474,439	Morgan Stanley Capital Services LLC	10/07/22	(121,338)
CHF 20,524,391	USD 20,900,723	Morgan Stanley Capital Services LLC	10/07/22	(94,005)
CHF 2,019,966	USD 2,106,639	Morgan Stanley Capital Services LLC	10/07/22	(58,887)
GBP 8,957,702	USD 10,241,699	Morgan Stanley Capital Services LLC	10/07/22	(239,340)
GBP 8,698,502	USD 10,009,438	Morgan Stanley Capital Services LLC	10/07/22	(296,507)
USD 18,437,504	CAD 23,854,750	Morgan Stanley Capital Services LLC	10/07/22	1,168,500
USD 12,775,702	AUD 18,158,733	Morgan Stanley Capital Services LLC	10/07/22	1,160,000
CAD 20,298,464	USD 15,305,682	Morgan Stanley Capital Services LLC	10/07/22	(611,156)
USD 11,646,350	NZD 18,379,871	Morgan Stanley Capital Services LLC	10/07/22	1,359,969
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 18,223,453	USD 12,811,341	Morgan Stanley Capital Services LLC	10/07/22	(1,154,239)
CAD 22,366,449	USD 17,077,815	Morgan Stanley Capital Services LLC	10/07/22	(886,227)
CAD 22,439,472	USD 17,342,319	Morgan Stanley Capital Services LLC	10/07/22	(1,097,869)
CAD 17,111,892	USD 13,260,577	Morgan Stanley Capital Services LLC	10/07/22	(872,883)
USD 15,435,180	GBP 12,789,688	Morgan Stanley Capital Services LLC	10/07/22	1,153,945
AUD 30,136,376	USD 20,038,300	Morgan Stanley Capital Services LLC	10/07/22	(760,791)
AUD 31,711,582	USD 21,903,190	Morgan Stanley Capital Services LLC	10/07/22	(1,618,059)
USD 26,113,543	AUD 36,632,058	Morgan Stanley Capital Services LLC	10/07/22	2,680,904
SEK 47,347,902	USD 4,425,507	Morgan Stanley Capital Services LLC	10/07/22	(158,443)
SEK 215,685,992	USD 20,043,304	Morgan Stanley Capital Services LLC	10/07/22	(605,361)
SEK 91,169,411	USD 8,627,918	Morgan Stanley Capital Services LLC	10/07/22	(411,595)
USD 16,894,243	JPY 2,407,284,280	Morgan Stanley Capital Services LLC	10/07/22	256,526
USD 14,208,775	NOK 151,641,738	Morgan Stanley Capital Services LLC	10/07/22	281,699
USD 10,057,432	SEK 107,174,782	Morgan Stanley Capital Services LLC	10/07/22	398,681
USD 6,638,753	EUR 6,693,974	Morgan Stanley Capital Services LLC	10/07/22	76,945
USD 10,220,767	SEK 108,500,199	Morgan Stanley Capital Services LLC	10/07/22	442,567
USD 30,237,414	EUR 31,226,978	Morgan Stanley Capital Services LLC	10/07/22	(373,022)
USD 21,464,070	NZD 35,556,024	Morgan Stanley Capital Services LLC	10/07/22	1,564,973
AUD 28,505,129	USD 19,087,177	Morgan Stanley Capital Services LLC	10/07/22	(853,137)
USD 9,874,870	GBP 8,582,520	Morgan Stanley Capital Services LLC	10/07/22	291,446
USD 15,047,726	SEK 168,083,914	Morgan Stanley Capital Services LLC	10/07/22	(100,247)
GBP 10,237,591	USD 11,944,303	Morgan Stanley Capital Services LLC	10/07/22	(512,793)
JPY 3,564,319,180	USD 26,817,221	Morgan Stanley Capital Services LLC	10/07/22	(2,182,767)
USD 21,010,895	NZD 33,769,639	Morgan Stanley Capital Services LLC	10/07/22	2,111,558
EUR 18,612,549	USD 18,575,104	Morgan Stanley Capital Services LLC	10/07/22	(330,040)
NZD 18,292,716	USD 10,960,446	Morgan Stanley Capital Services LLC	10/07/22	(722,842)
EUR 22,485,799	USD 22,616,111	Morgan Stanley Capital Services LLC	10/07/22	(574,269)
USD 1,735,139	JPY 246,975,073	Morgan Stanley Capital Services LLC	10/07/22	28,194
AUD 16,215,561	USD 10,926,451	Morgan Stanley Capital Services LLC	10/07/22	(553,749)
USD 10,227,437	GBP 9,411,203	Standard Chartered Bank	10/07/22	(281,311)
EUR 5,116,046	USD 5,120,446	Standard Chartered Bank	10/07/22	(105,411)
EUR 1,655,965	USD 1,653,887	Standard Chartered Bank	10/07/22	(30,617)
CHF 4,025	USD 4,285	Standard Chartered Bank	10/07/22	(205)
AUD 18,531,934	USD 13,175,152	Standard Chartered Bank	10/07/22	(1,320,723)
USD 1,740,311	EUR 1,691,585	Standard Chartered Bank	10/07/22	82,125
USD 13,112,166	JPY 1,890,380,917	Standard Chartered Bank	10/07/22	46,978
USD 13,046,277	JPY 1,736,250,723	Standard Chartered Bank	10/07/22	1,046,345
USD 12,807,608	NZD 19,902,511	Standard Chartered Bank	10/07/22	1,669,074
USD 6,559,440	EUR 6,520,522	Standard Chartered Bank	10/07/22	167,658
USD 2,291,461	JPY 326,767,422	Standard Chartered Bank	10/07/22	33,039
USD 17,983,793	CHF 17,079,254	State Street Bank and Trust Co.	10/07/22	669,603
EUR 5,530,324	USD 5,386,721	State Street Bank and Trust Co.	10/07/22	34,412
EUR 13,020,937	USD 12,625,128	State Street Bank and Trust Co.	10/07/22	138,725
USD 9,763,820	AUD 14,549,426	State Street Bank and Trust Co.	10/07/22	456,905
EUR 10,205,638	USD 9,823,229	State Street Bank and Trust Co.	10/07/22	180,910
SEK 75,853,753	USD 7,314,505	State Street Bank and Trust Co.	10/07/22	(478,451)
EUR 5,913,101	USD 5,885,949	State Street Bank and Trust Co.	10/07/22	(89,595)
EUR 5,480,162	USD 5,488,881	State Street Bank and Trust Co.	10/07/22	(116,919)
USD 12,491,901	JPY 1,792,800,953	State Street Bank and Trust Co.	10/07/22	101,128
EUR 12,297,247	USD 12,324,767	State Street Bank and Trust Co.	10/07/22	(270,316)
USD 10,724,557	GBP 9,302,902	State Street Bank and Trust Co.	10/07/22	336,740
USD 16,014,771	GBP 13,192,569	State Street Bank and Trust Co.	10/07/22	1,283,670
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF 9,112,016	USD 9,624,004	State Street Bank and Trust Co.	10/07/22	(386,646)
USD 10,000,000	EUR 9,878,101	State Street Bank and Trust Co.	10/07/22	316,931
USD 4,049,995	CHF 3,889,332	State Street Bank and Trust Co.	10/07/22	107,162
AUD 2,332,872	USD 1,622,781	State Street Bank and Trust Co.	10/07/22	(130,499)
USD 11,116,097	AUD 16,201,694	State Street Bank and Trust Co.	10/07/22	752,266
USD 6,272,058	EUR 6,558,398	State Street Bank and Trust Co.	10/07/22	(156,852)
USD 10,000,000	JPY 1,363,002,100	State Street Bank and Trust Co.	10/07/22	579,740
USD 2,391,918	NZD 3,913,959	State Street Bank and Trust Co.	10/07/22	201,452
USD 5,481,730	EUR 5,438,831	State Street Bank and Trust Co.	10/07/22	150,283
USD 8,931,903	EUR 8,733,066	State Street Bank and Trust Co.	10/07/22	371,263
USD 15,903,188	EUR 15,581,413	State Street Bank and Trust Co.	10/07/22	629,413
USD 2,476,174	EUR 2,477,926	State Street Bank and Trust Co.	10/07/22	47,172
USD 10,910,222	AUD 15,631,532	State Street Bank and Trust Co.	10/07/22	911,109
				$(567,833)

At September 30, 2022, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	2,023	12/30/22	$415,505,236	$(5,406,219)
U.S. Treasury 5-Year Note	2,780	12/30/22	298,871,720	(10,354,872)
			$714,376,956	$(15,761,091)
Short Contracts:
U.S. Treasury 10-Year Note	(2,442)	12/20/22	(273,656,625)	13,143,609
U.S. Treasury Long Bond	(556)	12/20/22	(70,281,875)	5,974,782
U.S. Treasury Ultra 10-Year Note	(1,147)	12/20/22	(135,901,578)	8,841,911
U.S. Treasury Ultra Long Bond	(173)	12/20/22	(23,701,000)	2,401,807
			$(503,541,078)	$30,362,109
At September 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 38, Version 1	Buy	5.000	06/20/27	USD 44,971,603	$1,017,974	$1,957,770
					$1,017,974	$1,957,770
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	1.000	12/20/24	USD 15,120,000	$(172,502)	$26,149
					$(172,502)	$26,149
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At September 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.391%	Annual	08/25/24	USD 160,000,000	$(2,228,101)	$(2,228,101)
							$(2,228,101)	$(2,228,101)
At September 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call EUR vs. Put USD	BNP Paribas	03/16/23	1.080	USD 24,356,700	$141,622	$2,047,436
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 12,280,000	609,088	164,133
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	10/17/22	0.625	USD 168,855,000	1,210,690	1,071,226
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD 15,517,000	276,203	283,946
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD 15,517,000	296,064	283,946
					$2,533,667	$3,850,687
At September 30, 2022, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Call EUR vs. Put USD	BNP Paribas	10/27/22	1.003	USD 24,356,700	$440,613	$(194,407)
Call EUR vs. Put USD	Citibank N.A.	11/10/22	1.020	USD 24,356,700	354,146	(478,297)
Call USD vs. Put EUR	BNP Paribas	10/27/22	1.003	USD 24,356,700	440,613	(552,426)
Call USD vs. Put EUR	Citibank N.A.	11/10/22	1.020	USD 24,356,700	449,625	(393,891)
Call USD vs. Put EUR	BNP Paribas	11/17/22	0.960	USD 24,356,700	125,059	(1,393,496)
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD 15,517,000	439,441	(432,823)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD 15,517,000	425,166	(432,823)
					$2,674,663	$(3,878,163)
At September 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Pay	3.350%	1-day Secured Overnight Financing Rate	09/28/23	USD 79,385,100	$3,373,866	$(3,600,822)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	3.350%	1-day Secured Overnight Financing Rate	09/28/23	USD 79,385,100	3,373,867	(2,761,909)
							$6,747,733	$(6,362,731)
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

At September 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/(payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap (Purchased)	Deutsche Bank AG	2.950%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD 36,575,600	$(2,121,385)	$(761,422)
Call on 1-Year Interest Rate Swap (Written)	Deutsche Bank AG	2.750%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD 292,604,600	2,444,468	153,461
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 22,958,000	(4,017,650)	49,289
Call on 30-Year Interest Rate Swap (Purchased)	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD 18,355,000	(3,303,900)	(27,853)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD 22,958,000	(4,023,390)	49,074
Put on 10-Year Interest Rate Swap (Purchased)	Deutsche Bank AG	2.950%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD 36,575,600	(2,121,385)	1,309,355
Put on 1-Year Interest Rate Swap (Written)	Deutsche Bank AG	2.750%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD 292,604,600	2,444,468	(1,369,241)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 53,680,100	(9,662,418)	(81,458)
							$(20,361,192)	$(678,795)

(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – EU Euro
GBP – British Pound
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD  – United States Dollar
See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$3,850,687
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	58,280,647
Interest rate contracts	Unrealized appreciation on forward premium swaptions	1,561,179
Interest rate contracts	Variation margin receivable on futures contracts**	30,362,109
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	26,149
Credit contracts	Variation margin receivable on centrally cleared swaps**	1,957,770
Total Asset Derivatives		$96,038,541
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$58,848,480
Interest rate contracts	Unrealized depreciation on forward premium swaptions	2,239,974
Interest rate contracts	Variation margin payable on futures contracts**	15,761,091
Interest rate contracts	Variation margin payable on centrally cleared swaps**	2,228,101
Interest rate contracts	Written options, at fair value	6,362,731
Foreign exchange contracts	Written options, at fair value	3,878,163
Total Liability Derivatives		$89,318,540

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(812,746)	$—	$(812,746)
Equity contracts	—	—	(277,109)	—	—	(277,109)
Foreign exchange contracts	487,138	(2,679,420)	—	289,711	3,064,463	1,161,892
Interest rate contracts	—	—	15,156,565	(10,844,614)	10,111,222	14,423,173
Total	$487,138	$(2,679,420)	$14,879,456	$(11,367,649)	$13,175,685	$14,495,210
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$1,359,400	$—	$1,359,400
Foreign exchange contracts	2,321,232	821,573	—	(71,287)	(2,341,649)	729,869
Interest rate contracts	536,984	—	12,770,143	(1,525,572)	(488,515)	11,293,040
Total	$2,858,216	$821,573	$12,770,143	$(237,459)	$(2,830,164)	$13,382,309

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

Voya Strategic Income	PORTFOLIO OF INVESTMENTS
Opportunities Fund	as of September 30, 2022 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2022:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura International PLC	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$283,946	$—	$2,495,515	$—	$—	$—	$—	$—	$—	$1,071,226	$—	$—	$—	$3,850,687
Forward premium swaptions	—	98,363	—	—	—	1,462,816	—	—	—	—	—	—	—	1,561,179
Forward foreign currency contracts	6,545,468	—	17,848,094	4,080,921	—	—	6,516,154	—	—	12,975,907	—	3,045,219	7,268,884	58,280,647
Total Assets	$6,829,414	$98,363	$20,343,609	$4,080,921	$—	$1,462,816	$6,516,154	$—	$—	$14,047,133	$—	$3,045,219	$7,268,884	$63,692,513
Liabilities:
Forward foreign currency contracts	$6,910,413	$—	$20,091,946	$2,894,041	$137,086	$—	$9,119,467	$979,019	$159,397	$15,189,566	$—	$1,738,267	$1,629,278	$58,848,480
Forward premium swaptions	—	81,458	—	—	—	2,130,663	—	—	—	—	27,853	—	—	2,239,974
Written options	432,823	—	8,935,883	—	872,188	—	—	—	—	—	—	—	—	10,240,894
Total Liabilities	$7,343,236	$81,458	$29,027,829	$2,894,041	$1,009,274	$2,130,663	$9,119,467	$979,019	$159,397	$15,189,566	$27,853	$1,738,267	$1,629,278	$71,329,348
Net OTC derivative instruments by counterparty, at fair value	$(513,822)	$16,905	$(8,684,220)	$1,186,880	$(1,009,274)	$(667,847)	$(2,603,313)	$(979,019)	$(159,397)	$(1,142,433)	$(27,853)	$1,306,952	$5,639,606	$(7,636,835)
Total cash collateral pledged by the Fund/ (Received from counterparty)	$—	$—	$3,110,000	$—	$1,009,274	$—	$—	$880,000	$—	$1,142,433	$27,853	$(1,306,952)	$(5,370,979)	$(508,371)
Total non-cash collateral pledged by the Fund/ (Received from counterparty)	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Net Exposure(1)(2)(3)	$(513,822)	$16,905	$(5,574,220)	$1,186,880	$—	$(667,847)	$(2,603,313)	$(99,019)	$(159,397)	$—	$—	$—	$268,627	$(8,145,206)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At September 30, 2022, the Fund had pledged $1,530,000, $1,210,000 and $320,000 in cash collateral to Citibank N.A., Morgan Stanley Capital Services LLC and Nomura International PLC, respectively. In addition, the Fund had received $1,380,000 in cash collateral from Standard Chartered Bank Excess cash collateral is not shown for financial reporting purposes.

(3)
At September 30, 2022, the Fund had received U.S. Treasury Notes with the original par of $5,750,000 in non-cash collateral from State Street Bank and Trust Co.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,322,248,856.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$98,970,177
Gross Unrealized Depreciation	(337,078,769)
Net Unrealized Depreciation	$(238,108,592)

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163313         (0922-111722)

Semi-Annual Report
September 30, 2022
Voya Government Money Market Fund
Classes A, C, I, and W
As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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Just go to www.individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.
Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will achieve its investment objective. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2022**	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2022**
Class A	$1,000.00	$1,005.70	0.38%	$1.91	$1,000.00	$1,023.16	0.38%	$1.93
Class C	1,000.00	1,002.40	1.05	5.27	1,000.00	1,019.80	1.05	5.32
Class I	1,000.00	1,005.70	0.38	1.91	1,000.00	1,023.16	0.38	1.93
Class W	1,000.00	1,005.90	0.38	1.91	1,000.00	1,023.16	0.38	1.93

*
The annualized expense ratios reflect waivers of 0.02%, 0.35%, 0.02% and 0.02% of management, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, in order to maintain a net yield of not less than zero (Note 4).

**
Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

1

statement of assets and liabilities as of September 30, 2022 (Unaudited)

ASSETS:
Short-term investments at amortized cost	$134,025,447
Repurchase agreements	73,647,000
Cash	9,109
Receivables:
Investment securities sold	21,954,407
Fund shares sold	3,881,907
Dividends	5,322
Interest	545,498
Prepaid expenses	21,571
Reimbursement due from Investment Adviser	43,278
Other assets	20,391
Total assets	234,153,930
LIABILITIES:
Income distribution payable	916
Payable for fund shares redeemed	209,424
Payable for investment management fees	62,615
Payable for distribution and shareholder service fees	1,859
Payable to trustees under the deferred compensation plan (Note 5)	20,391
Payable for trustee fees	1,931
Other accrued expenses and liabilities	161,219
Total liabilities	458,355
NET ASSETS	$233,695,575
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$233,776,995
Total distributable loss	(81,420)
NET ASSETS	$233,695,575
See Accompanying Notes to Financial Statements
2

statement of assets and liabilities as of September 30, 2022 (Unaudited) (continued)

Class A
Net assets	$173,301,691
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	173,348,862
Net asset value and redemption price per share†	$1.00
Class C
Net assets	$2,272,793
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	2,273,418
Net asset value and redemption price per share†	$1.00
Class I
Net assets	$56,197,740
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	56,209,403
Net asset value and redemption price per share	$1.00
Class W
Net assets	$1,923,351
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,923,880
Net asset value and redemption price per share	$1.00

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
3

STATEMENT OF OPERATIONS for the six months ended September 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividends	$17,522
Interest	1,587,734
Total investment income	1,605,256
EXPENSES:
Investment management fees	374,253
Distribution and shareholder service fees:
Class C	10,938
Transfer agent fees:
Class A	180,796
Class C	2,344
Class I	16,679
Class W	446
Shareholder reporting expense	8,235
Registration fees	34,615
Professional fees	13,923
Custody and accounting expense	7,320
Trustee fees	1,830
Miscellaneous expense	6,296
Total expenses	657,675
Waived and reimbursed fees	(256,069)
Net expenses	401,606
Net investment income	1,203,650
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(12,846)
Increase in net assets resulting from operations	$1,190,804
See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
FROM OPERATIONS:
Net investment income	$1,203,650	$—
Net realized gain (loss)	(12,846)	135,524
Increase in net assets resulting from operations	1,190,804	135,524
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(952,761)	(148,550)
Class C	(5,272)	(2,129)
Class I	(241,837)	(42,621)
Class W	(3,759)	(313)
Total distributions	(1,203,629)	(193,613)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	514,884,050	1,095,071,009
Reinvestment of distributions	1,200,442	193,061
	516,084,492	1,095,264,070
Cost of shares redeemed	(482,934,004)	(1,099,422,799)
Net increase (decrease) in net assets resulting from capital share transactions	33,150,488	(4,158,729)
Net increase (decrease) in net assets	33,137,663	(4,216,818)
NET ASSETS:
Beginning of year or period	200,557,912	204,774,730
End of year or period	$233,695,575	$200,557,912
See Accompanying Notes to Financial Statements
5

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-22+	1.00	0.01•	0.00*	0.01	0.01	—	—	0.01	—	1.00	0.57	0.63	0.38(4)	0.38	1.12	173,302	—
03-31-22	1.00	(0.00) *•	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.09	0.64	0.05(5)	0.05	(0.00) *	156,626	—
03-31-21	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.04	0.68	0.11(6)	0.11	0.01	156,808	—
03-31-20	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.61	0.63	0.41(7)	0.41	1.49	161,828	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.75	157,178	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.50	155,574	—
Class C
09-30-22+	1.00	0.00*•	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.24	1.63	1.05(4)	1.05	0.47	2,273	—
03-31-22	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	1.64	0.05(5)	0.05	0.00	2,015	—
03-31-21	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.03	1.68	0.11(6)	0.11	0.01	2,321	—
03-31-20	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.65	1.63	1.41(7)	1.41	0.56	2,870	—
03-31-19	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.75	1.57	1.40	1.40	0.74	4,256	—
03-31-18	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.06	1.69	1.15(8)	1.15	0.02	4,054	—
Class I
09-30-22+	1.00	0.01•	0.00*	0.01	0.01	—	—	0.01	—	1.00	0.57	0.50	0.38(4)	0.38	1.13	56,198	—
03-31-22	1.00	(0.00) *•	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.09	0.50	0.05(5)	0.05	(0.00) *	41,745	—
03-31-21	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.03	0.57	0.11(6)	0.11	0.01	45,260	—
03-31-20	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.63	0.61	0.41(7)	0.41	1.53	43,994	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.72	39,581	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.50	39,617	—
Class W
09-30-22+	1.00	0.01•	0.00*	0.01	0.01	—	—	0.01	—	1.00	0.59	0.63	0.38(4)	0.38	1.83	1,923	—
03-31-22	1.00	0.00*•	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.09	0.64	0.05(5)	0.05	0.00*	173	—
03-31-21	1.00	0.00*•	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.04	0.68	0.11(6)	0.11	0.01	386	—
03-31-20	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.61	0.63	0.41(7)	0.41	1.52	236	—
03-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.76	0.57	0.40	0.40	1.82	269	—
03-31-18	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.53	0.69	0.64	0.64	0.48	64	—

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Expense ratios reflect waivers of 0.02%, 0.35%, 0.02% and 0.02% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(5)
Expense ratios reflect waivers of 0.35%, 1.35%, 0.35% and 0.35% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

(6)
Expense ratios reflect waivers of 0.30%, 1.30%, 0.30% and 0.30% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

See Accompanying Notes to Financial Statements
6

Financial Highlights (continued)

(7)
Expense ratios reflect waivers of 0.01%, 0.01%, 0.01% and 0.01% of management fees, distribution and shareholder servicing fees for Classes A, C, I and W, respectively, in order to maintain a net yield of not less than zero.

(8)
Expense ratios reflect a waiver of 0.49% of distribution and shareholder servicing fees for Class C in order to maintain a net yield of not less than zero.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
7

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of seven separately managed series. This report is for Voya Government Money Market Fund (“Government Money Market” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Fund’s Board of Trustees (“Board”) has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing

8

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures. The Board has also designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s).
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.
C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the Fund. Please refer to the table within the Portfolio of Investments for open repurchase agreements subject to the MRA on a net basis at September 30, 2022.
G. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended

9

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 4 — DISTRIBUTION AND SERVICE FEES
Class C shares of the Fund have a service and distribution plan (the “Plan”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class C shares of the value of average daily net assets of the class for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class C shares. Pursuant to the Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s Class C shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
The Distributor and Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero through August 1, 2023. There is no guarantee the Fund will maintain such a yield. Distribution and shareholder servicing fees waived are not subject to recoupment. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser within three years subject to certain restrictions. For the period ended September 30, 2022, the Distributor waived $3,587 of class specific distribution and/or shareholder servicing fees and the Investment Adviser waived or reimbursed $25,522 of management fees and/or certain expenses to assist the Fund in maintaining a net yield of not less than zero. The class specific waiver was comprised of the following amounts:
	Distribution Fee	Shareholder Servicing Fee
Class C	$3,105	$482
Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations.

10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

As of September 30, 2022, amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
September 30,
2023	2024	2025	Total
$306,952	$751,757	$382,839	$1,441,548
The Distributor may also retain the proceeds of the contingent deferred sales charge paid by shareholders upon certain redemptions for Class C shares. For the period ended September 30, 2022, the Distributor retained the following amounts in sales charges:
Class C
Contingent Deferred Sales Charges:	$264
NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:
Subsidiary	Percentage
Voya Institutional Trust Company	21.27%
Voya Investments Distributor, LLC	12.73
Voya Retirement Insurance and Annuity Company	30.34
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2022, the per account fees for affiliated recordkeeping services paid by the Fund were $82,564.
NOTE 6 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Class A	Class C	Class I	Class W
0.40%	1.40%	0.40%	0.40%
The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
September 30,
2023	2024	2025	Total
$432,721	$259,156	$205,664	$897,541
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2022 are as follows:
	September 30,
	2023	2024	2025	Total
Class A	$99,629	$232,576	$234,446	$566,651
Class C	1,608	3,406	2,926	7,940
Class W	183	499	487	1,169
The Expense Limitation Agreement is contractual through August 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 7 — LINE OF CREDIT
Effective June 13, 2022, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 7 — LINE OF CREDIT (continued)

be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. During the period ended September 30, 2022, the Fund did not utilize the line of credit.

NOTE 8 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
9/30/2022	495,024,337	—	950,273	(479,289,019)	16,685,591	495,024,337	—	950,273	(479,289,019)	16,685,591
3/31/2022	1,082,229,317	—	148,086	(1,082,514,007)	(136,604)	1,082,229,317	—	148,086	(1,082,514,007)	(136,604)
Class C
9/30/2022	401,875	—	5,229	(148,662)	258,442	401,875	—	5,229	(148,662)	258,442
3/31/2022	1,064,174	—	2,089	(1,371,981)	(305,718)	1,064,174	—	2,089	(1,371,981)	(305,718)
Class I
9/30/2022	17,704,503	—	241,181	(3,490,158)	14,455,526	17,704,503	—	241,181	(3,490,158)	14,455,526
3/31/2022	11,682,107	—	42,573	(15,228,373)	(3,503,693)	11,682,107	—	42,573	(15,228,373)	(3,503,693)
Class W
9/30/2022	1,753,335	—	3,759	(6,165)	1,750,929	1,753,335	—	3,759	(6,165)	1,750,929
3/31/2022	95,411	—	313	(308,438)	(212,714)	95,411	—	313	(308,438)	(212,714)
NOTE 9 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of de minimis distributions in excess of short-term capital gains.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2022	Year Ended March 31, 2021
Ordinary Income	Ordinary Income
$193,613	$78,383
The tax-basis components of distributable earnings as of March 31, 2022 were:
Late Year Ordinary Losses Deferred	Post- October Capital Losses Deferred	Capital Loss Carryforwards	Other	Total Distributable Earnings/ (Loss)
$(1,436)	$(53,304)	$—	$(13,855)	$(68,595)
The Fund's major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2022 (Unaudited) (continued)

NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 11 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 12 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2022, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0024	November 1, 2022	Daily
Class C	$0.0016	November 1, 2022	Daily
Class I	$0.0024	November 1, 2022	Daily
Class W	$0.0024	November 1, 2022	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

13

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of September 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 2.6%
6,000,000 (1)	Federal Home Loan Bank Discount Notes, 3.520%, 12/28/2022	$5,945,466	2.6
	Total U.S. Government Agency Debt (Cost $5,945,466)	5,945,466	2.6
U.S. TREASURY DEBT: 46.0%
17,500,000	United States Treasury Floating Rate Note, 3.331%, (USBMMY3M + 0.034%), 04/30/2023	17,523,563	7.5
43,000,000	United States Treasury Floating Rate Note, 3.346%, (USBMMY3M + 0.049%), 01/31/2023	43,042,989	18.4
47,000,000	United States Treasury Floating Rate Note, 3.352%, (USBMMY3M + 0.055%), 10/31/2022	47,013,429	20.1
	Total U.S. Treasury Debt (Cost $107,579,981)	107,579,981	46.0
U.S. TREASURY REPURCHASE AGREEMENT: 31.5%
73,647,000	Deutsche Bank Repurchase Agreement dated 09/30/22, 2.970%, due 10/03/22, $73,665,228 to be received upon repurchase (Collateralized by $88,280,309, U.S. Treasury Interest-only, 0.000%, Market Value plus accrued interest $75,856,410 due 11/15/24-2/15/28), 2.970%, 10/03/2022	73,647,000	31.5
	Total U.S. Treasury Repurchase Agreement (Cost $73,647,000)	73,647,000	31.5
Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 8.8%
10,500,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.910%, 10/03/22	10,500,000	4.5
Shares		Value	Percentage of Net Assets
10,000,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 2.798%, 10/03/22	$10,000,000	4.3
	Total Investment Companies (Cost $20,500,000)	20,500,000	8.8
	Total Investments in Securities (Cost $207,672,447)	$207,672,447	88.9
	Assets in Excess of Other Liabilities	26,023,128	11.1
	Net Assets	$233,695,575	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2022.

(2)
Rate shown is the 7-day yield as of September 30, 2022.

Reference Rate Abbreviations:
USBMMY3M
U.S. Treasury 3-month Bill Money Market Yield

Investment Type Allocation as of September 30, 2022 (as a percentage of net assets)

U.S. Treasury Debt	46.0%
U.S. Treasury Repurchase Agreement	31.5
Investment Companies	8.8
U.S. Government Agency Debt	2.6
Assets in Excess of Other Liabilities	11.1
Net Assets	100.0%
Portfolio holdings are subject to change daily.
 1

See Accompanying Notes to Financial Statements
14

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Fund	as of September 30, 2022 (Unaudited) (continued)

At September 30, 2022, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.
Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$5,945,466	$—	$5,945,466
Investment Companies	20,500,000	—	—	20,500,000
U.S. Treasury Debt	—	107,579,981	—	107,579,981
U.S. Treasury Repurchase Agreement	—	73,647,000	—	73,647,000
Total Investments, at fair value	$20,500,000	$187,172,447	$—	$207,672,447
The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of September 30, 2022:
Counterparty	U.S. Treasury Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$73,647,000	$(73,647,000)	$—
Totals	$73,647,000	$(73,647,000)	$—

(1)
Collateral with a fair value of $75,856,410 has been pledged in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
15

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163308 (0922-111722)

Semi-Annual Report

September 30, 2022

Voya Floating Rate Fund

Classes A, C, I, P, R and W

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2022*	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2022*

Class A	$1,000.00	$940.10	1.04%	$5.06	$1,000.00	$1,019.85	1.04%	$5.27
Class C	1,000.00	937.60	1.79	8.69	1,000.00	1,016.09	1.79	9.05
Class I	1,000.00	941.30	0.79	3.84	1,000.00	1,021.11	0.79	4.00
Class P	1,000.00	945.40	0.20	0.98	1,000.00	1,024.07	0.20	1.01
Class R	1,000.00	940.00	1.29	6.27	1,000.00	1,018.60	1.29	6.53
Class W	1,000.00	942.50	0.79	3.85	1,000.00	1,021.11	0.79	4.00

*	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2022 (UNAUDITED)

ASSETS:
Investments in securities at fair value (Cost $370,901,643)	$334,028,025
Cash	3,692,382
Receivables:
Investment securities sold	47,312,406
Fund shares sold	176,836
Interest	2,236,520
Prepaid structuring fee (Note 7)	105,429
Prepaid expenses	52,450
Reimbursement due from Investment Adviser	37,558
Other assets	37,798
Total assets	387,679,404
LIABILITIES:
Notes payable	31,100,000
Payable for investment securities purchased	13,300,860
Payable for fund shares redeemed	945,076
Income distribution payable	25,555
Payable for investment management fees	173,710
Payable for distribution and shareholder service fees	56,041
Payable for trustee fees	31,920
Payable to trustees under the deferred compensation plan (Note 8)	37,798
Payable for commitment fees on line of credit (Note 7)	99,784
Unfunded loan commitments (Note 9)	623,533
Other accrued expenses and liabilities	808,550
Total liabilities	47,202,827
NET ASSETS	$340,476,577
NET ASSETS WERE COMPRISED OF:
Paid-in capital	569,563,640
Total distributable loss	(229,087,063)
NET ASSETS	$340,476,577

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Class A:
Net assets	$35,322,994
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	4,300,170
Net asset value and redemption price per share(2)	$8.21
Maximum offering price per share (2.50%)(1)	$8.42

Class C:
Net assets	$7,611,071
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	926,797
Net asset value and redemption price per share(2)	$8.21

Class I:
Net assets	$134,659,562
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	16,393,447
Net asset value and redemption price per share	$8.21

Class P:
Net assets	$51,450,034
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,291,155
Net asset value and redemption price per share	$8.18

Class R:
Net assets	$98,861,466
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	12,057,687
Net asset value and redemption price per share	$8.20

Class W:
Net assets	$12,571,450
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	1,527,836
Net asset value and redemption price per share	$8.23

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 (UNAUDITED)

INVESTMENT INCOME:
Interest	$13,157,883
Dividend	57,055
Total investment income	13,214,938

EXPENSES:
Investment management fees	1,429,336
Distribution and shareholder service fees:
Class A	48,789
Class C	42,568
Class R	266,945
Transfer agent fees:
Class A	22,166
Class C	4,835
Class I	30,448
Class P	150
Class R	60,641
Class W	7,459
Shareholder reporting expense	5,490
Custody and accounting expense	109,800
Registration fees	61,052
Professional fees	24,705
Trustees fees	1,830
Commitment fees on line of credit (Note 7)	74,390
Miscellaneous expense	39,489
Structuring Fee (Note 7)	82,053
Interest expense	51,936
Total expenses	2,364,082
Waived and reimbursed fees	(471,903)
Net expenses	1,892,179
Net investment income	11,322,759
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(7,074,969)
Net change in unrealized appreciation (depreciation) on Investments	(29,240,763)
Net realized and unrealized loss	(36,315,732)
Decrease in net assets resulting from operations	(24,992,973)

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
FROM OPERATIONS:
Net investment income	$11,322,759	$18,646,837
Net realized loss	(7,074,969)	(3,991,011)
Net change in unrealized appreciation (depreciation)	(29,240,763)	(4,050,628)
Net increase (decrease) in net assets resulting from operations	(24,992,973)	10,605,198
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(896,269)	(1,594,693)
Class C	(163,213)	(295,898)
Class I	(4,793,474)	(8,279,050)
Class P	(2,164,125)	(4,674,962)
Class R	(2,336,697)	(2,930,331)
Class W	(319,945)	(416,280)
Total distributions	(10,673,723)	(18,191,214)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	46,641,614	200,165,448
Reinvestment of distributions	10,489,653	17,562,082
	57,131,267	217,727,530
Cost of shares redeemed	(167,029,563)	(213,682,601)
Net increase (decrease) in net assets resulting from capital share transactions	(109,898,296)	4,044,929
Net decrease in net assets	(145,564,992)	(3,541,087)
NET ASSETS:
Beginning of year or period	486,041,569	489,582,656
End of year or period	$340,476,577	$486,041,569

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data
Year or period ended	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses, net of fee waivers and/ or recoupments, if any(2)(3)	Expenses, net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio Turnover rate
	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-22+	8.94	0.21	*	(0.74)	(0.53)	0.20	—	—	0.20	8.21	(5.99)	1.21	1.04	1.04	4.92	35,323	15
03-31-22	9.04	0.30	*	(0.11)	0.19	0.29	—	—	0.29	8.94	2.15	1.20	1.02	1.02	3.37	41,990	89
03-31-21	8.00	0.29	*	1.03	1.32	0.28	—	—	0.28	9.04	16.69	1.34	1.13	1.13	3.35	39,518	60
03-31-20	9.59	0.46		(1.58)	(1.12)	0.47	—	—	0.47	8.00	(12.34)	1.18	1.10	1.10	4.83	52,014	52
03-31-19	9.86	0.46		(0.28)	0.18	0.45	—	—	0.45	9.59	1.90	1.14	1.05	1.05	4.75	59,614	58
03-31-18	9.93	0.35		(0.05)	0.30	0.35	—	0.02	0.37	9.86	3.09	1.13	1.02	1.02	3.58	43,839	82
Class C
09-30-22+	8.93	0.18	*	(0.73)	(0.55)	0.17	—	—	0.17	8.21	(6.24)	1.96	1.79	1.79	4.16	7,611	15
03-31-22	9.04	0.23	*	(0.11)	0.12	0.23	—	—	0.23	8.93	1.27	1.95	1.77	1.77	2.59	9,658	89
03-31-21	8.00	0.23	*	1.03	1.26	0.22	—	—	0.22	9.04	15.83	2.09	1.88	1.88	2.59	14,914	60
03-31-20	9.59	0.38		(1.58)	(1.20)	0.39	—	—	0.39	8.00	(13.00)	1.93	1.85	1.85	4.12	20,446	52
03-31-19	9.87	0.38	*	(0.28)	0.10	0.38	—	—	0.38	9.59	1.04	1.89	1.80	1.80	3.93	39,455	58
03-31-18	9.93	0.28		(0.04)	0.24	0.28	—	0.02	0.30	9.87	2.42	1.88	1.77	1.77	2.85	45,848	82
Class I
09-30-22+	8.94	0.22	*	(0.74)	(0.52)	0.21	—	—	0.21	8.21	(5.87)	0.87	0.79	0.79	5.12	134,660	15
03-31-22	9.04	0.33	*	(0.11)	0.22	0.32	—	—	0.32	8.94	2.41	0.85	0.77	0.77	3.60	225,339	89
03-31-21	8.00	0.31	*	1.03	1.34	0.30	—	—	0.30	9.04	16.97	1.00	0.88	0.88	3.61	235,804	60
03-31-20	9.59	0.48		(1.58)	(1.10)	0.49	—	—	0.49	8.00	(12.12)	0.88	0.85	0.85	5.15	427,504	52
03-31-19	9.87	0.48		(0.28)	0.20	0.48	—	—	0.48	9.59	2.07	0.80	0.80	0.80	4.93	1,160,464	58
03-31-18	9.93	0.38	*	(0.04)	0.34	0.38	—	0.02	0.40	9.87	3.46	0.75	0.75	0.75	3.89	1,338,826	82
Class P
09-30-22+	8.90	0.24	*	(0.72)	(0.48)	0.24	—	—	0.24	8.18	(5.46)	0.84	0.20	0.20	5.68	51,450	15
03-31-22	9.02	0.38	*	(0.12)	0.26	0.38	—	—	0.38	8.90	2.88	0.82	0.18	0.18	4.18	86,233	89
03-31-21	7.99	0.37	*	1.03	1.40	0.37	—	—	0.37	9.02	17.72	0.96	0.29	0.29	4.19	95,986	60
03-31-20	9.58	0.53	*	(1.56)	(1.03)	0.56	—	—	0.56	7.99	(11.52)	0.85	0.20	0.20	5.70	122,016	52
03-31-19	9.86	0.55		(0.29)	0.26	0.54	—	—	0.54	9.58	2.75	0.77	0.12	0.12	5.65	53,416	58
03-31-18	9.92	0.45		(0.05)	0.40	0.44	—	0.02	0.46	9.86	4.15	0.74	0.09	0.09	4.56	42,522	82
Class R
09-30-22+	8.92	0.20	*	(0.73)	(0.53)	0.19	—	—	0.19	8.20	(6.00)	1.46	1.29	1.29	4.70	98,861	15
03-31-22	9.03	0.28	*	(0.12)	0.16	0.27	—	—	0.27	8.92	1.78	1.45	1.27	1.27	3.12	109,837	89
03-31-21	7.99	0.27	*	1.03	1.30	0.26	—	—	0.26	9.03	16.42	1.59	1.38	1.38	3.08	91,934	60
03-31-20	9.58	0.43		(1.58)	(1.15)	0.44	—	—	0.44	7.99	(12.57)	1.43	1.35	1.35	4.60	99,774	52
03-31-19	9.85	0.44	*	(0.28)	0.16	0.43	—	—	0.43	9.58	1.65	1.39	1.30	1.30	4.48	139,026	58
03-31-18	9.91	0.33		(0.04)	0.29	0.33	—	0.02	0.35	9.85	2.94	1.38	1.27	1.27	3.36	118,071	82
Class W
09-30-22+	8.95	0.23	*	(0.74)	(0.51)	0.21	—	—	0.21	8.23	(5.75)	0.96	0.79	0.79	5.22	12,571	15
03-31-22	9.06	0.33	*	(0.12)	0.21	0.32	—	—	0.32	8.95	2.29	0.95	0.77	0.77	3.62	12,984	89
03-31-21	8.01	0.32	*	1.03	1.35	0.30	—	—	0.30	9.06	17.08	1.09	0.88	0.88	3.69	11,426	60
03-31-20	9.60	0.48		(1.58)	(1.10)	0.49	—	—	0.49	8.01	(12.10)	0.93	0.85	0.85	5.11	35,543	52
03-31-19	9.89	0.46	*	(0.27)	0.19	0.48	—	—	0.48	9.60	1.96	0.89	0.80	0.80	4.60	52,642	58
03-31-18	9.95	0.38	*	(0.04)	0.34	0.38	—	0.02	0.40	9.89	3.46	0.88	0.77	0.77	3.88	557,067	82

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
*	Calculated using average number of shares outstanding throughout the period.
+	Unaudited

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of seven separately managed series. This report is for Voya Floating Rate Fund (“Floating Rate” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class P, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees, shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or

7

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1—quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2—inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3—unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the lives of the respective loans. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original loan agreement and are recognized when received. Amendment fees and other fees earned are reported as other income on the Statement of Operations.

8

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

D.  When-Issued and Delayed-Delivery Transactions. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the loans. Interest income on such loans is not accrued until settlement date.

E.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

H.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management believes based on experience, the risk of loss from such claims is considered remote.

9

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENTS

For the period ended September 30, 2022, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $65,814,926 and $178,958,466, respectively.

The loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.650% on the first $300 million; 0.625% on the next $200 million; and 0.600% thereafter, of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund through August 1, 2023. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund (except Class I, Class P, and Class W) has a distribution and/or distribution and service plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, the Fund has a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of the Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C	Class R
0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended September 30, 2022, the Distributor retained the following amounts:

	Class A	Class C
Initial Sales Charges	$1,605	$—
Contingent Deferred Sales Charges	—	626

NOTE 6 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund, the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the levels listed below:

Maximum Operating Expense Limit(1)
(as a percentage of average daily net assets)

Class A — 1.00%
Class C — 1.75%
Class I — 0.75%
Class P — 0.15%
Class R — 1.25%
Class W — 0.75%

(1).	Pursuant to a side letter agreement through August 1, 2023, the Investment Adviser has further lowered expenses to 0.95%, 1.70%, 0.70%, 1.20% and 0.70% for Class A, Class C, Class I, Class R and Class W, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from

10

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 6 — EXPENSE LIMITATION AGREEMENT (continued)

the Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of September 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

September 30,
2023	2024	2025	Total
$488,283	$241,148	$—	$729,431

As of September 30, 2022, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	September 30,
	2023	2024	2025	Total
Class A	$39,953	$9,231	$—	$49,184
Class C	18,022	4,208	—	22,230
Class R	84,449	21,704	—	106,153
Class W	22,539	3,064	—	25,603

The amounts subject to possible recoupment listed in the tables above were waived or reimbursed prior to January 1, 2021, which was the effective date of the non-recoupable side letter agreement.

The Expense Limitation Agreement is contractual through August 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective May 25, 2022, the Fund has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with State Street Bank and Trust Company (“SSB”) for an aggregate amount of $100,000,000, through May 24, 2023. The proceeds may be used only: (1) for cash management purposes; or (2) to temporarily finance the redemption of shares of an investor in the Fund. The Fund pays a commitment fee equal to 0.15%

per annum on the daily unused portion of the committed line amount payable quarterly in arrears and a structuring fee of $164,470, which is expensed over a year. Prior to May 25, 2022, the aggregate amount was $100,000,000 and the commitment fee was equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears through May 25, 2022. Generally, borrowings under the Credit Agreement accrue interest at the higher of the federal funds rate and the overnight bank funding rate, plus a specified margin and 0.10%. Repayments generally must be made within 45 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended September 30, 2022, as below:

Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
43	$10,381,395	1.08%

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At September 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc., or affiliated investment company owned more than 5% of the Fund:

Subsidiary/Affiliated Investment Company	Percentage
Voya Balanced Income Portfolio	5.32%
Voya Institutional Trust Company	30.48
Voya Investment Management Co. LLC	6.94

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended September 30, 2022, the per account fees for affiliated recordkeeping services paid by the Fund were $72,006.

The Fund may engage in purchase and sale transactions with funds that have a common investment adviser (or

11

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

affiliated investment adviser), a common sub-adviser and/or common officers or trustees. These interfund transactions are made pursuant to Rule 17a-7 under the1940 Act and in accordance with the “Rule 17a-7 Policy” adopted by the Board. For the period ended September 30, 2022, the Fund engaged in such transactions amounting to $2,038,561 in purchases and $4,937,472 in sales, resulting in a net realized loss of $(151,900).

NOTE 9 — UNFUNDED LOAN COMMITMENTS

The Fund may enter into credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

Funded and unfunded portions of the credit agreements are presented within the Portfolio of Investments. At

September 30, 2022 the Fund had the following unfunded loan commitments:

Unfunded Loan Commitment
Athenahealth, Inc. 2022 Delayed Draw Term Loan	$250,000
Dessert Holdings Inc., Delayed Draw Term Loan	101,053
ENC Holding Corporation Delayed Draw Term Loan	55,918
IPS Corporation 2021 Delayed Draw Term Loan	106,667
Refficiency Holdings LLC 2021 Delayed Draw Term Loan	45,136
Service Logic Acquisition, Inc Delayed Draw Term Loan	15,517
Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan	43,207
VT Topco, Inc. 2021 Delayed Draw Term Loan	6,035
$623,533

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class A
09-30-22	412,244	99,074	(910,269)	(398,951)	3,574,292	841,298	(7,813,121)	(3,397,531)
03-31-22	2,807,222	166,299	(2,645,969)	327,552	25,486,720	1,504,356	(23,735,826)	3,255,250
Class C
09-30-22	135,401	17,775	(307,525)	(154,349)	1,168,765	150,863	(2,659,059)	(1,339,431)
03-31-22	286,932	30,341	(885,874)	(568,601)	2,593,297	274,709	(8,030,902)	(5,162,896)
Class I
09-30-22	3,149,770	550,751	(12,525,093)	(8,824,572)	27,181,821	4,681,459	(106,855,329)	(74,992,049)
03-31-22	11,313,808	858,414	(13,035,476)	(863,254)	102,408,364	7,767,659	(117,079,536)	(6,903,513)
Class P
09-30-22	—	255,362	(3,652,794)	(3,397,432)	—	2,164,125	(31,025,293)	(28,861,168)
03-31-22	4,017,588	518,285	(5,493,305)	(957,432)	36,364,970	4,674,700	(49,120,082)	(8,080,412)
Class R
09-30-22	1,425,382	275,823	(1,958,521)	(257,316)	12,355,208	2,336,598	(16,703,055)	(2,011,249)
03-31-22	3,100,886	324,372	(1,296,530)	2,128,728	28,008,280	2,930,129	(11,715,549)	19,222,860
Class W
09-30-22	270,540	37,083	(230,508)	77,115	2,361,528	315,310	(1,973,706)	703,132
03-31-22	585,613	45,293	(441,949)	188,957	5,303,817	410,529	(4,000,706)	1,713,640

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include capital loss carryforwards and wash sale deferrals.

12

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends to shareholders was as follows:

Year Ended March 31, 2022	Year Ended March 31, 2021
Ordinary Income	Ordinary Income
$18,191,214	$20,148,060

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2022 were:

Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards				Total Distributable
Income	(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
$1,248,810	$(7,850,822)	$(38,551,513)	Short-term	None	$(53,773)	$(193,407,254)
		(148,199,956)	Long-term	None
$(186,751,469)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of September 30, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.

NOTE 13 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading

13

NOTES TO FINANCIAL STATEMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

NOTE 13 — MARKET DISRUPTION (continued)

suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural andenvironmental disasters and systemic market dislocations are also highly disruptive to economies and markets.

In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on

Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — SUBSEQUENT EVENTS

Dividends. Subsequent to September 30, 2022, the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0413	November 1, 2022	Daily
Class C	$0.0361	November 1, 2022	Daily
Class I	$0.0431	November 1, 2022	Daily
Class P	$0.0478	November 1, 2022	Daily
Class R	$0.0396	November 1, 2022	Daily
Class W	$0.0431	November 1, 2022	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

14

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: 92.2%
		Aerospace & Defense: 1.3%
772,375		ADS Tactical, Inc. 2021 Term Loan B, 8.802%, (US0001M + 5.750%), 03/19/26	$710,585	0.2
1,958,748		Geo Group, Inc. (The) 2022 Tranche 1 Term Loan, 10.240%, 03/23/27	1,943,244	0.6
1,767,872		Peraton Corp. Term Loan B, 6.865%, (US0001M + 3.750%), 02/01/28	1,680,142	0.5
233,251		Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 6.865%, (US0001M + 3.750%), 12/06/28	227,420	0.0
			4,561,391	1.3

		Air Transport: 0.6%
2,231,156		United Airlines, Inc. 2021 Term Loan B, 6.533%, (US0003M + 3.750%), 04/21/28	2,138,772	0.6

		Automotive: 3.5%
840,068		Autokiniton US Holdings, Inc. 2021 Term Loan B, 7.185%, (US0001M + 4.500%), 04/06/28	776,012	0.2
316,375		Avis Budget Car Rental, LLC 2022 Term Loan C, 6.634%, (TSFR1M + 3.500%), 03/16/29	305,565	0.1
500,000	(1),(2)	Bright Bidco B.V. 2018 Term Loan B, 4.970%, (US0003M + 3.500%), 06/30/24	169,375	0.1
1,077,155		Dealer Tire, LLC 2020 Term Loan B, 7.364%, (US0001M + 4.250%), 12/12/25	1,052,919	0.3
777,720		Gates Global LLC 2021 Term Loan B3, 5.615%, (US0001M + 2.500%), 03/31/27	749,597	0.2
906,739		Hertz Corporation, (The) 2021 Term Loan B, 6.363%, (US0001M + 3.250%), 06/30/28	859,890	0.3
173,048		Hertz Corporation, (The) 2021 Term Loan C, 6.365%, (US0001M + 3.250%), 06/30/28	164,108	0.0
701,988		Holley Purchaser, Inc. 2021 Term Loan, 6.771%, (US0003M + 3.750%), 11/17/28	643,639	0.2
448,689		IXS Holdings, Inc. 2020 Term Loan B, 6.000%, (US0003M + 5.000%), 03/05/27	360,634	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Automotive: (continued)
1,360,904	Les Schwab Tire Centers Term Loan B, 6.580%, (US0003M + 3.250%), 11/02/27	$1,303,065	0.4
733,234	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 6.115%, (US0001M + 3.000%), 05/14/26	709,117	0.2
425,000	RC Buyer, Inc. 2021 2nd Lien Term Loan, 10.174%, 07/30/29	388,875	0.1
488,813	RC Buyer, Inc. 2021 Term Loan, 7.174%, (US0003M + 3.500%), 07/28/28	469,260	0.1
791,774	Tenneco, Inc. 2018 Term Loan B, 6.113%, (US0001M + 3.000%), 10/01/25	779,897	0.2
1,252,811	Truck Hero, Inc. 2021 Term Loan B, 6.615%, (US0001M + 3.500%), 01/31/28	1,097,253	0.3
974,937	Wand NewCo 3, Inc. 2020 Term Loan, 6.115%, (US0001M + 3.000%), 02/05/26	906,692	0.3
1,613,700	Wheel Pros, LLC 2021 Term Loan, 7.552%, (US0001M + 4.500%), 05/11/28	1,198,605	0.4
		11,934,503	3.5

	Basic Materials: 0.4%
70,000	Avient Corp. 2022 Term Loan B6 1L, 6.292%, 08/29/29	69,934	0.0
400,000	Discovery Purchaser Corporation Term Loan, 6.897%, (TSFR1M + 4.375%), 08/04/29	373,250	0.1
975,000	Iris Holdings, Inc. 2022 Term Loan 1L, 7.272%, (TSFR1M + 4.750%), 06/28/28	900,250	0.3
		1,343,434	0.4

	Beverage & Tobacco: 0.5%
365,000	Naked Juice LLC 2nd Lien Term Loan, 9.653%, (SOFRRATE + 6.000%), 01/24/30	335,800	0.1
613,463	Naked Juice LLC Term Loan, 6.903%, (SOFRRATE + 3.250%), 01/24/29	564,386	0.2
952,858	Triton Water Holdings, Inc Term Loan, 7.174%, (US0003M + 3.500%), 03/31/28	856,381	0.2
		1,756,567	0.5

See Accompanying Notes to Financial Statements

15

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Brokers, Dealers & Investment Houses: 0.3%
1,097,143		Forest City Enterprises, L.P. 2019 Term Loan B, 6.615%, (US0001M + 3.500%), 12/08/25	$1,073,632	0.3

		Building & Development: 4.5%
493,750		ACProducts, Inc. 2021 Term Loan B, 7.325%, (US0006M + 4.250%), 05/17/28	364,846	0.1
366,300		Aegion Corporation Term Loan, 7.865%, (US0001M + 4.750%), 05/17/28	337,911	0.1
1,238,725		Applecaramel Buyer, LLC Term Loan B, 6.784%, (TSFR1M + 3.750%), 10/19/27	1,163,369	0.3
1,228,825		Chamberlain Group Inc Term Loan B, 6.615%, (US0001M + 3.500%), 11/03/28	1,121,303	0.3
1,482,660		Cornerstone Building Brands, Inc. 2021 Term Loan B, 6.068%, (US0001M + 3.250%), 04/12/28	1,228,013	0.4
948,818		CP Atlas Buyer, Inc. 2021 Term Loan B, 6.615%, (US0001M + 3.500%), 11/23/27	831,270	0.3
1,192,374		Empire Today, LLC 2021 Term Loan B, 7.685%, (US0001M + 5.000%), 04/03/28	953,995	0.3
690,490		Foley Products Company, LLC 2021 Term Loan, 8.453%, (SOFRRATE + 4.750%), 12/29/28	663,446	0.2
854,187		Foundation Building Materials Holding Company LLC 2021 Term Loan, 6.056%, (US0003M + 3.250%), 01/31/28	773,574	0.2
106,667	(3)	IPS Corporation 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.500%), 10/02/28	100,133	0.0
530,667		IPS Corporation 2021 Term Loan, 6.615%, (US0001M + 3.500%), 10/02/28	498,163	0.2
272,236		Kodiak Building Partners Inc. Term Loan B, 6.924%, (US0003M + 3.250%), 03/12/28	250,231	0.1
519,797		Latham Pool Products, Inc. 2022 Term Loan B, 6.681%, (SOFRRATE + 3.750%), 02/23/29	478,213	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Building & Development: (continued)
2,027,696	LBM Acquisition LLC Term Loan B, 7.121%, (US0006M + 3.750%), 12/17/27	$1,779,810	0.5
915,400	Leaf Home Solutions LLC 2022 Term Loan B, 7.740%, (SOFRRATE + 4.750%), 02/16/29	748,340	0.2
549,294	Northstar Group Services, INC. 2020 Term Loan B, 8.613%, (US0001M + 5.500%), 11/12/26	538,309	0.2
998,120	Quikrete Holdings, Inc. 2021 Term Loan B1, 6.115%, (US0001M + 3.000%), 06/11/28	963,186	0.3
768,075	Smyrna Ready Mix Concrete, LLC Term Loan B, 7.285%, (TSFR1M + 4.250%), 04/02/29	735,432	0.2
1,194,000	Specialty Building Products Holdings, LLC 2021 Term Loan B, 6.802%, (US0001M + 3.750%), 10/15/28	1,080,818	0.3
625,611	Standard Industries Inc. 2021 Term Loan B, 6.675%, (US0006M + 2.500%), 09/22/28	608,720	0.2
		15,219,082	4.5

	Business Equipment & Services: 7.8%
525,103	24-7 Intouch Inc 2018 Term Loan, 7.865%, (US0001M + 4.750%), 08/25/25	502,786	0.1
495,000	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 6.784%, (US0001M + 3.750%), 05/12/28	436,605	0.1
724,525	Anticimex International AB 2021 USD Incremental Term Loan, 7.070%, (US0003M + 4.000%), 11/16/28	692,827	0.2
377,150	Anticimex International AB 2021 USD Term Loan B1, 6.570%, (US0003M + 3.500%), 11/16/28	358,293	0.1
1,111,258	APX Group, Inc. 2021 Term Loan B, 6.250%, (US0001M + 3.250%), 07/10/28	1,051,064	0.3
1,002,425	Ascend Learning, LLC 2021 Term Loan, 6.615%, (US0001M + 3.500%), 12/11/28	927,870	0.3
874,555	Atlas CC Acquisition Corp Term Loan B, 7.320%, (US0003M + 4.250%), 05/25/28	766,328	0.2

See Accompanying Notes to Financial Statements

16

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Business Equipment & Services: (continued)
177,875	Atlas CC Acquisition Corp Term Loan C, 7.320%, (US0003M + 4.250%), 05/25/28	$155,863	0.0
618,422	Belfor Holdings Inc. 2022 Incremental Term Loan, 7.240%, (SOFRRATE + 4.250%), 04/06/26	609,146	0.2
1,146,078	Belfor Holdings Inc. Term Loan B, 7.113%, (US0001M + 4.000%), 04/06/26	1,126,021	0.3
225,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 9.865%, (US0001M + 6.750%), 03/30/29	211,008	0.1
571,608	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 6.865%, (US0001M + 3.750%), 03/31/28	534,311	0.2
596,868	Endure Digital Inc. Term Loan, 6.185%, (US0001M + 3.500%), 02/10/28	507,338	0.1
817,959	Ensono, LP 2021 Term Loan, 6.865%, (US0001M + 3.750%), 05/26/28	725,939	0.2
805,950	EP Purchaser, LLC 2021 Term Loan B, 7.174%, (US0003M + 3.500%), 11/06/28	788,656	0.2
93,434	First Advantage Holdings, LLC 2021 Term Loan B, 5.865%, (US0001M + 2.750%), 01/31/27	90,748	0.0
239,941	Garda World Security Corporation 2022 Term Loan B, 7.050%, (SOFRRATE + 4.250%), 02/01/29	224,270	0.1
992,461	Gloves Buyer, Inc. 2021 Term Loan, 7.115%, (US0001M + 4.000%), 12/29/27	913,064	0.3
985,025	Indy US Bidco, LLC 2021 USD Term Loan, 6.865%, (US0001M + 3.750%), 03/05/28	889,806	0.3
761,044	Intrado Corporation 2017 Term Loan, 7.115%, (US0001M + 4.000%), 10/10/24	656,537	0.2
814,688	ION Trading Finance Limited 2021 USD Term Loan, 8.424%, (US0003M + 4.750%), 04/03/28	758,474	0.2
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Business Equipment & Services: (continued)
841,684		KUEHG Corp. 2018 Incremental Term Loan, 6.865%, (US0001M + 3.750%), 02/21/25	$797,758	0.2
1,078,711		Milano Acquisition Corp Term Loan B, 7.674%, (US0003M + 4.000%), 10/01/27	1,031,068	0.3
737,297		Paysafe Holdings (US) Corp USD Term Loan B1, 5.865%, (US0001M + 2.750%), 06/28/28	646,978	0.2
769,188		PECF USS Intermediate Holding III Corporation Term Loan B, 7.365%, (US0001M + 4.250%), 12/15/28	660,059	0.2
100,000		Pre-Paid Legal Services, Inc. 2021 2nd Lien Term Loan, 10.070%, (US0003M + 7.000%), 12/14/29	94,500	0.0
545,358		Pre-Paid Legal Services, Inc. 2021 Term Loan, 6.820%, (US0003M + 3.750%), 12/15/28	519,284	0.2
48,428	(3)	Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 6.865%, (US0001M + 3.750%), 12/16/27	46,733	0.0
247,489		Refficiency Holdings LLC 2021 Term Loan, 6.865%, (US0001M + 3.750%), 12/16/27	238,827	0.1
1,488,281		Research Now Group, Inc. 2017 1st Lien Term Loan, 8.841%, (US0006M + 5.500%), 12/20/24	1,347,639	0.4
488,335		Rockwood Service Corporation 2020 Term Loan, 7.365%, (US0001M + 4.250%), 01/23/27	476,127	0.1
250,000		Sandvine Corporation 2018 1st Lien Term Loan, 8.174%, (US0003M + 4.500%), 10/31/25	243,750	0.1
19,096	(3)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 6.979%, (US0001M + 4.000%), 10/29/27	17,974	0.0
721,321		Service Logic Acquisition, Inc Term Loan, 6.801%, (US0003M + 4.000%), 10/29/27	681,648	0.2
1,121,163		Skopima Merger Sub Inc. Term Loan B, 7.115%, (US0001M + 4.000%), 05/12/28	1,045,484	0.3

See Accompanying Notes to Financial Statements

17

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Business Equipment & Services: (continued)
1,320,067		Staples, Inc. 7 Year Term Loan, 7.782%, (US0003M + 5.000%), 04/16/26	$1,161,659	0.3
552,407		Turing Midco LLC 2021 Term Loan B, 5.865%, (US0001M + 2.750%), 03/23/28	539,978	0.2
992,268		Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.997%, (US0003M + 4.000%), 08/20/25	888,700	0.3
992,377		Verscend Holding Corp. 2021 Term Loan B, 7.115%, (US0001M + 4.000%), 08/27/25	968,394	0.3
409,443		VM Consolidated, Inc. 2021 Term Loan B, 6.127%, (US0006M + 3.250%), 03/24/28	400,572	0.1
13,462	(3)	VT Topco, Inc. 2021 Delayed Draw Term Loan, 6.865%, (US0001M + 3.750%), 08/01/25	12,957	0.0
201,574		VT Topco, Inc. 2021 Incremental Term Loan, 6.865%, (US0001M + 3.750%), 08/01/25	194,015	0.1
2,258,523		Yak Access, LLC 2018 1st Lien Term Loan B, 8.070%, (US0003M + 5.000%), 07/11/25	1,379,957	0.4
970,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 13.641%, (US0003M + 10.000%), 07/10/26	332,225	0.1
			26,653,240	7.8

		Cable & Satellite Television: 2.3%
666,650		Cogeco Financing 2 LP 2021 Incremental Term Loan B, 5.615%, (US0001M + 2.500%), 09/01/28	645,817	0.2
981,682		CSC Holdings LLC, 5.068%, (US0001M + 2.250%), 07/17/25	940,574	0.3
1,488,550		CSC Holdings, LLC 2019 Term Loan B5, 5.318%, (US0001M + 2.500%), 04/15/27	1,396,755	0.4
1,751,440		DirecTV Financing, LLC Term Loan, 8.115%, (US0001M + 5.000%), 08/02/27	1,636,229	0.5
2,479,765		Telesat Canada Term Loan B5, 5.870%, (US0001M + 2.750%), 12/07/26	1,496,848	0.4
750,000		UPC Financing Partnership 2021 USD Term Loan AX, 5.743%, (US0001M + 2.925%), 01/31/29	718,125	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Cable & Satellite Television: (continued)
750,000	Virgin Media Bristol LLC 2020 USD Term Loan Q, 6.068%, (US0001M + 3.250%), 01/31/29	$728,036	0.2
436,700	WideOpenWest Finance LLC 2021 Term Loan B, 6.490%, (TSFR1M + 3.000%), 12/20/28	425,783	0.1
		7,988,167	2.3

	Chemicals & Plastics: 2.5%
338,590	Avantor Funding, Inc. 2021 Term Loan B5, 5.365%, (US0001M + 2.250%), 11/08/27	331,042	0.1
410,000	Hexion Holdings Corporation 2022 USD 2nd Lien Term Loan, 10.556%, (SOFRRATE + 7.438%), 03/15/30	338,250	0.1
222,984	Hexion Holdings Corporation 2022 USD Term Loan, 7.413%, (SOFRRATE + 4.500%), 03/15/29	191,321	0.1
682,963	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 5.865%, (US0001M + 2.750%), 01/29/26	638,570	0.2
711,425	Ineos US Finance LLC 2021 USD Term Loan B, 5.615%, (US0001M + 2.500%), 11/08/28	672,297	0.2
414,774	Lonza Group AG USD Term Loan B, 7.674%, (US0003M + 4.000%), 07/03/28	373,037	0.1
497,500	LSF11 A5 Holdco LLC Term Loan, 6.649%, (SOFRRATE + 3.500%), 10/15/28	466,717	0.1
190,000	NIC Acquisition Corp. Second Lien Term Loan, 11.424%, (US0003M + 7.750%), 12/29/28	148,200	0.0
1,265,438	Olympus Water US Holding Corporation 2021 USD Term Loan B, 7.424%, (US0003M + 3.750%), 11/09/28	1,157,084	0.3
1,650,000	PMHC II, Inc. 2022 Term Loan B, 6.977%, (TSFR1M + 4.250%), 04/23/29	1,337,188	0.4
1,910,910	Polar US Borrower, LLC 2018 1st Lien Term Loan, 7.205%, (US0003M + 4.750%), 10/15/25	1,559,780	0.5
305,350	Potters Industries, LLC Term Loan B, 7.674%, (US0003M + 4.000%), 12/14/27	291,609	0.1

See Accompanying Notes to Financial Statements

18

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Chemicals & Plastics: (continued)
657,966	Sparta U.S. HoldCo LLC 2021 Term Loan, 5.803%, (US0001M + 3.250%), 08/02/28	$625,067	0.2
425,926	Trinseo Materials Operating S.C.A. 2018 Term Loan, 4.077%, (US0003M + 2.000%), 09/06/24	411,019	0.1
		8,541,181	2.5

	Clothing/Textiles: 0.5%
703,238	ABG Intermediate Holdings 2 LLC 2021 Term Loan B1, 6.634%, (SOFRRATE + 3.600%), 12/21/28	674,229	0.2
987,500	Crocs Inc Term Loan B, 6.480%, (SOFRRATE + 3.500%), 02/20/29	934,216	0.3
		1,608,445	0.5

	Communications: 0.4%
333,333	Charter Communications Operating, LLC 2019 Term Loan B2, 1.880%, (US0003M + 1.750%), 02/01/27	321,369	0.1
1,276,800	Maxar Technologies, Inc. 2022 Term Loan B 1L, 5.936%, (TSFR1M + 4.250%), 06/14/29	1,202,852	0.3
		1,524,221	0.4

	Consumer, Cyclical: 0.9%
880,000	BBB Industries LLC 2022 TERM LOAN, 7.772%, (TSFR1M + 5.250%), 07/25/29	813,450	0.2
510,000	Flutter Entertainment 2022 Term Loan B 1L, 6.292%, 09/16/28	498,616	0.2
496,082	MOTION FINCO SARL USD TERM LOAN B1, 6.924%, (US0003M + 3.250%), 11/12/26	454,846	0.1
369,075	Penn National Gaming, Inc. 2022 Term Loan B 1L, 3.831%, (TSFR1M + 2.750%), 05/03/29	355,581	0.1
300,000	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 7.115%, (US0001M + 4.000%), 05/22/24	283,500	0.1
560,000	WMG Acquisition Corp. 2022 Term Loan 1L, 6.042%, (TSFR1M + 3.000%), 01/20/28	547,400	0.2
		2,953,393	0.9
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Consumer, Non-cyclical: 1.8%
882,788	Bausch + Lomb Corp. 1st Lien Term Loan B, 4.331%, (TSFR1M + 3.250%), 05/10/27	$822,279	0.2
1,229,745	CoreLogic, Inc. TL B 1L, 6.625%, (US0001M + 3.500%), 06/02/28	932,556	0.3
645,000	Corgi Bidco, Inc. 2022 Term Loan 1L, 8.042%, 09/20/29	605,494	0.2
275,000	Corporation Service Company Term Loan B, 6.292%, 08/31/29	268,812	0.1
1,229,144	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.285%, (US0003M + 6.000%), 10/01/24	990,998	0.3
775,000	Sabre GLBL, Inc. 2022 Term Loan B2 1L, 8.042%, (TSFR1M + 5.000%), 06/30/28	716,875	0.2
960,000	SUNSHINE INVESTMENTS B V 2022 USD TERM LOAN, 5.331%, (TSFR1M + 4.250%), 07/12/29	920,400	0.3
890,000	Syniverse Holdings LLC/DE 1st Lien Term Loan, 1.405%, (TSFR3M + 1.000%), 05/13/27	767,625	0.2
		6,025,039	1.8

	Containers & Glass Products: 3.6%
1,428,250	Altium Packaging LLC 2021 Term Loan B, 5.865%, (US0001M + 2.750%), 02/03/28	1,330,058	0.4
1,228,244	BWAY Holding Company 2017 Term Loan B, 5.814%, (US0003M + 3.250%), 04/03/24	1,148,408	0.3
938,133	Charter NEX US, Inc. 2021 Term Loan, 6.556%, (US0003M + 3.750%), 12/01/27	891,058	0.3
907,725	Clydesdale Acquisition Holdings Inc Term Loan B, 7.309%, (TSFR1M + 4.175%), 04/13/29	858,772	0.2
712,685	Plastipak Packaging, Inc. 2021 Term Loan B, 5.625%, (US0001M + 2.500%), 12/01/28	691,527	0.2
720,651	Plaze, Inc. 2020 Incremental Term Loan, 6.865%, (US0001M + 3.750%), 08/03/26	691,825	0.2
1,334,913	Pretium PKG Holdings, Inc. 2021 1st Lien Term Loan, 7.181%, (US0003M + 4.000%), 10/02/28	1,208,096	0.4

See Accompanying Notes to Financial Statements

19

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Containers & Glass Products: (continued)
280,000		Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 9.473%, (US0003M + 6.750%), 10/01/29	$241,500	0.1
1,035,090		Pro Mach Group, Inc. 2021 Term Loan B, 7.142%, (US0001M + 4.000%), 08/31/28	989,546	0.3
3,144		Proampac PG Borrower LLC 2020 Term Loan, 6.356%, (US0003M + 3.750%), 11/03/25	2,949	0.0
621,178		Reynolds Group Holdings Inc. 2021 Term Loan B, 6.615%, (US0001M + 3.500%), 09/24/28	596,176	0.2
1,250,000		Titan Acquisition Limited 2018 Term Loan B, 5.499%, (US0003M + 3.000%), 03/28/25	1,128,385	0.3
351,423		Tosca Services, LLC 2021 Term Loan, 6.649%, (US0001M + 3.500%), 08/18/27	312,767	0.1
645,100		TricorBraun Holdings, Inc. 2021 Term Loan, 6.365%, (US0001M + 3.250%), 03/03/28	607,806	0.2
115,487	(3)	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 7.674%, (US0003M + 4.000%), 09/15/28	109,857	0.0
810,662		Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 7.674%, (US0003M + 4.000%), 09/15/28	771,143	0.2
492,525		Valcour Packaging LLC 2021 1st Lien Term Loan, 5.220%, (US0006M + 3.750%), 10/04/28	451,892	0.1
300,000		Valcour Packaging LLC 2021 2nd Lien Term Loan, 8.470%, (US0003M + 7.000%), 10/04/29	252,000	0.1
			12,283,765	3.6

		Cosmetics/Toiletries: 0.6%
2,148,462		Anastasia Parent, LLC 2018 Term Loan B, 7.424%, (US0003M + 3.750%), 08/11/25	1,713,398	0.5
268,027		Olaplex, Inc 2022 Term Loan, 6.391%, (SOFRRATE + 3.750%), 02/23/29	259,316	0.1
			1,972,714	0.6
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Drugs: 0.7%
984,489	Amneal Pharmaceuticals LLC 2018 Term Loan B, 6.903%, (US0001M + 3.500%), 05/04/25	$822,049	0.2
441,663	ANI Pharmaceuticals, Inc Term Loan B, 9.115%, (US0001M + 6.000%), 04/27/28	422,892	0.1
1,222,061	Jazz Financing Lux S.a.r.l. USD Term Loan, 6.615%, (US0001M + 3.500%), 05/05/28	1,183,107	0.4
		2,428,048	0.7

	Ecological Services & Equipment: 0.4%
714,600	Clean Harbors Inc. 2021 Incremental Term Loan B, 5.115%, (US0001M + 2.000%), 10/08/28	711,206	0.2
735,688	Denali Water Solutions Term Loan B, 7.924%, (US0003M + 4.250%), 03/27/28	606,942	0.2
		1,318,148	0.4

	Electronics/Electrical: 10.0%
398,956	ABC Financial Services, Inc. 1st Lien Term Loan, 7.365%, (US0001M + 4.250%), 01/02/25	379,008	0.1
535,000	Altar Bidco, Inc. 2021 2nd Lien Term Loan, 7.355%, (TSFR1M + 5.600%), 02/01/30	474,367	0.1
980,075	Altar Bidco, Inc. 2021 Term Loan, 5.506%, (SOFRRATE + 3.100%), 02/01/29	920,045	0.3
1,667,250	AP Core Holdings II, LLC Amortization Term Loan B1, 8.615%, (US0001M + 5.500%), 09/01/27	1,550,542	0.5
293,155	AP Core Holdings II, LLC High-Yield Term Loan B2, 8.615%, (US0001M + 5.500%), 09/01/27	274,008	0.1
478,938	Atlas Purchaser, Inc. 2021 Term Loan, 8.117%, (US0003M + 5.250%), 05/08/28	379,159	0.1
992,268	CentralSquare Technologies, LLC 2018 1st Lien Term Loan, 7.424%, (US0003M + 3.750%), 08/29/25	871,707	0.3
884,303	Cloudera, Inc. 2021 Term Loan, 6.865%, (US0001M + 3.750%), 10/08/28	785,924	0.2
401,963	ConnectWise, LLC 2021 Term Loan B, 7.174%, (US0003M + 3.500%), 09/29/28	376,840	0.1

See Accompanying Notes to Financial Statements

20

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Electronics/Electrical: (continued)
390,147	Constant Contact Inc Term Loan, 6.423%, (US0003M + 4.000%), 02/10/28	$350,157	0.1
1,447,725	Cornerstone OnDemand, Inc. 2021 Term Loan, 6.865%, (US0001M + 3.750%), 10/16/28	1,223,328	0.4
648,375	Creation Technologies Inc. 2021 Term Loan, 7.785%, (US0003M + 5.500%), 10/05/28	541,393	0.2
772,848	Delta TopCo, Inc. 2020 Term Loan B, 6.832%, (US0003M + 3.750%), 12/01/27	702,326	0.2
435,431	EagleView Technology Corporation 2018 Add On Term Loan B, 7.174%, (US0003M + 3.500%), 08/14/25	397,330	0.1
1,480,598	Grab Holdings Inc Term Loan B, 7.620%, (US0001M + 4.500%), 01/29/26	1,396,081	0.4
795,429	Helios Software Holdings, Inc. 2021 USD Term Loan B, 7.453%, (TSFR1M + 3.750%), 03/11/28	755,160	0.2
1,376,939	Hyland Software, Inc. 2018 1st Lien Term Loan, 6.615%, (US0001M + 3.500%), 07/01/24	1,336,923	0.4
895,000	II-VI Incorporated 2022 Term Loan B, 5.314%, (US0001M + 2.750%), 07/02/29	868,896	0.3
464,254	Imperva, Inc. 1st Lien Term Loan, 6.921%, (US0003M + 4.000%), 01/12/26	394,616	0.1
1,368,871	Imperva, Inc. 2nd Lien Term Loan, 10.711%, (US0003M + 7.750%), 01/11/27	1,149,852	0.3
1,113,153	Informatica LLC 2021 USD Term Loan B, 5.875%, (US0001M + 2.750%), 10/27/28	1,081,614	0.3
402,250	Ingram Micro Inc. 2021 Term Loan B, 7.174%, (US0003M + 3.500%), 06/30/28	392,697	0.1
150,000	Ivanti Software, Inc. 2021 2nd Lien Term Loan, 10.332%, (US0003M + 7.250%), 12/01/28	113,625	0.0
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Electronics/Electrical: (continued)
256,100	Ivanti Software, Inc. 2021 Add On Term Loan B, 7.144%, (US0003M + 4.000%), 12/01/27	$199,971	0.1
2,354,343	Ivanti Software, Inc. 2021 Term Loan B, 7.332%, (US0003M + 4.250%), 12/01/27	1,847,178	0.5
2,157,405	LogMeIn, Inc. Term Loan B, 7.802%, (US0001M + 4.750%), 08/31/27	1,509,105	0.4
1,377,709	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 7.870%, (US0001M + 4.750%), 07/27/28	1,246,827	0.4
560,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 11.370%, (US0001M + 8.250%), 07/27/29	513,800	0.2
615,000	MH Sub I, LLC 2021 2nd Lien Term Loan, 9.282%, (TSFR1M + 6.250%), 02/23/29	580,663	0.2
781,075	Mitchell International, Inc. 2021 Term Loan B, 6.734%, (US0001M + 3.750%), 10/15/28	713,829	0.2
649,015	Optiv Security, Inc. 1st Lien Term Loan, 7.420%, (US0006M + 3.250%), 02/01/24	624,068	0.2
551,688	Panther Commercial Holdings L.P Term Loan, 7.306%, (US0003M + 4.500%), 01/07/28	510,311	0.2
345,466	Planview Parent, Inc. Term Loan, 7.674%, (US0003M + 4.000%), 12/17/27	329,633	0.1
992,500	Proofpoint, Inc. 1st Lien Term Loan, 6.320%, (US0003M + 3.250%), 08/31/28	934,315	0.3
610,000	Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 10.227%, (SOFRRATE + 7.500%), 02/01/30	367,525	0.1
1,480,118	Quest Software US Holdings Inc. 2022 Term Loan, 6.977%, (SOFRRATE + 4.250%), 02/01/29	1,103,921	0.3
1,583,332	Rackspace Technology Global, Inc. 2021 Term Loan B, 5.617%, (US0003M + 2.750%), 02/15/28	1,136,534	0.3

See Accompanying Notes to Financial Statements

21

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Electronics/Electrical: (continued)
1,685,293		Redstone Buyer LLC 2021 Term Loan, 7.533%, (US0003M + 4.750%), 04/27/28	$1,259,757	0.4
1,444,735	(4)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 8.660% (PIK Rate 2.000%, Cash Rate 7.000%), 12/07/26	565,253	0.2
866,417		SonicWall US Holdings Inc. 1st Lien Term Loan, 6.730%, (US0003M + 3.750%), 05/16/25	830,316	0.2
500,000		Symantec Corporation 2021 Term Loan B, 4.848%, (SOFRRATE + 2.000%), 09/12/29	481,250	0.1
41,223	(4)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 5.174% (PIK Rate 7.250%, Cash Rate 2.500%), 02/28/25	40,832	0.0
1,002,984	(4)	Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 8.674% (PIK Rate 1.750%, Cash Rate 0.000%), 05/29/26	708,984	0.2
498,744		Ultimate Software Group Inc (The) 2021 Term Loan, 5.535%, (US0003M + 3.250%), 05/04/26	473,027	0.1
1,084,117		Watlow Electric Manufacturing Company Term Loan B, 6.865%, (US0001M + 3.750%), 03/02/28	1,033,299	0.3
425,569		Xperi Corporation 2020 Term Loan B, 6.615%, (US0001M + 3.500%), 06/08/28	412,270	0.1
			34,138,266	10.0

		Energy: 0.1%
290,000		M6 ETX Holdings II Midco LLC 2022 Term Loan B 1L, 7.542%, (TSFR1M + 4.500%), 09/19/29	285,348	0.1

		Equipment Leasing: 0.4%
377,150		Albion Financing 3 SARL USD Term Loan, 8.009%, (US0003M + 5.250%), 08/17/26	358,057	0.1
996,300		Rent-A-Center, Inc. 2021 First Lien Term Loan B, 6.063%, (US0003M + 3.250%), 02/17/28	909,124	0.3
			1,267,181	0.4
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Financial: 0.5%
638,550	Acrisure, LLC 2021 Incremental Term Loan B, 6.865%, (US0001M + 3.750%), 02/15/27	$586,668	0.2
708,225	BLACKSTONE MORTGAGE TRUST, INC 2022 TERM LOAN B4, 2.686%, (TSFR1M + 1.000%), 05/09/29	679,896	0.2
287,944	Blucora, Inc. 2017 Term Loan B, 7.674%, (US0003M + 4.000%), 05/22/24	286,504	0.1
		1,553,068	0.5

	Financial Intermediaries: 3.5%
442,045	Advisor Group, Inc. 2021 Term Loan, 7.615%, (US0001M + 4.500%), 07/31/26	420,827	0.1
538,423	AllSpring Buyer LLC Term Loan B, 6.924%, (US0003M + 3.000%), 11/01/28	523,841	0.2
545,000	AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 8.813%, 08/02/29	490,500	0.1
769,197	AqGen Island Holdings, Inc. Term Loan, 7.188%, (US0003M + 3.500%), 08/02/28	701,893	0.2
737,550	Castlelake Aviation Limited Term Loan B, 6.043%, (US0003M + 2.750%), 10/22/26	713,810	0.2
1,729,422	Citadel Securities LP 2021 Term Loan B, 5.649%, (TSFR1M + 2.500%), 02/02/28	1,685,826	0.5
904,090	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 5.865%, (US0001M + 2.750%), 08/21/25	866,325	0.3
989,873	Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 6.797%, (TSFR1M + 3.750%), 04/09/27	940,999	0.3
1,484,962	Edelman Financial Center, LLC 2021 Term Loan B, 6.615%, (US0001M + 3.500%), 04/07/28	1,365,237	0.4
983,048	First Eagle Holdings, Inc. 2020 Term Loan B, 6.174%, (US0003M + 2.500%), 02/01/27	931,930	0.3
440,776	Focus Financial Partners, LLC 2021 Term Loan, 5.615%, (US0001M + 2.500%), 06/30/28	427,663	0.1

See Accompanying Notes to Financial Statements

22

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Financial Intermediaries: (continued)
826,650		HighTower Holdings LLC 2021 Term Loan B, 6.732%, (US0003M + 4.000%), 04/21/28	$769,818	0.2
1,270,847		Jane Street Group, LLC 2021 Term Loan, 5.865%, (US0001M + 2.750%), 01/26/28	1,221,601	0.4
820,000		VFH Parent LLC 2022 Term Loan B, 6.118%, (SOFRRATE + 3.000%), 01/13/29	786,175	0.2
128,377		Walker & Dunlop, Inc. 2021 Term Loan, 5.384%, (SOFRRATE + 2.250%), 12/16/28	125,167	0.0
			11,971,612	3.5

		Food Products: 1.9%
977,099		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.865%, (US0001M + 3.750%), 10/01/25	861,680	0.3
545,741		8th Avenue Food & Provisions, Inc. 2021 Incremental Term Loan, 7.871%, (US0001M + 4.750%), 10/01/25	484,345	0.1
660,000		BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 10.924%, (US0003M + 7.250%), 06/08/29	620,400	0.2
1,014,900		CHG PPC Parent LLC 2021 Term Loan, 6.125%, (US0001M + 3.000%), 12/08/28	974,304	0.3
101,053	(3)	Dessert Holdings Inc. Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 06/09/28	93,474	0.0
533,558		Dessert Holdings Inc. Term Loan, 7.674%, (US0003M + 4.000%), 06/09/28	493,541	0.1
290,660		IRB Holding Corp 2022 Term Loan B, 5.696%, (SOFRRATE + 3.000%), 12/15/27	272,312	0.1
970,000		NPC International, Inc. 2nd Lien Term Loan, 1.000%, 04/18/25	19,400	0.0
1,112,213		Primary Products Finance LLC Term Loan, 6.227%, (US0003M + 4.000%), 03/31/29	1,076,529	0.3
1,075,586		Sigma Bidco B.V. 2018 USD Term Loan B, 5.899%, (US0006M + 3.000%), 07/02/25	936,432	0.3
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Food Products: (continued)
793,576		Weber-Stephen Products LLC Term Loan B, 6.365%, (US0001M + 3.250%), 10/30/27	$651,724	0.2
			6,484,141	1.9

		Food Service: 0.7%
987,310		1011778 B.C. Unlimited Liability Company Term Loan B4, 4.871%, (US0001M + 1.750%), 11/19/26	947,046	0.3
617,819		Flynn Restaurant Group LP 2021 Term Loan B, 7.365%, (US0001M + 4.250%), 12/01/28	576,425	0.2
900,571		Fogo De Chao, Inc. 2018 Add On Term Loan, 7.365%, (US0001M + 4.250%), 04/07/25	853,291	0.2
78,000		K-Mac Holdings Corp 2021 2nd Lien Term Loan, 9.865%, (US0001M + 6.750%), 07/30/29	74,685	0.0
			2,451,447	0.7

		Food/Drug Retailers: 1.1%
1,135,259		EG Finco Limited 2018 USD Term Loan, 7.674%, (US0003M + 4.000%), 02/07/25	1,062,177	0.3
1,969,146		Moran Foods, LLC 2020 2nd Lien Term Loan, 14.424%, (US0003M + 10.750%), 10/01/24	1,368,557	0.4
1,407,150		Moran Foods, LLC 2020 Term Loan, 10.674%, (US0003M + 7.000%), 04/01/24	1,221,877	0.4
			3,652,611	1.1

		Forest Products: 0.1%
482,696		Spa Holdings 3 Oy USD Term Loan B, 7.424%, (US0003M + 3.750%), 02/04/28	448,304	0.1

		Health Care: 8.1%
768,075		Accelerated Health Systems, LLC 2022 Term Loan B, 7.953%, (TSFR1M + 4.250%), 02/15/29	691,747	0.2
361,826		ADMI Corp. 2021 Term Loan B2, 6.490%, (US0001M + 3.375%), 12/23/27	317,804	0.1
250,000	(3)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 3.550%, (SOFRRATE + 3.500%), 02/15/29	224,625	0.1

See Accompanying Notes to Financial Statements

23

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Health Care: (continued)
1,471,313	Athenahealth, Inc. 2022 Term Loan B, 6.576%, (TSFR1M + 3.500%), 02/15/29	$1,321,974	0.4
861,188	Bausch Health Companies Inc. 2022 Term Loan B, 8.098%, (TSFR1M + 5.250%), 02/01/27	665,178	0.2
443,763	Carestream Dental Equipment, Inc 2021 Term Loan, 7.615%, (US0001M + 4.500%), 09/01/24	428,971	0.1
651,016	CCRR Parent, Inc Term Loan B, 6.870%, (US0001M + 3.750%), 03/06/28	641,250	0.2
965,250	CHG Healthcare Services Inc. 2021 Term Loan, 6.924%, (US0003M + 3.250%), 09/29/28	928,708	0.3
493,461	Commerce Merger Sub, Inc. 2017 1st Lien Term Loan, 6.127%, (US0006M + 3.250%), 06/28/24	476,190	0.1
726,768	Curia Global, Inc. 2021 Term Loan, 6.556%, (US0003M + 3.750%), 08/30/26	675,289	0.2
204,973	Embecta Corp Term Loan B, 5.054%, (TSFR1M + 3.000%), 03/30/29	199,695	0.1
228,550	Envision Healthcare Corporation 2022 1st Lien Term Loan, 10.531%, (TSFR1M + 7.875%), 03/31/27	213,313	0.1
1,613,320	Envision Healthcare Corporation 2022 Second Out Term Loan, 6.830%, (TSFR1M + 4.250%), 03/31/27	738,900	0.2
744,833	eResearchTechnology, Inc. 2020 1st Lien Term Loan, 7.615%, (US0001M + 4.500%), 02/04/27	696,574	0.2
1,232,654	Global Medical Response, Inc. 2017 Incremental Term Loan, 7.365%, (US0001M + 4.250%), 03/14/25	1,072,923	0.3
872,425	GoodRx, Inc. 1st Lien Term Loan, 5.865%, (US0001M + 2.750%), 10/10/25	833,984	0.2
493,490	Greenway Health, LLC 2017 1st Lien Term Loan, 6.870%, (US0001M + 3.750%), 02/16/24	444,449	0.1
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Health Care: (continued)
257,947	Heartland Dental, LLC 2021 Incremental Term Loan, 7.084%, (US0001M + 4.000%), 04/30/25	$240,149	0.1
400,272	ICON Luxembourg S.A.R.L. LUX Term Loan, 3.000%, (US0003M + 2.250%), 07/03/28	391,683	0.1
1,084,550	Medline Borrower, LP USD Term Loan B, 6.365%, (US0001M + 3.250%), 10/23/28	999,745	0.3
918,169	MPH Acquisition Holdings LLC 2021 Term Loan B, 7.320%, (US0003M + 4.250%), 09/01/28	850,837	0.2
150,000	National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 10.930%, (US0003M + 7.250%), 03/02/29	112,500	0.0
53,391	National Mentor Holdings, Inc. 2021 Term Loan C, 7.424%, (US0003M + 3.750%), 03/02/28	38,541	0.0
1,558,236	National Mentor Holdings, Inc. 2021 Term Loan, 7.176%, (US0003M + 3.750%), 03/02/28	1,124,852	0.3
377,594	Pacific Dental Services,LLC 2021 Term Loan, 6.493%, (US0001M + 3.500%), 05/05/28	365,008	0.1
753,500	Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan, 7.424%, (US0003M + 3.750%), 11/30/27	717,521	0.2
250,000	Padagis LLC Term Loan B, 7.043%, (US0003M + 4.750%), 07/06/28	218,750	0.1
995,000	Parexel International Corporation 2021 1st Lien Term Loan, 6.365%, (US0001M + 3.250%), 11/15/28	951,779	0.3
1,003,865	Pathway Vet Alliance LLC 2021 Term Loan, 7.424%, (US0003M + 3.750%), 03/31/27	889,676	0.3
269,325	Perrigo Investments, LLC Term Loan B, 5.535%, (TSFR1M + 2.500%), 04/20/29	265,958	0.1
1,315,612	Phoenix Guarantor Inc 2020 Term Loan B, 6.365%, (US0001M + 3.250%), 03/05/26	1,249,831	0.4

See Accompanying Notes to Financial Statements

24

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Health Care: (continued)
153,320	Physician Partners LLC Term Loan, 7.134%, (SOFRRATE + 4.000%), 12/23/28	$144,887	0.0
1,298,587	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 7.070%, (US0003M + 4.000%), 06/22/26	1,139,510	0.3
244,713	PointClickCare Technologies, Inc. Term Loan B, 5.938%, (US0006M + 3.000%), 12/29/27	235,842	0.1
99,728	PRA Health Sciences, Inc. US Term Loan, 6.005%, (US0003M + 2.250%), 07/03/28	97,588	0.0
661,675	Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 6.784%, (TSFR1M + 3.750%), 07/24/26	604,605	0.2
882,803	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.871%, (US0001M + 3.750%), 11/16/25	823,056	0.2
752,895	RxBenefits, Inc. 2020 Term Loan, 6.609%, (US0006M + 4.500%), 12/20/27	715,250	0.2
1,035,000	Sotera Health Holdings, LLC 2021 Term Loan, 5.865%, (US0001M + 2.750%), 12/11/26	915,975	0.3
1,179,482	Surgery Center Holdings, Inc. 2021 Term Loan, 6.510%, (US0001M + 3.750%), 08/31/26	1,122,638	0.3
240,189	Tecomet Inc. 2017 Repriced Term Loan, 5.793%, (US0003M + 3.500%), 05/01/24	216,771	0.1
1,153,350	U.S. Anesthesia Partners, Inc. 2021 Term Loan, 6.814%, (US0001M + 4.250%), 10/01/28	1,084,509	0.3
1,034,550	Virgin Pulse, Inc. 2021 Term Loan, 7.115%, (US0001M + 4.000%), 04/06/28	905,231	0.3
583,151	WP CityMD Bidco LLC 2021 1st Lien Term Loan B, 6.924%, (US0003M + 3.250%), 12/22/28	558,888	0.2
		27,553,154	8.1

	Home Furnishings: 0.9%
757,350	Conair Holdings, LLC Term Loan B, 7.424%, (US0003M + 3.750%), 05/17/28	639,014	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Home Furnishings: (continued)
863,475	Illuminate Merger Sub Corp. Term Loan, 7.746%, (US0003M + 3.500%), 07/21/28	$759,858	0.2
1,900,450	Solis IV BV USD Term Loan B1, 6.340%, (TSFR1M + 3.500%), 02/26/29	1,573,573	0.5
		2,972,445	0.9

	Industrial: 1.3%
418,950	AZZ INCORPORATED TERM LOAN B, 5.331%, (TSFR1M + 4.250%), 05/06/29	408,215	0.1
365,000	Brown Group Holding LLC 2022 Term Loan B2 1L, 5.436%, (TSFR1M + 3.750%), 07/02/29	354,392	0.1
1,009,870	First Student Bidco, Inc. 2022 Term Loan B 1L, 5.686%, (TSFR1M + 4.000%), 07/21/28	964,426	0.3
70,130	First Student Bidco, Inc. 2022 Term Loan C 1L, 5.686%, (TSFR1M + 4.000%), 07/21/28	66,974	0.0
865,000	Project Castle, Inc. Term Loan B 1L, 7.186%, (TSFR1M + 5.500%), 06/01/29	739,575	0.2
319,787	Spirit Aerosystems, Inc. 2021 Term Loan B, 6.893%, (US0001M + 3.750%), 01/15/25	317,289	0.1
1,080,035	ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 1.081%, (TSFR1M + 1.000%), 03/24/28	1,042,234	0.3
220,000	Trident TPI Holdings, Inc. 2022 Incremental Term Loan 1L, 7.772%, (TSFR1M + 5.250%), 09/15/28	210,650	0.1
294,263	Vertex Aerospace Services Corp 2022 Term Loan B 1L, 6.522%, (TSFR1M + 4.000%), 12/06/28	286,906	0.1
		4,390,661	1.3

	Industrial Equipment: 1.5%
494,907	Alliance Laundry Systems LLC Term Loan B, 5.955%, (US0003M + 3.500%), 10/08/27	475,235	0.1
383,075	Clark Equipment Company 2022 Term Loan B, 6.153%, (TSFR1M + 2.500%), 04/20/29	375,414	0.1

See Accompanying Notes to Financial Statements

25

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Industrial Equipment: (continued)
734,450	CMBF LLC Term Loan, 8.756%, (US0001M + 6.000%), 08/02/28	$649,988	0.2
1,000,000	Crown Subsea Communications Holding,Inc. 2021 Term Loan, 7.314%, (US0003M + 4.750%), 04/27/27	970,000	0.3
988,266	Granite Holdings US Acquisition Co. 2021 Term Loan B, 6.250%, (US0003M + 4.000%), 09/30/26	959,441	0.3
284,462	Kenan Advantage Group, Inc. 2021 Term Loan B1, 6.865%, (US0001M + 3.750%), 03/24/26	270,523	0.1
496,231	Madison IAQ LLC Term Loan, 6.815%, (US0003M + 3.250%), 06/21/28	459,634	0.1
938,915	Vertical US Newco Inc Term Loan B, 6.871%, (US0006M + 3.500%), 07/30/27	900,419	0.3
		5,060,654	1.5

	Insurance: 2.2%
773,310	Acrisure, LLC 2020 Term Loan B, 6.615%, (US0001M + 3.500%), 02/15/27	708,545	0.2
1,101,675	Acrisure, LLC 2021 First Lien Term Loan B, 7.365%, (US0001M + 4.250%), 02/15/27	1,038,329	0.3
1,179	Applied Systems, Inc. 2017 1st Lien Term Loan, 6.674%, (US0003M + 3.000%), 09/19/24	1,153	0.0
1,237,147	Aretec Group, Inc. 2018 Term Loan, 7.384%, (TSFR1M + 4.250%), 10/01/25	1,199,002	0.4
749,338	IMA Financial Group, Inc. Term Loan, 6.615%, (US0001M + 3.750%), 11/01/28	715,617	0.2
1,302,390	NFP Corp. 2020 Term Loan, 6.365%, (US0001M + 3.250%), 02/15/27	1,225,468	0.4
1,609,935	OneDigital Borrower LLC 2021 Term Loan, 6.977%, (SOFRRATE + 4.250%), 11/16/27	1,505,289	0.4
1,207,376	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 6.365%, (US0001M + 3.250%), 12/31/25	1,146,504	0.3
		7,539,907	2.2
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Leisure Good/Activities/Movies: 3.3%
661,998	(4)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 12.070% (PIK Rate 12.000%, Cash Rate 3.000%), 09/29/25	$635,519	0.2
1,044,349	(4)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 17.352%, (US0003M + 14.000%) (PIK Rate 12.000%, Cash Rate 3.000%), 09/29/26	1,031,295	0.3
349,161		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 6.615%, (US0001M + 3.500%), 08/17/28	339,341	0.1
705,859		AMC Entertainment Holdings Inc. 2019 Term Loan B, 5.756%, (US0003M + 3.000%), 04/22/26	554,687	0.2
952,083		AppLovin Corporation 2021 Term Loan B, 6.674%, (US0003M + 3.000%), 10/25/28	919,712	0.3
1,476,331		City Football Group Limited Term Loan, 6.484%, (US0003M + 3.500%), 07/21/28	1,387,751	0.4
464,053		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 6.391%, (US0003M + 2.750%), 09/18/24	428,553	0.1
910	(4)	Crown Finance US, Inc. 2020 Term Loan B1, 7.000%, (US0003M + 7.000%) (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	1,085	0.0
1,112,975		CWGS Group, LLC 2021 Term Loan B, 5.341%, (US0001M + 2.500%), 06/03/28	986,374	0.3
746,445		MajorDrive Holdings IV LLC Term Loan B, 7.125%, (US0003M + 4.000%), 06/01/28	688,596	0.2
649,698		Playtika Holding Corp 2021 Term Loan, 5.865%, (US0001M + 2.750%), 03/13/28	624,174	0.2
492,405		PUG LLC USD Term Loan, 6.615%, (US0001M + 3.500%), 02/12/27	430,855	0.1
1,326,466		RV Retailer, LLC Term Loan B, 6.868%, (SOFRRATE + 3.750%), 02/08/28	1,175,580	0.3

See Accompanying Notes to Financial Statements

26

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
276,884	Samsonite International S.A. 2020 Incremental Term Loan B2, 6.115%, (US0003M + 3.000%), 04/25/25	$270,654	0.1
895,000	Scientific Games Holdings LP 2022 USD Term Loan B, 5.617%, (TSFR1M + 3.500%), 04/04/29	828,248	0.2
848,039	SRAM, LLC 2021 Term Loan B, 5.824%, (US0001M + 2.750%), 05/18/28	803,517	0.2
296,742	The Knot Worldwide Inc. 2022 Term Loan, 7.634%, (TSFR1M + 4.500%), 12/19/25	287,840	0.1
		11,393,781	3.3

	Lodging & Casinos: 1.9%
984,958	Aimbridge Acquisition Co., Inc. 2020 Incremental Term Loan B, 7.743%, (US0001M + 4.750%), 02/02/26	884,000	0.3
736,527	Arches Buyer Inc. 2021 Term Loan B, 6.365%, (US0001M + 3.250%), 12/06/27	666,556	0.2
1,462,655	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 5.865%, (US0001M + 2.750%), 12/23/24	1,431,025	0.4
793,209	Hilton Grand Vacations Borrower LLC 2021 Term Loan B, 6.115%, (US0001M + 3.000%), 08/02/28	768,257	0.2
997,500	Scientific Games International, Inc. 2022 USD Term Loan, 5.906%, (TSFR1M + 3.000%), 04/14/29	972,146	0.3
663,975	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.892%, (US0003M + 2.250%), 07/21/26	643,503	0.2
1,230,700	Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 5.935%, (US0001M + 3.250%), 10/02/28	1,114,553	0.3
		6,480,040	1.9

	Mortgage REITs: 0.2%
734,009	BIFM CA Buyer Inc. Term Loan B, 6.580%, (US0001M + 3.500%), 06/01/26	711,989	0.2
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Nonferrous Metals/Minerals: 0.4%
1,336,122	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 6.285%, (US0003M + 4.000%), 07/31/26	$1,268,203	0.4

	Oil & Gas: 1.9%
78,854	BCP Renaissance Parent LLC 2017 Term Loan B, 6.615%, (US0001M + 3.500%), 10/31/24	76,094	0.0
1,074,260	Brazos Delaware II, LLC Term Loan B, 7.014%, (US0001M + 4.000%), 05/21/25	1,037,333	0.3
447,086	Glass Mountain Pipeline Holdings, LLC 2021 Exit Term Loan, 7.300%, (US0003M + 4.500%), 10/28/27	383,097	0.1
856,350	ITT Holdings LLC 2021 Term Loan, 5.865%, (US0001M + 2.750%), 07/10/28	819,955	0.3
726,882	Medallion Midland Acquisition, LLC 2021 Term Loan, 6.871%, (US0001M + 3.750%), 10/18/28	704,622	0.2
791,753	NorthRiver Midstream Finance LP 2018 Term Loan B, 5.527%, (US0003M + 3.250%), 10/01/25	772,330	0.2
873,382	Oryx Midstream Services Permian Basin LLC Term Loan B, 6.211%, (US0003M + 3.250%), 10/05/28	848,272	0.3
798,963	TransMontaigne Operating Company L.P. Term Loan B, 6.533%, (US0001M + 3.500%), 11/17/28	758,349	0.2
978,410	Waterbridge Midstream Operating LLC Term Loan B, 9.127%, (US0003M + 5.750%), 06/22/26	946,815	0.3
		6,346,867	1.9

	Publishing: 0.9%
1,488,741	Cengage Learning, Inc. 2021 Term Loan B, 7.814%, (US0003M + 4.750%), 07/14/26	1,351,962	0.4
821,750	Dotdash Meredith Inc Term Loan B, 6.612%, (SOFRRATE + 4.000%), 12/01/28	737,521	0.2

See Accompanying Notes to Financial Statements

27

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Publishing: (continued)
1,222,650	McGraw-Hill Global Education Holdings, LLC 2021 Term Loan, 8.315%, (US0006M + 4.750%), 07/28/28	$1,130,187	0.3
		3,219,670	0.9

	Radio & Television: 2.8%
1,625,103	Clear Channel Outdoor Holdings, Inc. Term Loan B, 6.306%, (US0003M + 3.500%), 08/21/26	1,455,145	0.4
1,650,106	CMG Media Corporation 2021 Term Loan, 6.615%, (US0001M + 3.500%), 12/17/26	1,548,348	0.5
4,779,866	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 5.946%, (TSFR1M + 3.250%), 08/24/26	970,313	0.3
303,446	Diamond Sports Group, LLC 2022 First Priority Term Loan, 10.696%, (SOFRRATE + 8.000%), 05/26/26	290,853	0.1
666,667	Entercom Media Corp. 2019 Term Loan, 5.613%, (US0001M + 2.500%), 11/18/24	556,667	0.2
844,463	Gray Television, Inc. 2021 Term Loan D, 5.564%, (US0001M + 3.000%), 12/01/28	822,823	0.2
280,000	iHeartCommunications, Inc. 2020 Incremental Term Loan, 6.365%, (US0001M + 3.250%), 05/01/26	263,900	0.1
1,533,849	iHeartCommunications, Inc. 2020 Term Loan, 6.115%, (US0001M + 3.000%), 05/01/26	1,443,736	0.4
630,356	NASCAR Holdings, Inc Term Loan B, 5.615%, (US0001M + 2.500%), 10/19/26	621,689	0.2
159,128	Sinclair Television Group Inc. Term Loan B2B, 5.613%, (US0001M + 2.500%), 09/30/26	151,569	0.0
1,339,691	Univision Communications Inc. 2021 First Lien Term Loan B, 6.365%, (US0001M + 3.250%), 03/15/26	1,275,386	0.4
		9,400,429	2.8
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Retailers (Except Food & Drug): 3.3%
384,037	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 6.346%, (SOFRRATE + 3.750%), 07/31/28	$358,115	0.1
102,778	AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan, 4.050%, (SOFRRATE + 4.000%), 07/31/28	95,797	0.0
452,222	AI Aqua Merger Sub, Inc. 2022 Term Loan B, 4.050%, (TSFR1M + 4.000%), 07/31/28	421,508	0.1
603,306	CNT Holdings I Corp 2020 Term Loan, 6.248%, (TSFR1M + 3.500%), 11/08/27	575,969	0.2
659,261	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 7.563%, (US0001M + 4.750%), 03/10/26	618,332	0.2
1,699,855	Great Outdoors Group, LLC 2021 Term Loan B1, 6.865%, (US0001M + 3.750%), 03/06/28	1,573,428	0.5
1,823,065	Harbor Freight Tools USA, Inc. 2021 Term Loan B, 5.865%, (US0001M + 2.750%), 10/19/27	1,656,710	0.5
748,443	Jo-Ann Stores, Inc. 2021 Term Loan B1, 7.516%, (US0003M + 4.750%), 07/07/28	496,966	0.1
636,027	Leslies Poolmart, Inc. 2021 Term Loan B, 5.615%, (US0001M + 2.500%), 03/09/28	608,042	0.2
1,062,305	Michaels Companies, Inc. 2021 Term Loan B, 7.924%, (US0003M + 4.250%), 04/15/28	863,787	0.2
992,443	Petco Health and Wellness Company, Inc. 2021 Term Loan B, 6.924%, (US0003M + 3.250%), 03/03/28	941,829	0.3
794,000	Petmate Incremental Term Loan B, 9.174%, (US0003M + 5.500%), 09/15/28	645,125	0.2
1,237,500	Pilot Travel Centers LLC 2021 Term Loan B, 5.134%, (TSFR1M + 2.000%), 08/04/28	1,187,141	0.3
996,154	Restoration Hardware, Inc. Term Loan B, 5.615%, (US0001M + 2.500%), 10/20/28	886,993	0.3

See Accompanying Notes to Financial Statements

28

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
504,900		Victorias Secret & Co. Term Loan B, 6.394%, (US0003M + 3.250%), 08/02/28	$473,344	0.1
			11,403,086	3.3

		Surface Transport: 1.5%
2,087,270		American Trailer World Corp. Term Loan B, 6.784%, (TSFR1M + 3.750%), 03/03/28	1,908,808	0.6
622,791		ENC Holding Corporation 2021 Term Loan, 7.928%, (US0003M + 4.250%), 08/04/28	582,309	0.2
55,918	(3)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/19/28	52,284	0.0
150,000		LaserShip, Inc. 2021 2nd Lien Term Loan, 10.377%, (US0003M + 7.500%), 05/07/29	118,500	0.0
1,288,804		LaserShip, Inc. 2021 Term Loan, 7.377%, (US0006M + 4.500%), 05/07/28	1,096,772	0.3
386,172		Savage Enterprises LLC 2021 Term Loan B, 6.340%, (US0001M + 3.250%), 09/15/28	375,794	0.1
883,325		Worldwide Express Operations, LLC 2021 1st Lien Term Loan, 7.674%, (US0003M + 4.000%), 07/26/28	807,801	0.2
250,000		Worldwide Express Operations, LLC 2021 2nd Lien Term Loan, 10.674%, (US0003M + 7.000%), 07/26/29	226,875	0.1
			5,169,143	1.5

		Technology: 4.0%
95,000		Aristocrat Technologies, Inc. Term Loan B, 3.331%, (TSFR1M + 2.250%), 05/24/29	94,335	0.0
7,220,000		Avaya 2022 Term Loan 1L, 11.686%, (TSFR1M + 10.000%), 12/15/27	4,608,764	1.4
268,937		Bright Bidco B.V. 2022 DIP Delayed Draw Term Loan, 11.042%, 02/28/23	268,937	0.1
362,639		Bright Bidco B.V. 2022 DIP Term Loan, 11.042%, 02/28/23	366,265	0.1
915,000		CDK Global 2022 Term Loan B 1L, 6.186%, (TSFR1M + 4.500%), 07/06/29	883,118	0.3
Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

LOANS*: (continued)
	Technology: (continued)
530,000	Entegris, Inc. 2022 Term Loan B, 5.570%, (SOFRRATE + 3.000%), 07/06/29	$527,019	0.2
1,217,633	Misys (Finastra) — TL B 1L, 6.871%, (US0003M + 3.500%), 06/13/24	1,069,777	0.3
1,495,000	MKS Instruments, Inc. 2022 Term Loan B 1L, 5.792%, (TSFR1M + 2.750%), 08/17/29	1,462,765	0.4
778,140	RealPage, Inc. Term Loan B 1L, 6.115%, (US0001M + 3.000%), 04/24/28	730,236	0.2
1,230,000	Tibco Software Inc. 2022 USD Term Loan, 7.542%, 03/20/29	1,105,633	0.3
1,758,887	Veritas US Inc. 2021 USD Term Loan B, 8.674%, (US0003M + 5.000%), 09/01/25	1,401,613	0.4
1,104,450	Virtusa Corporation 2022 Incremental Term Loan, 6.884%, (SOFRRATE + 3.750%), 02/15/29	1,038,183	0.3
		13,556,645	4.0

	Telecommunications: 6.1%
891,248	Altice Financing SA 2017 USD Term Loan B, 5.262%, (US0003M + 2.750%), 07/15/25	840,001	0.2
891,929	Altice Financing SA USD 2017 1st Lien Term Loan, 5.262%, (US0003M + 2.750%), 01/31/26	837,670	0.2
501,663	Altice France S.A. USD Term Loan B11, 5.556%, (US0003M + 2.750%), 07/31/25	462,784	0.1
969,925	Asurion LLC 2020 Term Loan B8, 6.365%, (US0001M + 3.250%), 12/23/26	824,436	0.2
530,000	Asurion LLC 2021 2nd Lien Term Loan B3, 8.365%, (US0001M + 5.250%), 01/31/28	405,891	0.1
1,170,000	Asurion LLC 2021 Second Lien Term Loan B4, 8.365%, (US0001M + 5.250%), 01/20/29	900,900	0.3
1,465,001	Asurion LLC 2021 Term Loan B9, 6.365%, (US0001M + 3.250%), 07/31/27	1,237,926	0.4
747,235	Avaya, Inc. 2020 Term Loan B, 7.068%, (US0001M + 4.250%), 12/15/27	403,507	0.1

See Accompanying Notes to Financial Statements

29

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Telecommunications: (continued)
810,018	Cablevision Lightpath LLC Term Loan B, 6.068%, (US0001M + 3.250%), 11/30/27	$778,967	0.2
984,906	CCI Buyer, Inc. Term Loan, 7.553%, (TSFR1M + 4.000%), 12/17/27	930,429	0.3
2,969,466	CenturyLink, Inc. 2020 Term Loan B, 5.365%, (US0001M + 2.250%), 03/15/27	2,708,046	0.8
1,772,448	CommScope, Inc. 2019 Term Loan B, 6.365%, (US0001M + 3.250%), 04/06/26	1,638,038	0.5
628,601	Connect Finco Sarl 2021 Term Loan B, 6.615%, (US0001M + 3.500%), 12/11/26	587,585	0.2
714,286	Digi International Inc. Term Loan B, 7.806%, (US0003M + 5.000%), 11/01/28	698,214	0.2
1,737,782	Global Tel*Link Corporation 2018 1st Lien Term Loan, 7.056%, (US0003M + 4.250%), 11/29/25	1,564,546	0.5
1,447,028	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 12.727%, (SOFRRATE + 10.000%), 11/29/26	1,240,826	0.4
380,188	GOGO Intermediate Holdings LLC Term Loan B, 6.556%, (US0003M + 3.750%), 04/30/28	370,326	0.1
253,478	GTT Communications, Inc. 2018 USD Term Loan B, 10.000%, (PRIME + 3.750%), 05/31/25	184,786	0.0
581,217	Level 3 Financing Inc. 2019 Term Loan B, 4.865%, (US0001M + 1.750%), 03/01/27	553,713	0.2
789,098	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 8.174%, (US0003M + 4.500%), 11/01/24	693,091	0.2
675,000	Venga Finance Sarl 2021 USD Term Loan B, 7.820%, (US0003M + 4.750%), 12/04/28	626,063	0.2
1,012,463	ViaSat, Inc. Term Loan, 7.649%, (TSFR1M + 4.500%), 03/02/29	899,826	0.3
1,472,765	Zayo Group Holdings, Inc. USD Term Loan, 6.115%, (US0001M + 3.000%), 03/09/27	1,237,649	0.4
		20,625,220	6.1
Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Utilities: 1.0%
466,044		Edgewater Generation, L.L.C. Term Loan, 6.865%, (US0001M + 3.750%), 12/13/25	$411,451	0.1
559,041		Generation Bridge Acquisition, LLC Term Loan B, 8.674%, (US0003M + 5.000%), 12/01/28	554,289	0.2
11,735		Generation Bridge Acquisition, LLC Term Loan C, 8.674%, (US0003M + 5.000%), 12/01/28	11,635	0.0
2,453,615		Nautilus Power, LLC Term Loan B, 7.365%, (US0001M + 4.250%), 05/16/24	1,880,082	0.6
490,050		Tiger Acquisition, LLC 2021 Term Loan, 6.365%, (US0001M + 3.250%), 06/01/28	455,338	0.1
			3,312,795	1.0
		Total Loans (Cost $346,656,398)	313,980,409	92.2

CORPORATE BONDS/NOTES: 4.6%
		Basic Materials: 0.7%
1,000,000	#	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	833,960	0.3
2,000,000	#	LSF11 A5 Holdco LLC, 6.625%, 10/15/29	1,503,930	0.4
			2,337,890	0.7

		Communications: 0.5%
250,000		AMC Networks, Inc., 4.250%, 02/15/29	185,416	0.0
1,000,000	#	Gray Escrow II, Inc., 5.375%, 11/15/31	786,560	0.2
250,000	#	LCPR Senior Secured Financing DAC, 6.750%, 10/15/27	207,844	0.1
250,000	#	ViaSat, Inc., 5.625%, 04/15/27	208,503	0.1
250,000	#	Vmed O2 UK Financing I PLC, 4.750%, 07/15/31	193,485	0.1
			1,581,808	0.5

		Consumer, Cyclical: 1.3%
1,000,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/28	844,910	0.2
500,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/27	431,435	0.1
1,500,000	#	Gap, Inc./The, 3.875%, 10/01/31	956,942	0.3
1,000,000	#	LGI Homes, Inc., 4.000%, 07/15/29	742,320	0.2
220,000	#	Macy’s Retail Holdings LLC, 5.875%, 03/15/30	174,455	0.1
1,000,000	#	Sonic Automotive, Inc., 4.625%, 11/15/29	786,185	0.2

See Accompanying Notes to Financial Statements

30

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
835,000	#	Tempur Sealy International, Inc., 3.875%, 10/15/31	$613,566	0.2
			4,549,813	1.3

		Consumer, Non-cyclical: 0.7%
1,000,000	#	ACCO Brands Corp., 4.250%, 03/15/29	753,820	0.2
500,000	#	ADT Security Corp./The, 4.125%, 08/01/29	416,060	0.1
250,000	#	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/30	211,845	0.1
250,000	#	APi Escrow Corp., 4.750%, 10/15/29	207,459	0.1
715,000	#	Medline Borrower L.P., 5.250%, 10/01/29	541,205	0.1
250,000	#	Primo Water Holdings, Inc., 4.375%, 04/30/29	203,723	0.1
			2,334,112	0.7

		Energy: 0.5%
1,000,000	#	Hess Midstream Operations L.P., 4.250%, 02/15/30	809,635	0.2
250,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/30	218,440	0.1
1,000,000	#	SunCoke Energy, Inc., 4.875%, 06/30/29	773,305	0.2
			1,801,380	0.5

		Financial: 0.3%
250,000	#	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/28	232,442	0.1
1,000,000	#	PRA Group, Inc., 5.000%, 10/01/29	812,217	0.2
			1,044,659	0.3

		Industrial: 0.2%
250,000	#	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/28	212,001	0.0
500,000	#	GFL Environmental, Inc., 4.000%, 08/01/28	417,748	0.1
250,000	#	Rolls-Royce PLC, 5.750%, 10/15/27	217,715	0.1
			847,464	0.2

		Technology: 0.4%
550,000	#	Entegris Escrow Corp., 6.950%, 06/15/30	503,217	0.2
1,000,000	#	Open Text Corp., 3.875%, 12/01/29	771,730	0.2
			1,274,947	0.4
		Total Corporate Bonds/Notes (Cost $19,427,684)	15,772,073	4.6
Shares			Value	Percentage of Net Assets

EQUITIES AND OTHER ASSETS: 1.3%
408,271	(5),(6)	24 Hour Fitness Worldwide, Inc.	$35,928	0.0
544,388	(5),(6)	24 Hour Fitness Worldwide, Inc. — Preferred	408,291	0.1
50,201	(5)	Cineworld Group PLC	—	0.0
132,618	(5),(6)	Covia Specialty Minerals, Inc.	1,724,034	0.5
69,381	(6)	Cumulus Media, Inc. Class-A	487,749	0.2
7,543	(5),(6)	Harvey Gulf International Marine LLC	165,946	0.1
4,783	(5),(6)	Harvey Gulf International Marine LLC — Warrants	105,226	0.0
7,471	(5),(6)	iQor	29,884	0.0
102,480	(5),(6)	Longview Power LLC	1,281,000	0.4
6,829	(5)	Riverbed Technology, Inc.	68	0.0
88,701	(5),(6)	Save-A-Lot, Inc. / Moran Foods	36,988	0.0
42,856	(5),(6)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
		Total Equities and Other Assets (Cost $4,817,561)	4,275,543	1.3
		Total Investments (Cost $370,901,643)	$334,028,025	98.1
		Assets in Excess of Other Liabilities	6,448,552	1.9
		Net Assets	$340,476,577	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(1)	Defaulted loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(2)	The borrower has filed for protection in federal bankruptcy court.
(3)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 9 for additional details.
(4)	All or a portion of this Loan is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.

See Accompanying Notes to Financial Statements

31

VOYA FLOATING RATE FUND	PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2022 (UNAUDITED) (CONTINUED)

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Loans	$—	$313,980,409	$—	$313,980,409
Equities and Other Assets	487,749	—	3,787,794	4,275,543
Corporate Bonds/Notes	—	15,772,073	—	15,772,073
Total Investments, at fair value	$487,749	$329,752,482	$3,787,794	$334,028,025

ˆ See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2022:

Equities and Other Assets*
Assets:
Beginning balance at March 31, 2022	$—
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gain (loss)	—
Net change in unrealized appreciation (depreciation)**	—
Transfers into Level 3	3,787,794
Transfers out of Level 3	—
Ending balance at September 30, 2022	$3,787,794
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2022***	$—

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
**	Senior loan transferred into Level 3 due to lack of significant other unobservable inputs.
***	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $371,119,610.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,963,478
Gross Unrealized Depreciation	(39,055,063)
Net Unrealized Depreciation	$(37,091,585)

See Accompanying Notes to Financial Statements

32

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
163315 (0922-111722)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Dina Santoro
Dina Santoro
Chief Executive Officer

Date: December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dina Santoro
Dina Santoro
Chief Executive Officer

Date: December 2, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 2, 2022